UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Mutual Funds (63.4%)	Value

Equity Mutual Funds (59.6%)
1,530,785	Thrivent Natural Resources Fund	$16,716,172
3,871,291	Thrivent Partner Small Cap Growth Fund	57,875,799
698,214	Thrivent Partner Small Cap Value Fund	14,997,642
1,011,313	Thrivent Small Cap Stock Fund	21,864,596
1,613,534	Thrivent Mid Cap Growth Fund	37,079,000
1,859,855	Thrivent Partner Mid Cap Value Fund	27,488,659
1,842,031	Thrivent Mid Cap Stock Fund	45,792,890
10,540,808	Thrivent Partner Worldwide Allocation Fund	111,310,929
6,475,568	Thrivent Large Cap Growth Fund	55,236,599
2,353,715	Thrivent Large Cap Value Fund	47,309,664
978,449	Thrivent Large Cap Stock Fund	27,014,969

	Total	462,686,919

Fixed Income Mutual Funds (3.8%)
1,396,897	Thrivent High Yield Fund	7,124,175
639,924	Thrivent Income Fund	5,951,295
705,934	Thrivent Opportunity Income Plus Fund	7,369,952
744,105	Thrivent Limited Maturity Bond Fund	9,278,988

	Total	29,724,410

	Total Mutual Funds (cost $378,139,840)	492,411,329

Shares	Common Stock (27.5%)	Value

Consumer Discretionary (3.6%)
2,250	Aaron’s, Inc.	59,355
5,800	Amazon.com, Inc.[a]	1,815,342
2,950	AutoZone, Inc.[a]	1,525,238
9,400	Barnes & Noble, Inc.[a]	195,708
17,850	Best Buy Company, Inc.	530,680
2,650	Big Lots, Inc.	115,938
6,450	Bloomin’ Brands, Inc.[a]	126,356
1,800	BorgWarner, Inc.	112,050
1,150	Brinker International, Inc.	51,566
18,000	Cablevision Systems Corporation	345,960
5,240	CBS Corporation	297,789
27,980	Cheesecake Factory, Inc.	1,199,782
2,500	Children’s Place Retail Stores, Inc.	125,500
4,000	Coinstar, Inc.[a]	220,080
57,400	Comcast Corporation[b]	3,084,102
4,950	Crocs, Inc.[a]	78,557
1,100	Deckers Outdoor Corporation[a]	97,361
12,948	Delphi Automotive plc	864,926
1,800	DeVry Education Group, Inc.	71,946
10,200	DISH Network Corporation[a]	630,972
5,300	Dollar Tree, Inc.[a]	288,691
22,850	Ford Motor Company	388,907
1,850	General Motors Company	62,567
3,250	G-III Apparel Group, Ltd.[a]	252,428
1,750	Harman International Industries, Inc.	189,962
15,700	Home Depot, Inc.[b]	1,269,345
35,740	Houghton Mifflin Harcourt Company[a]	625,807
4,600	Iconix Brand Group, Inc.[a]	194,258
32,175	Ignite Restaurant Group, Inc.[a]	413,449
3,450	Kohl’s Corporation	184,713
4,950	Lamar Advertising Company	248,242
21,787	Las Vegas Sands Corporation	1,608,970

Shares	Common Stock (27.5%)	Value

Consumer Discretionary (3.6%) - continued
6,500	Liberty Interactive Corporation[a]	$182,325
10,850	Live Nation Entertainment, Inc.[a]	251,829
15,550	Lowe’s Companies, Inc.	744,067
10,300	Macy’s, Inc.	595,237
2,550	Marriott Vacations Worldwide Corporation[a]	146,753
44,172	MDC Partners, Inc.	910,827
1,150	Meredith Corporation	52,808
350	Michael Kors Holdings, Ltd.[a]	28,518
1,900	Multimedia Games Holding Company, Inc.[a]	45,828
4,900	Nautilus, Inc.[a]	48,804
20,350	NIKE, Inc.	1,569,595
43,530	NutriSystem, Inc.	698,657
6,900	Omnicom Group, Inc.	482,931
7,400	Orbitz Worldwide, Inc.[a]	65,490
9,880	Papa John’s International, Inc.	411,897
3,350	PetSmart, Inc.	228,269
7,500	Ruby Tuesday, Inc.[a]	45,075
6,300	Scientific Games Corporation[a]	53,802
5,650	Scripps Networks Interactive, Inc.	465,617
3,950	Smith & Wesson Holding Corporation[a]	48,783
19,850	Starbucks Corporation	1,541,948
4,160	Time Warner Cable, Inc.[b]	603,616
12,050	Toll Brothers, Inc.[a]	393,914
50,600	Tuesday Morning Corporation[a]	832,876
5,700	Wyndham Worldwide Corporation	430,635
3,400	Zumiez, Inc.[a]	94,690

	Total	28,251,338

Consumer Staples (1.1%)
15,250	Altria Group, Inc.	619,150
2,665	Andersons, Inc.	143,963
7,650	Anheuser-Busch InBev NV ADR	826,047
16,475	Annie’s, Inc.[a]	480,741
1,250	Bunge, Ltd.	98,550
4,200	Coca-Cola Enterprises, Inc.	190,890
1,500	Colgate-Palmolive Company	95,100
23,720	CVS Caremark Corporation	1,811,259
3,400	Green Mountain Coffee Roasters, Inc.	405,552
1,100	Hain Celestial Group, Inc.[a]	94,050
4,550	Ingredion, Inc.	335,016
2,630	Kimberly-Clark Corporation	273,178
2,400	Kroger Company	117,552
13,423	Mondelez International, Inc.	483,228
2,903	Philip Morris International, Inc.[b]	238,075
5,750	Pilgrim’s Pride Corporation[a]	160,770
2,400	Pinnacle Foods, Inc.	72,312
4,000	Procter & Gamble Company	309,280
41,500	Rite Aid Corporation[a]	277,635
950	Sanderson Farms, Inc.	86,536
1,500	Wal-Mart Stores, Inc.	110,370
40,680	WhiteWave Foods Company[a]	1,211,857

	Total	8,441,111

Energy (2.5%)
1,775	Atwood Oceanics, Inc.[a]	85,466
2,100	Baker Hughes, Inc.	144,417
6,150	Basic Energy Services, Inc.[a]	147,539
1,885	Cabot Oil & Gas Corporation	62,111
23,130	Cameron International Corporation[a]	1,640,148

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (27.5%)	Value

Energy (2.5%) - continued
3,050	Chesapeake Energy Corporation	$80,428
3,480	Chevron Corporation[b]	449,755
850	Cimarex Energy Company	118,167
635	Concho Resources, Inc.[a]	89,408
1,200	ConocoPhillips	99,000
5,050	Denbury Resources, Inc.	85,597
650	Energen Corporation	53,059
1,200	Ensco plc	60,780
11,720	EOG Resources, Inc.	1,282,637
5,621	EQT Corporation	527,362
5,000	Exterran Holdings, Inc.	211,250
19,650	Exxon Mobil Corporation	1,944,171
3,750	Green Plains, Inc.	140,588
1,250	Gulfmark Offshore, Inc.	47,838
700	Gulfport Energy Corporation[a]	37,387
1,200	Helmerich & Payne, Inc.	127,512
1,250	Hess Corporation	123,725
1,925	HollyFrontier Corporation	90,494
5,200	Kosmos Energy, Ltd.[a]	50,076
52,964	Marathon Oil Corporation	2,052,355
19,120	Market Vectors Oil Service ETF	1,035,922
13,250	Nabors Industries, Ltd.	359,870
1,050	National Oilwell Varco, Inc.	85,092
2,020	Noble Corporation	63,367
1,365	Noble Energy, Inc.	90,759
12,410	Oasis Petroleum, Inc.[a]	663,315
1,265	Oceaneering International, Inc.	85,906
1,125	Oil States International, Inc.[a]	68,951
3,450	Patterson-UTI Energy, Inc.	118,507
380	Pioneer Natural Resources Company	84,155
3,200	QEP Resources, Inc.	105,760
875	Range Resources Corporation	66,141
12,570	Rex Energy Corporation[a]	173,340
8,780	Rosetta Resources, Inc.[a]	448,395
1,880	Rowan Companies plc	57,378
8,150	SandRidge Energy, Inc.[a]	48,574
15,930	Schlumberger, Ltd.	1,726,653
4,340	SM Energy Company	340,864
13,100	Southwestern Energy Company[a]	531,598
7,750	Superior Energy Services, Inc.	260,400
11,600	Total SA ADR	748,200
31,506	Trinidad Drilling, Ltd.	304,557
850	Unit Corporation[a]	53,847
93,800	Weatherford International, Ltd.[a]	2,098,306
2,850	Whiting Petroleum Corporation[a]	252,197
2,700	WPX Energy, Inc.[a]	55,539

	Total	19,678,863

Financials (5.0%)
2,890	ACE, Ltd.	289,289
4,744	Affiliated Managers Group, Inc.[a]	945,242
15,920	Allied World Assurance Company Holdings AG	573,279
5,150	Allstate Corporation	301,017
7,600	American Assets Trust, Inc.	260,604
12,050	American International Group, Inc.	626,359
3,300	AmTrust Financial Services, Inc.	140,712
4,700	Argo Group International Holdings, Ltd.	234,107
1,650	Assurant, Inc.	104,544
49,330	Bank of America Corporation	752,282
2,450	Banner Corporation	98,588
24,840	BBCN Bancorp, Inc.	373,097
11,800	Berkshire Hathaway, Inc.[a]	1,480,074

Shares	Common Stock (27.5%)	Value

Financials (5.0%) - continued
8,800	Blackstone Group, LP	$287,584
5,000	Camden Property Trust	361,800
3,300	Capital One Financial Corporation	262,482
2,600	Cash America International, Inc.	115,414
1,800	CBRE Group, Inc.[a]	55,512
31,920	Citigroup, Inc.	1,561,207
1,702	CNA Financial Corporation	63,604
53,580	CNO Financial Group, Inc.	866,924
7,750	Comerica, Inc.	389,515
3,900	Crown Castle International Corporation	289,302
6,644	Deutsche Bank AG	226,959
5,800	Digital Realty Trust, Inc.	373,462
4,700	Discover Financial Services	286,982
18,650	Duke Realty Corporation	335,513
23,310	Education Realty Trust, Inc.	246,154
4,600	Extra Space Storage, Inc.	237,958
22,650	Fifth Third Bancorp	463,872
10,600	First Horizon National Corporation	124,868
23,400	First Niagara Financial Group, Inc.	201,240
11,050	First Republic Bank	516,256
7,100	Fulton Financial Corporation	80,514
8,915	Gaming and Leisure Properties, Inc.	300,168
2,350	General Growth Properties, Inc.	54,919
54,436	Genworth Financial, Inc.[a]	713,112
31,750	Hanmi Financial Corporation	670,560
15,191	HCC Insurance Holdings, Inc.	709,116
22,718	Host Hotels & Resorts, Inc.	493,889
119,100	Huntington Bancshares, Inc.	1,169,562
13,320	Invesco, Ltd.	501,232
19,020	iShares Russell 2000 Index Fund	2,112,932
15,901	J.P. Morgan Chase & Company	917,011
29,800	KeyCorp	403,492
11,318	Lazard, Ltd.	591,931
3,700	M&T Bank Corporation	449,550
15,500	MBIA, Inc.[a]	148,490
16,610	MetLife, Inc.	873,686
1,750	Montpelier Re Holdings, Inc.	51,678
25,420	Morgan Stanley	822,083
15,050	NASDAQ OMX Group, Inc.	634,960
8,250	Northern Trust Corporation	551,842
3,300	Old Republic International Corporation	47,487
11,950	PacWest Bancorp	497,957
12,400	Parkway Properties, Inc.	257,052
18,810	Pebblebrook Hotel Trust	684,684
3,800	Popular, Inc.[a]	121,220
7,100	Prudential Financial, Inc.	617,487
2,500	RLJ Lodging Trust	70,100
32,000	SPDR Euro Stoxx 50 ETF	1,304,320
28,300	SPDR S&P 500 ETF Trust	5,464,447
4,850	Strategic Hotels & Resorts, Inc.[a]	55,339
3,950	Sunstone Hotel Investors, Inc.	56,051
8,370	SVB Financial Group[a]	912,497
29,600	Synovus Financial Corporation	697,080
19,440	Terreno Realty Corporation	363,528
8,030	Texas Capital Bancshares, Inc.[a]	417,961
3,700	W.R. Berkley Corporation	165,057
6,376	Wells Fargo & Company	324,538
18,950	Western Alliance Bancorp[a]	433,955
19,350	Zions Bancorporation	557,667

	Total	38,744,956

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (27.5%)	Value

Health Care (3.7%)
2,400	Abbott Laboratories	$101,088
1,650	Acceleron Pharma, Inc.[a]	48,873
18,600	Acorda Therapeutics, Inc.[a]	544,422
9,650	Aetna, Inc.	748,164
17,500	Affymetrix, Inc.[a]	150,500
21,500	Akorn, Inc.[a]	729,495
1,200	Alexion Pharmaceuticals, Inc.[a]	190,788
7,330	Align Technology, Inc.[a]	397,359
31,250	Allscripts Healthcare Solutions, Inc.[a]	497,500
1,100	Amgen, Inc.	140,129
8,250	Baxter International, Inc.	616,192
1,150	Biogen Idec, Inc.[a]	384,548
46,900	BioScrip, Inc.[a]	351,281
58,700	Boston Scientific Corporation[a]	750,186
3,350	Bruker Corporation[a]	76,146
3,376	C.R. Bard, Inc.	503,800
8,100	Cardinal Health, Inc.	580,365
10,200	Centene Corporation[a]	735,318
30,850	Cerner Corporation[a]	1,702,920
1,550	Charles River Laboratories International, Inc.[a]	84,026
2,800	Community Health Systems, Inc.[a]	133,560
5,890	Covidien plc	509,544
2,200	DaVita HealthCare Partners, Inc.[a]	154,968
5,000	DENTSPLY International, Inc.	232,100
26,663	ExamWorks Group, Inc.[a]	940,937
4,000	Express Scripts Holding Company[a]	278,600
39,500	Gilead Sciences, Inc.[a]	3,616,225
2,300	Globus Medical, Inc.[a]	51,290
1,150	Greatbatch, Inc.[a]	56,937
2,500	HCA Holdings, Inc.[a]	163,275
29,250	Hologic, Inc.[a]	762,547
2,850	Humana, Inc.	335,302
3,700	Illumina, Inc.[a]	591,667
2,550	Impax Laboratories, Inc.[a]	59,645
22,246	Johnson & Johnson	2,226,602
1,400	LifePoint Hospitals, Inc.[a]	100,408
4,500	McKesson Corporation	863,370
6,200	Medicines Company[a]	144,894
19,770	Merck & Company, Inc.[b]	1,121,750
6,050	Molina Healthcare, Inc.[a]	247,143
16,500	Neurocrine Biosciences, Inc.[a]	224,070
11,850	Novavax, Inc.[a]	51,311
23,828	NuVasive, Inc.[a]	890,691
7,650	PAREXEL International Corporation[a]	409,734
5,400	PerkinElmer, Inc.	249,588
13,500	Pfizer, Inc.	387,450
2,650	PharMerica Corporation[a]	71,524
1,600	Prestige Brands Holdings, Inc.[a]	49,280
1,500	Providence Service Corporation[a]	59,415
2,350	Qiagen NVa	57,411
1,600	Quintiles Transnational Holdings, Inc.[a]	87,888
2,050	Seattle Genetics, Inc.[a]	72,160
6,700	Spectrum Pharmaceuticals, Inc.[a]	47,168
2,160	Teleflex, Inc.	232,718
650	Thermo Fisher Scientific, Inc.	78,975
13,400	UnitedHealth Group, Inc.	1,086,070
8,150	Universal Health Services, Inc.	868,790
13,700	Vertex Pharmaceuticals, Inc.[a]	1,218,067
3,150	Volcano Corporation[a]	52,007
3,650	Waters Corporation[a]	377,556
1,850	WellPoint, Inc.	203,148

	Total	28,698,885

Shares	Common Stock (27.5%)	Value

Industrials (3.5%)
2,050	3M Company	$288,824
2,200	AAR Corporation	59,180
19,400	ADT Corporation	675,120
3,400	Aecom Technology Corporation[a]	115,430
6,750	AGCO Corporation	328,793
1,034	Allegion plc	53,179
11,060	Apogee Enterprises, Inc.	358,897
11,200	Boeing Company[b]	1,349,376
3,177	Briggs & Stratton Corporation	58,234
3,450	Caterpillar, Inc.	347,587
15,550	CLARCOR, Inc.	922,270
1,850	Colfax Corporation[a]	116,495
17,600	CSX Corporation[b]	526,592
3,740	Curtiss-Wright Corporation	237,527
52,800	Delta Air Lines, Inc.	1,977,888
26,553	EMCOR Group, Inc.	1,086,814
6,180	Esterline Technologies Corporation[a]	670,839
8,950	Exelis, Inc.	150,718
6,700	Flowserve Corporation	496,068
20,200	Fluor Corporation	1,471,974
8,830	GATX Corporation	547,460
12,480	Granite Construction, Inc.	406,224
26,800	HNI Corporation	947,112
5,039	Honeywell International, Inc.	462,731
5,550	Huntington Ingalls Industries, Inc.	504,606
11,150	Ingersoll-Rand plc	655,508
63,576	Interface, Inc.	1,007,680
5,130	Jacobs Engineering Group, Inc.[a]	260,655
1,600	Joy Global, Inc.	94,816
8,750	KAR Auction Services, Inc.	256,463
27,630	Korn/Ferry International[a]	812,875
17,100	Landstar System, Inc.	1,130,823
1,700	Lockheed Martin Corporation	283,849
16,264	Manitowoc Company, Inc.	431,972
4,200	Manpower, Inc.	327,138
4,300	Meritor, Inc.[a]	54,051
2,650	Old Dominion Freight Line, Inc.[a]	168,222
22,262	Oshkosh Corporation	1,028,950
4,482	Parker Hannifin Corporation	515,206
4,270	Pentair, Ltd.	273,579
5,000	Quanta Services, Inc.[a]	167,450
21,660	Ritchie Brothers Auctioneers, Inc.	524,605
54,200	Southwest Airlines Company	1,532,776
1,650	Spirit Aerosystems Holdings, Inc.[a]	53,741
9,740	Tennant Company	710,533
17,800	Union Pacific Corporation	1,749,918
1,250	United Technologies Corporation	131,438
5,700	Wabash National Corporation[a]	77,577
3,700	WABCO Holdings, Inc.[a]	360,676
600	WESCO International, Inc.[a]	47,094

	Total	26,817,533

Information Technology (6.5%)
5,650	Akamai Technologies, Inc.[a]	333,463
3,650	Alliance Data Systems Corporation[a]	957,358
5,700	Amdocs, Ltd.	258,438
900	Amphenol Corporation	86,553
74,739	Apple, Inc.[b]	7,142,806
38,394	Applied Materials, Inc.	804,738
12,000	Arris Group, Inc.[a]	410,040

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (27.5%)	Value

Information Technology (6.5%) - continued
3,200	Aruba Networks, Inc.[a]	$57,152
130,500	Atmel Corporation[a]	1,070,100
3,200	AVG Technologies NVa	54,400
2,600	Booz Allen Hamilton Holding Corporation	57,824
3,600	Broadcom Corporation	137,736
25,120	Broadridge Financial Solutions, Inc.	1,014,094
28,300	Brocade Communications Systems, Inc.	260,643
5,500	CDW Corporation	169,895
5,100	Cirrus Logic, Inc.[a]	114,393
49,280	Cisco Systems, Inc.	1,243,334
9,750	Citrix Systems, Inc.[a]	660,367
6,450	Computer Sciences Corporation	402,415
6,600	CoreLogic, Inc.[a]	179,520
42,150	Corning, Inc.	828,247
2,050	Diodes, Inc.[a]	52,275
15,234	DST Systems, Inc.	1,372,126
20,661	E2open, Inc.[a]	334,295
26,924	eBay, Inc.[a]	1,421,587
13,150	Electronic Arts, Inc.[a]	441,840
80,550	EMC Corporation	2,360,115
27,650	Facebook, Inc.[a]	2,008,773
1,400	GameStop Corporation	58,758
2,625	Google, Inc.[a]	1,500,450
3,000	Google, Inc., Class Aa	1,738,650
12,120	Guidewire Software, Inc.[a]	490,860
11,550	Hewlett-Packard Company	411,295
2,300	iGATE Corporation[a]	82,064
9,500	Infinera Corporation[a]	87,400
1,500	International Business Machines Corporation	287,505
1,950	International Rectifier Corporation[a]	48,438
2,250	j2 Global, Inc.	110,070
42,311	Juniper Networks, Inc.[a]	996,001
7,505	Lexmark International, Inc.	360,465
4,550	LinkedIn Corporation[a]	821,912
3,550	Liquidity Services, Inc.[a]	47,890
9,450	Marvell Technology Group, Ltd.	126,063
2,170	Measurement Specialties, Inc.[a]	186,598
3,900	Mentor Graphics Corporation	77,025
10,850	Microsoft Corporation	468,286
57,350	NetApp, Inc.	2,227,474
46,998	NVIDIA Corporation	822,465
12,500	Oracle Corporation	504,875
18,605	Plantronics, Inc.	873,877
4,650	Polycom, Inc.[a]	59,613
21,350	QUALCOMM, Inc.[b]	1,573,495
9,050	Red Hat, Inc.[a]	525,986
21,150	Salesforce.com, Inc.[a]	1,147,388
8,250	Sanmina Corporation[a]	192,143
5,031	Sapient Corporation[a]	74,258
6,440	SPDR S&P Semiconductor ETF	449,126
11,650	SunPower Corporation[a]	427,905
21,440	Symantec Corporation	507,270
7,700	Take-Two Interactive Software, Inc.[a]	172,326
18,150	Teradata Corporation[a]	765,204
23,089	Teradyne, Inc.	420,682
18,950	Texas Instruments, Inc.	876,437
15,790	Textura Corporation[a]	394,276
21,750	Ubiquiti Networks, Inc.[a]	831,503
3,250	VeriFone Systems, Inc.[a]	108,908

Shares	Common Stock (27.5%)	Value

Information Technology (6.5%) - continued
20,239	Virtusa Corporation[a]	$633,076
7,950	Visa, Inc.[b]	1,677,530
46,550	Vishay Intertechnology, Inc.	685,681
18,050	VMware, Inc.[a]	1,793,448
1,250	WebMD Health Corporation[a]	62,288
2,350	Workday, Inc.[a]	197,024
35,650	Xerox Corporation	472,719

	Total	50,611,234

Materials (0.9%)
5,650	Alcoa, Inc.	92,603
2,700	Berry Plastics Group, Inc.[a]	65,583
950	Cabot Corporation	49,770
4,420	Celanese Corporation	257,288
800	Compass Minerals International, Inc.	68,816
2,550	Crown Holdings, Inc.[a]	118,702
8,500	Dow Chemical Company	434,095
8,600	Eagle Materials, Inc.	781,052
2,650	Eastman Chemical Company	208,767
4,650	Freeport-McMoRan, Inc.	173,073
17,550	Graphic Packaging Holding Company[a]	210,600
21,340	H.B. Fuller Company	952,831
19,620	Materials Select Sector SPDR Fund	954,513
2,450	Monsanto Company	277,071
4,950	Nucor Corporation	248,589
11,850	Owens-Illinois, Inc.[a]	369,602
3,850	Packaging Corporation of America	254,716
7,894	Silgan Holdings, Inc.	388,543
1,300	Sonoco Products Company	50,882
27,594	Steel Dynamics, Inc.	585,269
4,400	Stillwater Mining Company[a]	78,760
11,100	Teck Resources, Ltd.	265,956
3,450	Tronox, Ltd.	91,563
1,000	U.S. Silica Holdings, Inc.	56,220
1,300	Worthington Industries, Inc.	49,725

	Total	7,084,589

Telecommunications Services (0.2%)
13,450	AT&T, Inc.	478,686
13,120	Cogent Communications Holdings	455,395
2,200	Telephone & Data Systems, Inc.	55,000
10,994	Verizon Communications, Inc.	554,317
14,950	Vonage Holdings Corporation[a]	52,026

	Total	1,595,424

Utilities (0.5%)
2,300	Atmos Energy Corporation	111,136
1,100	Edison International, Inc.	60,280
4,950	Laclede Group, Inc.	232,551
10,210	NiSource, Inc.	384,713
22,650	NorthWestern Corporation	1,046,883
14,530	PG&E Corporation	649,055
6,970	Portland General Electric Company	222,552
10,700	Public Service Enterprise Group, Inc.	376,319
3,700	Southern Company	160,173
1,750	Westar Energy, Inc.	63,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (27.5%)	Value

Utilities (0.5%) - continued
5,600	Wisconsin Energy Corporation	$244,048

	Total	3,550,780

	Total Common Stock (cost $173,255,196)	213,474,713

Principal Amount	Long-Term Fixed Income (3.7%)	Value

Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	478,621

	Total	478,621

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
58,724	0.605%, 12/25/2035[c]	33,174
	Residential Asset Securitization Trust
75,456	0.535%, 8/25/2037[c]	30,810
	Sequoia Mortgage Trust
22,971	2.685%, 9/20/2046	977
157,112	2.685%, 9/20/2046	134,531
	WaMu Mortgage Pass Through Certificates
71,148	2.342%, 9/25/2036	64,664
104,876	2.377%, 10/25/2036	96,191

	Total	360,347

Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	268,281

	Total	268,281

Mortgage-Backed Securities (1.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
750,000	3.000%, 8/1/2029[d]	771,447
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 8/1/2044[d]	787,195
	Federal National Mortgage Association Conventional 15-yr. Pass Through
1,450,000	3.500%, 8/1/2029[d]	1,528,142
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,100,000	3.500%, 8/1/2044[d]	3,158,464
2,975,000	4.000%, 8/1/2044[d]	3,127,852
2,875,000	4.500%, 8/1/2044[d]	3,095,409

	Total	12,468,509

U.S. Government and Agencies (1.9%)
	U.S. Treasury Bonds
6,210,000	3.000%, 5/15/2042	5,883,975
	U.S. Treasury Notes
175,000	0.875%, 7/15/2017	174,344
175,000	1.625%, 4/30/2019	174,220
1,250,000	1.750%, 5/15/2023	1,178,809

Principal Amount	Long-Term Fixed Income (3.7%)	Value

U.S. Government and Agencies (1.9%) - continued
$4,100,000	2.500%, 8/15/2023	$4,106,728
1,350,000	3.625%, 2/15/2044	1,431,844
	U.S. Treasury Notes, TIPS
2,058,078	0.125%, 4/15/2018	2,107,764

	Total	15,057,684

	Total Long-Term Fixed Income (cost $28,895,796)	28,633,442

Shares or Principal Amount	Short-Term Investments (7.3%)[e]	Value

	Federal Home Loan Bank Discount Notes
6,700,000	0.062%, 8/1/2014	6,700,000
7,200,000	0.061%, 8/6/2014[b]	7,199,939
5,000,000	0.065%, 8/13/2014	4,999,892
13,000,000	0.066%, 8/22/2014	12,999,502
2,000,000	0.065%, 9/5/2014	1,999,873
12,000,000	0.076%, 9/24/2014	11,998,632
2,300,000	0.080%, 10/15/2014[b]	2,299,616
2,000,000	0.085%, 10/17/2014[b]	1,999,637
	Federal Home Loan Mortgage Corporation Discount Notes
4,000,000	0.070%, 9/10/2014	3,999,689
2,100,000	0.080%, 10/29/2014[b]	2,099,585

	Total Short-Term Investments (at amortized cost)	56,296,365

	Total Investments (cost $636,587,197) 101.9%	$790,815,849

	Other Assets and Liabilities, Net (1.9%)	(14,985,450)

	Total Net Assets 100.0%	$775,830,399

a	Non-income producing security.
b	At July 31, 2014, $16,839,536 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation	$158,065,718
Gross unrealized depreciation	(3,837,066)

Net unrealized appreciation (depreciation)	$154,228,652

Cost for federal income tax purposes	$636,587,197

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	462,686,919	462,686,919	–	–
Fixed Income Mutual Funds	29,724,410	29,724,410	–	–
Common Stock
Consumer Discretionary	28,251,338	28,251,338	–	–
Consumer Staples	8,441,111	8,441,111	–	–
Energy	19,678,863	19,374,306	304,557	–
Financials	38,744,956	38,744,956	–	–
Health Care	28,698,885	28,698,885	–	–
Industrials	26,817,533	26,817,533	–	–
Information Technology	50,611,234	50,611,234	–	–
Materials	7,084,589	7,084,589	–	–
Telecommunications Services	1,595,424	1,595,424	–	–
Utilities	3,550,780	3,550,780	–	–
Long-Term Fixed Income
Asset-Backed Securities	478,621	–	478,621	–
Collateralized Mortgage Obligations	360,347	–	360,347	–
Commercial Mortgage-Backed Securities	268,281	–	268,281	–
Mortgage-Backed Securities	12,468,509	–	12,468,509	–
U.S. Government and Agencies	15,057,684	–	15,057,684	–
Short-Term Investments	56,296,365	–	56,296,365	–

Total	$790,815,849	$705,581,485	$85,234,364	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,543,802	3,543,802	–	–

Total Asset Derivatives	$3,543,802	$3,543,802	$–	$–

Liability Derivatives
Futures Contracts	2,828,957	346,627	2,482,330	–

Total Liability Derivatives	$2,828,957	$346,627	$2,482,330	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(29)	September 2014	($6,366,033)	($6,363,234)	$2,799
5-Yr. U.S. Treasury Bond Futures	(149)	September 2014	(17,863,428)	(17,706,555)	156,873
10-Yr. U.S. Treasury Bond Futures	(60)	September 2014	(7,535,732)	(7,476,563)	59,169
30-Yr. U.S. Treasury Bond Futures	30	September 2014	4,140,170	4,122,188	(17,982)
Eurex EURO STOXX 50 Futures	1,129	September 2014	49,914,922	47,432,592	(2,482,330)
Mini MSCI EAFE Index Futures	58	September 2014	5,678,754	5,554,080	(124,674)
Russell 2000 Index Mini-Futures	(448)	September 2014	(51,760,321)	(50,028,160)	1,732,161
S&P 400 Index Mini-Futures	(581)	September 2014	(81,061,980)	(79,469,180)	1,592,800
S&P 500 Index Futures	223	September 2014	107,506,438	107,307,600	(198,838)
Ultra Long Term U.S. Treasury Bond Futures	58	September 2014	8,754,070	8,748,937	(5,133)
Total Futures Contracts					$714,845

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Opportunity Income Plus	$7,089,536	$197,114	$–	705,934	$7,369,952	$197,604
Natural Resources	15,606,171	110,960	–	1,530,785	16,716,172	110,960
Partner Small Cap Growth	58,790,709	7,888,596	–	3,871,291	57,875,799	–
Partner Small Cap Value	14,679,292	467,934	–	698,214	14,997,642	54,742
Small Cap Stock	21,072,973	145,997	–	1,011,313	21,864,596	–
Mid Cap Growth	35,434,050	3,919,149	–	1,613,534	37,079,000	–
Partner Mid Cap Value	24,710,652	4,666,691	–	1,859,855	27,488,659	128,783
Mid Cap Stock	40,553,646	144,003	–	1,842,031	45,792,890	144,003
Partner Worldwide Allocation	106,995,683	2,192,172	–	10,540,808	111,310,929	2,192,172
Large Cap Growth	49,365,412	182,168	–	6,475,568	55,236,599	182,168
Large Cap Value	43,527,269	576,568	–	2,353,715	47,309,664	576,568
Large Cap Stock	24,556,029	2,395,199	–	978,449	27,014,969	202,943
High Yield	8,654,617	655,881	2,206,948	1,396,897	7,124,175	375,102
Income	5,859,319	1,894,734	1,978,943	639,924	5,951,295	184,170
Limited Maturity Bond	–	12,489,267	3,178,943	744,105	9,278,988	123,494
Cash Management Trust-Collateral Investment	–	5,087,500	5,087,500	–	–	118
Total Value and Income Earned	456,895,358				492,411,329	4,472,827

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Basic Materials (0.3%)
	Arch Coal, Inc., Term Loan
$872,673	6.250%, 5/16/2018	$854,286
	Axalta Coating Systems US Holdings, Inc.,Term Loan
376,200	4.000%, 2/1/2020	373,646
	Fortescue Metals Group, Ltd., Term Loan
2,038,843	3.750%, 6/30/2019	2,026,100
	Ineos Group Holdings, Ltd., Term Loan
626,029	3.750%, 5/4/2018	621,509
	NewPage Corporation, Term Loan
600,000	9.500%, 2/11/2021	601,650
	Wausau Paper Corporation, Term Loan
525,000	0.000%, 7/30/2020[b,c]	518,438

	Total	4,995,629

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
679,650	3.750%, 10/9/2019	674,743
	Berry Plastics Group, Inc., Term Loan
814,687	3.500%, 2/8/2020	804,268
	Silver II Borrower, Term Loan
210,683	4.000%, 12/13/2019	209,585
	STHI Holding Corporation, Term Loan
185,000	0.000%, 7/30/2021[b,c]	184,191

	Total	1,872,787

Communications Services (0.8%)
	Atlantic Broadband Penn, LLC, Term Loan
265,254	3.250%, 11/30/2019	263,066
	Birch Communication Inc., Term Loan
525,000	7.750%, 7/17/2020	514,500
	Cengage Learning Aquisitions, Term Loan
1,306,725	7.000%, 3/31/2020	1,312,710
	Cequel Communications, LLC, Term Loan
258,689	3.500%, 2/14/2019	256,668
	Charter Communications Operating, LLC, Term Loan
108,900	3.000%, 7/1/2020	106,450
	Clear Channel Communications, Inc., Term Loan
11,263	3.805%, 1/29/2016	11,141
646,736	6.905%, 1/30/2019	633,697
208,001	7.655%, 7/30/2019	207,157
	Cumulus Media Holdings, Inc., Term Loan
410,234	4.250%, 12/23/2020	409,869
	Fairpoint Communications, Term Loan
543,125	7.500%, 2/14/2019	559,332
	Grande Communications Networks, LLC, Term Loan
326,701	4.500%, 5/29/2020	326,293
	Hargray Communications Group, Inc., Term Loan
450,450	4.750%, 6/26/2019	451,238

Principal Amount	Bank Loans (2.3%)[a]	Value

Communications Services (0.8%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$320,938	5.250%, 2/22/2019	$321,640
105,000	9.750%, 2/21/2020	106,706
	Intelsat Jackson Holdings SA, Term Loan
518,469	3.750%, 6/30/2019	516,432
	Level 3 Communications, Inc., Term Loan
715,000	4.000%, 1/15/2020	712,169
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
295,000	4.500%, 1/7/2022[b,c]	295,074
	LTS Buyer, LLC, Term Loan
242,550	4.000%, 4/13/2020	241,388
17,078	8.000%, 4/12/2021	17,163
	McGraw-Hill Global Education, LLC, Term Loan
507,139	5.750%, 3/22/2019	511,049
	Mediacom Broadband, LLC, Term Loan
289,838	4.000%, 1/20/2020	288,933
	NEP Broadcasting, LLC, Term Loan
31,429	9.500%, 7/22/2020	32,136
	NEP/NCP Holdco, Inc., Term Loan
814,708	4.250%, 1/22/2020	812,671
	NTelos, Inc., Term Loan
162,113	5.750%, 11/9/2019	161,842
	Syniverse Holdings, Inc., Term Loan
426,589	4.000%, 4/23/2019	424,858
	TNS, Inc., Term Loan
322,895	5.000%, 2/14/2020	322,895
	Univision Communications, Inc., Term Loan
767,160	4.000%, 3/1/2020	762,043
	Virgin Media Investment Holdings, Ltd., Term Loan
675,000	3.500%, 6/7/2020	668,979
	Visant Corporation, Term Loan
848,643	5.250%, 12/22/2016	845,460
	WideOpenWest Finance, LLC, Term Loan
720,875	4.750%, 4/1/2019	721,776
	XO Communications, LLC, Term Loan
139,650	4.250%, 3/20/2021	139,650
	Yankee Cable Acquisition, LLC, Term Loan
424,776	4.250%, 3/1/2020	425,927
	Zayo Group, LLC, Term Loan
650,878	4.000%, 7/2/2019	645,593

	Total	14,026,505

Consumer Cyclical (0.4%)
	Amaya Gaming Group, Inc., Term Loan
350,000	0.000%, 7/28/2022[b,c]	346,283
	Bally Technologies, Inc., Term Loan
254,205	4.250%, 11/25/2020	253,966

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Consumer Cyclical (0.4%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$417,756	4.250%, 2/23/2017	$415,492
	Ceridian Corporation, Term Loan
372,928	4.405%, 5/9/2017	372,868
	Chrysler Group, LLC, Term Loan
360,356	3.500%, 5/24/2017	359,005
	Golden Nugget, Inc., Delayed Draw
65,670	5.500%, 11/21/2019	66,819
	Golden Nugget, Inc., Term Loan
153,230	5.500%, 11/21/2019	155,912
	Hilton Worldwide Finance, LLC, Term Loan
360,000	3.500%, 10/26/2020	357,570
	J.C. Penney Corporation, Inc., Term Loan
158,400	6.000%, 5/22/2018	159,843
	Las Vegas Sands, LLC, Term Loan
970,125	3.250%, 12/19/2020	966,584
	Marina District Finance Company, Inc., Term Loan
815,900	6.750%, 8/15/2018	824,736
	MGM Resorts International, Term Loan
344,750	3.500%, 12/20/2019	341,978
	Mohegan Tribal Gaming Authority, Term Loan
895,500	5.500%, 11/19/2019	902,960
	Rite Aid Corporation, Term Loan
84,152	3.500%, 2/21/2020	83,689
165,000	5.750%, 8/21/2020	167,338
	ROC Finance, LLC, Term Loan
600,462	5.000%, 6/20/2019	585,451
	Scientific Games International, Inc., Term Loan
169,574	4.250%, 10/18/2020	166,776
	Seminole Indian Tribe of Florida, Term Loan
187,063	3.000%, 4/29/2020	186,595
	Seven Seas Cruises S de RL, LLC, Term Loan
544,942	3.750%, 12/21/2018	543,579
	Toys R Us, Inc., Term Loan
575,228	5.250%, 5/25/2018	474,321

	Total	7,731,765

Consumer Non-Cyclical (0.2%)
	Albertsons, Inc., Term Loan
773,468	4.750%, 3/21/2019	772,989
	Biomet, Inc., Term Loan
464,819	3.663%, 7/25/2017	463,917
	Catalina Marketing Corporation, Term Loan
135,000	4.500%, 4/9/2021	134,241
	CHS/Community Health Systems, Inc., Term Loan
99,084	3.478%, 1/25/2017	99,084
264,091	4.250%, 1/27/2021	264,355
	Del Monte Corporation, Term Loan
67,716	3.500%, 3/9/2020	66,489
	Hologic, Inc., Term Loan
349,644	3.250%, 8/1/2019	347,750

Principal Amount	Bank Loans (2.3%)[a]	Value

Consumer Non-Cyclical (0.2%) - continued
	JBS USA, LLC, Term Loan
$362,970	3.750%, 5/25/2018	$362,062
	Ortho-Clinical Diagnostics, Inc., Term Loan
770,000	4.750%, 6/30/2021[b,c]	768,075
	Roundy’s Supermarkets, Inc., Term Loan
764,038	5.750%, 3/3/2021	758,544
	Supervalu, Inc., Term Loan
500,129	4.500%, 3/21/2019	498,504
	Van Wagner Communications, LLC, Term Loan
288,702	6.250%, 8/3/2018	290,628

	Total	4,826,638

Energy (0.1%)
	Energy Solutions, LLC, Term Loan
165,000	6.750%, 5/29/2020	167,062
	Fieldwood Energy, LLC, Term Loan
46,798	8.375%, 9/30/2020	47,711
	Houston Fuel Oil Terminal, LLC, Term Loan
240,000	0.000%, 7/31/2021[b,c]	238,800
	McJunkin Red Man Corporation, Term Loan
263,013	5.000%, 11/8/2019	263,012
	Offshore Group Investment, Ltd., Term Loan
454,250	5.750%, 3/28/2019	451,838
	Pacific Drilling SA, Term Loan
212,850	4.500%, 6/3/2018	212,495
	TerraForm Power Operating, LLC, Term Loan
170,000	0.000%, 7/23/2019[b,c]	170,957

	Total	1,551,875

Financials (0.1%)
	DJO Finance, LLC, Term Loan
520,400	4.250%, 9/15/2017	520,681
	GEO Group, Inc., Term Loan
107,638	3.250%, 4/3/2020	107,503
	Harland Clarke Holdings Corporation, Term Loan
69,125	6.000%, 8/4/2019	70,227
	MoneyGram International, Inc., Term Loan
434,500	4.250%, 3/27/2020	426,788
	WaveDivision Holdings, LLC, Term Loan
669,800	4.000%, 10/12/2019	667,570

	Total	1,792,769

Technology (0.1%)
	First Data Corporation, Term Loan
720,000	3.666%, 3/23/2018	713,102
295,000	3.666%, 9/24/2018	291,313
	Freescale Semiconductor, Inc., Term Loan
395,015	4.250%, 2/28/2020	392,712
256,065	5.000%, 1/15/2021	255,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value

Technology (0.1%) - continued
	Infor US, Inc., Term Loan
$464,154	3.750%, 6/3/2020	$459,318

	Total	2,112,402

Transportation (0.1%)
	American Airlines, Inc., Term Loan
455,400	3.750%, 6/27/2019	455,118
	Delta Air Lines, Inc., Term Loan
574,338	3.250%, 4/20/2017	573,046
	OSG Bulk Ships, Inc., Term Loan
370,000	0.000%, 3/7/2019[b,c]	371,694
	United Air Lines, Inc., Term Loan
266,625	3.500%, 4/1/2019	265,348

	Total	1,665,206

Utilities (0.1%)
	Calpine Corporation, Term Loan
83,702	4.000%, 4/1/2018	83,761
574,763	4.000%, 10/9/2019	574,763
	Intergen NV, Term Loan
207,900	5.500%, 6/15/2020	208,767
	NGPL PipeCo, LLC, Term Loan
490,380	6.750%, 9/15/2017	487,928

	Total	1,355,219

	Total Bank Loans (cost $41,977,484)	41,930,795

Shares	Mutual Funds (61.2%)	Value

Equity Mutual Funds (51.7%)
3,092,268	Thrivent Natural Resources Fund	33,767,568
3,462,250	Thrivent Partner Small Cap Growth Fund	51,760,643
1,628,108	Thrivent Partner Small Cap Value Fund	34,971,753
1,353,925	Thrivent Small Cap Stock Fund	29,271,856
2,132,075	Thrivent Mid Cap Growth Fund	48,995,085
3,844,932	Thrivent Partner Mid Cap Value Fund	56,828,095
4,047,495	Thrivent Mid Cap Stock Fund	100,620,737
20,291,180	Thrivent Partner Worldwide Allocation Fund	214,274,857
14,406,776	Thrivent Large Cap Growth Fund	122,889,802
7,692,182	Thrivent Large Cap Value Fund	154,612,851
3,491,822	Thrivent Large Cap Stock Fund	96,409,203

	Total	944,402,450

Fixed Income Mutual Funds (9.5%)
11,382,748	Thrivent High Yield Fund	58,052,015
8,029,676	Thrivent Income Fund	74,675,983
2,329,986	Thrivent Government Bond Fund	23,229,963
1,470,610	Thrivent Limited Maturity Bond Fund	18,338,512

	Total	174,296,473

	Total Mutual Funds (cost $881,438,340)	1,118,698,923

Shares	Common Stock (19.4%)	Value

Consumer Discretionary (2.4%)
3,950	Aaron’s, Inc.	104,201
2,100	Alpine Electronics, Inc.	33,081
7,000	Amazon.com, Inc.[d]	2,190,930

Shares	Common Stock (19.4%)	Value

Consumer Discretionary (2.4%) - continued
3,400	Aoyama Trading Company, Ltd.	$86,639
3,550	AutoZone, Inc.[d]	1,835,456
16,550	Barnes & Noble, Inc.[d]	344,571
800	Bayerische Motoren Werke AG	75,814
31,450	Best Buy Company, Inc.	935,008
4,650	Big Lots, Inc.	203,438
11,350	Bloomin’ Brands, Inc.[d]	222,347
3,770	BorgWarner, Inc.	234,682
800	Bridgestone Corporation	28,872
2,000	Brinker International, Inc.	89,680
31,650	Cablevision Systems Corporation	608,313
11,210	CBS Corporation	637,064
40,310	Cheesecake Factory, Inc.	1,728,493
4,400	Children’s Place Retail Stores, Inc.	220,880
7,050	Coinstar, Inc.[d]	387,891
81,550	Comcast Corporation[e]	4,381,681
700	Continental AG	150,755
8,700	Crocs, Inc.[d]	138,069
200	Daimler AG	16,504
1,950	Deckers Outdoor Corporation[d]	172,594
26,322	Delphi Automotive plc	1,758,310
3,200	DeVry Education Group, Inc.	127,904
320	Discovery Communications, Inc.[d]	27,267
17,650	DISH Network Corporation[d]	1,091,829
10,310	Dollar Tree, Inc.[d]	561,586
620	Dunkin’ Brands Group, Inc.	26,573
5,500	EDION Corporation	36,364
800	Exedy Corporation	23,618
908	Faurecia	32,120
100	Forbo Holding AG	97,772
40,200	Ford Motor Company	684,204
3,250	General Motors Company	109,915
5,700	G-III Apparel Group, Ltd.[d]	442,719
38,000	Global Brands Group Holding, Ltd.[d]	9,953
9,100	Halfords Group plc	73,433
3,050	Harman International Industries, Inc.	331,077
8,000	Haseko Corporation	63,524
19,000	Home Depot, Inc.[e]	1,536,150
26,045	Home Retail Group plc	72,750
630	HomeAway, Inc.[d]	21,874
3,100	Honda Motor Company, Ltd.	107,914
47,490	Houghton Mifflin Harcourt Company[d]	831,550
8,150	Iconix Brand Group, Inc.[d]	344,174
42,735	Ignite Restaurant Group, Inc.[d]	549,145
300	Jarden Corporation[d]	16,770
2,800	JM AB	88,594
6,000	Kohl’s Corporation	321,240
100	Kuoni Reisen Holding AG	33,893
8,700	Lamar Advertising Company	436,305
25,913	Las Vegas Sands Corporation	1,913,675
38,000	Li & Fung, Ltd.	50,621
11,450	Liberty Interactive Corporation[d]	321,173
730	Limited Brands, Inc.	42,318
19,100	Live Nation Entertainment, Inc.[d]	443,311
32,670	Lowe’s Companies, Inc.	1,563,259
30,000	Luk Fook Holdings International, Ltd.	93,176
18,150	Macy’s, Inc.	1,048,888
950	Marriott International, Inc.	61,474
4,500	Marriott Vacations Worldwide
	Corporation[d]	258,975
58,708	MDC Partners, Inc.	1,210,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (19.4%)	Value

Consumer Discretionary (2.4%) - continued
2,050	Meredith Corporation	$94,136
550	Michael Kors Holdings, Ltd.[d]	44,814
3,300	Multimedia Games Holding Company, Inc.[d]	79,596
8,600	Nautilus, Inc.[d]	85,656
1,200	Next plc	136,959
24,250	NIKE, Inc.	1,870,402
57,850	NutriSystem, Inc.	928,492
11,900	Omnicom Group, Inc.	832,881
13,000	Orbitz Worldwide, Inc.[d]	115,050
300	O’Reilly Automotive, Inc.[d]	45,000
13,120	Papa John’s International, Inc.	546,973
2,900	Persimmon plc	61,079
5,900	PetSmart, Inc.	402,026
4,700	Peugeot SAd	70,100
1,934	Publicis Groupe SA	140,318
300	PVH Corporation	33,054
200	Rinnai Corporation	18,209
210	Ross Stores, Inc.	13,524
500	RTL Group SA	50,898
13,200	Ruby Tuesday, Inc.[d]	79,332
18,300	Samsonite International SA	56,710
11,100	Scientific Games Corporation[d]	94,794
9,850	Scripps Networks Interactive, Inc.	811,739
12,000	Seiko Holdings Corporation	46,947
2,200	Sekisui House, Ltd.	28,875
3,100	SHOWA Corporation	34,532
4,731	Slater & Gordon, Ltd.	21,755
6,900	Smith & Wesson Holding Corporation[d]	85,215
23,550	Starbucks Corporation	1,829,364
630	Starwood Hotels & Resorts Worldwide, Inc.	48,409
7,700	Sumitomo Forestry Company, Ltd.	90,705
1,100	Suzuki Motor Corporation	36,707
8,720	Time Warner Cable, Inc.	1,265,272
21,380	Toll Brothers, Inc.[d]	698,912
320	Tractor Supply Company	19,894
67,240	Tuesday Morning Corporation[d]	1,106,770
620	Under Armour, Inc.[d]	41,385
3,700	UNY Group Holdings Company, Ltd.	21,995
100	Valora Holding AG	24,172
530	VF Corporation	32,473
200	Volkswagen AG	46,448
2,600	WH Smith plc	49,480
800	Wolters Kluwer NV	22,165
1,000	WPP plc	19,907
10,050	Wyndham Worldwide Corporation	759,278
11,600	Wynn Macau, Ltd.	49,432
200	Wynn Resorts, Ltd.	42,640
6,000	Zumiez, Inc.[d]	167,100

	Total	44,894,493

Consumer Staples (0.8%)
26,750	Altria Group, Inc.	1,086,050
4,707	Andersons, Inc.	254,272
9,200	Anheuser-Busch InBev NV ADR	993,416
21,893	Annie’s, Inc.[d]	638,838
2,842	Britvic plc	33,584
2,200	Bunge, Ltd.	173,448
1,000	Casino Guichard Perrachon SA	120,525
7,450	Coca-Cola Enterprises, Inc.	338,603
2,650	Colgate-Palmolive Company	168,010

Shares	Common Stock (19.4%)	Value

Consumer Staples (0.8%) - continued
45,330	CVS Caremark Corporation	$3,461,399
5,900	Green Mountain Coffee Roasters, Inc.	703,752
6,941	Greencore Group plc	30,972
2,480	Hain Celestial Group, Inc.[d]	212,040
300	Henkel AG & Company KGaA	28,559
7,900	Ingredion, Inc.	581,677
1,000	Kerry Group plc	74,165
1,700	Kesko Oyj	64,657
5,520	Kimberly-Clark Corporation	573,362
1,592	Koninklijke Ahold NV	27,759
700	KOSE Corporation	29,116
4,150	Kroger Company	203,267
1,000	Matsumotokiyoshi Holdings Company, Ltd.	32,838
27,847	Mondelez International, Inc.	1,002,492
630	Monster Beverage Corporation[d]	40,295
900	Nestle SA	66,636
12,600	Parmalat SPA	41,606
6,179	Philip Morris International, Inc.	506,740
10,100	Pilgrim’s Pride Corporation[d]	282,396
4,200	Pinnacle Foods, Inc.	126,546
7,050	Procter & Gamble Company	545,106
500	Rallye SA	25,087
2,700	Reckitt Benckiser Group plc	238,350
73,050	Rite Aid Corporation[d]	488,704
2,214	SalMar ASA	43,361
1,700	Sanderson Farms, Inc.	154,853
1,100	Suedzucker AG	19,269
300	United Natural Foods, Inc.[d]	17,586
3,300	Wal-Mart Stores, Inc.	242,814
61,280	WhiteWave Foods Company[d]	1,825,531
210	Whole Foods Market, Inc.	8,026
32,000	Wilmar International, Ltd.	83,548

	Total	15,589,255

Energy (1.8%)
4,240	Alpha Natural Resources, Inc.[d]	14,374
3,050	Atwood Oceanics, Inc.[d]	146,857
3,650	Baker Hughes, Inc.	251,010
10,900	Basic Energy Services, Inc.[d]	261,491
23,100	BP plc	188,121
19,139	BW Offshore, Ltd.	25,313
3,321	Cabot Oil & Gas Corporation	109,427
35,080	Cameron International Corporation[d]	2,487,523
1,000	CAT Oil AG	19,114
5,400	Chesapeake Energy Corporation	142,398
7,210	Chevron Corporation	931,820
1,490	Cimarex Energy Company	207,140
1,460	Concho Resources, Inc.[d]	205,568
2,150	ConocoPhillips	177,375
100	Delek Group, Ltd.	39,237
8,700	Denbury Resources, Inc.	147,465
1,100	Energen Corporation	89,793
2,600	Eni SPA	66,159
4,030	Ensco plc	204,119
18,596	EOG Resources, Inc.	2,035,146
11,330	EQT Corporation	1,062,981
2,600	ERG SPA	38,575
8,800	Exterran Holdings, Inc.	371,800
34,600	Exxon Mobil Corporation	3,423,324
6,650	Green Plains, Inc.	249,309
2,200	Gulfmark Offshore, Inc.	84,194
1,200	Gulfport Energy Corporation[d]	64,092
2,130	Helmerich & Payne, Inc.	226,334

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (19.4%)	Value

Energy (1.8%) - continued
2,250	Hess Corporation	$222,705
3,590	HollyFrontier Corporation	168,766
9,150	Kosmos Energy, Ltd.[d]	88,115
79,424	Marathon Oil Corporation	3,077,680
25,410	Market Vectors Oil Service ETF	1,376,714
23,250	Nabors Industries, Ltd.	631,470
1,830	National Oilwell Varco, Inc.	148,303
4,900	Neste Oil Oyj	90,546
5,850	Noble Corporation	183,514
2,390	Noble Energy, Inc.	158,911
16,990	Oasis Petroleum, Inc.[d]	908,116
2,250	Oceaneering International, Inc.	152,797
1,975	Oil States International, Inc.[d]	121,048
1,700	Origin Energy, Ltd.	22,388
6,100	Patterson-UTI Energy, Inc.	209,535
1,050	Peabody Energy Corporation	15,929
790	Pioneer Natural Resources Company	174,953
5,600	QEP Resources, Inc.	185,080
1,515	Range Resources Corporation	114,519
16,700	Rex Energy Corporation[d]	230,293
11,660	Rosetta Resources, Inc.[d]	595,476
3,280	Rowan Companies plc	100,106
9,600	Royal Dutch Shell plc	394,772
6,500	Royal Dutch Shell plc, Class B	279,903
14,350	SandRidge Energy, Inc.[d]	85,526
23,960	Schlumberger, Ltd.	2,597,024
3,600	Showa Shell Sekiyu KK	40,603
7,975	SM Energy Company	626,356
24,050	Southwestern Energy Company[d]	975,949
1,095	Statoil ASA	31,289
1,282	Subsea 7 SA	21,413
13,550	Superior Energy Services, Inc.	455,280
1,400	Total SA	90,292
24,800	Total SA ADR	1,599,600
41,877	Trinidad Drilling, Ltd.	404,809
1,450	Unit Corporation[d]	91,858
111,600	Weatherford International, Ltd.[d]	2,496,492
5,040	Whiting Petroleum Corporation[d]	445,990
5,000	Woodside Petroleum, Ltd.	196,270
4,800	WPX Energy, Inc.[d]	98,736

	Total	33,179,185

Financials (3.8%)
6,010	ACE, Ltd.	601,601
6,605	Affiliated Managers Group, Inc.[d]	1,316,046
1,000	Allianz SE	166,486
22,630	Allied World Assurance Company Holdings AG	814,906
11,070	Allstate Corporation	647,041
10,010	American Assets Trust, Inc.	343,243
21,250	American International Group, Inc.	1,104,575
410	Ameriprise Financial, Inc.	49,036
2,900	Amlin plc	22,281
5,800	AmTrust Financial Services, Inc.	247,312
6,250	Argo Group International Holdings, Ltd.	311,313
7,500	Assicurazioni Generali SPA	156,547
2,950	Assurant, Inc.	186,912
8,400	Aviva plc	71,088
1,300	AXA SA	29,867
13,000	Banco Santander SA	130,614
6,300	Bank Leumi Le-Israel BMd	24,738
104,280	Bank of America Corporation	1,590,270
4,300	Banner Corporation	173,032

Shares	Common Stock (19.4%)	Value

Financials (3.8%) - continued
33,010	BBCN Bancorp, Inc.	$495,810
20,750	Berkshire Hathaway, Inc.[d]	2,602,672
18,800	Blackstone Group, LP	614,384
8,650	Camden Property Trust	625,914
7,000	Capital One Financial Corporation	556,780
4,600	Cash America International, Inc.	204,194
2,500	Catlin Group, Ltd.	21,212
3,200	CBRE Group, Inc.[d]	98,688
11,900	Challenger, Ltd.	88,125
1,000	Cheung Kong Holdings, Ltd.	19,319
56,790	Citigroup, Inc.	2,777,599
2,959	CNA Financial Corporation	110,578
71,210	CNO Financial Group, Inc.	1,152,178
1,300	CNP Assurances	25,540
16,000	Comerica, Inc.	804,160
3,800	Commonwealth Bank of Australia	293,093
6,175	Credit Agricole SA	83,532
6,850	Crown Castle International Corporation	508,133
1,400	Daito Trust Construction Company, Ltd.	168,736
10,000	Daiwa Securities Group, Inc.	83,960
14,055	Deutsche Bank AG	480,119
10,000	Digital Realty Trust, Inc.	643,900
9,350	Discover Financial Services	570,911
32,300	Duke Realty Corporation	581,077
31,110	Education Realty Trust, Inc.	328,522
2,200	EXOR SPA	84,220
6,080	Extra Space Storage, Inc.	314,518
39,800	Fifth Third Bancorp	815,104
18,650	First Horizon National Corporation	219,697
41,150	First Niagara Financial Group, Inc.	353,890
20,420	First Republic Bank	954,022
7,800	FlexiGroup, Ltd.	26,781
4,402	Friends Life Group, Ltd.	24,617
12,450	Fulton Financial Corporation	141,183
15,398	Gaming and Leisure Properties, Inc.	518,451
4,150	General Growth Properties, Inc.	96,986
75,691	Genworth Financial, Inc.[d]	991,552
42,190	Hanmi Financial Corporation	891,053
200	Hannover Rueckversicherung SE	17,073
24,162	HCC Insurance Holdings, Inc.	1,127,882
2,059	Hiscox, Ltd.	23,447
39,335	Host Hotels & Resorts, Inc.	855,143
75	HSBC Holdings plc	804
207,550	Huntington Bancshares, Inc.	2,038,141
100	Intercontinental Exchange, Inc.	19,222
12,600	Intermediate Capital Group plc	85,360
28,090	Invesco, Ltd.	1,057,027
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,685,920
2,250	iShares MSCI EAFE Index Fund	149,828
25,270	iShares Russell 2000 Index Fund	2,807,244
14,000	Israel Discount Bank, Ltd.[d]	24,389
18,935	J.P. Morgan Chase & Company	1,091,981
51,600	KeyCorp	698,664
19,636	Lazard, Ltd.	1,026,963
6,450	M&T Bank Corporation	783,675
27,250	MBIA, Inc.[d]	261,055
35,040	MetLife, Inc.	1,843,104
18,500	Mizuho Financial Group, Inc.	35,917
3,100	Montpelier Re Holdings, Inc.	91,543
51,040	Morgan Stanley	1,650,634

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (19.4%)	Value

Financials (3.8%) - continued
400	Muenchener Rueckversicherungs- Gesellschaft AG	$84,869
26,050	NASDAQ OMX Group, Inc.	1,099,050
700	National Australia Bank, Ltd.	22,729
5,500	Natixis	35,540
2,400	NKSJ Holdings, Inc.	60,604
14,250	Northern Trust Corporation	953,182
6,900	Old Mutual plc	22,700
5,850	Old Republic International Corporation	84,181
7,000	Oversea-Chinese Banking Corporation, Ltd.	55,866
15,880	PacWest Bancorp	661,720
3,800	Paragon Group of Companies plc	22,069
16,480	Parkway Properties, Inc.	341,630
24,990	Pebblebrook Hotel Trust	909,636
4,300	Phoenix Group Holdings	50,731
6,700	Popular, Inc.[d]	213,730
12,500	Prudential Financial, Inc.	1,087,125
4,350	RLJ Lodging Trust	121,974
800	Sampo Oyj	39,740
600	SCOR SE	19,301
37,350	SPDR Euro Stoxx 50 ETF	1,522,386
49,500	SPDR S&P 500 ETF Trust	9,557,955
8,410	Storebrand ASA[d]	46,727
8,500	Strategic Hotels & Resorts, Inc.[d]	96,985
1,000	Sun Hung Kai Properties, Ltd.	15,179
7,000	Sunstone Hotel Investors, Inc.	99,330
12,780	SVB Financial Group[d]	1,393,276
400	Swiss Re AG	34,003
39,340	Synovus Financial Corporation	926,457
320	T. Rowe Price Group, Inc.	24,851
1,340	TD Ameritrade Holding Corporation	43,041
27,110	Terreno Realty Corporation	506,957
10,660	Texas Capital Bancshares, Inc.[d]	554,853
7,300	UnipolSai Assicurazioni SPA	22,099
9,256	United Overseas Bank, Ltd.	178,628
6,550	W.R. Berkley Corporation	292,195
13,072	Wells Fargo & Company	665,365
25,180	Western Alliance Bancorp[d]	576,622
7,619	Westpac Banking Corporation	242,284
34,190	Zions Bancorporation	985,356
900	Zurich Insurance Group AGd	261,459

	Total	68,665,519

Health Care (2.6%)
4,250	Abbott Laboratories	179,010
2,900	Acceleron Pharma, Inc.[d]	85,898
28,600	Acorda Therapeutics, Inc.[d]	837,122
200	Actavis, Inc.[d]	42,852
1,300	Actelion, Ltd.	156,138
17,000	Aetna, Inc.	1,318,010
30,700	Affymetrix, Inc.[d]	264,020
28,570	Akorn, Inc.[d]	969,380
2,150	Alexion Pharmaceuticals, Inc.[d]	341,828
9,740	Align Technology, Inc.[d]	528,005
54,100	Allscripts Healthcare Solutions, Inc.[d]	861,272
530	AmerisourceBergen Corporation	40,762
2,500	Amgen, Inc.	318,475
17,730	Baxter International, Inc.	1,324,254
2,000	Biogen Idec, Inc.[d]	668,780
740	BioMarin Pharmaceutical, Inc.[d]	45,747
62,300	BioScrip, Inc.[d]	466,627
103,250	Boston Scientific Corporation[d]	1,319,535

Shares	Common Stock (19.4%)	Value

Health Care (2.6%) - continued
5,850	Bruker Corporation[d]	$132,971
5,901	C.R. Bard, Inc.	880,606
14,300	Cardinal Health, Inc.	1,024,595
300	Catamaran Corporation[d]	13,647
17,750	Centene Corporation[d]	1,279,598
37,530	Cerner Corporation[d]	2,071,656
2,750	Charles River Laboratories International, Inc.[d]	149,077
4,950	Community Health Systems, Inc.[d]	236,115
200	Cooper Companies, Inc.	32,176
300	Covance, Inc.[d]	25,176
12,370	Covidien plc	1,070,129
100	Cubist Pharmaceuticals, Inc.[d]	6,090
3,850	DaVita HealthCare Partners, Inc.[d]	271,194
8,750	DENTSPLY International, Inc.	406,175
630	Envision Healthcare Holdings, Inc.[d]	22,523
35,435	ExamWorks Group, Inc.[d]	1,250,501
8,500	Express Scripts Holding Company[d]	592,025
46,950	Gilead Sciences, Inc.[d]	4,298,272
10,878	GlaxoSmithKline plc	262,147
4,100	Globus Medical, Inc.[d]	91,430
2,050	Greatbatch, Inc.[d]	101,495
400	Grifols SA	18,055
1,900	H. Lundbeck AS	43,540
4,400	HCA Holdings, Inc.[d]	287,364
1,700	Hikma Pharmaceuticals plc	51,513
50,750	Hologic, Inc.[d]	1,323,052
5,000	Humana, Inc.	588,250
1,950	ICON plc[d]	101,010
6,400	Illumina, Inc.[d]	1,023,424
4,500	Impax Laboratories, Inc.[d]	105,255
31,091	Johnson & Johnson	3,111,898
1,000	Kaken Pharmaceutical Company, Ltd.	22,344
2,500	LifePoint Hospitals, Inc.[d]	179,300
7,900	McKesson Corporation	1,515,694
10,900	Medicines Company[d]	254,733
40,940	Merck & Company, Inc.	2,322,936
200	Mettler-Toledo International, Inc.[d]	51,428
10,600	Molina Healthcare, Inc.[d]	433,010
21,920	Neurocrine Biosciences, Inc.[d]	297,674
3,700	Novartis AG	321,895
20,850	Novavax, Inc.[d]	90,281
31,568	NuVasive, Inc.[d]	1,180,012
13,450	PAREXEL International Corporation[d]	720,382
9,550	PerkinElmer, Inc.	441,401
530	Perrigo Company plc	79,738
28,800	Pfizer, Inc.	826,560
4,600	PharMerica Corporation[d]	124,154
2,850	Prestige Brands Holdings, Inc.[d]	87,780
2,650	Providence Service Corporation[d]	104,967
4,050	Qiagen NVd	98,942
2,800	Quintiles Transnational Holdings, Inc.[d]	153,804
3,600	Seattle Genetics, Inc.[d]	126,720
11,750	Spectrum Pharmaceuticals, Inc.[d]	82,720
420	Team Health Holdings, Inc.[d]	23,751
2,870	Teleflex, Inc.	309,214
400	Teva Pharmaceutical Industries, Ltd.	21,418
1,200	Thermo Fisher Scientific, Inc.	145,800
25,441	UnitedHealth Group, Inc.[e]	2,061,993
14,250	Universal Health Services, Inc.	1,519,050
16,350	Vertex Pharmaceuticals, Inc.[d]	1,453,678

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (19.4%)	Value

Health Care (2.6%) - continued
5,550	Volcano Corporation[d]	$91,631
6,350	Waters Corporation[d]	656,844
3,250	WellPoint, Inc.	356,882

	Total	46,795,410

Industrials (2.4%)
3,600	3M Company	507,204
3,950	AAR Corporation	106,255
1,600	Actividades de Construccion y Servicios SA	69,966
300	Adecco SA	22,440
33,600	ADT Corporation	1,169,280
6,000	Aecom Technology Corporation[d]	203,700
11,850	AGCO Corporation	577,213
1,100	Aica Kogyo Company, Ltd.	23,713
15,559	Air New Zealand, Ltd.	26,081
1,767	Allegion plc	90,877
570	AMETEK, Inc.	27,753
14,710	Apogee Enterprises, Inc.	477,339
1,734	Arcadis NV	54,197
530	B/E Aerospace, Inc.[d]	45,124
3,200	BAE Systems plc	23,062
5,200	Berendsen plc	91,713
2,900	Bodycote plc	33,894
15,350	Boeing Company	1,849,368
5,546	Briggs & Stratton Corporation	101,658
100	Bucher Industries AG	30,063
3,900	Cardno, Ltd.	22,591
6,050	Caterpillar, Inc.	609,537
20,670	CLARCOR, Inc.	1,225,938
3,200	Colfax Corporation[d]	201,504
37,400	CSX Corporation	1,119,008
4,970	Curtiss-Wright Corporation	315,645
4,400	Daifuku Company, Ltd.	60,629
71,050	Delta Air Lines, Inc.	2,661,533
2,800	Deutsche Lufthansa AG	49,392
500	DKSH Holding AG	36,080
5,400	Downer EDI, Ltd.	24,086
500	Duerr AG	38,088
1,100	Elbit Systems, Ltd.	68,931
35,063	EMCOR Group, Inc.	1,435,129
8,210	Esterline Technologies Corporation[d]	891,195
15,700	Exelis, Inc.	264,388
420	Fastenal Company	18,627
11,870	Flowserve Corporation	878,855
27,300	Fluor Corporation	1,989,351
850	Fortune Brands Home and Security, Inc.	32,122
12,160	GATX Corporation	753,920
600	Go-Ahead Group plc	22,253
420	Graco, Inc.	31,143
16,580	Granite Construction, Inc.	539,679
9,000	Hanwa Company, Ltd.	37,323
1,700	Hino Motors, Ltd.	23,509
35,420	HNI Corporation	1,251,743
10,766	Honeywell International, Inc.	988,642
800	Hoshizaki Electric Company, Ltd.	40,732
9,600	Huntington Ingalls Industries, Inc.	872,832
400	Implenia AG	23,571
21,700	Ingersoll-Rand plc	1,275,743
84,481	Interface, Inc.	1,339,024
3,400	Intrum Justitia AB	104,041
7,600	ITOCHU Corporation	96,769
10,540	Jacobs Engineering Group, Inc.[d]	535,537
400	Jardine Matheson Holdings, Ltd.	23,876

Shares	Common Stock (19.4%)	Value

Industrials (2.4%) - continued
310	JB Hunt Transport Services, Inc.	$23,951
2,850	Joy Global, Inc.	168,891
800	Kanamoto Company, Ltd.	33,442
15,350	KAR Auction Services, Inc.	449,909
2,000	Kinden Corporation	22,354
1,900	Komatsu, Ltd.	42,137
36,740	Korn/Ferry International[d]	1,080,891
23,590	Landstar System, Inc.	1,560,007
1,500	Legrand SA	83,165
1,600	Leighton Holdings, Ltd.	32,540
3,000	Lockheed Martin Corporation	500,910
28,307	Manitowoc Company, Inc.	751,834
7,250	Manpower, Inc.	564,703
7,550	Meritor, Inc.[d]	94,903
3,000	Mineral Resources, Ltd.	30,463
8,000	Mitie Group plc	41,075
13,000	Mitsui Engineering & Shipbuilding Company, Ltd.	26,457
2,100	Monadelphous Group, Ltd.	30,905
3,000	NICHIAS Corporation	19,351
740	Nielsen Holdings NV	34,121
1,600	Nitto Kogyo Corporation	33,459
5,898	Northgate plc	48,991
11,000	NTN Corporation	53,014
4,650	Old Dominion Freight Line, Inc.[d]	295,182
38,674	Oshkosh Corporation	1,787,512
7,714	Parker Hannifin Corporation	886,724
9,340	Pentair, Ltd.	598,414
9,850	Quanta Services, Inc.[d]	329,877
542	Randstad Holding NV	26,867
28,790	Ritchie Brothers Auctioneers, Inc.	697,294
1,270	Robert Half International, Inc.	61,786
310	Roper Industries, Inc.	44,662
1,300	Safran SA	76,397
2,150	Seaspan Corporation	48,999
1,900	Securitas AB	22,091
2,000	Seino Holdings Company, Ltd.	21,502
3,300	Seven Group Holdings, Ltd.	23,364
2,000	Siemens AG	246,992
95,430	Southwest Airlines Company	2,698,760
2,950	Spirit Aerosystems Holdings, Inc.[d]	96,082
630	Stericycle, Inc.[d]	74,119
1,100	Teleperformance SA	76,426
12,940	Tennant Company	943,973
8,000	Toppan Printing Company, Ltd.	60,939
21,100	Union Pacific Corporation	2,074,341
740	United Rentals, Inc.[d]	78,366
2,200	United Technologies Corporation	231,330
10,050	Wabash National Corporation[d]	136,780
6,400	WABCO Holdings, Inc.[d]	623,872
1,100	WESCO International, Inc.[d]	86,339
1,000	WS Atkins plc	22,422

	Total	43,532,751

Information Technology (4.3%)
1,170	Agilent Technologies, Inc.	65,625
9,950	Akamai Technologies, Inc.[d]	587,249
6,300	Alliance Data Systems Corporation[d]	1,652,427
10,000	Amdocs, Ltd.	453,400
2,130	Amphenol Corporation	204,842
410	ANSYS, Inc.[d]	31,545
108,614	Apple, Inc.	10,380,240
66,378	Applied Materials, Inc.	1,391,283
21,100	Arris Group, Inc.[d]	720,987
5,650	Aruba Networks, Inc.[d]	100,909

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (19.4%)	Value

Information Technology (4.3%) - continued
1,800	Ascom Holding AG	$26,342
172,540	Atmel Corporation[d]	1,414,828
320	Autodesk, Inc.[d]	17,072
5,650	AVG Technologies NVd	96,050
33,481	Blinkx plc[d]	19,373
4,550	Booz Allen Hamilton Holding Corporation	101,192
6,350	Broadcom Corporation	242,951
33,390	Broadridge Financial Solutions, Inc.	1,347,954
49,800	Brocade Communications Systems, Inc.	458,658
300	Cap Gemini SA	21,754
9,650	CDW Corporation	298,089
2,550	Check Point Software Technologies, Ltd.[d]	173,069
1,017	Ciena Corporation[d]	19,862
9,000	Cirrus Logic, Inc.[d]	201,870
102,510	Cisco Systems, Inc.[e]	2,586,327
17,350	Citrix Systems, Inc.[d]	1,175,116
11,350	Computer Sciences Corporation	708,126
11,600	CoreLogic, Inc.[d]	315,520
300	Cornerstone OnDemand, Inc.[d]	12,552
74,200	Corning, Inc.	1,458,030
2,000	Dialog Semiconductor plc[d]	60,826
3,650	Diodes, Inc.[d]	93,075
21,033	DST Systems, Inc.	1,894,442
27,464	E2open, Inc.[d]	444,368
47,199	eBay, Inc.[d]	2,492,107
2,400	Econocom Group	21,848
12,200	Electrocomponents plc	48,827
23,100	Electronic Arts, Inc.[d]	776,160
123,050	EMC Corporation	3,605,365
580	Euronet Worldwide, Inc.[d]	29,023
420	F5 Networks, Inc.[d]	47,288
32,900	Facebook, Inc.[d]	2,390,185
1,640	Fortinet, Inc.[d]	40,262
5,300	FUJIFILM Holdings NPV	151,293
2,450	GameStop Corporation	102,827
420	Gartner, Inc.[d]	28,736
3,087	Google, Inc.[d]	1,764,529
3,527	Google, Inc., Class Ad	2,044,073
16,110	Guidewire Software, Inc.[d]	652,455
20,300	Hewlett-Packard Company	722,883
6,000	Hitachi Kokusai Electric, Inc.	80,464
200	IAC InterActiveCorp	13,440
4,100	iGATE Corporation[d]	146,288
410	Imperva, Inc.[d]	9,090
1,400	Indra Sistemas SA	21,652
1,800	Infineon Technologies AG	19,833
16,750	Infinera Corporation[d]	154,100
2,650	International Business Machines Corporation	507,926
3,450	International Rectifier Corporation[d]	85,698
3,950	j2 Global, Inc.	193,234
1,000	Japan Aviation Electronics Industry, Ltd.	20,577
73,921	Juniper Networks, Inc.[d]	1,740,100
2,700	Kulicke and Soffa Industries, Inc.[d]	36,774
13,237	Lexmark International, Inc.	635,773
5,550	LinkedIn Corporation[d]	1,002,552
6,250	Liquidity Services, Inc.[d]	84,313
16,650	Marvell Technology Group, Ltd.	222,111
2,890	Measurement Specialties, Inc.[d]	248,511

Shares	Common Stock (19.4%)	Value

Information Technology (4.3%) - continued
6,850	Mentor Graphics Corporation	$135,288
540	Microchip Technology, Inc.	24,311
24,170	Microsoft Corporation	1,043,177
1,300	NEC Networks & System Integration Corporation	31,842
90,130	NetApp, Inc.	3,500,649
300	Nice Systems, Ltd. ADR	11,862
600	NTT Data Corporation	22,849
630	Nuance Communications, Inc.[d]	11,453
82,517	NVIDIA Corporation	1,444,048
2,610	NXP Semiconductors NVd	162,734
23,000	Oki Electric Industry Company, Ltd.	51,039
600	OMRON Corporation	26,612
3,300	Optimal Payments plc[d]	25,238
26,600	Oracle Corporation	1,074,374
5,531	Pace plc	29,741
24,720	Plantronics, Inc.	1,161,098
2,200	Playtech plc	22,741
8,200	Polycom, Inc.[d]	105,124
1,250	QLIK Technologies, Inc.[d]	33,075
27,250	QUALCOMM, Inc.	2,008,325
15,700	Red Hat, Inc.[d]	912,484
500	Rohm Company, Ltd.	28,188
25,200	Salesforce.com, Inc.[d]	1,367,100
14,550	Sanmina Corporation[d]	338,870
8,859	Sapient Corporation[d]	130,759
3,100	Seiko Epson Corporation	132,698
711	ServiceNow, Inc.[d]	41,807
8,560	SPDR S&P Semiconductor ETF	596,974
603	Spectris plc	19,396
20,200	SunPower Corporation[d]	741,946
39,550	Symantec Corporation	935,753
430	Synopsys, Inc.[d]	16,241
13,500	Take-Two Interactive Software, Inc.[d]	302,130
2,000	TE Connectivity, Ltd.	123,780
34,600	Teradata Corporation[d]	1,458,736
39,896	Teradyne, Inc.	726,905
37,530	Texas Instruments, Inc.	1,735,763
20,990	Textura Corporation[d]	524,120
32,910	Ubiquiti Networks, Inc.[d]	1,258,149
1,200	ULVAC, Inc.[d]	23,882
6,600	VeriFone Systems, Inc.[d]	221,166
26,899	Virtusa Corporation[d]	841,401
9,500	Visa, Inc.	2,004,595
63,430	Vishay Intertechnology, Inc.	934,324
22,000	VMware, Inc.[d]	2,185,920
3,400	VTech Holdings, Ltd.	42,072
2,200	WebMD Health Corporation[d]	109,626
1,100	Wincor Nixdorf AG	55,884
4,050	Workday, Inc.[d]	339,552
62,700	Xerox Corporation	831,402

	Total	78,823,453

Materials (0.7%)
310	Airgas, Inc.	33,145
300	Albemarle Corporation	18,402
10,000	Alcoa, Inc.	163,900
71,345	Arrium, Ltd.	53,608
4,750	Berry Plastics Group, Inc.[d]	115,378
700	BHP Billiton plc	23,878
1,650	Cabot Corporation	86,444
9,650	Celanese Corporation	561,726
64,324	Centamin plc[d]	78,354

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (19.4%)	Value

Materials (0.7%) - continued
1,450	Compass Minerals International, Inc.	$124,729
4,500	Crown Holdings, Inc.[d]	209,475
17,410	Dow Chemical Company	889,129
11,400	Eagle Materials, Inc.	1,035,348
4,700	Eastman Chemical Company	370,266
630	FMC Corporation	41,089
8,250	Freeport-McMoRan, Inc.	307,065
30,900	Graphic Packaging Holding Company[d]	370,800
28,390	H.B. Fuller Company	1,267,614
600	Holmen AB	20,207
4,500	Kazakhmys plc[d]	24,676
4,000	Kureha Corporation	21,334
26,080	Materials Select Sector SPDR Fund	1,268,792
1,200	Mondi plc	21,017
2,900	Monsanto Company	327,961
15,600	Nippon Light Metal Holdings Company, Ltd.	26,443
2,000	Nippon Paint Company, Ltd.	46,083
2,500	Nippon Paper Industries Company, Ltd.	43,709
10,500	Nucor Corporation	527,310
16,000	Oji Holdings Corporation	64,396
20,500	Owens-Illinois, Inc.[d]	639,395
6,800	Packaging Corporation of America	449,888
9,400	Petra Diamonds, Ltd.[d]	31,708
800	Rio Tinto plc	45,723
13,650	Silgan Holdings, Inc.	671,853
530	Silver Wheaton Corporation	13,838
1,000	Smurfit Kappa Group plc	21,701
2,250	Sonoco Products Company	88,065
47,688	Steel Dynamics, Inc.	1,011,462
7,700	Stillwater Mining Company[d]	137,830
2,400	Stora Enso Oyj	21,564
5,000	Sumitomo Metal Mining Company, Ltd.	83,296
14,000	Sumitomo Osaka Cement
	Company, Ltd.	50,328
13,000	Taiheiyo Cement Corporation	50,333
13,200	Teck Resources, Ltd.	316,272
5,000	Toagosei Company, Ltd.	21,066
7,000	Tokuyama Corporation	23,973
21,000	Tosoh Corporation	92,141
6,100	Tronox, Ltd.	161,894
1,750	U.S. Silica Holdings, Inc.	98,385
4,000	UPM-Kymmene Oyj	65,194
2,300	Voestalpine AG	101,218
2,300	Worthington Industries, Inc.	87,975

	Total	12,427,380

Telecommunications Services (0.2%)
23,650	AT&T, Inc.	841,704
60,800	Bezeq Israel Telecommunication Corporation, Ltd.	113,211
11,452	BT Group plc	74,975
17,858	Cogent Communications Holdings	619,851
3,700	Elisa Oyj	106,174
2,900	Freenet AG	76,521
1,100	KDDI Corporation	63,231
3,000	Nippon Telegraph & Telephone Corporation	199,213
300	SBA Communications Corporation[d]	32,079

Shares	Common Stock (19.4%)	Value

Telecommunications Services (0.2%) - continued
9,000	Singapore Telecommunications, Ltd.	$29,273
66,900	Telecom Italia SPA[d]	77,088
3,850	Telephone & Data Systems, Inc.	96,250
9,500	Telstra Corporation, Ltd.	48,175
540	TW Telecom, Inc.[d]	22,000
23,053	Verizon Communications, Inc.	1,162,332
32,754	Vodafone Group plc	109,074
26,350	Vonage Holdings Corporation[d]	91,698

	Total	3,762,849

Utilities (0.4%)
51,900	A2A SPA	59,224
4,050	Atmos Energy Corporation	195,696
4,400	Centrica plc	22,926
1,850	Edison International, Inc.	101,380
23,000	Electricidade de Portugal SA	107,711
1,400	Electricite de France	45,225
1,400	Endesa SA	53,936
29,400	Enel SPA	167,373
4,300	Fortum Oyj	110,552
1,700	Gas Natural SDG SA	52,229
6,580	Laclede Group, Inc.	309,128
21,380	NiSource, Inc.	805,598
30,100	NorthWestern Corporation	1,391,222
30,720	PG&E Corporation	1,372,262
9,270	Portland General Electric Company	295,991
18,500	Public Service Enterprise Group, Inc.	650,645
200	Red Electrica Corporacion SA	17,186
6,450	Southern Company	279,221
3,050	Westar Energy, Inc.	109,922
9,850	Wisconsin Energy Corporation	429,263

	Total	6,576,690

	Total Common Stock (cost $290,159,067)	354,246,985

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Asset-Backed Securities (0.8%)
	Access Group, Inc.
248,370	0.655%, 2/25/2036[f,g]	246,842
	Ally Auto Receivables Trust 2013-SN1
360,000	0.720%, 5/20/2016	360,319
	BA Credit Card Trust
250,000	0.532%, 6/15/2021[g]	250,017
	Barclays Dryrock Issuance Trust
500,000	0.512%, 12/16/2019[g]	500,514
	Capital One Multi-Asset Execution Trust
500,000	0.532%, 1/18/2022[g]	500,232
	Chase Issuance Trust
325,000	1.150%, 1/15/2019	325,283
	Chesapeake Funding, LLC
193,799	0.606%, 1/7/2025[f,g]	194,048
	Citibank Credit Card Issuance Trust
500,000	0.025%, 2/22/2019	497,808
	Countrywide Asset-Backed Certificates
262,413	5.530%, 4/25/2047	253,786

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Asset-Backed Securities (0.8%) - continued
	DT Auto Owner Trust
$25,701	0.750%, 5/16/2016[f]	$25,707
	Edlinc Student Loan Funding Trust
180,974	3.180%, 10/1/2025[g,h]	183,236
	Enterprise Fleet Financing, LLC
139,945	1.060%, 3/20/2019[f]	140,467
500,000	0.870%, 9/20/2019[f]	499,442
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
171,075	0.679%, 1/15/2019	171,017
	FNA Trust
128,190	1.980%, 1/10/2018[h]	128,510
	Ford Credit Auto Owner Trust
175,000	2.260%, 11/15/2025[f]	175,578
	GE Equipment Transportation, LLC
300,000	0.690%, 11/25/2016	300,412
	Golden Credit Card Trust
240,000	0.402%, 2/15/2018[f,g]	240,075
250,000	0.582%, 9/15/2018[f,g]	250,644
	GreatAmerica Leasing Receivables
450,000	0.610%, 5/15/2016[f]	449,985
	Hertz Fleet Lease Funding, LP
475,000	0.703%, 12/10/2027[f,g]	475,946
	HLSS Servicer Advance Receivables Backed Notes
275,000	1.287%, 9/15/2044[f]	275,083
	Hyundai Floorplan Master Owner Trust
405,000	0.502%, 5/15/2018[f,g]	405,682
	Master Credit Card Trust
244,200	0.780%, 4/21/2017[f]	244,514
	Morgan Stanley Capital, Inc.
561,610	0.305%, 2/25/2037[g]	358,322
	Motor plc
288,000	0.655%, 2/15/2021[f]	287,882
432,467	0.635%, 8/25/2021[f,g]	432,466
	Nissan Master Owner Trust Receivables
400,000	0.452%, 2/15/2018[g]	400,188
	Penarth Master Issuer plc
480,000	0.546%, 11/18/2017[f,g]	480,593
	Renaissance Home Equity Loan Trust
2,745,484	5.746%, 5/25/2036	2,063,667
1,780,000	6.011%, 5/25/2036	1,310,687
	SLM Student Loan Trust
676,096	0.752%, 8/15/2022[f,g]	677,323
385,363	0.634%, 4/25/2023[f,g]	385,703
200,000	1.202%, 5/17/2027[f,g]	201,852
	Vericrest Opportunity Loan Transferee
323,518	3.125%, 4/27/2054[f]	324,282
	Volvo Financial Equipment, LLC
300,000	0.740%, 3/15/2017[f]	300,412
	World Financial Network Credit Card Master Trust
75,000	0.532%, 12/15/2019[g]	75,035
300,000	0.910%, 3/16/2020	299,869
	World Omni Automobile Lease Securitization Trust
275,000	1.400%, 2/15/2019	277,260

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Asset-Backed Securities (0.8%) - continued
	World Omni Master Owner Trust
$240,000	0.502%, 2/15/2018[f,g]	$240,263

	Total	15,210,951

Basic Materials (0.1%)
	Anglo American Capital plc
120,000	1.184%, 4/15/2016[f,g]	120,360
	FMG Resources Pty. Ltd.
548,154	6.875%, 2/1/2018[f,i]	568,710
	Freeport-McMoRan Copper & Gold, Inc.
231,000	2.375%, 3/15/2018	233,103
	Glencore Funding, LLC
90,000	1.700%, 5/27/2016[f]	90,629
108,000	3.125%, 4/29/2019[f]	109,523
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
275,000	8.875%, 2/1/2018	283,800
	Ineos Finance plc
275,000	7.500%, 5/1/2020[f]	294,594
	International Paper Company
53,000	5.300%, 4/1/2015	54,612
	LyondellBasell Industries NV
120,000	6.000%, 11/15/2021	142,201
	Mosaic Company
124,000	5.450%, 11/15/2033	138,435
	Rio Tinto Finance USA plc
60,000	1.375%, 6/17/2016	60,584
	Sappi Papier Holding GmbH
160,000	6.625%, 4/15/2021[f]	169,200
	Vale Overseas, Ltd.
112,000	6.250%, 1/23/2017	123,641
	Yamana Gold, Inc.
135,000	4.950%, 7/15/2024[f]	135,032

	Total	2,524,424

Capital Goods (0.1%)
	BAE Systems plc
46,000	3.500%, 10/11/2016[f]	48,275
	Caterpillar, Inc.
72,000	3.400%, 5/15/2024	72,372
	CNH Capital, LLC
275,000	3.625%, 4/15/2018	274,312
	Eaton Corporation
72,000	4.000%, 11/2/2032	71,701
	Harsco Corporation
107,000	2.700%, 10/15/2015	107,749
	Ingersoll-Rand Global Holding Company, Ltd.
144,000	6.875%, 8/15/2018	170,351
	L-3 Communications Corporation
144,000	1.500%, 5/28/2017	143,430
	Martin Marietta Materials, Inc.
170,000	1.331%, 6/30/2017[f,g]	169,902
	Reynolds Group Issuer, Inc.
273,154	5.750%, 10/15/2020	278,617
	Roper Industries, Inc.
144,000	2.050%, 10/1/2018	143,505
	RSC Equipment Rental, Inc.
275,000	8.250%, 2/1/2021	300,094
	Textron, Inc.
60,000	5.600%, 12/1/2017	67,043

	Total	1,847,351

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Collateralized Mortgage Obligations (0.5%)
	Alm Loan Funding CLO
$140,000	1.664%, 10/17/2026[c,g,h]	$139,930
	Apidos CLO XVIII
135,000	1.646%, 7/22/2026[g,h]	134,582
	Birchwood Park CLO, Ltd.
140,000	1.674%, 7/15/2026[c,g,h,j]	140,000
	Carlyle Global Market Strategies CLO 2012-2, Ltd.
150,000	1.532%, 7/20/2023[g,h]	150,000
	Citigroup Mortgage Loan Trust, Inc.
279,337	5.500%, 11/25/2035	259,810
	CitiMortgage Alternative Loan Trust
926,078	5.750%, 4/25/2037	800,433
	Countrywide Alternative Loan Trust
278,145	5.268%, 10/25/2035	232,520
157,731	6.500%, 8/25/2036	117,346
178,522	6.000%, 1/25/2037	160,854
802,141	5.500%, 5/25/2037	685,158
633,271	7.000%, 10/25/2037	456,768
	Countrywide Home Loans, Inc.
336,380	5.750%, 4/25/2037	309,287
	Deutsche Alt-A Securities Mortgage Loan Trust
254,363	6.000%, 10/25/2021	227,354
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
112,337	5.500%, 10/25/2021	110,216
	Dryden 34 Senior Loan Fund CLO
140,000	1.663%, 10/15/2026[c,g,h]	140,000
	Federal Home Loan Mortgage Corporation
536,573	3.000%, 2/15/2033[k]	83,316
	Federal National Mortgage Association
1,182,747	3.500%, 1/25/2033[k]	190,470
	J.P. Morgan Mortgage Trust
83,070	2.591%, 10/25/2036	69,911
737,597	0.535%, 1/25/2037[g]	493,601
822,029	6.250%, 8/25/2037	594,985
	Madison Park Funding XIV CLO, Ltd.
150,000	1.681%, 7/20/2026[c,g,h]	149,820
	MASTR Alternative Loans Trust
196,296	6.500%, 7/25/2034	201,272
430,646	0.605%, 12/25/2035[g]	243,274
	Merrill Lynch Alternative Note Asset Trust
210,594	6.000%, 3/25/2037	197,329
	Neuberger Berman CLO, Ltd.
100,000	1.701%, 8/4/2025[g,h]	99,919
	Octagon Investment Partners XX CLO, Ltd.
140,000	1.675%, 8/12/2026[c,g,h]	140,000
	Residential Asset Securitization Trust
603,649	0.535%, 8/25/2037[g]	246,479
	Sequoia Mortgage Trust
500,356	2.685%, 9/20/2046	428,442
60,710	2.685%, 9/20/2046	2,582
	Voya CLO 2014-3, Ltd.
140,000	1.653%, 7/25/2026[g,h]	139,790

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Collateralized Mortgage Obligations (0.5%) - continued
	WaMu Mortgage Pass Through Certificates
$139,062	2.342%, 9/25/2036	$126,389
286,661	2.377%, 10/25/2036	262,922

	Total	7,734,759

Commercial Mortgage-Backed Securities (0.8%)
	Banc of America Commercial Mortgage, Inc.
1,400,000	5.612%, 4/10/2049	1,527,597
2,550,000	5.565%, 6/10/2049	2,788,448
	Bear Stearns Commercial Mortgage Securities, Inc.
1,436,967	5.331%, 2/11/2044	1,542,156
	CGBAM Commercial Mortgage Trust
210,000	1.252%, 5/15/2030[f,g]	210,349
	Commercial Mortgage Pass-Through Certificates
360,000	1.204%, 6/8/2030[f,g]	361,203
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,414,330
	Credit Suisse Mortgage Capital Certificates
1,625,000	5.509%, 9/15/2039	1,743,830
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
370,138	0.727%, 12/25/2016	367,620
	Federal National Mortgage Association
300,000	1.272%, 1/25/2017	301,934
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	992,560
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
94,487	0.852%, 4/15/2028[f,g]	94,403
300,000	1.102%, 12/15/2028[f,g]	300,087
750,000	5.703%, 2/12/2049	812,867
	LSTAR Commercial Mortgage Trust
474,921	1.519%, 1/20/2041[f]	474,019
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	488,558
	SCG Trust 2013-SRP1
150,000	1.552%, 11/15/2026[f,g]	150,612
	Wachovia Bank Commercial Mortgage Trust
1,050,000	5.603%, 10/15/2048	1,135,703

	Total	14,706,276

Communications Services (0.3%)
	AMC Networks, Inc.
275,000	4.750%, 12/15/2022	274,312
	America Movil SAB de CV
90,000	5.000%, 10/16/2019	100,082
	American Tower Corporation
198,000	7.000%, 10/15/2017	228,953
	AT&T, Inc.
90,000	1.137%, 11/27/2018[g]	91,641

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Communications Services (0.3%) - continued
$112,000	3.875%, 8/15/2021	$118,233
	British Telecommunications plc
90,000	1.625%, 6/28/2016	91,023
60,000	1.250%, 2/14/2017	59,897
	CBS Corporation
99,000	8.875%, 5/15/2019	126,445
	CC Holdings GS V, LLC
52,000	2.381%, 12/15/2017	52,973
	CCO Holdings, LLC
275,000	7.375%, 6/1/2020	293,562
	CenturyLink, Inc.
210,000	6.450%, 6/15/2021	225,750
	Columbus International, Inc.
150,000	7.375%, 3/30/2021[f]	158,250
	Comcast Corporation
65,000	4.650%, 7/15/2042	67,256
78,000	4.750%, 3/1/2044	81,535
	Cox Communications, Inc.
110,000	9.375%, 1/15/2019[f]	141,152
	Crown Castle Towers, LLC
45,000	4.174%, 8/15/2017[f]	47,646
	DIRECTV Holdings, LLC
78,000	1.750%, 1/15/2018	77,771
65,000	5.875%, 10/1/2019	75,049
54,000	4.450%, 4/1/2024	56,563
	Hughes Satellite Systems Corporation
275,000	6.500%, 6/15/2019	303,531
	Intelsat Jackson Holdings SA
275,000	7.250%, 4/1/2019	288,750
	Level 3 Financing, Inc.
275,000	8.625%, 7/15/2020	299,062
	NBC Universal Enterprise, Inc.
180,000	0.919%, 4/15/2018[f,g]	181,948
	Nippon Telegraph & Telephone Corporation
51,000	1.400%, 7/18/2017	51,141
	Numericable Group SA
165,000	6.000%, 5/15/2022[f]	165,825
	SBA Tower Trust
50,000	5.101%, 4/17/2017[f]	53,258
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[f]	134,967
	Sprint Communications, Inc.
273,154	9.000%, 11/15/2018[f]	320,273
	Telefonica Emisiones SAU
126,000	3.992%, 2/16/2016	131,479
122,000	3.192%, 4/27/2018	126,899
	Time Warner Cable, Inc.
65,000	5.000%, 2/1/2020	72,346
104,000	6.550%, 5/1/2037	128,812
	Unitymedia Hessen GmbH & Company KG
165,000	5.500%, 1/15/2023[f]	165,825
	Univision Communications, Inc.
275,000	6.875%, 5/15/2019[f]	288,750
	UPCB Finance V, Ltd.
275,000	7.250%, 11/15/2021[f]	298,375
	Verizon Communications, Inc.
120,000	1.350%, 6/9/2017	119,819
41,000	1.100%, 11/1/2017	40,446
48,000	1.981%, 9/14/2018[g]	50,466
24,000	3.650%, 9/14/2018	25,587
130,000	1.002%, 6/17/2019[g]	131,800

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Communications Services (0.3%) - continued
$107,000	6.400%, 9/15/2033	$132,681
60,000	5.050%, 3/15/2034	63,685
24,000	6.550%, 9/15/2043	30,140
	Viacom, Inc.
72,000	2.500%, 9/1/2018	73,071
	Wind Acquisition Finance SA
190,000	7.375%, 4/23/2021[f]	198,075

	Total	6,245,104

Consumer Cyclical (0.3%)
	Chrysler Group, LLC
275,000	8.000%, 6/15/2019	292,875
	Cinemark USA, Inc.
275,000	4.875%, 6/1/2023	268,813
	Daimler Finance North America, LLC
150,000	1.085%, 8/1/2018[f,g]	151,528
	Delphi Corporation
126,000	6.125%, 5/15/2021	139,860
	Ford Motor Company
56,000	7.450%, 7/16/2031	74,229
	Ford Motor Credit Company, LLC
103,000	12.000%, 5/15/2015	112,175
180,000	1.474%, 5/9/2016[g]	182,519
160,000	2.375%, 1/16/2018	162,435
70,000	5.000%, 5/15/2018	77,088
	Gap, Inc.
108,000	5.950%, 4/12/2021	123,951
	General Motors Company
46,000	3.500%, 10/2/2018[f]	46,230
144,000	6.250%, 10/2/2043[f]	163,080
	General Motors Financial Company, Inc.
275,000	3.250%, 5/15/2018	274,656
	Home Depot, Inc.
90,000	4.875%, 2/15/2044	98,501
	Hyundai Capital America
187,000	1.450%, 2/6/2017[f]	186,959
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[f]	287,375
	KB Home
140,000	4.750%, 5/15/2019	138,250
	L Brands, Inc.
275,000	5.625%, 2/15/2022	288,750
	Lennar Corporation
275,000	4.125%, 12/1/2018	276,375
	Macy’s Retail Holdings, Inc.
40,000	4.375%, 9/1/2023	42,276
144,000	3.625%, 6/1/2024	142,280
	Nissan Motor Acceptance Corporation
100,000	0.777%, 3/3/2017[f,g]	100,281
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	49,980
74,000	4.000%, 12/31/2018	75,110
	Toyota Motor Credit Corporation
35,000	1.750%, 5/22/2017	35,436
	TRW Automotive, Inc.
83,000	7.250%, 3/15/2017[f]	93,686
	Walgreen Company
80,000	5.250%, 1/15/2019	89,838
	Western Union Company
104,000	2.375%, 12/10/2015	105,897

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Consumer Cyclical (0.3%) - continued
	WMG Acquisition Corporation
$130,000	6.750%, 4/15/2022[f]	$126,425
	Wynn Las Vegas, LLC
275,000	5.375%, 3/15/2022	279,125

	Total	4,485,983

Consumer Non-Cyclical (0.3%)
	Altria Group, Inc.
90,000	9.700%, 11/10/2018	116,655
126,000	4.000%, 1/31/2024	128,434
	Amgen, Inc.
135,000	0.828%, 5/22/2019[g]	135,635
	Anheuser-Busch InBev Finance, Inc.
109,000	0.625%, 2/1/2019[g]	109,048
	Anheuser-Busch InBev Worldwide, Inc.
111,000	7.750%, 1/15/2019	136,462
	Boston Scientific Corporation
90,000	2.650%, 10/1/2018	91,431
	Bunge Limited Finance Corporation
108,000	8.500%, 6/15/2019	134,778
	CareFusion Corporation
72,000	1.450%, 5/15/2017	71,751
108,000	6.375%, 8/1/2019	125,552
	Celgene Corporation
144,000	1.900%, 8/15/2017	145,638
24,000	2.300%, 8/15/2018	24,234
	CHS/Community Health Systems, Inc.
275,000	7.125%, 7/15/2020	293,563
	ConAgra Foods, Inc.
95,000	0.603%, 7/21/2016[g]	94,961
126,000	1.900%, 1/25/2018	125,940
	Coventry Health Care, Inc.
126,000	5.950%, 3/15/2017	140,460
	CVS Caremark Corporation
48,000	1.200%, 12/5/2016	48,250
72,000	6.125%, 9/15/2039	88,716
	Endo Finance LLC & Endo Finco, Inc.
275,000	7.000%, 7/15/2019[f]	289,438
	Express Scripts Holding Company
72,000	2.650%, 2/15/2017	74,329
55,000	1.250%, 6/2/2017	54,766
85,000	2.250%, 6/15/2019	84,141
	Forest Laboratories, Inc.
150,000	4.375%, 2/1/2019[f]	160,650
	Fresenius Medical Care US Finance II, Inc.
275,000	5.875%, 1/31/2022[f]	300,438
	Hawk Acquisition Sub, Inc.
273,154	4.250%, 10/15/2020	271,447
	IMS Health, Inc.
360,000	6.000%, 11/1/2020[f]	376,200
	Kroger Company
90,000	0.763%, 10/17/2016[g]	90,196
48,000	1.200%, 10/17/2016	48,064
	Lorillard Tobacco Company
90,000	2.300%, 8/21/2017[i]	91,369
90,000	8.125%, 6/23/2019	112,163
	Mattel, Inc.
90,000	1.700%, 3/15/2018	89,136

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Consumer Non-Cyclical (0.3%) - continued
	McKesson Corporation
$70,000	1.292%, 3/10/2017	$69,925
	Medco Health Solutions, Inc.
91,000	7.125%, 3/15/2018	106,935
	Mondelez International, Inc.
91,000	0.745%, 2/1/2019[g]	90,800
	Mylan, Inc.
90,000	7.875%, 7/15/2020[f]	98,977
	Pernod Ricard SA
50,000	2.950%, 1/15/2017[f]	51,728
72,000	5.750%, 4/7/2021[f]	82,734
	Perrigo Company, Ltd.
72,000	1.300%, 11/8/2016[f]	71,815
90,000	2.300%, 11/8/2018[f]	89,487
	Roche Holdings, Inc.
21,000	7.000%, 3/1/2039[f]	29,867
	SABMiller Holdings, Inc.
126,000	2.450%, 1/15/2017[f]	129,388
	Safeway, Inc.
21,000	3.400%, 12/1/2016	22,033
	Spectrum Brands Escrow Corporation
275,000	6.375%, 11/15/2020	289,438
	Thermo Fisher Scientific, Inc.
108,000	1.300%, 2/1/2017	107,910
108,000	2.400%, 2/1/2019	108,359
	Tyson Foods, Inc.
76,000	4.500%, 6/15/2022	79,970
	Valeant Pharmaceuticals International
275,000	6.875%, 12/1/2014[f]	283,937
	WM Wrigley Jr. Company
60,000	2.000%, 10/20/2017[f]	60,659

	Total	5,827,807

Energy (0.2%)
	BP Capital Markets plc
81,000	1.375%, 11/6/2017	80,745
	Buckeye Partners, LP
107,000	2.650%, 11/15/2018	108,184
	Canadian Natural Resources, Ltd.
90,000	0.609%, 3/30/2016[g]	90,274
	CNOOC Nexen Finance 2014 ULC
108,000	1.625%, 4/30/2017	108,088
	CNPC General Capital, Ltd.
72,000	1.450%, 4/16/2016[f]	71,990
72,000	2.750%, 4/19/2017[f]	73,647
	Concho Resources, Inc.
273,154	5.500%, 10/1/2022	284,080
	Continental Resources, Inc.
144,000	5.000%, 9/15/2022	154,440
	Devon Energy Corporation
162,000	1.200%, 12/15/2016	162,157
	Enbridge, Inc.
162,000	0.678%, 6/2/2017[g]	162,316
	EQT Corporation
53,000	5.150%, 3/1/2018	57,663
55,000	8.125%, 6/1/2019	68,104
	Hess Corporation
112,000	8.125%, 2/15/2019	139,591
	Linn Energy, LLC
273,154	6.250%, 11/1/2019	277,251
	MEG Energy Corporation
275,000	6.500%, 3/15/2021[f]	282,562

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Energy (0.2%) - continued
	Murphy Oil Corporation
$40,000	2.500%, 12/1/2017	$40,848
	Oasis Petroleum, Inc.
275,000	6.875%, 1/15/2023	297,687
	Offshore Group Investment, Ltd.
275,000	7.500%, 11/1/2019	283,250
	Petrobras Global Finance BV
162,000	2.000%, 5/20/2016	162,282
110,000	3.112%, 3/17/2020[g]	112,612
	Petroleos Mexicanos
75,000	3.500%, 7/18/2018	78,000
	Pioneer Natural Resources Company
28,000	5.875%, 7/15/2016	30,538
	Range Resources Corporation
275,000	5.000%, 8/15/2022	281,875
	Sinopec Capital 2013, Ltd.
59,000	1.250%, 4/24/2016[f]	58,842
	Suncor Energy, Inc.
69,000	6.100%, 6/1/2018	79,367
	Total Capital International SA
70,000	0.580%, 6/19/2019[g]	70,201
	Transocean, Inc.
121,000	6.000%, 3/15/2018	135,237
	Weatherford International, Ltd.
108,000	9.625%, 3/1/2019	140,279
	Williams Companies, Inc.
72,000	3.700%, 1/15/2023	68,349

	Total	3,960,459

Financials (1.1%)
	Abbey National Treasury Services plc
48,000	3.050%, 8/23/2018	49,844
	ABN AMRO Bank NV
112,000	2.500%, 10/30/2018[f]	113,361
	American Express Credit Corporation
35,000	2.375%, 3/24/2017	36,078
130,000	0.781%, 3/18/2019[g]	130,767
	American International Group, Inc.
180,000	8.250%, 8/15/2018	221,468
55,000	2.300%, 7/16/2019	54,652
	ANZ National International, Ltd. of London
90,000	3.125%, 8/10/2015[f]	92,339
	ANZ New Zealand International, Ltd.
91,000	1.400%, 4/27/2017[f]	90,888
	Australia and New Zealand Banking Group, Ltd.
130,000	0.490%, 6/13/2017[f,g]	129,925
	Aviation Capital Group Corporation
48,000	3.875%, 9/27/2016[f]	49,626
	Banco Santander Chile
155,000	1.134%, 4/11/2017[f,g]	154,997
	Bank Nederlandse Gemeenten NV
84,000	1.375%, 3/19/2018[f]	83,676
	Bank of America Corporation
85,000	5.750%, 8/15/2016	92,138
144,000	5.700%, 5/2/2017	158,814
215,000	5.750%, 12/1/2017	241,195
243,000	1.300%, 3/22/2018[g]	246,917

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Financials (1.1%) - continued
$216,000	5.650%, 5/1/2018	$242,917
110,000	1.105%, 4/1/2019[g]	110,849
72,000	4.000%, 4/1/2024	73,000
73,000	5.875%, 2/7/2042	86,392
	Bank of Montreal
135,000	0.834%, 4/9/2018[g]	136,286
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
130,000	0.640%, 3/10/2017[f,g]	129,967
	Banque Federative du Credit Mutuel SA
126,000	1.084%, 1/20/2017[f,g]	127,043
	Barclays Bank plc
90,000	10.179%, 6/12/2021[f]	123,640
	BBVA Banco Continental SA
109,000	2.250%, 7/29/2016[f]	109,927
	BBVA US Senior SAU
128,000	4.664%, 10/9/2015	133,602
	Berkshire Hathaway Finance Corporation
75,000	0.384%, 1/10/2017[g]	75,055
60,000	1.600%, 5/15/2017	60,811
180,000	1.300%, 5/15/2018	177,332
	BioMed Realty, LP
108,000	2.625%, 5/1/2019	107,870
	BNP Paribas SA
73,000	1.250%, 12/12/2016	73,070
117,000	2.375%, 9/14/2017	119,258
	BPCE SA
110,000	1.073%, 2/10/2017[g]	111,068
117,000	1.625%, 2/10/2017	117,700
	Capital One Bank USA NA
110,000	1.200%, 2/13/2017	109,961
	Capital One Financial Corporation
120,000	0.680%, 3/22/2016[g]	120,259
95,000	6.150%, 9/1/2016	104,578
90,000	2.450%, 4/24/2019	90,091
	Citigroup, Inc.
396,000	5.500%, 2/15/2017	433,756
110,000	0.770%, 3/10/2017[g]	110,141
73,000	6.000%, 8/15/2017	82,123
90,000	1.003%, 4/8/2019[g]	90,122
122,000	8.500%, 5/22/2019	154,344
89,000	4.050%, 7/30/2022	90,667
	CoBank ACB
50,000	0.831%, 6/15/2022[g,h]	46,125
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
72,000	3.950%, 11/9/2022	72,573
	Credit Agricole SA
150,000	1.625%, 4/15/2016[f]	151,676
110,000	1.034%, 4/15/2019[f,g]	110,821
	Credit Suisse AG
73,000	5.400%, 1/14/2020	81,593
	CyrusOne, LP
275,000	6.375%, 11/15/2022	290,125
	DDR Corporation
144,000	9.625%, 3/15/2016	163,525
	Deutsche Bank AG
150,000	1.350%, 5/30/2017	149,487
	Discover Bank
90,000	8.700%, 11/18/2019	113,355
	Discover Financial Services
72,000	6.450%, 6/12/2017	81,237

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014
(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Financials (1.1%) - continued
	DnB Boligkreditt AS
$224,000	1.450%, 3/21/2018[f]	$221,558
	Eksportfinans ASA
35,000	3.000%, 11/17/2014	35,182
52,000	5.500%, 5/25/2016	55,042
	Fifth Third Bancorp
93,000	5.450%, 1/15/2017	101,635
	General Electric Capital Corporation
373,000	6.000%, 8/7/2019	438,161
180,000	1.231%, 3/15/2023[g]	180,736
132,000	6.750%, 3/15/2032	174,336
	Genworth Financial, Inc.
104,000	7.700%, 6/15/2020	127,103
	Goldman Sachs Group, Inc.
162,000	2.375%, 1/22/2018	163,878
180,000	1.436%, 4/30/2018[g]	183,449
95,000	1.324%, 11/15/2018[g]	96,551
86,000	7.500%, 2/15/2019	103,740
117,000	5.375%, 3/15/2020	131,560
201,000	5.250%, 7/27/2021	224,241
	Hartford Financial Services Group, Inc.
81,000	4.000%, 10/15/2017	87,044
84,000	5.125%, 4/15/2022	94,788
	HBOS plc
108,000	6.750%, 5/21/2018[f]	123,432
	HCP, Inc.
30,000	6.000%, 1/30/2017	33,359
30,000	6.700%, 1/30/2018	34,806
	Health Care REIT, Inc.
96,000	4.700%, 9/15/2017	104,738
27,000	2.250%, 3/15/2018	27,246
	HSBC Bank plc
180,000	0.864%, 5/15/2018[f,g]	181,613
	HSBC Finance Corporation
147,000	6.676%, 1/15/2021	175,256
	HSBC Holdings plc
72,000	5.250%, 3/14/2044	76,473
	HSBC USA, Inc.
80,000	1.625%, 1/16/2018	79,835
	Huntington Bancshares, Inc.
24,000	2.600%, 8/2/2018	24,307
	Huntington National Bank
108,000	1.350%, 8/2/2016	108,553
	Icahn Enterprises, LP
215,000	6.000%, 8/1/2020	224,138
	ING Bank NV
200,000	4.125%, 11/21/2023	204,000
	ING Capital Funding Trust III
90,000	3.834%, 12/29/2049[g,l]	89,775
	International Lease Finance Corporation
162,000	2.181%, 6/15/2016[g]	160,583
	Intesa Sanpaolo SPA
108,000	3.125%, 1/15/2016	110,798
54,000	3.875%, 1/16/2018	56,280
109,000	3.875%, 1/15/2019	113,093
	J.P. Morgan Chase & Company
74,000	1.125%, 2/26/2016	74,374
134,000	3.450%, 3/1/2016	139,455
65,000	0.744%, 2/15/2017[g]	65,261
236,000	2.000%, 8/15/2017	239,170
75,000	1.800%, 1/25/2018	74,962
191,000	6.300%, 4/23/2019	223,590

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Financials (1.1%) - continued
$23,000	3.200%, 1/25/2023	$22,612
120,000	7.900%, 4/29/2049[l]	132,150
	KeyBank NA
139,000	7.413%, 5/6/2015	146,056
	Kookmin Bank
112,000	1.110%, 1/27/2017[f,g]	112,591
	Liberty Mutual Group, Inc.
28,000	4.950%, 5/1/2022[f]	30,421
25,000	6.500%, 5/1/2042[f]	31,058
	Liberty Property, LP
59,000	5.500%, 12/15/2016	64,370
	Lloyds Banking Group plc
108,000	5.920%, 9/29/2049[f,l]	109,350
	Macquarie Bank, Ltd.
115,000	5.000%, 2/22/2017[f]	124,745
165,000	1.021%, 3/24/2017[f,g]	165,513
	Manufacturers and Traders Trust Company
90,000	0.611%, 1/30/2017[g]	90,257
	MasterCard, Inc.
90,000	2.000%, 4/1/2019	89,655
	Merrill Lynch & Company, Inc.
288,000	6.050%, 5/16/2016	311,738
92,000	6.400%, 8/28/2017	104,399
	Metropolitan Life Global Funding I
85,000	0.365%, 6/23/2016[f,g]	84,967
150,000	0.614%, 4/10/2017[f,g]	150,317
108,000	1.300%, 4/10/2017[f]	108,047
	Mizuho Bank, Ltd.
110,000	0.663%, 4/16/2017[f,g]	110,086
108,000	1.850%, 3/21/2018[f]	107,792
	Morgan Stanley
54,000	1.750%, 2/25/2016	54,709
131,000	4.750%, 3/22/2017	141,783
80,000	6.250%, 8/28/2017	90,554
144,000	6.625%, 4/1/2018	166,552
120,000	1.514%, 4/25/2018[g]	123,087
90,000	4.875%, 11/1/2022	95,827
126,000	4.100%, 5/22/2023	126,400
	Murray Street Investment Trust I
270,000	4.647%, 3/9/2017	290,582
	National City Corporation
112,000	6.875%, 5/15/2019	132,661
	Nomura Holdings, Inc.
180,000	1.680%, 9/13/2016[g]	182,857
108,000	2.000%, 9/13/2016	109,569
75,000	2.750%, 3/19/2019	75,726
	PNC Bank NA
72,000	1.150%, 11/1/2016	72,325
	Prologis, LP
135,000	7.375%, 10/30/2019	165,401
	RBS Capital Trust III
40,000	5.512%, 9/29/2049[l]	39,760
	Realty Income Corporation
27,000	2.000%, 1/31/2018	26,963
	Regions Bank
173,000	7.500%, 5/15/2018	204,214
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	54,891
81,000	5.000%, 6/1/2021	90,770
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[f]	85,426

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Financials (1.1%) - continued
	Royal Bank of Canada
$126,000	2.200%, 7/27/2018	$127,991
	Royal Bank of Scotland Group plc
236,000	1.174%, 3/31/2017[g]	237,603
216,000	5.125%, 5/28/2024	215,967
	Santander US Debt SAU
130,000	3.724%, 1/20/2015[f]	131,664
	Simon Property Group, LP
42,000	10.350%, 4/1/2019	56,326
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[f]	135,782
	SLM Corporation
35,000	3.875%, 9/10/2015	35,525
47,000	6.250%, 1/25/2016	49,644
40,000	4.625%, 9/25/2017	41,240
	SpareBank 1 Boligkreditt AS
224,000	1.250%, 5/2/2018[f]	219,964
	Sumitomo Mitsui Banking Corporation
170,000	1.300%, 1/10/2017	169,974
	Suncorp-Metway, Ltd.
256,000	0.934%, 3/28/2017[f,g]	255,996
	Svensk Exportkredit AB
132,000	1.125%, 4/5/2018	130,148
	Svenska Handelsbanken AB
54,000	3.125%, 7/12/2016	56,349
108,000	1.625%, 3/21/2018	107,389
120,000	0.722%, 6/17/2019[g]	119,884
	Swedbank Hypotek AB
224,000	1.375%, 3/28/2018[f]	222,146
	Swiss RE Capital I, LP
55,000	6.854%, 5/29/2049[f,l]	58,438
	Toronto-Dominion Bank
85,000	0.691%, 9/9/2016[g]	85,462
	U.S. Bank NA
120,000	0.466%, 1/30/2017[g]	120,055
	UBS AG/Stamford, Connecticut
54,000	5.875%, 12/20/2017	61,355
	Ventas Realty, LP
112,000	1.550%, 9/26/2016	112,937
90,000	1.250%, 4/17/2017	89,728
	Voya Financial, Inc.
109,000	2.900%, 2/15/2018	112,300
	Wachovia Corporation
135,000	0.501%, 6/15/2017[g]	134,815
	Wells Fargo & Company
144,000	1.250%, 7/20/2016	145,219
103,000	2.100%, 5/8/2017	105,354

	Total	19,638,568

Foreign Government (0.1%)
	Asian Development Bank
240,000	0.500%, 6/20/2016	239,594
	Denmark Government International Bond
240,000	0.375%, 4/25/2016[f]	239,314
	European Investment Bank
165,000	1.875%, 3/15/2019	165,381
	Export-Import Bank of Korea
54,000	1.250%, 11/20/2015	54,236
	International Finance Corporation
180,000	0.500%, 5/16/2016	179,698
	Kommunalbanken AS
240,000	0.311%, 3/18/2016[f,g]	240,089

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Foreign Government (0.1%) - continued
	Kommuninvest i Sverige AB
$240,000	0.500%, 6/15/2016[f]	$239,443
	Province of Ontario
200,000	1.000%, 7/22/2016	201,126

	Total	1,558,881

Mortgage-Backed Securities (3.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,225,000	3.000%, 8/1/2029[c]	3,317,220
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
258,833	1.956%, 6/1/2043[g]	262,930
3,675,000	4.000%, 8/1/2044[c]	3,857,257
	Federal National Mortgage Association Conventional 15-yr. Pass Through
6,225,000	3.500%, 8/1/2029[c]	6,560,469
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
387,028	2.076%, 1/1/2043[g]	399,524
678,765	2.060%, 3/1/2043[g]	699,464
630,326	1.742%, 7/1/2043[g]	637,855
454,529	2.008%, 7/1/2043[g]	462,939
413,121	2.113%, 8/1/2043[g]	422,055
13,075,000	3.500%, 8/1/2044[c]	13,321,587
13,700,000	4.000%, 8/1/2044[c]	14,403,891
12,900,000	4.500%, 8/1/2044[c]	13,888,967

	Total	58,234,158

Technology (0.1%)
	Amphenol Corporation
69,000	2.550%, 1/30/2019	69,642
	Apple, Inc.
165,000	0.523%, 5/6/2019[g]	164,768
	Cisco Systems, Inc.
110,000	0.727%, 3/1/2019[g]	110,892
	Computer Sciences Corporation
42,000	2.500%, 9/15/2015	42,672
	EMC Corporation
87,000	1.875%, 6/1/2018	86,866
	Fidelity National Information Services, Inc.
126,000	1.450%, 6/5/2017	125,481
	First Data Corporation
275,000	7.375%, 6/15/2019[f]	288,750
	Hewlett-Packard Company
56,000	2.125%, 9/13/2015	56,853
124,000	5.400%, 3/1/2017	136,642
91,000	1.174%, 1/14/2019[g]	91,711
	Iron Mountain, Inc.
275,000	6.000%, 8/15/2023	286,688
	Micron Semiconductor Asia Pte, Ltd.
76,500	1.258%, 1/15/2019	76,394
	Oracle Corporation
105,000	0.814%, 1/15/2019[g]	105,926
	Samsung Electronics America, Inc.
44,000	1.750%, 4/10/2017[f]	44,149
	Tyco Electronics Group SA
128,000	6.550%, 10/1/2017	147,101

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Technology (0.1%) - continued
	Xerox Corporation
$90,000	7.200%, 4/1/2016	$98,719
	Xilinx, Inc.
90,000	2.125%, 3/15/2019	89,561

	Total	2,022,815

Transportation (0.1%)
	American Airlines Pass Through Trust
56,638	4.950%, 1/15/2023[f]	61,311
	Avis Budget Car Rental, LLC
160,000	5.125%, 6/1/2022[f]	155,200
	Canadian Pacific Railway Company
30,000	7.125%, 10/15/2031	39,777
36,000	5.750%, 3/15/2033	42,730
	Continental Airlines, Inc.
61,801	4.150%, 4/11/2024	64,620
	CSX Corporation
42,000	3.700%, 11/1/2023	43,211
	Delta Air Lines, Inc.
83,000	6.750%, 5/23/2017	88,136
36,255	4.950%, 5/23/2019	39,450
12,555	4.750%, 5/7/2020	13,576
	ERAC USA Finance, LLC
54,000	1.400%, 4/15/2016[f]	54,323
30,000	2.800%, 11/1/2018[f]	30,814
	Kansas City Southern de Mexico SA de CV
116,000	0.935%, 10/28/2016[g]	116,384
	Korea Expressway Corporation
108,000	1.625%, 4/28/2017[f]	107,875
	Network Rail Infrastructure Finance plc
175,000	0.234%, 2/13/2017[f,g]	174,912
	PACCAR Financial Corporation
85,000	0.420%, 6/6/2017[g]	84,999
	Virgin Australia Holdings, Ltd.
41,872	5.000%, 10/23/2023[f]	44,397

	Total	1,161,715

U.S. Government and Agencies (4.4%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	702,797
1,175,000	4.375%, 5/15/2040	1,414,040
16,230,000	3.000%, 5/15/2042	15,377,925
	U.S. Treasury Notes
6,000,000	0.375%, 3/31/2016	5,999,766
100,000	0.625%, 12/15/2016	99,719
4,500,000	0.875%, 7/15/2017[i]	4,483,125
2,085,000	1.000%, 5/31/2018	2,050,631
12,180,000	1.250%, 10/31/2018	12,012,525
1,000,000	1.625%, 6/30/2019[i]	993,828
4,995,000	1.875%, 6/30/2020	4,958,706
2,195,000	1.625%, 8/15/2022	2,074,789
200,000	2.500%, 8/15/2023	200,328
3,200,000	3.625%, 2/15/2044	3,394,000
	U.S. Treasury Notes, TIPS
12,245,564	0.125%, 4/15/2018	12,541,196
14,530,741	0.125%, 1/15/2023	14,425,174

	Total	80,728,549

Utilities (0.2%)
	AES Corporation
275,000	7.375%, 7/1/2021	313,500

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Utilities (0.2%) - continued
	American Electric Power Company, Inc.
$54,000	1.650%, 12/15/2017	$54,045
	Atlas Pipeline Partners, LP
275,000	4.750%, 11/15/2021	259,875
	Commonwealth Edison Company
110,000	6.950%, 7/15/2018	129,051
	Crestwood Midstream Partners, LP
155,000	6.125%, 3/1/2022[f]	160,038
	Dayton Power and Light Company
48,000	1.875%, 9/15/2016	48,729
	DCP Midstream Operating, LP
108,000	2.500%, 12/1/2017	110,359
	Dominion Resources, Inc.
144,000	1.250%, 3/15/2017	143,855
	Duke Energy Corporation
90,000	0.612%, 4/3/2017[g]	90,260
75,000	2.100%, 6/15/2018	75,425
	Electricite de France
78,000	0.694%, 1/20/2017[f,g]	78,212
	Enel Finance International NV
66,000	3.875%, 10/7/2014[f]	66,382
37,000	6.250%, 9/15/2017[f]	41,954
	Energy Transfer Partners, LP
21,000	9.700%, 3/15/2019	27,271
252,000	4.650%, 6/1/2021	272,392
	Enterprise Products Operating, LLC
65,000	7.034%, 1/15/2068	74,019
78,000	5.100%, 2/15/2045	83,293
	Exelon Generation Company, LLC
48,000	6.200%, 10/1/2017	54,253
123,000	5.200%, 10/1/2019	136,972
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	31,029
	MidAmerican Energy Holdings Company
71,000	1.100%, 5/15/2017	70,773
132,000	5.750%, 4/1/2018	149,879
90,000	6.500%, 9/15/2037	116,586
	NiSource Finance Corporation
74,000	6.400%, 3/15/2018	84,851
75,000	6.800%, 1/15/2019	88,705
	Northeast Utilities
31,000	1.450%, 5/1/2018	30,458
	Northern States Power Company
180,000	4.125%, 5/15/2044	180,081
	NRG Energy, Inc.
275,000	6.625%, 3/15/2023	283,250
	ONEOK Partners, LP
51,000	8.625%, 3/1/2019	64,047
	Pacific Gas & Electric Company
121,000	5.625%, 11/30/2017	136,663
	PG&E Corporation
45,000	2.400%, 3/1/2019	45,142
	PPL Capital Funding, Inc.
155,000	1.900%, 6/1/2018	154,167
54,000	3.500%, 12/1/2022	54,441
	Sempra Energy
126,000	6.150%, 6/15/2018	145,300
	TransAlta Corporation
125,000	1.900%, 6/3/2017	125,122
	Williams Companies, Inc.
72,000	7.875%, 9/1/2021	88,507

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (12.6%)	Value

Utilities (0.2%) - continued
	Williams Partners, LP
$28,000	7.250%, 2/1/2017	$31,790

	Total	4,100,676

	Total Long-Term Fixed Income (cost $228,354,707)	229,988,476

Shares	Collateral Held for Securities Loaned (0.3%)	Value

6,263,556	Thrivent Cash Management Trust	6,263,556

	Total Collateral Held for Securities Loaned (cost $6,263,556)	6,263,556

Shares or Principal Amount	Short-Term Investments (8.1%)[m]	Value

	Federal Home Loan Bank Discount Notes
10,100,000	0.062%, 8/1/2014	10,100,000
7,000,000	0.060%, 8/6/2014	6,999,942
6,000,000	0.065%, 8/13/2014	5,999,870
8,530,000	0.060%, 8/15/2014	8,529,801
8,000,000	0.062%, 8/22/2014	7,999,711
2,000,000	0.045%, 8/26/2014	1,999,937
20,000,000	0.050%, 8/27/2014	19,999,278
10,000,000	0.065%, 9/5/2014	9,999,368
29,000,000	0.065%, 9/10/2014	28,997,906
2,150,000	0.070%, 9/12/2014[e]	2,149,824
5,000,000	0.080%, 9/17/2014[e]	4,999,478
1,300,000	0.070%, 9/19/2014[e]	1,299,876
12,000,000	0.076%, 9/24/2014	11,998,635
100,000	0.080%, 10/15/2014[e]	99,983
	Federal Home Loan Mortgage Corporation Discount Notes
3,000,000	0.070%, 9/10/2014[e]	2,999,767
4,900,000	0.076%, 10/29/2014[e]	4,899,085
	Federal National Mortgage Association Discount Notes
100,000	0.090%, 8/27/2014[e]	99,993
18,000,000	0.075%, 10/14/2014	17,997,225

	Total Short-Term Investments (at amortized cost)	147,169,679

	Total Investments (cost $1,595,362,833) 103.9%	$1,898,298,414

	Other Assets and Liabilities, Net (3.9%)	(71,538,172)

	Total Net Assets 100.0%	$1,826,760,242

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At July 31, 2014, $12,494,973 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2014, the value of these investments was $22,339,909 or 1.2% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Fund owned as of July 31, 2014.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$139,930
Apidos CLO XVIII, 7/22/2026	6/25/2014	134,663
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	140,000
Carlyle Global Market Strategies CLO 2012-2, Ltd., 7/20/2023	7/3/2014	150,000
CoBank ACB, 6/15/2022	10/18/2013	46,296
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	140,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	182,410
FNA Trust, 1/10/2018	4/29/2013	128,184
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	149,820
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	100,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	140,000
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	139,790

i	All or a portion of the security is on loan.
j	Security is fair valued.
k	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$310,531,444
Gross unrealized depreciation	(7,595,863)

Net unrealized appreciation (depreciation)	$302,935,581

Cost for federal income tax purposes	$1,595,362,833

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,995,629	–	4,995,629	–
Capital Goods	1,872,787	–	1,872,787	–
Communications Services	14,026,505	–	14,026,505	–
Consumer Cyclical	7,731,765	–	7,731,765	–
Consumer Non-Cyclical	4,826,638	–	4,826,638	–
Energy	1,551,875	–	1,551,875	–
Financials	1,792,769	–	1,792,769	–
Technology	2,112,402	–	2,112,402	–
Transportation	1,665,206	–	1,665,206	–
Utilities	1,355,219	–	1,355,219	–
Mutual Funds
Equity Mutual Funds	944,402,450	944,402,450	–	–
Fixed Income Mutual Funds	174,296,473	174,296,473	–	–
Common Stock
Consumer Discretionary	44,894,493	42,691,703	2,202,790	–
Consumer Staples	15,589,255	14,629,223	960,032	–
Energy	33,179,185	31,230,381	1,948,804	–
Financials	68,665,519	65,743,245	2,922,274	–
Health Care	46,795,410	45,898,360	897,050	–
Industrials	43,532,751	41,411,398	2,121,353	–
Information Technology	78,823,453	77,818,482	1,004,971	–
Materials	12,427,380	11,395,430	1,031,950	–
Telecommunications Services	3,762,849	2,865,914	896,935	–
Utilities	6,576,690	5,940,328	636,362	–
Long-Term Fixed Income
Asset-Backed Securities	15,210,951	–	14,899,205	311,746
Basic Materials	2,524,424	–	2,524,424	–
Capital Goods	1,847,351	–	1,847,351	–
Collateralized Mortgage Obligations	7,734,759	–	6,880,567	854,192
Commercial Mortgage-Backed Securities	14,706,276	–	14,706,276	–
Communications Services	6,245,104	–	6,245,104	–
Consumer Cyclical	4,485,983	–	4,485,983	–
Consumer Non-Cyclical	5,827,807	–	5,827,807	–
Energy	3,960,459	–	3,960,459	–
Financials	19,638,568	–	19,592,443	46,125
Foreign Government	1,558,881	–	1,558,881	–
Mortgage-Backed Securities	58,234,158	–	58,234,158	–
Technology	2,022,815	–	2,022,815	–
Transportation	1,161,715	–	1,161,715	–
U.S. Government and Agencies	80,728,549	–	80,728,549	–
Utilities	4,100,676	–	4,100,676	–
Collateral Held for Securities Loaned	6,263,556	6,263,556	–	–
Short-Term Investments	147,169,679	–	147,169,679	–

Total	$1,898,298,414	$1,464,586,943	$432,499,408	$1,212,063

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,686,560	3,686,560	–	–

Total Asset Derivatives	$3,686,560	$3,686,560	$–	$–

Liability Derivatives
Futures Contracts	5,140,222	408,623	4,731,599	–

Total Liability Derivatives	$5,140,222	$408,623	$4,731,599	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(200)	September 2014	($43,900,277)	($43,884,376)	$15,901
5-Yr. U.S. Treasury Bond Futures	(475)	September 2014	(56,938,121)	(56,447,071)	491,050
10-Yr. U.S. Treasury Bond Futures	(25)	September 2014	(3,139,889)	(3,115,235)	24,654
30-Yr. U.S. Treasury Bond Futures	350	September 2014	48,303,803	48,092,187	(211,616)
Eurex EURO STOXX 50 Futures	2,152	September 2014	94,148,524	89,416,925	(4,731,599)
Mini MSCI EAFE Index Futures	(75)	September 2014	(7,336,312)	(7,182,000)	154,312
Russell 2000 Index Mini-Futures	(245)	September 2014	(28,306,425)	(27,359,150)	947,275
S&P 400 Index Mini-Futures	(749)	September 2014	(104,501,589)	(102,448,221)	2,053,368
S&P 500 Index Futures	214	September 2014	103,167,613	102,976,800	(190,813)
Ultra Long Term U.S. Treasury Bond Futures	70	September 2014	10,565,257	10,559,063	(6,194)
Total Futures Contracts					($1,453,662)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Natural Resources	$31,525,305	$224,146	$–	3,092,268	$33,767,568	$224,146
Partner Small Cap Growth	52,578,884	7,055,087	–	3,462,250	51,760,643	–
Partner Small Cap Value	34,229,418	1,091,135	–	1,628,108	34,971,753	127,648
Small Cap Stock	28,212,048	195,457	–	1,353,925	29,271,856	–
Mid Cap Growth	46,821,497	5,178,647	–	2,132,075	48,995,085	–
Partner Mid Cap Value	51,085,043	9,647,584	–	3,844,932	56,828,095	266,237
Mid Cap Stock	89,108,543	316,418	–	4,047,495	100,620,737	316,418
Partner Worldwide Allocation	205,967,957	4,219,957	–	20,291,180	214,274,857	4,219,957
Large Cap Growth	109,827,646	405,286	–	14,406,776	122,889,802	405,285
Large Cap Value	142,251,596	1,884,283	–	7,692,182	154,612,851	1,884,283
Large Cap Stock	87,633,904	8,547,824	–	3,491,822	96,409,203	724,248
High Yield	56,648,574	2,581,602	1,168,964	11,382,748	58,052,015	2,581,514
Income	72,287,718	2,116,174	1,484,702	8,029,676	74,675,983	2,116,363
Government Bond	23,310,870	516,443	484,458	2,329,986	23,229,963	254,209
Limited Maturity Bond	18,893,910	334,900	800,195	1,470,610	18,338,512	227,139
Cash Management Trust-Collateral Investment	1,305,947	42,745,751	37,788,142	6,263,556	6,263,556	5,607
Total Value and Income Earned	1,051,688,860				1,124,962,479	13,353,054

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.1%)[a]	Value

Basic Materials (0.4%)
	Arch Coal, Inc., Term Loan
$1,366,141	6.250%, 5/16/2018	$1,337,356
	Axalta Coating Systems US Holdings, Inc., Term Loan
767,250	4.000%, 2/1/2020	762,040
	Fortescue Metals Group, Ltd., Term Loan
2,751,210	3.750%, 6/30/2019	2,734,015
	Ineos Group Holdings, Ltd., Term Loan
959,274	3.750%, 5/4/2018	952,348
	NewPage Corporation, Term Loan
950,000	9.500%, 2/11/2021	952,613
	Wausau Paper Corporation, Term Loan
500,000	0.000%, 7/30/2020[b,c]	493,750

	Total	7,232,122

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
502,350	3.750%, 10/9/2019	498,723
	Berry Plastics Group, Inc., Term Loan
1,639,250	3.500%, 2/8/2020	1,618,284
	Silver II Borrower, Term Loan
426,154	4.000%, 12/13/2019	423,934
	STHI Holding Corporation, Term Loan
215,000	0.000%, 7/30/2021[b,c]	214,060

	Total	2,755,001

Communications Services (1.6%)
	Atlantic Broadband Penn, LLC, Term Loan
355,171	3.250%, 11/30/2019	352,241
	Birch Communication Inc., Term Loan
800,000	7.750%, 7/17/2020	784,000
	Cengage Learning Aquisitions, Term Loan
1,306,725	7.000%, 3/31/2020	1,312,710
	Cequel Communications, LLC, Term Loan
526,959	3.500%, 2/14/2019	522,843
	Charter Communications Operating, LLC, Term Loan
217,800	3.000%, 7/1/2020	212,899
	Clear Channel Communications, Inc., Term Loan
17,012	3.805%, 1/29/2016	16,827
976,825	6.905%, 1/30/2019	957,132
314,163	7.655%, 7/30/2019	312,888
	Cumulus Media Holdings, Inc., Term Loan
824,976	4.250%, 12/23/2020	824,242
	Fairpoint Communications, Term Loan
1,096,125	7.500%, 2/14/2019	1,128,833
	Grande Communications Networks, LLC, Term Loan
643,502	4.500%, 5/29/2020	642,698
	Hargray Communications Group, Inc., Term Loan
905,850	4.750%, 6/26/2019	907,435

Principal Amount	Bank Loans (4.1%)[a]	Value

Communications Services (1.6%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$641,875	5.250%, 2/22/2019	$643,281
220,000	9.750%, 2/21/2020	223,575
	Intelsat Jackson Holdings SA, Term Loan
633,591	3.750%, 6/30/2019	631,101
	Level 3 Communications, Inc., Term Loan
960,000	4.000%, 1/15/2020	956,198
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
355,000	4.500%, 1/7/2022[b,c]	355,089
	LTS Buyer, LLC, Term Loan
490,050	4.000%, 4/13/2020	487,703
34,787	8.000%, 4/12/2021	34,961
	McGraw-Hill Global Education, LLC, Term Loan
878,958	5.750%, 3/22/2019	885,735
	Mediacom Broadband, LLC, Term Loan
388,087	4.000%, 1/20/2020	386,877
	NEP Broadcasting, LLC, Term Loan
62,857	9.500%, 7/22/2020	64,271
	NEP/NCP Holdco, Inc., Term Loan
2,626,817	4.250%, 1/22/2020	2,620,249
	NTelos, Inc., Term Loan
334,050	5.750%, 11/9/2019	333,492
	Syniverse Holdings, Inc., Term Loan
862,874	4.000%, 4/23/2019	859,371
	TNS, Inc., Term Loan
650,471	5.000%, 2/14/2020	650,471
	Univision Communications, Inc., Term Loan
1,053,492	4.000%, 3/1/2020	1,046,465
	Virgin Media Investment Holdings, Ltd., Term Loan
2,355,000	3.500%, 6/7/2020	2,333,993
	Visant Corporation, Term Loan
1,253,721	5.250%, 12/22/2016	1,249,020
	WideOpenWest Finance, LLC, Term Loan
1,436,812	4.750%, 4/1/2019	1,438,609
	XO Communications, LLC, Term Loan
274,313	4.250%, 3/20/2021	274,312
	Yankee Cable Acquisition, LLC, Term Loan
849,552	4.250%, 3/1/2020	851,854
	Zayo Group, LLC, Term Loan
2,872,650	4.000%, 7/2/2019	2,849,324

	Total	27,150,699

Consumer Cyclical (0.7%)
	Amaya Gaming Group, Inc., Term Loan
410,000	0.000%, 7/28/2022[b,c]	405,646
	Bally Technologies, Inc., Term Loan
500,934	4.250%, 11/25/2020	500,463

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.1%)[a]	Value

Consumer Cyclical (0.7%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$532,996	4.250%, 2/23/2017	$530,107
	Ceridian Corporation, Term Loan
372,928	4.405%, 5/9/2017	372,868
	Chrysler Group, LLC, Term Loan
720,712	3.500%, 5/24/2017	718,010
	Golden Nugget, Inc., Delayed Draw
126,862	5.500%, 11/21/2019	129,082
	Golden Nugget, Inc., Term Loan
296,012	5.500%, 11/21/2019	301,193
	Hilton Worldwide Finance, LLC, Term Loan
577,895	3.500%, 10/26/2020	573,994
	J.C. Penney Corporation, Inc., Term Loan
321,750	6.000%, 5/22/2018	324,681
	Las Vegas Sands, LLC, Term Loan
1,417,875	3.250%, 12/19/2020	1,412,700
	Marina District Finance Company, Inc., Term Loan
1,203,950	6.750%, 8/15/2018	1,216,989
	MGM Resorts International, Term Loan
709,200	3.500%, 12/20/2019	703,498
	Mohegan Tribal Gaming Authority, Term Loan
1,492,500	5.500%, 11/19/2019	1,504,932
	Rite Aid Corporation, Term Loan
163,353	3.500%, 2/21/2020	162,455
330,000	5.750%, 8/21/2020	334,676
	ROC Finance, LLC, Term Loan
1,200,925	5.000%, 6/20/2019	1,170,902
	Scientific Games International, Inc., Term Loan
274,311	4.250%, 10/18/2020	269,784
	Seminole Indian Tribe of Florida, Term Loan
374,125	3.000%, 4/29/2020	373,190
	Seven Seas Cruises S de RL, LLC, Term Loan
730,489	3.750%, 12/21/2018	728,663
	Toys R Us, Inc., Term Loan
726,249	5.250%, 5/25/2018	598,850

	Total	12,332,683

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
955,380	4.750%, 3/21/2019	954,788
	Biomet, Inc., Term Loan
650,746	3.663%, 7/25/2017	649,484
	Catalina Marketing Corporation, Term Loan
205,000	4.500%, 4/9/2021	203,848
	CHS/Community Health Systems, Inc., Term Loan
134,374	3.478%, 1/25/2017	134,374
358,151	4.250%, 1/27/2021	358,509
	Del Monte Corporation, Term Loan
140,268	3.500%, 3/9/2020	137,727
	Hologic, Inc., Term Loan
468,842	3.250%, 8/1/2019	466,300

Principal Amount	Bank Loans (4.1%)[a]	Value

Consumer Non-Cyclical (0.4%) - continued
	JBS USA, LLC, Term Loan
$725,940	3.750%, 5/25/2018	$724,125
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,260,000	4.750%, 6/30/2021[b,c]	1,256,850
	Roundy’s Supermarkets, Inc., Term Loan
861,507	5.750%, 3/3/2021	855,313
	Supervalu, Inc., Term Loan
1,005,162	4.500%, 3/21/2019	1,001,895
	Van Wagner Communications, LLC, Term Loan
572,511	6.250%, 8/3/2018	576,330

	Total	7,319,543

Energy (0.2%)
	Energy Solutions, LLC, Term Loan
440,000	6.750%, 5/29/2020	445,500
	Fieldwood Energy, LLC, Term Loan
24,631	8.375%, 9/30/2020	25,111
	Houston Fuel Oil Terminal, LLC, Term Loan
280,000	0.000%, 7/31/2021[b,c]	278,600
	McJunkin Red Man Corporation, Term Loan
521,062	5.000%, 11/8/2019	521,062
	Offshore Group Investment, Ltd., Term Loan
859,125	5.750%, 3/28/2019	854,563
	Pacific Drilling SA, Term Loan
430,650	4.500%, 6/3/2018	429,931
	TerraForm Power Operating, LLC, Term Loan
200,000	0.000%, 7/23/2019[b,c]	201,126

	Total	2,755,893

Financials (0.2%)
	DJO Finance, LLC, Term Loan
810,478	4.250%, 9/15/2017	810,916
	GEO Group, Inc., Term Loan
217,250	3.250%, 4/3/2020	216,979
	Harland Clarke Holdings Corporation, Term Loan
118,500	6.000%, 8/4/2019	120,389
	MoneyGram International, Inc., Term Loan
869,000	4.250%, 3/27/2020	853,575
	WaveDivision Holdings, LLC, Term Loan
1,004,700	4.000%, 10/12/2019	1,001,354

	Total	3,003,213

Technology (0.2%)
	First Data Corporation, Term Loan
1,095,000	3.666%, 3/23/2018	1,084,510
395,000	3.666%, 9/24/2018	390,062
	Freescale Semiconductor, Inc., Term Loan
794,968	4.250%, 2/28/2020	790,333
503,197	5.000%, 1/15/2021	502,986

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.1%)[a]	Value

Technology (0.2%) - continued
	Infor US, Inc., Term Loan
$583,538	3.750%, 6/3/2020	$577,458

	Total	3,345,349

Transportation (0.1%)
	American Airlines, Inc., Term Loan
905,850	3.750%, 6/27/2019	905,288
	Delta Air Lines, Inc., Term Loan
821,661	3.250%, 4/20/2017	819,812
	OSG Bulk Ships, Inc., Term Loan
480,000	0.000%, 3/7/2019[b,c]	482,198
	United Air Lines, Inc., Term Loan
543,125	3.500%, 4/1/2019	540,524

	Total	2,747,822

Utilities (0.1%)
	Calpine Corporation, Term Loan
162,481	4.000%, 4/1/2018	162,596
771,263	4.000%, 10/9/2019	771,262
	Intergen NV, Term Loan
420,750	5.500%, 6/15/2020	422,505
	NGPL PipeCo, LLC, Term Loan
659,783	6.750%, 9/15/2017	656,485

	Total	2,012,848

	Total Bank Loans (cost $70,730,223)	70,655,173

Shares	Mutual Funds (59.0%)	Value

Equity Mutual Funds (38.3%)
2,784,907	Thrivent Natural Resources Fund	30,411,184
2,282,447	Thrivent Partner Small Cap Growth Fund	34,122,589
1,548,575	Thrivent Partner Small Cap Value Fund	33,263,394
888,631	Thrivent Small Cap Stock Fund	19,212,208
744,157	Thrivent Mid Cap Growth Fund	17,100,736
2,538,489	Thrivent Partner Mid Cap Value Fund	37,518,863
2,637,150	Thrivent Mid Cap Stock Fund	65,559,560
15,509,964	Thrivent Partner Worldwide Allocation Fund	163,785,216
11,340,537	Thrivent Large Cap Growth Fund	96,734,778
6,548,778	Thrivent Large Cap Value Fund	131,630,433
1,365,743	Thrivent Large Cap Stock Fund	37,708,155

	Total	667,047,116

Fixed Income Mutual Funds (20.7%)
9,681,840	Thrivent High Yield Fund	49,377,382
18,769,829	Thrivent Income Fund	174,559,413
2,382,581	Thrivent Government Bond Fund	23,754,333
9,037,223	Thrivent Limited Maturity Bond Fund	112,694,168

	Total	360,385,296

	Total Mutual Funds (cost $831,292,299)	1,027,432,412

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Asset-Backed Securities (1.0%)
	Access Group, Inc.
$206,975	0.655%, 2/25/2036[d,e]	$205,702
	Ally Auto Receivables Trust 2013-SN1
300,000	0.720%, 5/20/2016	300,266
	BA Credit Card Trust
300,000	0.532%, 6/15/2021[e]	300,020
	Barclays Dryrock Issuance Trust
700,000	0.512%, 12/16/2019[e]	700,719
	Capital One Multi-Asset Execution Trust
400,000	0.532%, 1/18/2022[e]	400,185
	Chase Issuance Trust
425,000	1.150%, 1/15/2019	425,370
	Chesapeake Funding, LLC
484,498	0.606%, 1/7/2025[d,e]	485,120
	Citibank Credit Card Issuance Trust
700,000	0.025%, 2/22/2019	696,931
	Countrywide Asset-Backed Certificates
524,825	5.530%, 4/25/2047	507,572
	DT Auto Owner Trust
21,418	0.750%, 5/16/2016[d]	21,422
	Edlinc Student Loan Funding Trust
69,373	3.180%, 10/1/2025[e,f]	70,240
	Enterprise Fleet Financing, LLC
653,078	1.060%, 3/20/2019[d]	655,510
500,000	0.870%, 9/20/2019[d]	499,442
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
142,562	0.679%, 1/15/2019	142,514
	FNA Trust
106,825	1.980%, 1/10/2018[f]	107,092
	Ford Credit Auto Owner Trust
225,000	2.260%, 11/15/2025[d]	225,743
	GE Equipment Transportation, LLC
250,000	0.690%, 11/25/2016	250,343
	Golden Credit Card Trust
90,000	0.402%, 2/15/2018[d,e]	90,028
100,000	0.582%, 9/15/2018[d,e]	100,258
	GreatAmerica Leasing Receivables
600,000	0.610%, 5/15/2016[d]	599,980
	Hertz Fleet Lease Funding, LP
600,000	0.703%, 12/10/2027[d,e]	601,195
	HLSS Servicer Advance Receivables Backed Notes
450,000	1.287%, 9/15/2044[d]	450,135
	Hyundai Floorplan Master Owner Trust
337,500	0.502%, 5/15/2018[d,e]	338,069
	Master Credit Card Trust
203,500	0.780%, 4/21/2017[d]	203,762
	Morgan Stanley Capital, Inc.
1,047,619	0.305%, 2/25/2037[e]	668,409
	Motor plc
240,000	0.655%, 2/15/2021[d]	239,902
432,467	0.635%, 8/25/2021[d,e]	432,466
	Nissan Master Owner Trust Receivables
150,000	0.452%, 2/15/2018[e]	150,070
	Ohio Phase-In-Recovery Funding, LLC
788,135	0.958%, 7/2/2018	789,399

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Asset-Backed Securities (1.0%) - continued
	Penarth Master Issuer plc
$620,000	0.546%, 11/18/2017[d,e]	$620,766
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036	1,678,857
	SLM Student Loan Trust
438,422	0.752%, 7/15/2022[d,e]	439,387
508,851	0.752%, 8/15/2022[d,e]	509,775
490,462	0.634%, 4/25/2023[d,e]	490,895
75,000	1.202%, 5/17/2027[d,e]	75,695
	Vericrest Opportunity Loan Transferee
447,949	3.125%, 4/27/2054[d]	449,006
	Volvo Financial Equipment, LLC
250,000	0.740%, 3/15/2017[d]	250,343
750,000	0.820%, 4/16/2018[d]	748,779
	World Financial Network Credit Card Master Trust
225,000	0.532%, 12/15/2019[e]	225,106
250,000	0.910%, 3/16/2020	249,891
	World Omni Automobile Lease Securitization Trust
450,000	1.400%, 2/15/2019	453,698
	World Omni Master Owner Trust
90,000	0.502%, 2/15/2018[d,e]	90,099

	Total	16,940,161

Basic Materials (0.2%)
	Anglo American Capital plc
160,000	1.184%, 4/15/2016[d,e]	160,480
	FMG Resources Pty. Ltd.
539,675	6.875%, 2/1/2018[d,g]	559,913
	Freeport-McMoRan Copper & Gold, Inc.
404,000	2.375%, 3/15/2018	407,677
	Glencore Funding, LLC
180,000	1.700%, 5/27/2016[d]	181,257
216,000	3.125%, 4/29/2019[d]	219,046
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
270,000	8.875%, 2/1/2018	278,640
	Ineos Finance plc
270,000	7.500%, 5/1/2020[d]	289,238
	International Paper Company
162,000	5.300%, 4/1/2015	166,928
	LyondellBasell Industries NV
293,000	6.000%, 11/15/2021	347,209
	Mosaic Company
317,000	5.450%, 11/15/2033	353,903
	Rio Tinto Finance USA plc
168,000	1.375%, 6/17/2016	169,635
	Sappi Papier Holding GmbH
155,000	6.625%, 4/15/2021[d]	163,913
	Vale Overseas, Ltd.
276,000	6.250%, 1/23/2017	304,687
	Yamana Gold, Inc.
260,000	4.950%, 7/15/2024[d]	260,061

	Total	3,862,587

Capital Goods (0.2%)
	BAE Systems plc
144,000	3.500%, 10/11/2016[d]	151,120
	Caterpillar, Inc.
144,000	3.400%, 5/15/2024	144,744

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Capital Goods (0.2%) - continued
	CNH Capital, LLC
$270,000	3.625%, 4/15/2018	$269,325
	Eaton Corporation
144,000	4.000%, 11/2/2032	143,401
	Harsco Corporation
291,000	2.700%, 10/15/2015	293,037
	Ingersoll-Rand Global Holding Company, Ltd.
280,000	6.875%, 8/15/2018	331,239
	L-3 Communications Corporation
280,000	1.500%, 5/28/2017	278,893
	Martin Marietta Materials, Inc.
325,000	1.331%, 6/30/2017[d,e]	324,812
	Reynolds Group Issuer, Inc.
269,675	5.750%, 10/15/2020	275,069
	Roper Industries, Inc.
288,000	2.050%, 10/1/2018	287,010
	RSC Equipment Rental, Inc.
270,000	8.250%, 2/1/2021	294,637
	Textron, Inc.
190,000	5.600%, 12/1/2017	212,302

	Total	3,005,589

Collateralized Mortgage Obligations (0.8%)
	Alm Loan Funding CLO
210,000	1.664%, 10/17/2026[c,e,f]	209,895
	Alternative Loan Trust
366,831	6.000%, 6/25/2036	338,150
	Apidos CLO XVIII
215,000	1.646%, 7/22/2026[e,f]	214,333
	Birchwood Park CLO, Ltd.
210,000	1.674%, 7/15/2026[c,e,f,h]	210,000
	Carlyle Global Market Strategies CLO 2012-2, Ltd.
215,000	1.532%, 7/20/2023[e,f]	215,000
	Citigroup Mortgage Loan Trust, Inc.
523,756	5.500%, 11/25/2035	487,144
	CitiMortgage Alternative Loan Trust
1,800,707	5.750%, 4/25/2037	1,556,396
	Countrywide Alternative Loan Trust
660,594	5.268%, 10/25/2035	552,236
569,126	6.000%, 4/25/2036	503,093
334,728	6.000%, 1/25/2037	301,602
1,636,368	5.500%, 5/25/2037	1,397,723
1,314,518	7.000%, 10/25/2037	948,139
	Countrywide Home Loans, Inc.
672,760	5.750%, 4/25/2037	618,574
	Deutsche Alt-A Securities Mortgage Loan Trust
508,727	6.000%, 10/25/2021	454,708
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
210,631	5.500%, 10/25/2021	206,655
	Dryden 34 Senior Loan Fund CLO
210,000	1.663%, 10/15/2026[c,e,f]	210,000
	Federal Home Loan Mortgage Corporation
1,207,290	3.000%, 2/15/2033[i]	187,461
	Federal National Mortgage Association
2,628,327	3.500%, 1/25/2033[i]	423,266

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Collateralized Mortgage Obligations (0.8%) - continued
	GSR Mortgage Loan Trust
$776,853	0.345%, 8/25/2046[e]	$747,098
	J.P. Morgan Mortgage Trust
321,080	2.612%, 6/25/2036	272,665
155,756	2.591%, 10/25/2036	131,083
1,180,155	0.535%, 1/25/2037[e]	789,762
1,450,639	6.250%, 8/25/2037	1,049,974
	Madison Park Funding XIV CLO, Ltd.
230,000	1.681%, 7/20/2026[c,e,f]	229,724
	MASTR Alternative Loans Trust
369,498	6.500%, 7/25/2034	378,864
782,993	0.605%, 12/25/2035[e]	442,316
	Merrill Lynch Alternative Note Asset Trust
394,865	6.000%, 3/25/2037	369,992
	Neuberger Berman CLO, Ltd.
150,000	1.701%, 8/4/2025[e,f]	149,879
	Octagon Investment Partners XX CLO, Ltd.
210,000	1.675%, 8/12/2026[c,e,f]	210,000
	Residential Asset Securitization Trust
1,031,234	0.535%, 8/25/2037[e]	421,068
	Sequoia Mortgage Trust
108,293	2.685%, 9/20/2046	4,606
	Voya CLO 2014-3, Ltd.
210,000	1.653%, 7/25/2026[e,f]	209,685
	WaMu Mortgage Pass Through Certificates
139,062	2.342%, 9/25/2036	126,390
527,875	2.377%, 10/25/2036	484,161

	Total	15,051,642

Commercial Mortgage-Backed Securities (1.2%)
	Banc of America Commercial Mortgage, Inc.
2,400,000	5.612%, 4/10/2049	2,618,738
1,650,000	5.565%, 6/10/2049	1,804,290
	Bear Stearns Commercial Mortgage Securities, Inc.
1,436,967	5.331%, 2/11/2044	1,542,156
	CGBAM Commercial Mortgage Trust
980,000	1.252%, 5/15/2030[d,e]	981,630
	Commercial Mortgage Pass-Through Certificates
300,000	1.204%, 6/8/2030[d,e]	301,003
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,611,070
	Credit Suisse Mortgage Capital Certificates
3,000,000	5.509%, 9/15/2039	3,219,378
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
138,802	0.727%, 12/25/2016	137,858
	Federal National Mortgage Association
250,000	1.272%, 1/25/2017	251,612

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Commercial Mortgage-Backed Securities (1.2%) - continued
	Greenwich Capital Commercial Funding Corporation
$1,600,000	5.867%, 12/10/2049	$1,764,552
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
78,739	0.852%, 4/15/2028[d,e]	78,669
400,000	1.102%, 12/15/2028[d,e]	400,116
1,200,000	5.703%, 2/12/2049	1,300,586
	LSTAR Commercial Mortgage Trust
498,667	1.519%, 1/20/2041[d]	497,720
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	814,264
	SCG Trust 2013-SRP1
200,000	1.552%, 11/15/2026[d,e]	200,815
	Wachovia Bank Commercial Mortgage Trust
1,800,000	5.603%, 10/15/2048	1,946,920

	Total	20,471,377

Communications Services (0.5%)
	AMC Networks, Inc.
270,000	4.750%, 12/15/2022	269,325
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	280,229
	American Tower Corporation
385,000	7.000%, 10/15/2017	445,185
	AT&T, Inc.
120,000	1.137%, 11/27/2018[e]	122,188
286,000	3.875%, 8/15/2021	301,915
	British Telecommunications plc
180,000	1.625%, 6/28/2016	182,047
80,000	1.250%, 2/14/2017	79,862
	CBS Corporation
240,000	8.875%, 5/15/2019	306,534
	CC Holdings GS V, LLC
150,000	2.381%, 12/15/2017	152,808
	CCO Holdings, LLC
270,000	7.375%, 6/1/2020	288,225
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	215,000
	Columbus International, Inc.
150,000	7.375%, 3/30/2021[d]	158,250
	Comcast Corporation
145,000	4.650%, 7/15/2042	150,033
198,000	4.750%, 3/1/2044	206,973
	Cox Communications, Inc.
260,000	9.375%, 1/15/2019[d]	333,631
	Crown Castle Towers, LLC
135,000	4.174%, 8/15/2017[d]	142,939
	DIRECTV Holdings, LLC
198,000	1.750%, 1/15/2018	197,418
164,000	5.875%, 10/1/2019	189,353
108,000	4.450%, 4/1/2024	113,125
	Hughes Satellite Systems Corporation
270,000	6.500%, 6/15/2019	298,012
	Intelsat Jackson Holdings SA
270,000	7.250%, 4/1/2019	283,500
	Level 3 Financing, Inc.
270,000	8.625%, 7/15/2020	293,625
	NBC Universal Enterprise, Inc.
150,000	0.919%, 4/15/2018[d,e]	151,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Communications Services (0.5%) - continued
	Nippon Telegraph & Telephone Corporation
$156,000	1.400%, 7/18/2017	$156,431
	Numericable Group SA
160,000	6.000%, 5/15/2022[d]	160,800
	SBA Tower Trust
145,000	5.101%, 4/17/2017[d]	154,448
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[d]	174,957
	Sprint Communications, Inc.
269,675	9.000%, 11/15/2018[d]	316,194
	Telefonica Emisiones SAU
250,000	3.992%, 2/16/2016	260,872
252,000	3.192%, 4/27/2018	262,120
	Time Warner Cable, Inc.
165,000	5.000%, 2/1/2020	183,647
264,000	6.550%, 5/1/2037	326,984
	Unitymedia Hessen GmbH & Company KG
160,000	5.500%, 1/15/2023[d]	160,800
	Univision Communications, Inc.
270,000	6.875%, 5/15/2019[d]	283,500
	UPCB Finance V, Ltd.
270,000	7.250%, 11/15/2021[d]	292,950
	Verizon Communications, Inc.
175,000	1.350%, 6/9/2017	174,736
121,000	1.100%, 11/1/2017	119,365
144,000	1.981%, 9/14/2018[e]	151,399
72,000	3.650%, 9/14/2018	76,760
165,000	1.002%, 6/17/2019[e]	167,285
266,000	6.400%, 9/15/2033	329,843
144,000	5.050%, 3/15/2034	152,844
72,000	6.550%, 9/15/2043	90,421
	Viacom, Inc.
144,000	2.500%, 9/1/2018	146,142
	Wind Acquisition Finance SA
180,000	7.375%, 4/23/2021[d]	187,650

	Total	9,491,948

Consumer Cyclical (0.4%)
	American Honda Finance Corporation
200,000	0.602%, 5/26/2016[d,e]	200,815
	Chrysler Group, LLC
275,000	8.000%, 6/15/2019	292,875
	Cinemark USA, Inc.
270,000	4.875%, 6/1/2023	263,925
	Daimler Finance North America, LLC
180,000	1.085%, 8/1/2018[d,e]	181,834
	Delphi Corporation
252,000	6.125%, 5/15/2021	279,720
	Ford Motor Company
146,000	7.450%, 7/16/2031	193,527
	Ford Motor Credit Company, LLC
272,000	12.000%, 5/15/2015	296,228
150,000	1.474%, 5/9/2016[e]	152,099
280,000	2.375%, 1/16/2018	284,261
190,000	5.000%, 5/15/2018	209,239
	Gap, Inc.
216,000	5.950%, 4/12/2021	247,902
	General Motors Company
128,000	3.500%, 10/2/2018[d]	128,640
280,000	6.250%, 10/2/2043[d]	317,100

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Consumer Cyclical (0.4%) - continued
	General Motors Financial Company, Inc.
$270,000	3.250%, 5/15/2018	$269,663
	Home Depot, Inc.
180,000	4.875%, 2/15/2044	197,002
	Hyundai Capital America
346,000	1.450%, 2/6/2017[d]	345,925
	Jaguar Land Rover Automotive plc
270,000	5.625%, 2/1/2023[d]	282,150
	KB Home
138,000	4.750%, 5/15/2019	136,275
	L Brands, Inc.
270,000	5.625%, 2/15/2022	283,500
	Lennar Corporation
270,000	4.125%, 12/1/2018	271,350
	Macy’s Retail Holdings, Inc.
82,000	4.375%, 9/1/2023	86,666
289,000	3.625%, 6/1/2024	285,549
	Nissan Motor Acceptance Corporation
254,000	0.777%, 3/3/2017[d,e]	254,713
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	152,320
172,000	4.000%, 12/31/2018	174,580
	Toyota Motor Credit Corporation
105,000	1.750%, 5/22/2017	106,307
	TRW Automotive, Inc.
200,000	7.250%, 3/15/2017[d]	225,750
	Walgreen Company
232,000	5.250%, 1/15/2019	260,530
	Western Union Company
160,000	2.375%, 12/10/2015	162,918
	WMG Acquisition Corporation
130,000	6.750%, 4/15/2022[d]	126,425
	Wynn Las Vegas, LLC
270,000	5.375%, 3/15/2022	274,050

	Total	6,943,838

Consumer Non-Cyclical (0.6%)
	Altria Group, Inc.
180,000	9.700%, 11/10/2018	233,311
252,000	4.000%, 1/31/2024	256,867
	Amgen, Inc.
170,000	0.828%, 5/22/2019[e]	170,800
	Anheuser-Busch InBev Finance, Inc.
141,000	0.625%, 2/1/2019[e]	141,063
	Anheuser-Busch InBev Worldwide, Inc.
300,000	7.750%, 1/15/2019	368,815
	Boston Scientific Corporation
180,000	2.650%, 10/1/2018	182,863
	Bunge Limited Finance Corporation
216,000	8.500%, 6/15/2019	269,557
	CareFusion Corporation
140,000	1.450%, 5/15/2017	139,516
210,000	6.375%, 8/1/2019	244,128
	Celgene Corporation
338,000	1.900%, 8/15/2017	341,845
72,000	2.300%, 8/15/2018	72,702
	CHS/Community Health Systems, Inc.
270,000	7.125%, 7/15/2020	288,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Consumer Non-Cyclical (0.6%) - continued
	ConAgra Foods, Inc.
$145,000	0.603%, 7/21/2016[e]	$144,941
252,000	1.900%, 1/25/2018	251,879
	Coventry Health Care, Inc.
252,000	5.950%, 3/15/2017	280,920
	CVS Caremark Corporation
144,000	1.200%, 12/5/2016	144,751
144,000	6.125%, 9/15/2039	177,433
	Endo Finance LLC & Endo Finco, Inc.
270,000	7.000%, 7/15/2019[d]	284,175
	Express Scripts Holding Company
144,000	2.650%, 2/15/2017	148,658
85,000	1.250%, 6/2/2017	84,638
135,000	2.250%, 6/15/2019	133,635
	Forest Laboratories, Inc.
290,000	4.375%, 2/1/2019[d]	310,590
	Fresenius Medical Care US Finance II, Inc.
270,000	5.875%, 1/31/2022[d]	294,975
	Hawk Acquisition Sub, Inc.
269,675	4.250%, 10/15/2020	267,989
	IMS Health, Inc.
363,000	6.000%, 11/1/2020[d]	379,335
	Kroger Company
115,000	0.763%, 10/17/2016[e]	115,251
144,000	1.200%, 10/17/2016	144,192
	Lorillard Tobacco Company
166,000	2.300%, 8/21/2017[g]	168,526
180,000	8.125%, 6/23/2019	224,326
	Mattel, Inc.
165,000	1.700%, 3/15/2018	163,416
	McKesson Corporation
90,000	1.292%, 3/10/2017	89,903
	Medco Health Solutions, Inc.
217,000	7.125%, 3/15/2018	255,000
	Mondelez International, Inc.
118,000	0.745%, 2/1/2019[e]	117,740
	Mylan, Inc.
180,000	7.875%, 7/15/2020[d]	197,954
	Pernod Ricard SA
144,000	2.950%, 1/15/2017[d]	148,978
144,000	5.750%, 4/7/2021[d]	165,468
	Perrigo Company, Ltd.
344,000	1.300%, 11/8/2016[d]	343,115
175,000	2.300%, 11/8/2018[d]	174,003
	Roche Holdings, Inc.
64,000	7.000%, 3/1/2039[d]	91,023
	SABMiller Holdings, Inc.
252,000	2.450%, 1/15/2017[d]	258,776
	Safeway, Inc.
64,000	3.400%, 12/1/2016	67,149
	Spectrum Brands Escrow Corporation
270,000	6.375%, 11/15/2020	284,175
	Thermo Fisher Scientific, Inc.
216,000	1.300%, 2/1/2017	215,820
216,000	2.400%, 2/1/2019	216,718
	Tyson Foods, Inc.
158,000	4.500%, 6/15/2022	166,253
	Valeant Pharmaceuticals International
270,000	6.875%, 12/1/2014[d]	278,775

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Consumer Non-Cyclical (0.6%) - continued
	WM Wrigley Jr. Company
$180,000	2.000%, 10/20/2017[d]	$181,976

	Total	9,682,148

Energy (0.4%)
	BP Capital Markets plc
243,000	1.375%, 11/6/2017	242,236
	Buckeye Partners, LP
266,000	2.650%, 11/15/2018	268,944
	Canadian Natural Resources, Ltd.
115,000	0.609%, 3/30/2016[e]	115,349
	CNOOC Nexen Finance 2014 ULC
216,000	1.625%, 4/30/2017	216,176
	CNPC General Capital, Ltd.
140,000	1.450%, 4/16/2016[d]	139,980
140,000	2.750%, 4/19/2017[d]	143,203
	Concho Resources, Inc.
269,675	5.500%, 10/1/2022	280,462
	Continental Resources, Inc.
280,000	5.000%, 9/15/2022	300,300
	Devon Energy Corporation
324,000	1.200%, 12/15/2016	324,313
	Enbridge, Inc.
255,000	0.678%, 6/2/2017[e]	255,498
	EQT Corporation
165,000	5.150%, 3/1/2018	179,517
160,000	8.125%, 6/1/2019	198,119
	Hess Corporation
286,000	8.125%, 2/15/2019	356,455
	Linn Energy, LLC
269,675	6.250%, 11/1/2019	273,720
	MEG Energy Corporation
270,000	6.500%, 3/15/2021[d]	277,425
	Murphy Oil Corporation
120,000	2.500%, 12/1/2017	122,543
	Oasis Petroleum, Inc.
270,000	6.875%, 1/15/2023	292,275
	Offshore Group Investment, Ltd.
270,000	7.500%, 11/1/2019	278,100
	Petrobras Global Finance BV
288,000	2.000%, 5/20/2016	288,501
140,000	3.112%, 3/17/2020[e]	143,325
	Petroleos Mexicanos
126,000	3.500%, 7/18/2018	131,040
	Pioneer Natural Resources Company
83,000	5.875%, 7/15/2016	90,522
	Range Resources Corporation
270,000	5.000%, 8/15/2022	276,750
	Sinopec Capital 2013, Ltd.
252,000	1.250%, 4/24/2016[d]	251,324
	Suncor Energy, Inc.
165,000	6.100%, 6/1/2018	189,792
	Total Capital International SA
105,000	0.580%, 6/19/2019[e]	105,302
	Transocean, Inc.
296,000	6.000%, 3/15/2018	330,828
	Weatherford International, Ltd.
210,000	9.625%, 3/1/2019	272,764
	Williams Companies, Inc.
140,000	3.700%, 1/15/2023	132,900

	Total	6,477,663

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Financials (2.1%)
	Abbey National Treasury Services plc
$144,000	3.050%, 8/23/2018	$149,531
	ABN AMRO Bank NV
286,000	2.500%, 10/30/2018[d]	289,475
	American Express Credit Corporation
105,000	2.375%, 3/24/2017	108,235
165,000	0.781%, 3/18/2019[e]	165,973
	American International Group, Inc.
350,000	8.250%, 8/15/2018	430,632
80,000	2.300%, 7/16/2019	79,493
	ANZ National International, Ltd. of London
180,000	3.125%, 8/10/2015[d]	184,678
	ANZ New Zealand International, Ltd.
231,000	1.400%, 4/27/2017[d]	230,716
	Australia and New Zealand Banking Group, Ltd.
200,000	0.490%, 6/13/2017[d,e]	199,885
	Aviation Capital Group Corporation
144,000	3.875%, 9/27/2016[d]	148,879
	Banco Santander Chile
200,000	1.134%, 4/11/2017[d,e]	199,996
	Bank Nederlandse Gemeenten NV
108,000	1.375%, 3/19/2018[d]	107,583
	Bank of America Corporation
195,000	5.750%, 8/15/2016	211,375
288,000	5.700%, 5/2/2017	317,629
420,000	5.750%, 12/1/2017	471,172
415,000	1.300%, 3/22/2018[e]	421,690
420,000	5.650%, 5/1/2018	472,338
140,000	1.105%, 4/1/2019[e]	141,081
144,000	4.000%, 4/1/2024	146,001
184,000	5.875%, 2/7/2042	217,755
	Bank of Montreal
205,000	0.834%, 4/9/2018[e]	206,953
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
330,000	0.640%, 3/10/2017[d,e]	329,915
	Banque Federative du Credit Mutuel SA
252,000	1.084%, 1/20/2017[d,e]	254,086
	Barclays Bank plc
220,000	10.179%, 6/12/2021[d]	302,230
	BBVA Banco Continental SA
266,000	2.250%, 7/29/2016[d]	268,261
	BBVA US Senior SAU
329,000	4.664%, 10/9/2015	343,399
	Berkshire Hathaway Finance Corporation
175,000	0.384%, 1/10/2017[e]	175,127
190,000	1.600%, 5/15/2017	192,569
150,000	1.300%, 5/15/2018	147,777
	BioMed Realty, LP
216,000	2.625%, 5/1/2019	215,741
	BNP Paribas SA
174,000	1.250%, 12/12/2016	174,168
298,000	2.375%, 9/14/2017	303,752
	BPCE SA
140,000	1.073%, 2/10/2017[e]	141,359
297,000	1.625%, 2/10/2017	298,776

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Financials (2.1%) - continued
	Capital One Bank USA NA
$140,000	1.200%, 2/13/2017	$139,951
	Capital One Financial Corporation
100,000	0.680%, 3/22/2016[e]	100,216
288,000	6.150%, 9/1/2016	317,037
180,000	2.450%, 4/24/2019	180,182
	Citigroup, Inc.
770,000	5.500%, 2/15/2017	843,414
145,000	0.770%, 3/10/2017[e]	145,186
184,000	6.000%, 8/15/2017	206,996
115,000	1.003%, 4/8/2019[e]	115,156
292,000	8.500%, 5/22/2019	369,413
188,000	4.050%, 7/30/2022	191,522
	CoBank ACB
85,000	0.831%, 6/15/2022[e,f]	78,413
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
182,000	3.950%, 11/9/2022	183,448
	Credit Agricole SA
360,000	1.625%, 4/15/2016[d]	364,023
140,000	1.034%, 4/15/2019[d,e]	141,045
	Credit Suisse AG
184,000	5.400%, 1/14/2020	205,658
	CyrusOne, LP
270,000	6.375%, 11/15/2022	284,850
	DDR Corporation
280,000	9.625%, 3/15/2016	317,966
	Deutsche Bank AG
300,000	1.350%, 5/30/2017	298,973
	Discover Bank
180,000	8.700%, 11/18/2019	226,711
	Discover Financial Services
144,000	6.450%, 6/12/2017	162,474
	DnB Boligkreditt AS
288,000	1.450%, 3/21/2018[d]	284,860
	Eksportfinans ASA
104,000	3.000%, 11/17/2014	104,541
154,000	5.500%, 5/25/2016	163,009
	Fifth Third Bancorp
228,000	5.450%, 1/15/2017	249,170
	General Electric Capital Corporation
680,000	6.000%, 8/7/2019	798,791
150,000	1.231%, 3/15/2023[e]	150,614
308,000	6.750%, 3/15/2032	406,784
	Genworth Financial, Inc.
264,000	7.700%, 6/15/2020	322,647
	Goldman Sachs Group, Inc.
278,000	2.375%, 1/22/2018	281,223
150,000	1.436%, 4/30/2018[e]	152,874
120,000	1.324%, 11/15/2018[e]	121,960
219,000	7.500%, 2/15/2019	264,175
286,000	5.375%, 3/15/2020	321,590
352,000	5.250%, 7/27/2021	392,701
	Hartford Financial Services Group, Inc.
245,000	4.000%, 10/15/2017	263,282
208,000	5.125%, 4/15/2022	234,714
	HBOS plc
210,000	6.750%, 5/21/2018[d]	240,006
	HCP, Inc.
84,000	6.000%, 1/30/2017	93,406
75,000	6.700%, 1/30/2018	87,015
	Health Care REIT, Inc.
240,000	4.700%, 9/15/2017	261,845

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Financials (2.1%) - continued
$80,000	2.250%, 3/15/2018	$80,730
	HSBC Bank plc
275,000	0.864%, 5/15/2018[d,e]	277,464
	HSBC Finance Corporation
366,000	6.676%, 1/15/2021	436,352
	HSBC Holdings plc
189,000	5.250%, 3/14/2044	200,743
	HSBC USA, Inc.
200,000	1.625%, 1/16/2018	199,589
	Huntington Bancshares, Inc.
72,000	2.600%, 8/2/2018	72,921
	Huntington National Bank
216,000	1.350%, 8/2/2016	217,106
	Icahn Enterprises, LP
210,000	6.000%, 8/1/2020	218,925
	ING Bank NV
216,000	4.125%, 11/21/2023	220,320
	ING Capital Funding Trust III
200,000	3.834%, 12/29/2049[e,j]	199,500
	International Lease Finance Corporation
219,000	2.181%, 6/15/2016[e]	217,084
	Intesa Sanpaolo SPA
216,000	3.125%, 1/15/2016	221,596
108,000	3.875%, 1/16/2018	112,560
210,000	3.875%, 1/15/2019	217,886
	J.P. Morgan Chase & Company
203,000	1.125%, 2/26/2016	204,025
334,000	3.450%, 3/1/2016	347,595
165,000	0.744%, 2/15/2017[e]	165,662
420,000	2.000%, 8/15/2017	425,641
115,000	1.800%, 1/25/2018	114,941
352,000	6.300%, 4/23/2019	412,061
72,000	3.200%, 1/25/2023	70,786
294,000	7.900%, 4/29/2049 [j]	323,768
	KeyBank NA
336,000	7.413%, 5/6/2015	353,057
	Kookmin Bank
216,000	1.110%, 1/27/2017[d,e]	217,140
	Liberty Mutual Group, Inc.
83,000	4.950%, 5/1/2022[d]	90,178
72,000	6.500%, 5/1/2042[d]	89,446
	Liberty Property, LP
193,000	5.500%, 12/15/2016	210,565
	Lloyds Banking Group plc
210,000	5.920%, 9/29/2049[d,j]	212,625
	Macquarie Bank, Ltd.
265,000	5.000%, 2/22/2017[d]	287,455
210,000	1.021%, 3/24/2017[d,e]	210,653
	Manufacturers and Traders Trust Company
120,000	0.611%, 1/30/2017[e]	120,343
	MasterCard, Inc.
110,000	2.000%, 4/1/2019	109,578
	Merrill Lynch & Company, Inc.
560,000	6.050%, 5/16/2016	606,156
203,000	6.400%, 8/28/2017	230,359
	Metropolitan Life Global Funding I
125,000	0.365%, 6/23/2016[d,e]	124,951
190,000	0.614%, 4/10/2017[d,e]	190,401
216,000	1.300%, 4/10/2017[d]	216,093
	Mizuho Bank, Ltd.
140,000	0.663%, 4/16/2017[d,e]	140,110
216,000	1.850%, 3/21/2018[d]	215,584

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Financials (2.1%) - continued
	Morgan Stanley
$108,000	1.750%, 2/25/2016	$109,418
302,000	4.750%, 3/22/2017	326,859
195,000	6.250%, 8/28/2017	220,726
280,000	6.625%, 4/1/2018	323,851
100,000	1.514%, 4/25/2018[e]	102,573
180,000	4.875%, 11/1/2022	191,654
252,000	4.100%, 5/22/2023	252,801
	Murray Street Investment Trust I
525,000	4.647%, 3/9/2017	565,021
	National City Corporation
286,000	6.875%, 5/15/2019	338,760
	Nomura Holdings, Inc.
150,000	1.680%, 9/13/2016[e]	152,381
216,000	2.000%, 9/13/2016	219,137
180,000	2.750%, 3/19/2019	181,741
	PNC Bank NA
216,000	1.150%, 11/1/2016	216,974
	Prologis, LP
270,000	7.375%, 10/30/2019	330,801
	RBS Capital Trust III
65,000	5.512%, 9/29/2049[j]	64,610
	Realty Income Corporation
81,000	2.000%, 1/31/2018	80,889
	Regions Bank
394,000	7.500%, 5/15/2018	465,087
	Reinsurance Group of America, Inc.
120,000	5.625%, 3/15/2017	131,737
209,000	5.000%, 6/1/2021	234,209
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[d]	110,552
	Royal Bank of Canada
252,000	2.200%, 7/27/2018	255,983
	Royal Bank of Scotland Group plc
392,000	1.174%, 3/31/2017[e]	394,662
420,000	5.125%, 5/28/2024	419,935
	Santander US Debt SAU
335,000	3.724%, 1/20/2015[d]	339,288
	Simon Property Group, LP
128,000	10.350%, 4/1/2019	171,660
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[d]	176,013
	SLM Corporation
108,000	3.875%, 9/10/2015	109,620
120,000	6.250%, 1/25/2016	126,751
90,000	4.625%, 9/25/2017	92,790
	SpareBank 1 Boligkreditt AS
288,000	1.250%, 5/2/2018[d]	282,811
	Sumitomo Mitsui Banking Corporation
420,000	1.300%, 1/10/2017	419,935
	Suncorp-Metway, Ltd.
417,000	0.934%, 3/28/2017[d,e]	416,994
	Svensk Exportkredit AB
124,000	1.125%, 4/5/2018	122,261
	Svenska Handelsbanken AB
160,000	3.125%, 7/12/2016	166,961
216,000	1.625%, 3/21/2018	214,778
180,000	0.722%, 6/17/2019[e]	179,826
	Swedbank Hypotek AB
288,000	1.375%, 3/28/2018[d]	285,616
	Swiss RE Capital I, LP
170,000	6.854%, 5/29/2049[d,j]	180,625

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Financials (2.1%) - continued
	Toronto-Dominion Bank
$140,000	0.691%, 9/9/2016[e]	$140,761
	U.S. Bank NA
155,000	0.466%, 1/30/2017[e]	155,071
	UBS AG/Stamford, Connecticut
162,000	5.875%, 12/20/2017	184,066
	Ventas Realty, LP
266,000	1.550%, 9/26/2016	268,225
180,000	1.250%, 4/17/2017	179,456
	Voya Financial, Inc.
280,000	2.900%, 2/15/2018	288,478
	Wachovia Corporation
205,000	0.501%, 6/15/2017[e]	204,719
	Wells Fargo & Company
288,000	1.250%, 7/20/2016	290,439
265,000	2.100%, 5/8/2017	271,056

	Total	37,656,581

Foreign Government (0.1%)
	Asian Development Bank
200,000	0.500%, 6/20/2016	199,661
	Denmark Government International Bond
200,000	0.375%, 4/25/2016[d]	199,428
	European Investment Bank
215,000	1.875%, 3/15/2019	215,496
	Export-Import Bank of Korea
160,000	1.250%, 11/20/2015	160,700
	International Finance Corporation
125,000	0.500%, 5/16/2016	124,790
	Kommunalbanken AS
200,000	0.311%, 3/18/2016[d,e]	200,074
	Kommuninvest i Sverige AB
200,000	0.500%, 6/15/2016[d]	199,536
	Province of Ontario
240,000	1.000%, 7/22/2016	241,352

	Total	1,541,037

Mortgage-Backed Securities (4.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,287,500	3.000%, 8/1/2029[c]	4,410,102
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,207,887	1.956%, 6/1/2043[e]	1,227,009
4,787,500	4.000%, 8/1/2044[c]	5,024,930
	Federal National Mortgage Association Conventional 15-yr. Pass Through
8,275,000	3.500%, 8/1/2029[c]	8,720,945
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
580,543	2.076%, 1/1/2043[e]	599,287
1,021,646	2.060%, 3/1/2043[e]	1,052,801
900,465	1.742%, 7/1/2043[e]	911,221
2,164,426	2.008%, 7/1/2043[e]	2,204,474
1,927,898	2.113%, 8/1/2043[e]	1,969,591
17,525,000	3.500%, 8/1/2044[c]	17,855,511
17,600,000	4.000%, 8/1/2044[c]	18,504,269
17,154,000	4.500%, 8/1/2044[c]	18,469,096

	Total	80,949,236

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Technology (0.2%)
	Amphenol Corporation
$90,000	2.550%, 1/30/2019	$90,837
	Apple, Inc.
210,000	0.523%, 5/6/2019[e]	209,705
	Baidu, Inc.
200,000	2.750%, 6/9/2019	199,716
	Cisco Systems, Inc.
145,000	0.727%, 3/1/2019[e]	146,176
	Computer Sciences Corporation
124,000	2.500%, 9/15/2015	125,983
	EMC Corporation
252,000	1.875%, 6/1/2018	251,613
	Fidelity National Information Services, Inc.
245,000	1.450%, 6/5/2017	243,990
	First Data Corporation
270,000	7.375%, 6/15/2019[d]	283,500
	Hewlett-Packard Company
166,000	2.125%, 9/13/2015	168,529
252,000	5.400%, 3/1/2017	277,691
118,000	1.174%, 1/14/2019[e]	118,922
	Iron Mountain, Inc.
270,000	6.000%, 8/15/2023	281,475
	Micron Semiconductor Asia Pte, Ltd.
99,000	1.258%, 1/15/2019	98,863
	Oracle Corporation
170,000	0.814%, 1/15/2019[e]	171,500
	Samsung Electronics America, Inc.
128,000	1.750%, 4/10/2017[d]	128,434
	Tyco Electronics Group SA
252,000	6.550%, 10/1/2017	289,606
	Xerox Corporation
166,000	7.200%, 4/1/2016	182,081
	Xilinx, Inc.
110,000	2.125%, 3/15/2019	109,464

	Total	3,378,085

Transportation (0.1%)
	American Airlines Pass Through Trust
151,035	4.950%, 1/15/2023[d]	163,495
	Avis Budget Car Rental, LLC
155,000	5.125%, 6/1/2022[d]	150,350
	Canadian Pacific Railway Company
90,000	7.125%, 10/15/2031	119,331
104,000	5.750%, 3/15/2033	123,443
	Continental Airlines, Inc.
180,648	4.150%, 4/11/2024	188,891
	CSX Corporation
126,000	3.700%, 11/1/2023	129,634
	Delta Air Lines, Inc.
250,000	6.750%, 5/23/2017	265,469
94,263	4.950%, 5/23/2019	102,570
38,562	4.750%, 5/7/2020	41,697
	ERAC USA Finance, LLC
162,000	1.400%, 4/15/2016[d]	162,968
84,000	2.800%, 11/1/2018[d]	86,280
	Kansas City Southern de Mexico SA de CV
283,000	0.935%, 10/28/2016[e]	283,936
	Korea Expressway Corporation
216,000	1.625%, 4/28/2017[d]	215,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Transportation (0.1%) - continued
	Network Rail Infrastructure Finance plc
$175,000	0.234%, 2/13/2017[d,e]	$174,912
	PACCAR Financial Corporation
135,000	0.420%, 6/6/2017[e]	134,999
	Virgin Australia Holdings, Ltd.
69,787	5.000%, 10/23/2023[d]	73,995

	Total	2,417,720

U.S. Government and Agencies (5.2%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	702,797
1,175,000	4.375%, 5/15/2040	1,414,040
10,630,000	3.000%, 5/15/2042	10,071,925
	U.S. Treasury Notes
12,000,000	0.375%, 3/31/2016	11,999,532
1,575,000	0.625%, 10/15/2016	1,573,400
4,220,000	0.625%, 12/15/2016	4,208,133
5,300,000	0.875%, 7/15/2017[g]	5,280,125
6,035,000	1.000%, 5/31/2018	5,935,519
11,605,000	1.250%, 10/31/2018	11,445,431
1,220,000	1.625%, 4/30/2019	1,214,567
1,200,000	1.625%, 6/30/2019[g]	1,192,594
1,275,000	1.875%, 6/30/2020	1,265,736
1,685,000	1.625%, 8/15/2022	1,592,719
200,000	1.750%, 5/15/2023	188,610
5,200,000	2.500%, 8/15/2023	5,208,533
13,400,000	3.625%, 2/15/2044	14,212,375
	U.S. Treasury Notes, TIPS
6,071,330	0.125%, 4/15/2018	6,217,904
7,110,788	0.125%, 1/15/2023	7,059,128

	Total	90,783,068

Utilities (0.5%)
	AES Corporation
270,000	7.375%, 7/1/2021	307,800
	American Electric Power
	Company, Inc.
160,000	1.650%, 12/15/2017	160,134
	Atlas Pipeline Partners, LP
270,000	4.750%, 11/15/2021	255,150
	Commonwealth Edison Company
250,000	6.950%, 7/15/2018	293,298
	Crestwood Midstream Partners, LP
150,000	6.125%, 3/1/2022[d]	154,875
	Dayton Power and Light Company
144,000	1.875%, 9/15/2016	146,186
	DCP Midstream Operating, LP
216,000	2.500%, 12/1/2017	220,718
	Dominion Resources, Inc.
288,000	1.250%, 3/15/2017	287,710
	Duke Energy Corporation
180,000	0.612%, 4/3/2017[e]	180,520
216,000	2.100%, 6/15/2018	217,225
	Electricite de France
234,000	0.694%, 1/20/2017[d,e]	234,637
	Enel Finance International NV
192,000	3.875%, 10/7/2014[d]	193,111
108,000	6.250%, 9/15/2017[d]	122,461
	Energy Transfer Partners, LP
64,000	9.700%, 3/15/2019	83,111
490,000	4.650%, 6/1/2021	529,651

Principal Amount	Long-Term Fixed Income (18.2%)	Value

Utilities (0.5%) - continued
	Enterprise Products Operating, LLC
$100,000	7.034%, 1/15/2068	$113,875
198,000	5.100%, 2/15/2045	211,435
	Exelon Generation Company, LLC
108,000	6.200%, 10/1/2017	122,070
247,000	5.200%, 10/1/2019	275,058
	ITC Holdings Corporation
84,000	4.050%, 7/1/2023	86,882
	MidAmerican Energy Holdings Company
174,000	1.100%, 5/15/2017	173,443
250,000	5.750%, 4/1/2018	283,861
180,000	6.500%, 9/15/2037	233,171
	NiSource Finance Corporation
157,000	6.400%, 3/15/2018	180,021
216,000	6.800%, 1/15/2019	255,469
	Northeast Utilities
96,000	1.450%, 5/1/2018	94,322
	Northern States Power Company
350,000	4.125%, 5/15/2044	350,158
	NRG Energy, Inc.
270,000	6.625%, 3/15/2023	278,100
	ONEOK Partners, LP
141,000	8.625%, 3/1/2019	177,072
	Pacific Gas & Electric Company
315,000	5.625%, 11/30/2017	355,776
	PG&E Corporation
110,000	2.400%, 3/1/2019	110,347
	PPL Capital Funding, Inc.
379,000	1.900%, 6/1/2018	376,964
105,000	3.500%, 12/1/2022	105,858
	Sempra Energy
245,000	6.150%, 6/15/2018	282,528
	TransAlta Corporation
245,000	1.900%, 6/3/2017	245,239
	Williams Companies, Inc.
140,000	7.875%, 9/1/2021	172,097
	Williams Partners, LP
83,000	7.250%, 2/1/2017	94,235

	Total	7,964,568

	Total Long-Term Fixed Income (cost $311,969,525)	316,617,248

Shares	Common Stock (15.6%)	Value

Consumer Discretionary (2.0%)
3,200	Aaron’s, Inc.	84,416
1,700	Alpine Electronics, Inc.	26,780
5,500	Amazon.com, Inc.[k]	1,721,445
2,600	Aoyama Trading Company, Ltd.	66,253
2,800	AutoZone, Inc.[k]	1,447,684
13,500	Barnes & Noble, Inc.[k]	281,070
600	Bayerische Motoren Werke AG	56,860
25,650	Best Buy Company, Inc.	762,574
3,800	Big Lots, Inc.	166,250
9,250	Bloomin’ Brands, Inc.[k]	181,208
2,550	BorgWarner, Inc.	158,737
600	Bridgestone Corporation	21,654
1,650	Brinker International, Inc.	73,986
25,800	Cablevision Systems Corporation	495,876
11,710	CBS Corporation[l]	665,479
23,800	Cheesecake Factory, Inc.	1,020,544
3,600	Children’s Place Retail Stores, Inc.	180,720

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (15.6%)	Value

Consumer Discretionary (2.0%) - continued
5,750	Coinstar, Inc.[k]	$316,365
65,550	Comcast Corporation	3,522,001
500	Continental AG	107,682
7,100	Crocs, Inc.[k]	112,677
200	Daimler AG	16,504
1,600	Deckers Outdoor Corporation[k]	141,616
25,062	Delphi Automotive plc	1,674,142
2,600	DeVry Education Group, Inc.	103,922
10,600	DISH Network Corporation[k]	655,716
7,650	Dollar Tree, Inc.[k]	416,695
4,200	EDION Corporation	27,769
600	Exedy Corporation	17,714
706	Faurecia	24,975
100	Forbo Holding AG	97,772
32,800	Ford Motor Company	558,256
2,650	General Motors Company	89,623
4,650	G-III Apparel Group, Ltd.[k]	361,166
30,000	Global Brands Group Holding, Ltd.[k]	7,858
7,000	Halfords Group plc	56,487
2,500	Harman International Industries, Inc.	271,375
6,100	Haseko Corporation	48,437
15,100	Home Depot, Inc.	1,220,835
20,066	Home Retail Group plc	56,049
2,400	Honda Motor Company, Ltd.	83,547
27,820	Houghton Mifflin Harcourt Company[k]	487,128
6,650	Iconix Brand Group, Inc.[k]	280,830
24,971	Ignite Restaurant Group, Inc.[k]	320,877
2,200	JM AB	69,609
4,900	Kohl’s Corporation	262,346
100	Kuoni Reisen Holding AG	33,893
7,100	Lamar Advertising Company	356,065
20,560	Las Vegas Sands Corporation	1,518,356
30,000	Li & Fung, Ltd.	39,964
9,350	Liberty Interactive Corporation[k]	262,268
15,600	Live Nation Entertainment, Inc.[k]	362,076
33,900	Lowe’s Companies, Inc.	1,622,115
23,000	Luk Fook Holdings International, Ltd.	71,435
14,800	Macy’s, Inc.	855,292
3,650	Marriott Vacations Worldwide Corporation[k]	210,058
34,381	MDC Partners, Inc.	708,936
1,650	Meredith Corporation	75,768
350	Michael Kors Holdings, Ltd.[k]	28,518
2,700	Multimedia Games Holding Company, Inc.[k]	65,124
7,000	Nautilus, Inc.[k]	69,720
1,000	Next plc	114,132
19,100	NIKE, Inc.	1,473,183
33,880	NutriSystem, Inc.	543,774
7,150	Omnicom Group, Inc.	500,428
10,600	Orbitz Worldwide, Inc.[k]	93,810
7,690	Papa John’s International, Inc.	320,596
2,200	Persimmon plc	46,335
4,800	PetSmart, Inc.	327,072
3,600	Peugeot SAk	53,694
1,427	Publicis Groupe SA	103,533
100	Rinnai Corporation	9,105
400	RTL Group SA	40,718
10,750	Ruby Tuesday, Inc.[k]	64,607
14,100	Samsonite International SA	43,695
9,050	Scientific Games Corporation[k]	77,287

Shares	Common Stock (15.6%)	Value

Consumer Discretionary (2.0%) - continued
5,900	Scripps Networks Interactive, Inc.	$486,219
9,000	Seiko Holdings Corporation	35,210
1,700	Sekisui House, Ltd.	22,312
2,400	SHOWA Corporation	26,735
3,623	Slater & Gordon, Ltd.	16,660
5,650	Smith & Wesson Holding Corporation[k]	69,778
18,650	Starbucks Corporation	1,448,732
5,900	Sumitomo Forestry Company, Ltd.	69,501
900	Suzuki Motor Corporation	30,033
9,200	Time Warner Cable, Inc.	1,334,920
12,550	Toll Brothers, Inc.[k]	410,259
39,380	Tuesday Morning Corporation[k]	648,195
2,900	UNY Group Holdings Company, Ltd.	17,239
100	Valora Holding AG	24,172
100	Volkswagen AG	23,224
2,000	WH Smith plc	38,061
600	Wolters Kluwer NV	16,624
800	WPP plc	15,925
8,200	Wyndham Worldwide Corporation	619,510
9,200	Wynn Macau, Ltd.	39,205
4,900	Zumiez, Inc.[k]	136,465

	Total	34,442,045

Consumer Staples (0.7%)
21,850	Altria Group, Inc.	887,110
3,831	Andersons, Inc.	206,951
7,200	Anheuser-Busch InBev NV ADR	777,456
12,825	Annie’s, Inc.[k]	374,234
2,232	Britvic plc	26,376
1,800	Bunge, Ltd.	141,912
700	Casino Guichard Perrachon SA	84,367
6,050	Coca-Cola Enterprises, Inc.	274,973
2,150	Colgate-Palmolive Company	136,310
41,700	CVS Caremark Corporation[l]	3,184,212
3,550	Green Mountain Coffee Roasters, Inc.	423,444
5,340	Greencore Group plc	23,828
1,600	Hain Celestial Group, Inc.[k]	136,800
200	Henkel AG & Company KGaA	19,039
4,750	Ingredion, Inc.	349,742
800	Kerry Group plc	59,332
1,300	Kesko Oyj	49,443
5,740	Kimberly-Clark Corporation	596,214
1,215	Koninklijke Ahold NV	21,185
500	KOSE Corporation	20,797
3,400	Kroger Company	166,532
800	Matsumotokiyoshi Holdings Company, Ltd.	26,270
28,097	Mondelez International, Inc.	1,011,492
700	Nestle SA	51,828
9,700	Parmalat SPA	32,030
6,589	Philip Morris International, Inc.	540,364
8,250	Pilgrim’s Pride Corporation[k]	230,670
3,400	Pinnacle Foods, Inc.	102,442
5,750	Procter & Gamble Company	444,590
400	Rallye SA	20,070
2,100	Reckitt Benckiser Group plc	185,383
59,600	Rite Aid Corporation[k]	398,724
1,704	SalMar ASA	33,373
1,400	Sanderson Farms, Inc.	127,526
900	Suedzucker AG	15,766
3,400	Wal-Mart Stores, Inc.	250,172

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (15.6%)	Value

Consumer Staples (0.7%) - continued
37,170	WhiteWave Foods Company[k]	$1,107,294
24,000	Wilmar International, Ltd.	62,661

	Total	12,600,912

Energy (1.5%)
1,830	Atwood Oceanics, Inc.[k]	88,114
2,950	Baker Hughes, Inc.	202,871
8,850	Basic Energy Services, Inc.[k]	212,312
17,700	BP plc	144,145
14,729	BW Offshore, Ltd.	19,480
1,982	Cabot Oil & Gas Corporation	65,307
30,225	Cameron International Corporation[k]	2,143,255
800	CAT Oil AG	15,291
4,400	Chesapeake Energy Corporation	116,028
7,560	Chevron Corporation	977,054
850	Cimarex Energy Company	118,167
685	Concho Resources, Inc.[k]	96,448
1,750	ConocoPhillips	144,375
100	Delek Group, Ltd.	39,237
5,250	Denbury Resources, Inc.	88,988
650	Energen Corporation	53,059
2,000	Eni SPA	50,892
2,750	Ensco plc	139,288
17,478	EOG Resources, Inc.	1,912,792
11,288	EQT Corporation	1,059,040
2,000	ERG SPA	29,673
7,200	Exterran Holdings, Inc.	304,200
28,250	Exxon Mobil Corporation	2,795,055
5,400	Green Plains, Inc.	202,446
1,800	Gulfmark Offshore, Inc.	68,886
700	Gulfport Energy Corporation[k]	37,387
1,250	Helmerich & Payne, Inc.	132,825
1,800	Hess Corporation	178,164
2,035	HollyFrontier Corporation	95,665
7,450	Kosmos Energy, Ltd.[k]	71,744
71,035	Marathon Oil Corporation	2,752,606
14,880	Market Vectors Oil Service ETF	806,198
19,000	Nabors Industries, Ltd.	516,040
1,100	National Oilwell Varco, Inc.	89,144
3,700	Neste Oil Oyj	68,372
3,870	Noble Corporation	121,402
1,410	Noble Energy, Inc.	93,751
9,970	Oasis Petroleum, Inc.[k]	532,897
1,325	Oceaneering International, Inc.	89,981
1,215	Oil States International, Inc.[k]	74,467
1,300	Origin Energy, Ltd.	17,121
5,000	Patterson-UTI Energy, Inc.	171,750
390	Pioneer Natural Resources Company	86,369
4,600	QEP Resources, Inc.	152,030
890	Range Resources Corporation	67,275
9,780	Rex Energy Corporation[k]	134,866
6,830	Rosetta Resources, Inc.[k]	348,808
1,935	Rowan Companies plc	59,056
7,354	Royal Dutch Shell plc	302,412
5,000	Royal Dutch Shell plc, Class B	215,310
11,700	SandRidge Energy, Inc.[k]	69,732
21,640	Schlumberger, Ltd.	2,345,560
2,800	Showa Shell Sekiyu KK	31,580
5,860	SM Energy Company	460,244
18,850	Southwestern Energy Company[k]	764,933
842	Statoil ASA	24,060
987	Subsea 7 SA	16,486
9,440	Superior Energy Services, Inc.	317,184
1,100	Total SA	70,944

Shares	Common Stock (15.6%)	Value

Energy (1.5%) - continued
25,700	Total SA ADR	$1,657,650
24,527	Trinidad Drilling, Ltd.	237,093
1,200	Unit Corporation[k]	76,020
88,300	Weatherford International, Ltd.[k]	1,975,271
3,650	Whiting Petroleum Corporation[k]	322,989
3,900	Woodside Petroleum, Ltd.	153,090
3,900	WPX Energy, Inc.[k]	80,223

	Total	26,905,102

Financials (3.0%)
6,250	ACE, Ltd.	625,625
3,661	Affiliated Managers Group, Inc.[k]	729,454
800	Allianz SE	133,189
14,620	Allied World Assurance Company Holdings AG	526,466
11,420	Allstate Corporation[l]	667,499
5,820	American Assets Trust, Inc.	199,568
17,350	American International Group, Inc.	901,853
2,200	Amlin plc	16,903
4,750	AmTrust Financial Services, Inc.	202,540
3,660	Argo Group International Holdings, Ltd.	182,305
5,800	Assicurazioni Generali SPA	121,063
2,400	Assurant, Inc.	152,064
6,500	Aviva plc	55,008
1,000	AXA SA	22,975
10,000	Banco Santander SA	100,473
4,900	Bank Leumi Le-Israel BMk	19,241
108,240	Bank of America Corporation	1,650,660
3,500	Banner Corporation	140,840
19,320	BBCN Bancorp, Inc.	290,186
16,900	Berkshire Hathaway, Inc.[k]	2,119,767
19,500	Blackstone Group, LP	637,260
5,200	Camden Property Trust	376,272
7,300	Capital One Financial Corporation	580,642
3,750	Cash America International, Inc.	166,462
1,900	Catlin Group, Ltd.	16,121
2,600	CBRE Group, Inc.[k]	80,184
9,100	Challenger, Ltd.	67,390
1,000	Cheung Kong Holdings, Ltd.	19,319
55,550	Citigroup, Inc.	2,716,950
2,431	CNA Financial Corporation	90,846
41,710	CNO Financial Group, Inc.	674,868
1,000	CNP Assurances	19,646
16,250	Comerica, Inc.	816,725
2,900	Commonwealth Bank of Australia	223,676
4,789	Credit Agricole SA	64,783
5,600	Crown Castle International Corporation	415,408
1,100	Daito Trust Construction Company, Ltd.	132,579
8,000	Daiwa Securities Group, Inc.	67,168
14,566	Deutsche Bank AG	497,575
6,000	Digital Realty Trust, Inc.	386,340
6,750	Discover Financial Services	412,155
19,400	Duke Realty Corporation	349,006
18,410	Education Realty Trust, Inc.	194,410
1,700	EXOR SPA	65,079
3,530	Extra Space Storage, Inc.	182,607
32,500	Fifth Third Bancorp	665,600
15,200	First Horizon National Corporation	179,056
33,600	First Niagara Financial Group, Inc.	288,960
12,050	First Republic Bank	562,976
6,000	FlexiGroup, Ltd.	20,601

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (15.6%)	Value

Financials (3.0%) - continued
3,407	Friends Life Group, Ltd.	$19,053
10,150	Fulton Financial Corporation	115,101
9,285	Gaming and Leisure Properties, Inc.	312,626
3,400	General Growth Properties, Inc.	79,458
66,014	Genworth Financial, Inc.[k]	864,783
24,710	Hanmi Financial Corporation	521,875
200	Hannover Rueckversicherung SE	17,073
14,431	HCC Insurance Holdings, Inc.	673,639
1,536	Hiscox, Ltd.	17,491
23,657	Host Hotels & Resorts, Inc.	514,303
58	HSBC Holdings plc	622
144,600	Huntington Bancshares, Inc.	1,419,972
9,700	Intermediate Capital Group plc	65,714
29,090	Invesco, Ltd.	1,094,657
22,000	iShares Barclays 1-3 Year Credit Bond Fund	2,318,140
1,750	iShares MSCI EAFE Index Fund	116,533
14,800	iShares Russell 2000 Index Fund	1,644,132
10,700	Israel Discount Bank, Ltd.[k]	18,640
14,976	J.P. Morgan Chase & Company	863,666
31,050	KeyCorp	420,417
11,791	Lazard, Ltd.	616,669
3,850	M&T Bank Corporation	467,775
22,250	MBIA, Inc.[k]	213,155
36,420	MetLife, Inc.	1,915,692
14,300	Mizuho Financial Group, Inc.	27,763
2,500	Montpelier Re Holdings, Inc.	73,825
50,100	Morgan Stanley	1,620,234
300	Muenchener Rueckversicherungs- Gesellschaft AG	63,651
15,650	NASDAQ OMX Group, Inc.	660,274
500	National Australia Bank, Ltd.	16,235
4,300	Natixis	27,786
1,800	NKSJ Holdings, Inc.	45,453
8,550	Northern Trust Corporation	571,909
5,300	Old Mutual plc	17,436
4,800	Old Republic International Corporation	69,072
5,000	Oversea-Chinese Banking Corporation, Ltd.	39,905
9,300	PacWest Bancorp	387,531
2,900	Paragon Group of Companies plc	16,842
9,650	Parkway Properties, Inc.	200,044
14,640	Pebblebrook Hotel Trust	532,896
3,300	Phoenix Group Holdings	38,933
5,450	Popular, Inc.[k]	173,855
10,200	Prudential Financial, Inc.	887,094
3,550	RLJ Lodging Trust	99,542
600	Sampo Oyj	29,805
500	SCOR SE	16,084
28,900	SPDR Euro Stoxx 50 ETF	1,177,964
35,400	SPDR S&P 500 ETF Trust	6,835,386
6,472	Storebrand ASA[k]	35,959
6,950	Strategic Hotels & Resorts, Inc.[k]	79,300
1,000	Sun Hung Kai Properties, Ltd.	15,179
5,700	Sunstone Hotel Investors, Inc.	80,883
9,440	SVB Financial Group[k]	1,029,149
300	Swiss Re AG	25,502
23,040	Synovus Financial Corporation	542,592
17,064	Terreno Realty Corporation	319,097
6,250	Texas Capital Bancshares, Inc.[k]	325,313
5,600	UnipolSai Assicurazioni SPA	16,952
7,204	United Overseas Bank, Ltd.	139,027
5,350	W.R. Berkley Corporation	238,663
13,680	Wells Fargo & Company	696,312

Shares	Common Stock (15.6%)	Value

Financials (3.0%) - continued
14,750	Western Alliance Bancorp[k]	$337,775
5,870	Westpac Banking Corporation	186,666
20,100	Zions Bancorporation	579,282
700	Zurich Insurance Group AGk	203,357

	Total	52,620,056

Health Care (2.1%)
3,500	Abbott Laboratories	147,420
2,350	Acceleron Pharma, Inc.[k]	69,607
17,000	Acorda Therapeutics, Inc.[k]	497,590
1,000	Actelion, Ltd.	120,106
13,850	Aetna, Inc.	1,073,790
25,050	Affymetrix, Inc.[k]	215,430
16,730	Akorn, Inc.[k]	567,649
1,750	Alexion Pharmaceuticals, Inc.[k]	278,232
5,700	Align Technology, Inc.[k]	308,997
32,550	Allscripts Healthcare Solutions, Inc.[k]	518,196
2,600	Amgen, Inc.	331,214
18,470	Baxter International, Inc.	1,379,524
1,600	Biogen Idec, Inc.[k]	535,024
36,300	BioScrip, Inc.[k]	271,887
84,250	Boston Scientific Corporation[k]	1,076,715
4,800	Bruker Corporation[k]	109,104
3,517	C.R. Bard, Inc.	524,842
11,650	Cardinal Health, Inc.	834,722
12,650	Centene Corporation[k]	911,939
29,050	Cerner Corporation[k]	1,603,560
2,250	Charles River Laboratories International, Inc.[k]	121,972
4,050	Community Health Systems, Inc.[k]	193,185
12,880	Covidien plc	1,114,249
3,150	DaVita HealthCare Partners, Inc.[k]	221,886
7,150	DENTSPLY International, Inc.	331,903
20,704	ExamWorks Group, Inc.[k]	730,644
8,800	Express Scripts Holding Company[k]	612,920
37,200	Gilead Sciences, Inc.[k]	3,405,660
8,413	GlaxoSmithKline plc	202,743
3,350	Globus Medical, Inc.[k]	74,705
1,650	Greatbatch, Inc.[k]	81,691
300	Grifols SA	13,541
1,400	H. Lundbeck AS	32,082
3,600	HCA Holdings, Inc.[k]	235,116
1,300	Hikma Pharmaceuticals plc	39,392
33,100	Hologic, Inc.[k]	862,917
4,100	Humana, Inc.	482,365
1,500	ICON plc[k]	77,700
3,850	Illumina, Inc.[k]	615,654
3,650	Impax Laboratories, Inc.[k]	85,374
26,665	Johnson & Johnson	2,668,900
2,000	LifePoint Hospitals, Inc.[k]	143,440
6,450	McKesson Corporation	1,237,497
8,900	Medicines Company[k]	207,993
41,890	Merck & Company, Inc.	2,376,839
8,650	Molina Healthcare, Inc.[k]	353,353
12,780	Neurocrine Biosciences, Inc.[k]	173,552
2,800	Novartis AG	243,596
17,000	Novavax, Inc.[k]	73,610
18,430	NuVasive, Inc.[k]	688,913
10,950	PAREXEL International Corporation[k]	586,482
7,750	PerkinElmer, Inc.	358,205
29,900	Pfizer, Inc.	858,130
3,750	PharMerica Corporation[k]	101,213
2,300	Prestige Brands Holdings, Inc.[k]	70,840
2,150	Providence Service Corporation[k]	85,162

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (15.6%)	Value

Health Care (2.1%) - continued
3,350	Qiagen NVk	$81,841
2,300	Quintiles Transnational Holdings, Inc.[k]	126,339
2,950	Seattle Genetics, Inc.[k]	103,840
9,600	Spectrum Pharmaceuticals, Inc.[k]	67,584
1,680	Teleflex, Inc.	181,003
300	Teva Pharmaceutical Industries, Ltd.	16,064
950	Thermo Fisher Scientific, Inc.	115,425
23,381	UnitedHealth Group, Inc.[l]	1,895,030
9,650	Universal Health Services, Inc.	1,028,690
12,900	Vertex Pharmaceuticals, Inc.[k]	1,146,939
4,550	Volcano Corporation[k]	75,121
3,800	Waters Corporation[k]	393,072
2,650	WellPoint, Inc.	290,996

	Total	36,660,916

Industrials (1.8%)
2,950	3M Company	415,625
3,200	AAR Corporation	86,080
1,200	Actividades de Construccion y Servicios SA	52,475
200	Adecco SA	14,960
20,200	ADT Corporation	702,960
4,900	Aecom Technology Corporation[k]	166,355
9,650	AGCO Corporation	470,051
800	Aica Kogyo Company, Ltd.	17,246
11,925	Air New Zealand, Ltd.	19,989
1,450	Allegion plc	74,574
8,610	Apogee Enterprises, Inc.	279,394
1,326	Arcadis NV	41,445
2,400	BAE Systems plc	17,297
4,000	Berendsen plc	70,548
2,200	Bodycote plc	25,713
13,350	Boeing Company[l]	1,608,408
4,495	Briggs & Stratton Corporation	82,393
100	Bucher Industries AG	30,063
3,000	Cardno, Ltd.	17,378
4,950	Caterpillar, Inc.	498,712
12,100	CLARCOR, Inc.	717,651
2,650	Colfax Corporation[k]	166,871
39,000	CSX Corporation	1,166,880
2,910	Curtiss-Wright Corporation	184,814
3,400	Daifuku Company, Ltd.	46,850
56,850	Delta Air Lines, Inc.	2,129,601
2,100	Deutsche Lufthansa AG	37,044
400	DKSH Holding AG	28,864
4,200	Downer EDI, Ltd.	18,733
400	Duerr AG	30,470
900	Elbit Systems, Ltd.	56,398
20,342	EMCOR Group, Inc.	832,598
4,810	Esterline Technologies Corporation[k]	522,126
12,800	Exelis, Inc.	215,552
7,000	Flowserve Corporation	518,280
23,450	Fluor Corporation	1,708,802
6,880	GATX Corporation	426,560
500	Go-Ahead Group plc	18,545
9,710	Granite Construction, Inc.	316,060
6,000	Hanwa Company, Ltd.	24,882
1,300	Hino Motors, Ltd.	17,978
20,530	HNI Corporation	725,530
11,246	Honeywell International, Inc.	1,032,720
700	Hoshizaki Electric Company, Ltd.	35,640
6,400	Huntington Ingalls Industries, Inc.	581,888
300	Implenia AG	17,678

Shares	Common Stock (15.6%)	Value

Industrials (1.8%) - continued
20,550	Ingersoll-Rand plc	$1,208,134
49,473	Interface, Inc.	784,147
2,600	Intrum Justitia AB	79,561
5,800	ITOCHU Corporation	73,850
11,040	Jacobs Engineering Group, Inc.[k]	560,942
400	Jardine Matheson Holdings, Ltd.	23,876
2,300	Joy Global, Inc.	136,298
600	Kanamoto Company, Ltd.	25,081
12,550	KAR Auction Services, Inc.	367,841
2,000	Kinden Corporation	22,354
1,500	Komatsu, Ltd.	33,266
21,520	Korn/Ferry International[k]	633,118
14,770	Landstar System, Inc.	976,740
1,200	Legrand SA	66,532
1,200	Leighton Holdings, Ltd.	24,405
2,450	Lockheed Martin Corporation[l]	409,077
16,910	Manitowoc Company, Inc.	449,130
4,350	Manpower, Inc.	338,822
6,150	Meritor, Inc.[k]	77,305
2,300	Mineral Resources, Ltd.	23,355
6,200	Mitie Group plc	31,833
10,000	Mitsui Engineering & Shipbuilding Company, Ltd.	20,352
1,600	Monadelphous Group, Ltd.	23,547
2,000	NICHIAS Corporation	12,901
1,200	Nitto Kogyo Corporation	25,095
4,538	Northgate plc	37,694
8,000	NTN Corporation	38,555
3,800	Old Dominion Freight Line, Inc.[k]	241,224
26,066	Oshkosh Corporation	1,204,771
4,659	Parker Hannifin Corporation	535,552
9,360	Pentair, Ltd.	599,695
7,200	Quanta Services, Inc.[k]	241,128
433	Randstad Holding NV	21,464
16,860	Ritchie Brothers Auctioneers, Inc.	408,349
1,000	Safran SA	58,767
1,650	Seaspan Corporation	37,604
1,400	Securitas AB	16,277
2,000	Seino Holdings Company, Ltd.	21,502
2,500	Seven Group Holdings, Ltd.	17,700
1,500	Siemens AG	185,244
65,750	Southwest Airlines Company	1,859,410
2,400	Spirit Aerosystems Holdings, Inc.[k]	78,168
800	Teleperformance SA	55,583
7,580	Tennant Company	552,961
6,000	Toppan Printing Company, Ltd.	45,704
16,700	Union Pacific Corporation	1,641,777
1,800	United Technologies Corporation	189,270
8,200	Wabash National Corporation[k]	111,602
3,850	WABCO Holdings, Inc.[k]	375,298
900	WESCO International, Inc.[k]	70,641
800	WS Atkins plc	17,938

	Total	31,362,121

Information Technology (3.5%)
8,100	Akamai Technologies, Inc.[k]	478,062
3,800	Alliance Data Systems Corporation[k]	996,702
8,150	Amdocs, Ltd.	369,521
1,300	Amphenol Corporation	125,021
87,364	Apple, Inc.	8,349,377
39,926	Applied Materials, Inc.	836,849
17,200	Arris Group, Inc.[k]	587,724
4,600	Aruba Networks, Inc.[k]	82,156
1,400	Ascom Holding AG	20,489
100,260	Atmel Corporation[k]	822,132

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (15.6%)	Value

Information Technology (3.5%) - continued
4,600	AVG Technologies NVk	$78,200
25,792	Blinkx plc[k]	14,924
3,700	Booz Allen Hamilton Holding Corporation	82,288
5,200	Broadcom Corporation	198,952
19,550	Broadridge Financial Solutions, Inc.	789,234
40,650	Brocade Communications Systems, Inc.	374,386
200	Cap Gemini SA	14,503
7,900	CDW Corporation	244,031
1,950	Check Point Software Technologies, Ltd.[k]	132,347
7,350	Cirrus Logic, Inc.[k]	164,860
104,040	Cisco Systems, Inc.	2,624,929
14,000	Citrix Systems, Inc.[k]	948,220
9,250	Computer Sciences Corporation	577,107
9,450	CoreLogic, Inc.[k]	257,040
60,500	Corning, Inc.	1,188,825
1,500	Dialog Semiconductor plc[k]	45,619
2,950	Diodes, Inc.[k]	75,225
13,134	DST Systems, Inc.	1,182,979
16,082	E2open, Inc.[k]	260,207
35,949	eBay, Inc.[k]	1,898,107
1,800	Econocom Group	16,386
9,400	Electrocomponents plc	37,620
18,850	Electronic Arts, Inc.[k]	633,360
104,050	EMC Corporation	3,048,665
26,050	Facebook, Inc.[k]	1,892,533
4,100	FUJIFILM Holdings NPV	117,038
2,000	GameStop Corporation	83,940
2,564	Google, Inc.[k]	1,465,582
2,834	Google, Inc., Class Ak	1,642,445
9,440	Guidewire Software, Inc.[k]	382,320
16,550	Hewlett-Packard Company	589,345
5,000	Hitachi Kokusai Electric, Inc.	67,053
3,300	iGATE Corporation[k]	117,744
1,100	Indra Sistemas SA	17,012
1,400	Infineon Technologies AG	15,426
13,650	Infinera Corporation[k]	125,580
2,200	International Business Machines Corporation	421,674
2,850	International Rectifier Corporation[k]	70,794
3,200	j2 Global, Inc.	156,544
53,814	Juniper Networks, Inc.[k]	1,266,782
2,100	Kulicke and Soffa Industries, Inc.[k]	28,602
10,808	Lexmark International, Inc.	519,108
4,300	LinkedIn Corporation[k]	776,752
5,100	Liquidity Services, Inc.[k]	68,799
13,550	Marvell Technology Group, Ltd.	180,757
1,690	Measurement Specialties, Inc.[k]	145,323
5,550	Mentor Graphics Corporation	109,612
23,620	Microsoft Corporation[l]	1,019,439
1,000	NEC Networks & System Integration Corporation	24,494
74,040	NetApp, Inc.	2,875,714
400	NTT Data Corporation	15,233
48,906	NVIDIA Corporation	855,855
1,250	NXP Semiconductors NVk	77,938
18,000	Oki Electric Industry Company, Ltd.	39,944
500	OMRON Corporation	22,176
2,600	Optimal Payments plc[k]	19,885
27,700	Oracle Corporation	1,118,803

Shares	Common Stock (15.6%)	Value

Information Technology (3.5%) - continued
4,224	Pace plc	$22,713
14,474	Plantronics, Inc.	679,844
1,700	Playtech plc	17,573
6,700	Polycom, Inc.[k]	85,894
21,650	QUALCOMM, Inc.	1,595,605
9,450	Red Hat, Inc.[k]	549,234
400	Rohm Company, Ltd.	22,550
19,900	Salesforce.com, Inc.[k]	1,079,575
11,850	Sanmina Corporation[k]	275,987
7,260	Sapient Corporation[k]	107,158
2,400	Seiko Epson Corporation	102,734
5,010	SPDR S&P Semiconductor ETF	349,397
403	Spectris plc	12,963
12,150	SunPower Corporation[k]	446,270
34,930	Symantec Corporation	826,444
11,050	Take-Two Interactive Software, Inc.[k]	247,299
1,550	TE Connectivity, Ltd.	95,930
28,450	Teradata Corporation[k]	1,199,452
24,005	Teradyne, Inc.	437,371
36,130	Texas Instruments, Inc.	1,671,012
12,290	Textura Corporation[k]	306,881
19,510	Ubiquiti Networks, Inc.[k]	745,867
900	ULVAC, Inc.[k]	17,912
4,700	VeriFone Systems, Inc.[k]	157,497
15,758	Virtusa Corporation[k]	492,910
7,500	Visa, Inc.	1,582,575
38,690	Vishay Intertechnology, Inc.	569,904
17,450	VMware, Inc.[k]	1,733,832
2,600	VTech Holdings, Ltd.	32,173
1,800	WebMD Health Corporation[k]	89,694
800	Wincor Nixdorf AG	40,643
2,450	Workday, Inc.[k]	205,408
51,150	Xerox Corporation	678,249

	Total	60,364,843

Materials (0.5%)
8,150	Alcoa, Inc.	133,578
54,984	Arrium, Ltd.	41,314
3,900	Berry Plastics Group, Inc.[k]	94,731
500	BHP Billiton plc	17,056
1,350	Cabot Corporation	70,726
9,780	Celanese Corporation	569,294
49,467	Centamin plc[k]	60,256
1,150	Compass Minerals International, Inc.	98,923
3,650	Crown Holdings, Inc.[k]	169,907
17,410	Dow Chemical Company[l]	889,129
6,570	Eagle Materials, Inc.	596,687
3,850	Eastman Chemical Company	303,303
6,700	Freeport-McMoRan, Inc.	249,374
25,200	Graphic Packaging Holding Company[k]	302,400
16,700	H.B. Fuller Company	745,655
500	Holmen AB	16,839
3,500	Kazakhmys plc[k]	19,193
3,000	Kureha Corporation	16,001
15,280	Materials Select Sector SPDR Fund	743,372
900	Mondi plc	15,763
2,300	Monsanto Company	260,107
12,000	Nippon Light Metal Holdings Company, Ltd.	20,340
1,000	Nippon Paint Company, Ltd.	23,042
1,900	Nippon Paper Industries Company, Ltd.	33,219

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (15.6%)	Value

Materials (0.5%) - continued
10,980	Nucor Corporation	$551,416
12,000	Oji Holdings Corporation	48,297
12,350	Owens-Illinois, Inc.[k]	385,197
5,550	Packaging Corporation of America	367,188
7,200	Petra Diamonds, Ltd.[k]	24,287
600	Rio Tinto plc	34,293
8,668	Silgan Holdings, Inc.	426,639
800	Smurfit Kappa Group plc	17,361
1,850	Sonoco Products Company	72,409
28,709	Steel Dynamics, Inc.	608,918
6,300	Stillwater Mining Company[k]	112,770
1,800	Stora Enso Oyj	16,173
4,000	Sumitomo Metal Mining Company, Ltd.	66,637
10,000	Sumitomo Osaka Cement Company, Ltd.	35,949
10,000	Taiheiyo Cement Corporation	38,718
10,450	Teck Resources, Ltd.	250,382
4,000	Toagosei Company, Ltd.	16,853
5,000	Tokuyama Corporation	17,123
17,000	Tosoh Corporation	74,590
4,950	Tronox, Ltd.	131,373
1,400	U.S. Silica Holdings, Inc.	78,708
3,100	UPM-Kymmene Oyj	50,525
1,800	Voestalpine AG	79,214
1,850	Worthington Industries, Inc.	70,762

	Total	9,065,991

Telecommunications Services (0.2%)
19,300	AT&T, Inc.	686,887
46,800	Bezeq Israel Telecommunication Corporation, Ltd.	87,142
8,802	BT Group plc	57,626
10,217	Cogent Communications Holdings	354,632
2,800	Elisa Oyj	80,348
2,300	Freenet AG	60,689
800	KDDI Corporation	45,986
2,300	Nippon Telegraph & Telephone Corporation	152,730
7,000	Singapore Telecommunications, Ltd.	22,768
51,500	Telecom Italia SPA[k]	59,343
3,150	Telephone & Data Systems, Inc.	78,750
7,300	Telstra Corporation, Ltd.	37,019
24,012	Verizon Communications, Inc.	1,210,685
25,236	Vodafone Group plc	84,039
21,500	Vonage Holdings Corporation[k]	74,820

	Total	3,093,464

Utilities (0.3%)
39,900	A2A SPA	45,530
3,300	Atmos Energy Corporation	159,456
3,300	Centrica plc	17,194
1,550	Edison International, Inc.	84,940
17,700	Electricidade de Portugal SA	82,890
1,000	Electricite de France	32,304
1,000	Endesa SA	38,526
22,600	Enel SPA	128,661
3,400	Fortum Oyj	87,413
1,300	Gas Natural SDG SA	39,939
3,850	Laclede Group, Inc.	180,873
22,150	NiSource, Inc.	834,612
17,630	NorthWestern Corporation	814,859
31,910	PG&E Corporation	1,425,420

Shares	Common Stock (15.6%)	Value

Utilities (0.3%) - continued
5,430	Portland General Electric Company	$173,380
11,100	Public Service Enterprise Group, Inc.	390,387
200	Red Electrica Corporacion SA	17,186
5,300	Southern Company	229,437
2,450	Westar Energy, Inc.	88,298
8,050	Wisconsin Energy Corporation	350,819

	Total	5,222,124

	Total Common Stock (cost $223,045,908)	272,337,574

Shares	Collateral Held for Securities Loaned (0.4%)	Value

7,378,722	Thrivent Cash Management Trust	7,378,722

	Total Collateral Held for Securities Loaned (cost $7,378,722)	7,378,722

Shares or Principal Amount	Short-Term Investments (7.5%)[m]	Value

	Federal Home Loan Bank Discount Notes
8,400,000	0.059%, 8/1/2014	8,400,000
6,600,000	0.063%, 8/6/2014[l]	6,599,943
5,000,000	0.065%, 8/13/2014	4,999,892
37,000,000	0.065%, 8/22/2014	36,998,601
5,000,000	0.045%, 8/26/2014[l]	4,999,844
100,000	0.090%, 8/29/2014[l]	99,993
2,000,000	0.070%, 9/3/2014	1,999,872
2,000,000	0.065%, 9/5/2014	1,999,874
26,000,000	0.065%, 9/10/2014	25,998,122
10,000,000	0.080%, 9/17/2014[l]	9,998,955
100,000	0.070%, 9/19/2014[l]	99,990
2,000,000	0.075%, 9/24/2014	1,999,775
3,000,000	0.083%, 10/15/2014[l]	2,999,479
6,000,000	0.085%, 10/17/2014	5,998,909
	Federal Home Loan Mortgage Corporation Discount Notes
2,000,000	0.070%, 9/10/2014[l]	1,999,844
1,100,000	0.080%, 10/29/2014[l]	1,099,784
	Federal National Mortgage Association Discount Notes
15,000,000	0.070%, 9/17/2014	14,998,629

	Total Short-Term Investments (at amortized cost)	131,291,506

	Total Investments (cost $1,575,708,183) 104.8%	$1,825,712,635

	Other Assets and Liabilities, Net (4.8%)	(83,361,824)

	Total Net Assets 100.0%	$1,742,350,811

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2014, the value of these investments was $32,448,884 or 1.9% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Fund owned as of July 31, 2014.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$209,895
Apidos CLO XVIII, 7/22/2026	6/25/2014	214,463
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	210,000
Carlyle Global Market Strategies CLO 2012-2, Ltd., 7/20/2023	7/3/2014	215,000
CoBank ACB, 6/15/2022	10/18/2013	79,524
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	210,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	69,924
FNA Trust, 1/10/2018	4/29/2013	106,820
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	229,724
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	210,000
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	209,685

g	All or a portion of the security is on loan.
h	Security is fair valued.
i	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	At July 31, 2014, $13,527,192 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$255,969,825
Gross unrealized depreciation	(5,965,373)

Net unrealized appreciation (depreciation)	$250,004,452

Cost for federal income tax purposes	$1,575,708,183

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,232,122	–	7,232,122	–
Capital Goods	2,755,001	–	2,755,001	–
Communications Services	27,150,699	–	27,150,699	–
Consumer Cyclical	12,332,683	–	12,332,683	–
Consumer Non-Cyclical	7,319,543	–	7,319,543	–
Energy	2,755,893	–	2,755,893	–
Financials	3,003,213	–	3,003,213	–
Technology	3,345,349	–	3,345,349	–
Transportation	2,747,822	–	2,747,822	–
Utilities	2,012,848	–	2,012,848	–
Mutual Funds
Equity Mutual Funds	667,047,116	667,047,116	–	–
Fixed Income Mutual Funds	360,385,296	360,385,296	–	–
Long-Term Fixed Income
Asset-Backed Securities	16,940,161	–	16,762,829	177,332
Basic Materials	3,862,587	–	3,862,587	–
Capital Goods	3,005,589	–	3,005,589	–
Collateralized Mortgage Obligations	15,051,642	–	13,762,900	1,288,742
Commercial Mortgage-Backed Securities	20,471,377	–	20,471,377	–
Communications Services	9,491,948	–	9,491,948	–
Consumer Cyclical	6,943,838	–	6,943,838	–
Consumer Non-Cyclical	9,682,148	–	9,682,148	–
Energy	6,477,663	–	6,477,663	–
Financials	37,656,581	–	37,578,168	78,413
Foreign Government	1,541,037	–	1,541,037	–
Mortgage-Backed Securities	80,949,236	–	80,949,236	–
Technology	3,378,085	–	3,378,085	–
Transportation	2,417,720	–	2,417,720	–
U.S. Government and Agencies	90,783,068	–	90,783,068	–
Utilities	7,964,568	–	7,964,568	–
Common Stock
Consumer Discretionary	34,442,045	32,724,690	1,717,355	–
Consumer Staples	12,600,912	11,869,164	731,748	–
Energy	26,905,102	25,469,916	1,435,186	–
Financials	52,620,056	50,353,714	2,266,342	–
Health Care	36,660,916	35,993,392	667,524	–
Industrials	31,362,121	29,719,489	1,642,632	–
Information Technology	60,364,843	59,607,780	757,063	–
Materials	9,065,991	8,282,948	783,043	–
Telecommunications Services	3,093,464	2,405,774	687,690	–
Utilities	5,222,124	4,732,481	489,643	–
Collateral Held for Securities Loaned	7,378,722	7,378,722	–	–
Short-Term Investments	131,291,506	–	131,291,506	–
Total	$1,825,712,635	$1,295,970,482	$528,197,666	$1,544,487

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,086,151	2,086,151	–	–

Total Asset Derivatives	$2,086,151	$2,086,151	$–	$–

Liability Derivatives
Futures Contracts	4,150,725	445,918	3,704,807	–

Total Liability Derivatives	$4,150,725	$445,918	$3,704,807	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Moderate Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(330)	September 2014	($72,435,836)	($72,409,220)	$26,616
5-Yr. U.S. Treasury Bond Futures	(575)	September 2014	(68,918,128)	(68,330,665)	587,463
10-Yr. U.S. Treasury Bond Futures	65	September 2014	8,097,777	8,099,610	1,833
30-Yr. U.S. Treasury Bond Futures	630	September 2014	86,947,275	86,565,937	(381,338)
Eurex EURO STOXX 50 Futures	1,685	September 2014	73,717,595	70,012,788	(3,704,807)
Mini MSCI EAFE Index Futures	(87)	September 2014	(8,510,122)	(8,331,120)	179,002
S&P 400 Index Mini-Futures	(471)	September 2014	(65,714,617)	(64,423,380)	1,291,237
S&P 500 Index Futures	63	September 2014	30,371,774	30,315,600	(56,174)
Ultra Long Term U.S. Treasury Bond Futures	95	September 2014	14,338,563	14,330,157	(8,406)
Total Futures Contracts					($2,064,574)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Natural Resources	$28,391,795	$201,866	$–	2,784,907	$30,411,184	$201,866
Partner Small Cap Growth	34,662,005	4,650,982	–	2,282,447	34,122,589	–
Partner Small Cap Value	32,557,322	1,037,834	–	1,548,575	33,263,394	121,413
Small Cap Stock	18,516,616	128,286	–	888,631	19,212,208	–
Mid Cap Growth	16,342,089	1,807,501	–	744,157	17,100,736	–
Partner Mid Cap Value	33,727,203	6,369,497	–	2,538,489	37,518,863	175,774
Mid Cap Stock	58,058,777	206,163	–	2,637,150	65,559,560	206,163
Partner Worldwide Allocation	157,435,673	3,225,608	–	15,509,964	163,785,216	3,225,608
Large Cap Growth	86,452,682	319,027	–	11,340,537	96,734,778	319,027
Large Cap Value	121,106,616	1,604,194	–	6,548,778	131,630,433	1,604,194
Large Cap Stock	34,275,906	3,343,277	–	1,365,743	37,708,155	283,272
High Yield	48,237,443	2,196,569	1,050,324	9,681,840	49,377,382	2,196,524
Income	168,298,285	4,936,146	2,776,238	18,769,829	174,559,413	4,936,587
Government Bond	23,726,175	525,919	383,536	2,382,581	23,754,333	259,112
Limited Maturity Bond	114,167,422	2,037,297	2,968,007	9,037,223	112,694,168	1,384,411
Cash Management Trust-Collateral Investment	2,115,760	40,412,180	35,149,218	7,378,722	7,378,722	6,034
Total Value and Income Earned	978,071,769				1,034,811,134	14,919,985

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (5.4%)[a]	Value

Basic Materials (0.4%)
	Arch Coal, Inc., Term Loan
$753,768	6.250%, 5/16/2018	$737,887
	Axalta Coating Systems US Holdings, Inc., Term Loan
366,300	4.000%, 2/1/2020	363,813
	Fortescue Metals Group, Ltd., Term Loan
1,346,128	3.750%, 6/30/2019	1,337,714
	Ineos Group Holdings, Ltd., Term Loan
600,498	3.750%, 5/4/2018	596,162
	Wausau Paper Corporation, Term Loan
325,000	0.000%, 7/30/2020[b,c]	320,938

	Total	3,356,514

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
477,725	3.750%, 10/9/2019	474,276
	Berry Plastics Group, Inc., Term Loan
780,125	3.500%, 2/8/2020	770,147
	Silver II Borrower, Term Loan
201,106	4.000%, 12/13/2019	200,058
	STHI Holding Corporation, Term Loan
95,000	0.000%, 7/30/2021[b,c]	94,585

	Total	1,539,066

Communications Services (2.6%)
	Atlantic Broadband Penn, LLC, Term Loan
247,271	3.250%, 11/30/2019	245,231
	Birch Communication Inc., Term Loan
400,000	7.750%, 7/17/2020	392,000
	Cengage Learning Aquisitions, Term Loan
1,142,138	7.000%, 3/31/2020	1,147,368
	Cequel Communications, LLC, Term Loan
249,108	3.500%, 2/14/2019	247,162
	Charter Communications Operating, LLC, Term Loan
103,950	3.000%, 7/1/2020	101,611
	Clear Channel Communications, Inc., Term Loan
8,584	3.805%, 1/29/2016	8,490
492,893	6.905%, 1/30/2019	482,956
158,523	7.655%, 7/30/2019	157,879
	Cumulus Media Holdings, Inc., Term Loan
392,202	4.250%, 12/23/2020	391,853
	Fairpoint Communications, Term Loan
518,437	7.500%, 2/14/2019	533,908
	Grande Communications Networks, LLC, Term Loan
301,951	4.500%, 5/29/2020	301,574
	Hargray Communications Group, Inc., Term Loan
425,700	4.750%, 6/26/2019	426,445
	IMG Worldwide, Inc., Term Loan
6,850,000	5.250%, 5/6/2021	6,791,775

Principal Amount	Bank Loans (5.4%)[a]	Value

Communications Services (2.6%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$301,188	5.250%, 2/22/2019	$301,847
105,000	9.750%, 2/21/2020	106,706
	Intelsat Jackson Holdings SA, Term Loan
336,057	3.750%, 6/30/2019	334,736
	Level 3 Communications, Inc., Term Loan
675,000	4.000%, 1/15/2020	672,327
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
180,000	4.500%, 1/7/2022[b,c]	180,045
	LTS Buyer, LLC, Term Loan
227,700	4.000%, 4/13/2020	226,609
16,445	8.000%, 4/12/2021	16,527
	McGraw-Hill Global Education, LLC, Term Loan
470,093	5.750%, 3/22/2019	473,718
	Mediacom Broadband, LLC, Term Loan
270,187	4.000%, 1/20/2020	269,345
	NEP Broadcasting, LLC, Term Loan
31,429	9.500%, 7/22/2020	32,136
	NEP/NCP Holdco, Inc., Term Loan
775,207	4.250%, 1/22/2020	773,269
	NTelos, Inc., Term Loan
162,112	5.750%, 11/9/2019	161,842
	Syniverse Holdings, Inc., Term Loan
407,199	4.000%, 4/23/2019	405,546
	TNS, Inc., Term Loan
304,177	5.000%, 2/14/2020	304,177
	Univision Communications, Inc., Term Loan
764,203	4.000%, 3/1/2020	759,106
	Virgin Media Investment Holdings, Ltd., Term Loan
640,000	3.500%, 6/7/2020	634,291
	Visant Corporation, Term Loan
626,972	5.250%, 12/22/2016	624,621
	WideOpenWest Finance, LLC, Term Loan
681,375	4.750%, 4/1/2019	682,227
	XO Communications, LLC, Term Loan
139,650	4.250%, 3/20/2021	139,650
	Yankee Cable Acquisition, LLC, Term Loan
400,641	4.250%, 3/1/2020	401,727
	Zayo Group, LLC, Term Loan
606,444	4.000%, 7/2/2019	601,520

	Total	19,330,224

Consumer Cyclical (0.8%)
	Amaya Gaming Group, Inc., Term Loan
175,000	0.000%, 7/28/2022[b,c]	173,141
	Bally Technologies, Inc., Term Loan
231,775	4.250%, 11/25/2020	231,557

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (5.4%)[a]	Value

Consumer Cyclical (0.8%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$313,571	4.250%, 2/23/2017	$311,872
	Ceridian Corporation, Term Loan
532,754	4.405%, 5/9/2017	532,669
	Chrysler Group, LLC, Term Loan
335,674	3.500%, 5/24/2017	334,416
	Golden Nugget, Inc., Delayed Draw
58,208	5.500%, 11/21/2019	59,226
	Golden Nugget, Inc., Term Loan
135,818	5.500%, 11/21/2019	138,194
	J.C. Penney Corporation, Inc., Term Loan
148,500	6.000%, 5/22/2018	149,853
	Las Vegas Sands, LLC, Term Loan
696,500	3.250%, 12/19/2020	693,958
	Marina District Finance Company, Inc., Term Loan
606,950	6.750%, 8/15/2018	613,523
	MGM Resorts International, Term Loan
329,975	3.500%, 12/20/2019	327,322
	Mohegan Tribal Gaming Authority, Term Loan
746,250	5.500%, 11/19/2019	752,466
	Rite Aid Corporation, Term Loan
79,202	3.500%, 2/21/2020	78,766
160,000	5.750%, 8/21/2020	162,267
	ROC Finance, LLC, Term Loan
565,725	5.000%, 6/20/2019	551,582
	Seminole Indian Tribe of Florida, Term Loan
177,938	3.000%, 4/29/2020	177,493
	Seven Seas Cruises S de RL, LLC, Term Loan
512,345	3.750%, 12/21/2018	511,065
	Toys R Us, Inc., Term Loan
424,933	5.250%, 5/25/2018	350,391

	Total	6,149,761

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
465,315	4.750%, 3/21/2019	465,026
	Biomet, Inc., Term Loan
371,855	3.663%, 7/25/2017	371,134
	CHS/Community Health Systems, Inc., Term Loan
93,655	3.478%, 1/25/2017	93,655
249,620	4.250%, 1/27/2021	249,870
	Del Monte Corporation, Term Loan
62,879	3.500%, 3/9/2020	61,740
	Hologic, Inc., Term Loan
325,805	3.250%, 8/1/2019	324,039
	JBS USA, LLC, Term Loan
341,104	3.750%, 5/25/2018	340,251
	Roundy’s Supermarkets, Inc., Term Loan
510,359	5.750%, 3/3/2021	506,690
	Supervalu, Inc., Term Loan
470,710	4.500%, 3/21/2019	469,180

Principal Amount	Bank Loans (5.4%)[a]	Value

Consumer Non-Cyclical (0.4%) - continued
	Van Wagner Communications, LLC, Term Loan
$264,236	6.250%, 8/3/2018	$265,998

	Total	3,147,583

Energy (0.2%)
	Energy Solutions, LLC, Term Loan
165,000	6.750%, 5/29/2020	167,063
	Fieldwood Energy, LLC, Term Loan
29,557	8.375%, 9/30/2020	30,133
	Houston Fuel Oil Terminal, LLC, Term Loan
120,000	0.000%, 7/31/2021[b,c]	119,400
	McJunkin Red Man Corporation, Term Loan
238,200	5.000%, 11/8/2019	238,200
	Offshore Group Investment, Ltd., Term Loan
424,625	5.750%, 3/28/2019	422,370
	Pacific Drilling SA, Term Loan
202,950	4.500%, 6/3/2018	202,611
	TerraForm Power Operating, LLC, Term Loan
100,000	0.000%, 7/23/2019 [b,c]	100,563

	Total	1,280,340

Financials (0.2%)
	DJO Finance, LLC, Term Loan
490,936	4.250%, 9/15/2017	491,201
	GEO Group, Inc., Term Loan
102,700	3.250%, 4/3/2020	102,572
	Harland Clarke Holdings Corporation, Term Loan
59,250	6.000%, 8/4/2019	60,194
	MoneyGram International, Inc., Term Loan
409,812	4.250%, 3/27/2020	402,538
	WaveDivision Holdings, LLC, Term Loan
630,400	4.000%, 10/12/2019	628,301

	Total	1,684,806

Technology (0.2%)
	First Data Corporation, Term Loan
530,000	3.666%, 3/23/2018	524,923
275,000	3.666%, 9/24/2018	271,563
	Freescale Semiconductor, Inc., Term Loan
375,264	4.250%, 2/28/2020	373,076
231,253	5.000%, 1/15/2021	231,155
	Infor US, Inc., Term Loan
312,809	3.750%, 6/3/2020	309,550

	Total	1,710,267

Transportation (0.2%)
	American Airlines, Inc., Term Loan
425,700	3.750%, 6/27/2019	425,436
	Delta Air Lines, Inc., Term Loan
398,956	3.250%, 4/20/2017	398,059
	OSG Bulk Ships, Inc., Term Loan
240,000	0.000%, 3/7/2019 [b,c]	241,099

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (5.4%)[a]	Value

Transportation (0.2%) - continued
	United Air Lines, Inc., Term Loan
$256,750	3.500%, 4/1/2019	$255,520

	Total	1,320,114

Utilities (0.2%)
	Calpine Corporation, Term Loan
78,779	4.000%, 4/1/2018	78,835
545,287	4.000%, 10/9/2019	545,287
	Intergen NV, Term Loan
198,000	5.500%, 6/15/2020	198,826
	NGPL PipeCo, LLC, Term Loan
463,632	6.750%, 9/15/2017	461,313

	Total	1,284,261

	Total Bank Loans (cost $40,828,735)	40,802,936

Shares	Mutual Funds (46.6%)	Value

Equity Mutual Funds (22.4%)
1,217,132	Thrivent Natural Resources Fund	13,291,078
370,738	Thrivent Partner Small Cap Value Fund	7,963,444
168,977	Thrivent Small Cap Stock Fund	3,653,283
1,385,262	Thrivent Partner Mid Cap Value Fund	20,474,169
429,488	Thrivent Mid Cap Stock Fund	10,677,081
4,589,806	Thrivent Partner Worldwide Allocation Fund	48,468,350
2,270,005	Thrivent Large Cap Growth Fund	19,363,141
2,212,214	Thrivent Large Cap Value Fund	44,465,506
35,454	Thrivent Large Cap Stock Fund	978,887

	Total	169,334,939

Fixed Income Mutual Funds (24.2%)
4,872,603	Thrivent High Yield Fund	24,850,276
7,020,841	Thrivent Income Fund	65,293,821
1,100,499	Thrivent Government Bond Fund	10,971,978
6,592,122	Thrivent Limited Maturity Bond Fund	82,203,758

	Total	183,319,833

	Total Mutual Funds (cost $294,782,814)	352,654,772

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Asset-Backed Securities (1.8%)
	Access Group, Inc.
372,555	0.655%, 2/25/2036[d,e]	370,264
	Ally Auto Receivables Trust 2013- SN1
540,000	0.720%, 5/20/2016	540,478
	BA Credit Card Trust
220,000	0.532%, 6/15/2021[e]	220,015
	Capital One Multi-Asset Execution Trust
300,000	0.532%, 1/18/2022[e]	300,139
	Chase Issuance Trust
300,000	1.150%, 1/15/2019	300,261
	Chesapeake Funding, LLC
484,498	0.606%, 1/7/2025[d,e]	485,120
	Countrywide Asset-Backed Certificates
524,825	5.530%, 4/25/2047	507,572

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Asset-Backed Securities (1.8%) - continued
	DT Auto Owner Trust
$38,552	0.750%, 5/16/2016[d]	$38,560
	Edlinc Student Loan Funding Trust
277,493	3.180%, 10/1/2025[e,f]	280,962
	FirstEnergy Ohio PIRB Special Purpose Trust 2013
256,612	0.679%, 1/15/2019	256,525
	FNA Trust
192,285	1.980%, 1/10/2018[f]	192,766
	Ford Credit Auto Owner Trust
170,000	2.260%, 11/15/2025[d]	170,562
	GE Equipment Transportation, LLC
450,000	0.690%, 11/25/2016	450,617
	Golden Credit Card Trust
360,000	0.402%, 2/15/2018[d,e]	360,113
400,000	0.582%, 9/15/2018[d,e]	401,030
	GreatAmerica Leasing Receivables
450,000	0.610%, 5/15/2016[d]	449,985
	Hertz Fleet Lease Funding, LP
450,000	0.703%, 12/10/2027[d,e]	450,896
	HLSS Servicer Advance Receivables Backed Notes
450,000	1.287%, 9/15/2044[d]	450,135
	Hyundai Floorplan Master Owner Trust
607,500	0.502%, 5/15/2018[d,e]	608,524
	Master Credit Card Trust
366,300	0.780%, 4/21/2017[d]	366,771
	Morgan Stanley Capital, Inc.
723,613	0.305%, 2/25/2037[e]	461,684
	Motor plc
432,000	0.655%, 2/15/2021[d]	431,824
	Nissan Master Owner Trust Receivables
600,000	0.452%, 2/15/2018[e]	600,281
	Penarth Master Issuer plc
460,000	0.546%, 11/18/2017[d,e]	460,569
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036	1,693,584
	SLM Student Loan Trust
213,504	0.752%, 8/15/2022[d,e]	213,892
350,330	0.634%, 4/25/2023[d,e]	350,639
300,000	1.202%, 5/17/2027[d,e]	302,779
	Vericrest Opportunity Loan Transferee
423,063	3.125%, 4/27/2054[d]	424,061
	Volvo Financial Equipment, LLC
450,000	0.740%, 3/15/2017[d]	450,618
	World Financial Network Credit Card Master Trust
450,000	0.910%, 3/16/2020	449,803
	World Omni Automobile Lease Securitization Trust
425,000	1.400%, 2/15/2019	428,493
	World Omni Master Owner Trust
360,000	0.502%, 2/15/2018[d,e]	360,394

	Total	13,829,916

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Basic Materials (0.4%)
	Anglo American Capital plc
$115,000	1.184%, 4/15/2016[d,e]	$115,345
	FMG Resources Pty. Ltd.
629,086	6.875%, 2/1/2018[d,g]	652,677
	Freeport-McMoRan Copper & Gold, Inc.
359,000	2.375%, 3/15/2018	362,267
	Glencore Funding, LLC
135,000	1.700%, 5/27/2016[d]	135,943
162,000	3.125%, 4/29/2019[d]	164,284
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
315,000	8.875%, 2/1/2018	325,080
	Ineos Finance plc
315,000	7.500%, 5/1/2020[d]	337,444
	LyondellBasell Industries NV
190,000	6.000%, 11/15/2021	225,152
	Mosaic Company
196,000	5.450%, 11/15/2033	218,817
	Sappi Papier Holding GmbH
180,000	6.625%, 4/15/2021[d]	190,350
	Vale Overseas, Ltd.
168,000	6.250%, 1/23/2017	185,462
	Yamana Gold, Inc.
190,000	4.950%, 7/15/2024[d]	190,045

	Total	3,102,866

Capital Goods (0.3%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[d]	104,945
	Caterpillar, Inc.
108,000	3.400%, 5/15/2024	108,558
	CNH Capital, LLC
315,000	3.625%, 4/15/2018	314,212
	Eaton Corporation
108,000	4.000%, 11/2/2032	107,551
	Harsco Corporation
168,000	2.700%, 10/15/2015	169,176
	Ingersoll-Rand Global Holding Company, Ltd.
208,000	6.875%, 8/15/2018	246,063
	L-3 Communications Corporation
208,000	1.500%, 5/28/2017	207,177
	Martin Marietta Materials, Inc.
245,000	1.331%, 6/30/2017[d,e]	244,858
	Reynolds Group Issuer, Inc.
314,086	5.750%, 10/15/2020	320,368
	Roper Industries, Inc.
216,000	2.050%, 10/1/2018	215,258
	RSC Equipment Rental, Inc.
315,000	8.250%, 2/1/2021	343,744
	Textron, Inc.
135,000	5.600%, 12/1/2017	150,846

	Total	2,532,756

Collateralized Mortgage Obligations (1.5%)
	Alm Loan Funding CLO
170,000	1.664%, 10/17/2026[c,e,f]	169,915
	Alternative Loan Trust
397,401	6.000%, 6/25/2036	366,330
	Apidos CLO XVIII
175,000	1.646%, 7/22/2026[e,f]	174,457
	Birchwood Park CLO, Ltd.
170,000	1.674%, 7/15/2026[c,e,f,h]	170,000

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Collateralized Mortgage Obligations (1.5%) - continued
	Carlyle Global Market Strategies CLO 2012-2, Ltd.
$175,000	1.532%, 7/20/2023[e,f]	$175,000
	Citigroup Mortgage Loan Trust, Inc.
279,336	5.500%, 11/25/2035	259,810
	CitiMortgage Alternative Loan Trust
926,078	5.750%, 4/25/2037	800,432
	Countrywide Alternative Loan Trust
643,210	5.268%, 10/25/2035	537,703
315,462	6.500%, 8/25/2036	234,692
178,522	6.000%, 1/25/2037	160,854
1,090,912	5.500%, 5/25/2037	931,815
873,147	7.000%, 10/25/2037	629,786
	Countrywide Home Loans, Inc.
336,380	5.750%, 4/25/2037	309,287
	Deutsche Alt-A Securities Mortgage Loan Trust
277,487	6.000%, 10/25/2021	248,022
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
112,336	5.500%, 10/25/2021	110,216
	Dryden 34 Senior Loan Fund CLO
170,000	1.663%, 10/15/2026[c,e,f]	170,000
	Federal Home Loan Mortgage Corporation
1,717,100	3.000%, 4/15/2028[i]	213,826
1,252,005	3.000%, 2/15/2033[i]	194,404
	Federal National Mortgage Association
2,715,938	3.500%, 1/25/2033[i]	437,375
	Greenpoint Mortgage Funding Trust
920,199	0.355%, 10/25/2045[e]	728,463
	J.P. Morgan Mortgage Trust
83,070	2.591%, 10/25/2036	69,911
811,357	0.535%, 1/25/2037[e]	542,961
967,093	6.250%, 8/25/2037	699,983
	Madison Park Funding XIV CLO, Ltd.
190,000	1.681%, 7/20/2026[c,e,f]	189,772
	MASTR Alternative Loans Trust
196,296	6.500%, 7/25/2034	201,272
587,245	0.605%, 12/25/2035[e]	331,737
	Merrill Lynch Alternative Note Asset Trust
210,594	6.000%, 3/25/2037	197,329
	Neuberger Berman CLO, Ltd.
150,000	1.701%, 8/4/2025[e,f]	149,879
	Octagon Investment Partners XX CLO, Ltd.
170,000	1.675%, 8/12/2026[c,e,f]	170,000
	Residential Accredit Loans, Inc.
186,848	5.750%, 9/25/2035	169,132
	Residential Asset Securitization Trust
779,713	0.535%, 8/25/2037[e]	318,369
	Sequoia Mortgage Trust
39,379	2.685%, 9/20/2046	1,675
1,344,291	2.685%, 9/20/2046	1,151,081
	Voya CLO 2014-3, Ltd.
170,000	1.653%, 7/25/2026[e,f]	169,745

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Collateralized Mortgage Obligations (1.5%) - continued
	WaMu Mortgage Pass Through Certificates
$206,976	2.342%, 9/25/2036	$188,115
188,637	2.377%, 10/25/2036	173,015

	Total	11,746,363

Commercial Mortgage-Backed Securities (2.0%)
	Banc of America Commercial Mortgage, Inc.
1,600,000	5.612%, 4/10/2049	1,745,826
2,450,000	5.565%, 6/10/2049	2,679,097
	Bear Stearns Commercial Mortgage Securities, Inc.
957,978	5.331%, 2/11/2044	1,028,104
	Commercial Mortgage Pass-Through Certificates
540,000	1.204%, 6/8/2030[d,e]	541,805
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,849,508
	Credit Suisse Mortgage Capital Certificates
1,850,000	5.509%, 9/15/2039	1,985,283
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
555,207	0.727%, 12/25/2016	551,430
	Federal National Mortgage Association
450,000	1.272%, 1/25/2017	452,901
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,102,845
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
141,731	0.852%, 4/15/2028[d,e]	141,605
300,000	1.102%, 12/15/2028[d,e]	300,087
800,000	5.703%, 2/12/2049	867,058
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	542,842
	SCG Trust 2013-SRP1
150,000	1.552%, 11/15/2026[d,e]	150,612
	Wachovia Bank Commercial Mortgage Trust
1,200,000	5.603%, 10/15/2048	1,297,946

	Total	15,236,949

Communications Services (1.1%)
	AMC Networks, Inc.
315,000	4.750%, 12/15/2022	314,212
	America Movil SAB de CV
189,000	5.000%, 10/16/2019	210,172
	American Tower Corporation
286,000	7.000%, 10/15/2017	330,709
	AT&T, Inc.
90,000	1.137%, 11/27/2018[e]	91,641
168,000	3.875%, 8/15/2021	177,349
	British Telecommunications plc
135,000	1.625%, 6/28/2016	136,535
60,000	1.250%, 2/14/2017	59,897
	CBS Corporation
162,000	8.875%, 5/15/2019	206,911

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Communications Services (1.1%) - continued
	CC Holdings GS V, LLC
$116,000	2.381%, 12/15/2017	$118,171
	CCO Holdings, LLC
315,000	7.375%, 6/1/2020	336,262
	CenturyLink, Inc.
250,000	6.450%, 6/15/2021	268,750
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[d]	184,625
	Comcast Corporation
100,000	4.650%, 7/15/2042	103,471
132,000	4.750%, 3/1/2044	137,982
	Cox Communications, Inc.
160,000	9.375%, 1/15/2019[d]	205,311
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[d]	105,881
	DIRECTV Holdings, LLC
132,000	1.750%, 1/15/2018	131,612
112,000	5.875%, 10/1/2019	129,315
81,000	4.450%, 4/1/2024	84,844
	Hughes Satellite Systems Corporation
315,000	6.500%, 6/15/2019	347,681
	Intelsat Jackson Holdings SA
315,000	7.250%, 4/1/2019	330,750
	Level 3 Financing, Inc.
315,000	8.625%, 7/15/2020	342,562
	NBC Universal Enterprise, Inc.
270,000	0.919%, 4/15/2018[d,e]	272,921
	Nippon Telegraph & Telephone Corporation
120,000	1.400%, 7/18/2017	120,332
	Numericable Group SA
190,000	6.000%, 5/15/2022[d]	190,950
	SBA Tower Trust
110,000	5.101%, 4/17/2017[d]	117,168
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019[d]	129,968
	Sprint Communications, Inc.
314,086	9.000%, 11/15/2018[d]	368,266
	Telefonica Emisiones SAU
168,000	3.992%, 2/16/2016	175,306
189,000	3.192%, 4/27/2018	196,590
	Time Warner Cable, Inc.
110,000	5.000%, 2/1/2020	122,431
176,000	6.550%, 5/1/2037	217,989
	Unitymedia Hessen GmbH & Company KG
190,000	5.500%, 1/15/2023[d]	190,950
	Univision Communications, Inc.
315,000	6.875%, 5/15/2019[d]	330,750
	UPCB Finance V, Ltd.
315,000	7.250%, 11/15/2021[d]	341,775
	Verizon Communications, Inc.
100,000	1.350%, 6/9/2017	99,849
93,000	1.100%, 11/1/2017	91,743
112,000	1.981%, 9/14/2018[e]	117,755
56,000	3.650%, 9/14/2018	59,702
125,000	1.002%, 6/17/2019[e]	126,731
168,000	6.400%, 9/15/2033	208,322
100,000	5.050%, 3/15/2034	106,141
56,000	6.550%, 9/15/2043	70,328
	Viacom, Inc.
108,000	2.500%, 9/1/2018	109,607

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Communications Services (1.1%) - continued
	Wind Acquisition Finance SA
$215,000	7.375%, 4/23/2021[d]	$224,137

	Total	8,344,354

Consumer Cyclical (0.9%)
	American Honda Finance Corporation
360,000	0.602%, 5/26/2016[d,e]	361,467
	Chrysler Group, LLC
320,000	8.000%, 6/15/2019	340,800
	Cinemark USA, Inc.
315,000	4.875%, 6/1/2023	307,912
	Daimler Finance North America, LLC
270,000	1.085%, 8/1/2018[d,e]	272,751
	Delphi Corporation
168,000	6.125%, 5/15/2021	186,480
	Ford Motor Company
95,000	7.450%, 7/16/2031	125,925
	Ford Motor Credit Company, LLC
182,000	12.000%, 5/15/2015	198,211
270,000	1.474%, 5/9/2016[e]	273,779
230,000	2.375%, 1/16/2018	233,500
130,000	5.000%, 5/15/2018	143,164
	Gap, Inc.
125,000	5.950%, 4/12/2021	143,462
	General Motors Company
84,000	3.500%, 10/2/2018[d]	84,420
208,000	6.250%, 10/2/2043[d]	235,560
	General Motors Financial Company, Inc.
315,000	3.250%, 5/15/2018	314,606
	Home Depot, Inc.
135,000	4.875%, 2/15/2044	147,752
	Hyundai Capital America
218,000	1.450%, 2/6/2017[d]	217,953
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[d]	329,175
	KB Home
160,000	4.750%, 5/15/2019	158,000
	L Brands, Inc.
315,000	5.625%, 2/15/2022	330,750
	Lennar Corporation
315,000	4.125%, 12/1/2018	316,575
	Macy’s Retail Holdings, Inc.
55,000	4.375%, 9/1/2023	58,130
250,000	3.625%, 6/1/2024	247,014
	Nissan Motor Acceptance
	Corporation
168,000	0.777%, 3/3/2017[d,e]	168,472
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	119,000
111,000	4.000%, 12/31/2018	112,665
	Toyota Motor Credit Corporation
80,000	1.750%, 5/22/2017	80,996
	TRW Automotive, Inc.
140,000	7.250%, 3/15/2017[d]	158,025
	Walgreen Company
183,000	5.250%, 1/15/2019	205,504
	Western Union Company
122,000	2.375%, 12/10/2015	124,225
	WMG Acquisition Corporation
150,000	6.750%, 4/15/2022[d]	145,875

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Consumer Cyclical (0.9%) - continued
	Wynn Las Vegas, LLC
$315,000	5.375%, 3/15/2022	$319,725

	Total	6,461,873

Consumer Non-Cyclical (1.0%)
	Altria Group, Inc.
135,000	9.700%, 11/10/2018	174,983
189,000	4.000%, 1/31/2024	192,650
	Amgen, Inc.
120,000	0.828%, 5/22/2019[e]	120,564
	Anheuser-Busch InBev Finance, Inc.
105,000	0.625%, 2/1/2019[e]	105,047
	Anheuser-Busch InBev Worldwide, Inc.
214,000	7.750%, 1/15/2019	263,088
	Boston Scientific Corporation
135,000	2.650%, 10/1/2018	137,147
	Bunge Limited Finance Corporation
162,000	8.500%, 6/15/2019	202,167
	CareFusion Corporation
104,000	1.450%, 5/15/2017	103,641
156,000	6.375%, 8/1/2019	181,352
	Celgene Corporation
216,000	1.900%, 8/15/2017	218,457
56,000	2.300%, 8/15/2018	56,546
	CHS/Community Health Systems, Inc.
315,000	7.125%, 7/15/2020	336,263
	ConAgra Foods, Inc.
120,000	0.603%, 7/21/2016[e]	119,951
174,000	1.900%, 1/25/2018	173,917
	Coventry Health Care, Inc.
198,000	5.950%, 3/15/2017	220,723
	CVS Caremark Corporation
108,000	6.125%, 9/15/2039	133,074
	Endo Finance LLC & Endo Finco, Inc.
315,000	7.000%, 7/15/2019[d]	331,538
	Express Scripts Holding Company
108,000	2.650%, 2/15/2017	111,493
70,000	1.250%, 6/2/2017	69,702
120,000	2.250%, 6/15/2019	118,787
	Forest Laboratories, Inc.
225,000	4.375%, 2/1/2019[d]	240,975
	Fresenius Medical Care US Finance II, Inc.
315,000	5.875%, 1/31/2022[d]	344,138
	Hawk Acquisition Sub, Inc.
314,086	4.250%, 10/15/2020	312,123
	IMS Health, Inc.
413,000	6.000%, 11/1/2020[d]	431,585
	Kroger Company
85,000	0.763%, 10/17/2016[e]	85,186
112,000	1.200%, 10/17/2016	112,150
	Lorillard Tobacco Company
130,000	2.300%, 8/21/2017[g]	131,978
108,000	8.125%, 6/23/2019	134,596
	Mattel, Inc.
135,000	1.700%, 3/15/2018	133,704
	McKesson Corporation
70,000	1.292%, 3/10/2017	69,925
	Medco Health Solutions, Inc.
141,000	7.125%, 3/15/2018	165,691

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Consumer Non-Cyclical (1.0%) - continued
	Mondelez International, Inc.
$87,000	0.745%, 2/1/2019[e]	$86,808
	Mylan, Inc.
122,000	7.875%, 7/15/2020[d]	134,169
	Pernod Ricard SA
112,000	2.950%, 1/15/2017[d]	115,872
108,000	5.750%, 4/7/2021[d]	124,101
	Perrigo Company, Ltd.
308,000	1.300%, 11/8/2016[d]	307,207
130,000	2.300%, 11/8/2018[d]	129,260
	Roche Holdings, Inc.
50,000	7.000%, 3/1/2039[d]	71,112
	SABMiller Holdings, Inc.
150,000	2.450%, 1/15/2017[d]	154,033
	Safeway, Inc.
50,000	3.400%, 12/1/2016	52,460
	Spectrum Brands Escrow Corporation
315,000	6.375%, 11/15/2020	331,537
	Thermo Fisher Scientific, Inc.
162,000	1.300%, 2/1/2017	161,865
162,000	2.400%, 2/1/2019	162,538
	Tyson Foods, Inc.
117,000	4.500%, 6/15/2022	123,112
	Valeant Pharmaceuticals International
315,000	6.875%, 12/1/2014[d]	325,237
	WM Wrigley Jr. Company
140,000	2.000%, 10/20/2017[d]	141,537

	Total	7,953,989

Energy (0.7%)
	Buckeye Partners, LP
168,000	2.650%, 11/15/2018	169,860
	Canadian Natural Resources, Ltd.
90,000	0.609%, 3/30/2016[e]	90,274
	CNOOC Nexen Finance 2014 ULC
168,000	1.625%, 4/30/2017	168,137
	CNPC General Capital, Ltd.
104,000	1.450%, 4/16/2016[d]	103,985
104,000	2.750%, 4/19/2017[d]	106,379
	Concho Resources, Inc.
314,086	5.500%, 10/1/2022	326,649
	Continental Resources, Inc.
208,000	5.000%, 9/15/2022	223,080
	Devon Energy Corporation
243,000	1.200%, 12/15/2016	243,235
	Enbridge, Inc.
184,000	0.678%, 6/2/2017[e]	184,359
	EQT Corporation
99,000	5.150%, 3/1/2018	107,710
118,000	8.125%, 6/1/2019	146,113
	Hess Corporation
200,000	8.125%, 2/15/2019	249,269
	Linn Energy, LLC
314,086	6.250%, 11/1/2019	318,797
	MEG Energy Corporation
315,000	6.500%, 3/15/2021[d]	323,662
	Murphy Oil Corporation
91,000	2.500%, 12/1/2017	92,928
	Oasis Petroleum, Inc.
315,000	6.875%, 1/15/2023	340,988
	Offshore Group Investment, Ltd.
315,000	7.500%, 11/1/2019	324,450

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Energy (0.7%) - continued
	Petrobras Global Finance BV
$224,000	2.000%, 5/20/2016	$224,390
105,000	3.112%, 3/17/2020[e]	107,494
	Petroleos Mexicanos
139,000	3.500%, 7/18/2018	144,560
	Pioneer Natural Resources Company
65,000	5.875%, 7/15/2016	70,891
	Range Resources Corporation
315,000	5.000%, 8/15/2022	322,875
	Sinopec Capital 2013, Ltd.
170,000	1.250%, 4/24/2016[d]	169,544
	Suncor Energy, Inc.
114,000	6.100%, 6/1/2018	131,129
	Total Capital International SA
85,000	0.580%, 6/19/2019[e]	85,244
	Transocean, Inc.
200,000	6.000%, 3/15/2018	223,532
	Weatherford International, Ltd.
156,000	9.625%, 3/1/2019	202,625
	Williams Companies, Inc.
104,000	3.700%, 1/15/2023	98,726

	Total	5,300,885

Financials (3.7%)
	Abbey National Treasury Services plc
112,000	3.050%, 8/23/2018	116,302
	ABN AMRO Bank NV
193,000	2.500%, 10/30/2018[d]	195,345
	American Express Credit Corporation
80,000	2.375%, 3/24/2017	82,465
125,000	0.781%, 3/18/2019[e]	125,737
	American International Group, Inc.
260,000	8.250%, 8/15/2018	319,898
65,000	2.300%, 7/16/2019	64,588
	ANZ National International, Ltd. of London
135,000	3.125%, 8/10/2015[d]	138,509
	ANZ New Zealand International, Ltd.
154,000	1.400%, 4/27/2017[d]	153,811
	Australia and New Zealand Banking Group, Ltd.
160,000	0.490%, 6/13/2017[d,e]	159,908
	Aviation Capital Group Corporation
112,000	3.875%, 9/27/2016[d]	115,795
	Banco Santander Chile
150,000	1.134%, 4/11/2017[d,e]	149,997
	Bank Nederlandse Gemeenten NV
81,000	1.375%, 3/19/2018[d]	80,688
	Bank of America Corporation
130,000	5.750%, 8/15/2016	140,917
216,000	5.700%, 5/2/2017	238,221
335,000	5.750%, 12/1/2017	375,816
321,000	1.300%, 3/22/2018[e]	326,175
312,000	5.650%, 5/1/2018	350,880
105,000	1.105%, 4/1/2019[e]	105,811
108,000	4.000%, 4/1/2024	109,501
132,000	5.875%, 2/7/2042	156,216
	Bank of Montreal
165,000	0.834%, 4/9/2018[e]	166,572

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Financials (3.7%) - continued
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
$220,000	0.640%, 3/10/2017[d,e]	$219,943
	Banque Federative du Credit Mutuel SA
168,000	1.084%, 1/20/2017[d,e]	169,390
	Barclays Bank plc
142,000	10.179%, 6/12/2021[d]	195,076
	BBVA Banco Continental SA
180,000	2.250%, 7/29/2016[d]	181,530
	BBVA US Senior SAU
203,000	4.664%, 10/9/2015	211,885
	Berkshire Hathaway Finance Corporation
150,000	1.600%, 5/15/2017	152,028
270,000	1.300%, 5/15/2018	265,999
	BioMed Realty, LP
162,000	2.625%, 5/1/2019	161,805
	BNP Paribas SA
112,000	1.250%, 12/12/2016	112,108
187,000	2.375%, 9/14/2017	190,610
	BPCE SA
105,000	1.073%, 2/10/2017[e]	106,019
198,000	1.625%, 2/10/2017	199,184
	Capital One Bank USA NA
105,000	1.200%, 2/13/2017	104,963
	Capital One Financial Corporation
180,000	0.680%, 3/22/2016[e]	180,389
194,000	6.150%, 9/1/2016	213,559
115,000	2.450%, 4/24/2019	115,117
	Citigroup, Inc.
572,000	5.500%, 2/15/2017	626,536
105,000	0.770%, 3/10/2017[e]	105,135
112,000	6.000%, 8/15/2017	125,998
90,000	1.003%, 4/8/2019[e]	90,122
185,000	8.500%, 5/22/2019	234,046
139,000	4.050%, 7/30/2022	141,604
	CoBank ACB
80,000	0.831%, 6/15/2022[e,f]	73,800
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
133,000	3.950%, 11/9/2022	134,058
	Credit Agricole SA
220,000	1.625%, 4/15/2016[d]	222,459
105,000	1.034%, 4/15/2019[d,e]	105,784
	Credit Suisse AG
112,000	5.400%, 1/14/2020	125,183
	CyrusOne, LP
315,000	6.375%, 11/15/2022	332,325
	DDR Corporation
208,000	9.625%, 3/15/2016	236,203
	Deutsche Bank AG
225,000	1.350%, 5/30/2017	224,230
	Discover Bank
135,000	8.700%, 11/18/2019	170,033
	Discover Financial Services
108,000	6.450%, 6/12/2017	121,855
	DnB Boligkreditt AS
215,000	1.450%, 3/21/2018[d]	212,656
	Eksportfinans ASA
81,000	3.000%, 11/17/2014	81,421
120,000	5.500%, 5/25/2016	127,020
	Fifth Third Bancorp
147,000	5.450%, 1/15/2017	160,649

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Financials (3.7%) - continued
	General Electric Capital Corporation
$521,000	6.000%, 8/7/2019	$612,015
270,000	1.231%, 3/15/2023[e]	271,104
204,000	6.750%, 3/15/2032	269,428
	Genworth Financial, Inc.
176,000	7.700%, 6/15/2020	215,098
	Goldman Sachs Group, Inc.
230,000	2.375%, 1/22/2018	232,667
270,000	1.436%, 4/30/2018[e]	275,174
90,000	1.324%, 11/15/2018[e]	91,470
134,000	7.500%, 2/15/2019	161,641
193,000	5.375%, 3/15/2020	217,017
261,000	5.250%, 7/27/2021	291,179
	Hartford Financial Services Group, Inc.
191,000	4.000%, 10/15/2017	205,253
134,000	5.125%, 4/15/2022	151,210
	HBOS plc
156,000	6.750%, 5/21/2018[d]	178,290
	HCP, Inc.
66,000	6.000%, 1/30/2017	73,390
55,000	6.700%, 1/30/2018	63,811
	Health Care REIT, Inc.
155,000	4.700%, 9/15/2017	169,108
61,000	2.250%, 3/15/2018	61,557
	HSBC Bank plc
220,000	0.864%, 5/15/2018[d,e]	221,971
	HSBC Finance Corporation
243,000	6.676%, 1/15/2021	289,709
	HSBC Holdings plc
104,000	5.250%, 3/14/2044	110,462
	HSBC USA, Inc.
122,000	1.625%, 1/16/2018	121,749
	Huntington Bancshares, Inc.
56,000	2.600%, 8/2/2018	56,716
	Huntington National Bank
130,000	1.350%, 8/2/2016	130,666
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	260,625
	ING Bank NV
200,000	4.125%, 11/21/2023	204,000
	ING Capital Funding Trust III
140,000	3.834%, 12/29/2049[e,j]	139,650
	International Lease Finance Corporation
243,000	2.181%, 6/15/2016[e]	240,874
	Intesa Sanpaolo SPA
162,000	3.125%, 1/15/2016	166,197
81,000	3.875%, 1/16/2018	84,420
156,000	3.875%, 1/15/2019	161,858
	J.P. Morgan Chase & Company
139,000	1.125%, 2/26/2016	139,702
79,000	3.450%, 3/1/2016	82,216
110,000	0.744%, 2/15/2017[e]	110,441
312,000	2.000%, 8/15/2017	316,191
108,000	1.800%, 1/25/2018	107,945
261,000	6.300%, 4/23/2019	305,534
50,000	3.200%, 1/25/2023	49,157
189,000	7.900%, 4/29/2049[j]	208,136
	KeyBank NA
221,000	7.413%, 5/6/2015	232,219
	Kookmin Bank
168,000	1.110%, 1/27/2017[d,e]	168,886

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Financials (3.7%) - continued
	Liberty Mutual Group, Inc.
$65,000	4.950%, 5/1/2022[d]	$70,621
56,000	6.500%, 5/1/2042[d]	69,569
	Liberty Property, LP
149,000	5.500%, 12/15/2016	162,561
	Lloyds Banking Group plc
156,000	5.920%, 9/29/2049[d,j]	157,950
	Macquarie Bank, Ltd.
150,000	5.000%, 2/22/2017[d]	162,711
155,000	1.021%, 3/24/2017[d,e]	155,482
	Manufacturers and Traders Trust Company
90,000	0.611%, 1/30/2017[e]	90,257
	MasterCard, Inc.
85,000	2.000%, 4/1/2019	84,674
	Merrill Lynch & Company, Inc.
416,000	6.050%, 5/16/2016	450,288
150,000	6.400%, 8/28/2017	170,216
	Metropolitan Life Global Funding I
100,000	0.365%, 6/23/2016[d,e]	99,961
140,000	0.614%, 4/10/2017[d,e]	140,296
162,000	1.300%, 4/10/2017[d]	162,070
	Mizuho Bank, Ltd.
105,000	0.663%, 4/16/2017[d,e]	105,082
200,000	1.850%, 3/21/2018[d]	199,615
	Morgan Stanley
81,000	1.750%, 2/25/2016	82,063
221,000	4.750%, 3/22/2017	239,191
130,000	6.250%, 8/28/2017	147,150
208,000	6.625%, 4/1/2018	240,575
180,000	1.514%, 4/25/2018[e]	184,631
135,000	4.875%, 11/1/2022	143,740
189,000	4.100%, 5/22/2023	189,600
	Murray Street Investment Trust I
390,000	4.647%, 3/9/2017	419,730
	National City Corporation
218,000	6.875%, 5/15/2019	258,216
	Nomura Holdings, Inc.
270,000	1.680%, 9/13/2016[e]	274,285
162,000	2.000%, 9/13/2016	164,353
125,000	2.750%, 3/19/2019	126,209
	PNC Bank NA
168,000	1.150%, 11/1/2016	168,757
	Prologis, LP
202,000	7.375%, 10/30/2019	247,488
	RBS Capital Trust III
50,000	5.512%, 9/29/2049[j]	49,700
	Realty Income Corporation
62,000	2.000%, 1/31/2018	61,915
	Regions Bank
295,000	7.500%, 5/15/2018	348,225
	Reinsurance Group of America, Inc.
75,000	5.625%, 3/15/2017	82,336
139,000	5.000%, 6/1/2021	155,765
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[d]	85,426
	Royal Bank of Canada
198,000	2.200%, 7/27/2018	201,129
	Royal Bank of Scotland Group plc
294,000	1.174%, 3/31/2017[e]	295,997
312,000	5.125%, 5/28/2024	311,952

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Financials (3.7%) - continued
	Santander US Debt SAU
$170,000	3.724%, 1/20/2015[d]	$172,176
55,000	3.781%, 10/7/2015[d]	56,654
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	134,110
	Skandinaviska Enskilda Banken AB
130,000	2.375%, 3/25/2019[d]	130,753
	SLM Corporation
75,000	3.875%, 9/10/2015	76,125
76,000	6.250%, 1/25/2016	80,276
60,000	4.625%, 9/25/2017	61,860
	SpareBank 1 Boligkreditt AS
215,000	1.250%, 5/2/2018[d]	211,126
	Sumitomo Mitsui Banking Corporation
280,000	1.300%, 1/10/2017	279,957
	Suncorp-Metway, Ltd.
314,000	0.934%, 3/28/2017[d,e]	313,996
	Svensk Exportkredit AB
108,000	1.125%, 4/5/2018	106,485
	Svenska Handelsbanken AB
120,000	3.125%, 7/12/2016	125,221
162,000	1.625%, 3/21/2018	161,083
150,000	0.722%, 6/17/2019[e]	149,855
	Swedbank Hypotek AB
215,000	1.375%, 3/28/2018[d]	213,220
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[d,j]	132,813
	Toronto-Dominion Bank
130,000	0.691%, 9/9/2016[e]	130,707
	UBS AG/Stamford, Connecticut
124,000	5.875%, 12/20/2017	140,890
	Ventas Realty, LP
168,000	1.550%, 9/26/2016	169,405
135,000	1.250%, 4/17/2017	134,592
	Voya Financial, Inc.
194,000	2.900%, 2/15/2018	199,874
	Wachovia Corporation
165,000	0.501%, 6/15/2017[e]	164,773
	Wells Fargo & Company
204,000	1.250%, 7/20/2016	205,727
186,000	2.100%, 5/8/2017	190,251

	Total	28,054,325

Foreign Government (0.3%)
	Asian Development Bank
360,000	0.500%, 6/20/2016	359,390
	Denmark Government International Bond
360,000	0.375%, 4/25/2016[d]	358,970
	European Investment Bank
160,000	1.875%, 3/15/2019	160,369
	Export-Import Bank of Korea
122,000	1.250%, 11/20/2015	122,534
	International Finance Corporation
270,000	0.500%, 5/16/2016	269,547
	Kommunalbanken AS
360,000	0.311%, 3/18/2016[d,e]	360,134
	Kommuninvest i Sverige AB
360,000	0.500%, 6/15/2016[d]	359,165
	Province of Ontario
360,000	1.000%, 7/22/2016	362,027

	Total	2,352,136

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Mortgage-Backed Securities (10.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$4,320,000	3.000%, 8/1/2029[c]	$4,443,532
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,245,000	4.000%, 8/1/2044[c]	4,455,525
	Federal National Mortgage Association Conventional 15-yr. Pass Through
8,340,000	3.500%, 8/1/2029[c]	8,789,448
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,533,509	2.076%, 1/1/2043[e]	1,583,021
2,729,054	2.060%, 3/1/2043[e]	2,812,277
2,476,281	1.742%, 7/1/2043[e]	2,505,859
17,625,000	3.500%, 8/1/2044[c]	17,957,397
17,950,000	4.000%, 8/1/2044[c]	18,872,251
16,575,000	4.500%, 8/1/2044[c]	17,845,708

	Total	79,265,018

Technology (0.4%)
	Amphenol Corporation
66,000	2.550%, 1/30/2019	66,614
	Apple, Inc.
155,000	0.523%, 5/6/2019[e]	154,782
	Baidu, Inc.
200,000	2.750%, 6/9/2019	199,716
	Cisco Systems, Inc.
105,000	0.727%, 3/1/2019[e]	105,852
	Computer Sciences Corporation
98,000	2.500%, 9/15/2015	99,567
	EMC Corporation
196,000	1.875%, 6/1/2018	195,699
	Fidelity National Information Services, Inc.
182,000	1.450%, 6/5/2017	181,250
	First Data Corporation
315,000	7.375%, 6/15/2019[d]	330,750
	Hewlett-Packard Company
130,000	2.125%, 9/13/2015	131,981
168,000	5.400%, 3/1/2017	185,127
87,000	1.174%, 1/14/2019[e]	87,680
	Iron Mountain, Inc.
315,000	6.000%, 8/15/2023	328,387
	Micron Semiconductor Asia Pte, Ltd.
72,000	1.258%, 1/15/2019	71,900
	Oracle Corporation
160,000	0.814%, 1/15/2019[e]	161,412
	Samsung Electronics America, Inc.
94,000	1.750%, 4/10/2017[d]	94,319
	Tyco Electronics Group SA
191,000	6.550%, 10/1/2017	219,503
	Xerox Corporation
130,000	7.200%, 4/1/2016	142,593
	Xilinx, Inc.
85,000	2.125%, 3/15/2019	84,586

	Total	2,841,718

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Transportation (0.3%)
	American Airlines Pass Through Trust
$122,716	4.950%, 1/15/2023[d]	$132,840
	Avis Budget Car Rental, LLC
180,000	5.125%, 6/1/2022[d]	174,600
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	86,184
76,000	5.750%, 3/15/2033	90,208
	Continental Airlines, Inc.
137,863	4.150%, 4/11/2024	144,153
	CSX Corporation
98,000	3.700%, 11/1/2023	100,827
	Delta Air Lines, Inc.
196,000	6.750%, 5/23/2017	208,127
79,761	4.950%, 5/23/2019	86,790
29,594	4.750%, 5/7/2020	32,000
	ERAC USA Finance, LLC
124,000	1.400%, 4/15/2016[d]	124,741
66,000	2.800%, 11/1/2018[d]	67,791
	Kansas City Southern de Mexico SA de CV
214,000	0.935%, 10/28/2016[e]	214,708
	Korea Expressway Corporation
162,000	1.625%, 4/28/2017[d]	161,813
	Network Rail Infrastructure Finance plc
167,000	0.234%, 2/13/2017[d,e]	166,916
	PACCAR Financial Corporation
110,000	0.420%, 6/6/2017[e]	109,999
	Virgin Australia Holdings, Ltd.
65,134	5.000%, 10/23/2023[d]	69,062

	Total	1,970,759

U.S. Government and Agencies (6.9%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	661,891
	U.S. Treasury Notes
7,000,000	0.375%, 3/31/2016	6,999,727
1,500,000	0.625%, 10/15/2016	1,498,476
1,080,000	0.625%, 12/15/2016	1,076,963
2,000,000	1.000%, 3/31/2017	2,005,782
150,000	0.875%, 7/15/2017	149,438
3,090,000	1.000%, 5/31/2018	3,039,064
2,380,000	1.250%, 10/31/2018	2,347,275
375,000	1.625%, 4/30/2019	373,330
1,000,000	1.625%, 6/30/2019[g]	993,828
1,200,000	1.375%, 1/31/2020	1,166,719
4,850,000	1.875%, 6/30/2020	4,814,760
2,610,000	1.625%, 8/15/2022	2,467,061
200,000	1.750%, 5/15/2023	188,609
2,200,000	2.500%, 8/15/2023	2,203,610
12,000,000	3.625%, 2/15/2044	12,727,500
	U.S. Treasury Notes, TIPS
5,968,426	0.125%, 4/15/2018	6,112,516
3,606,922	0.125%, 1/15/2023	3,580,717

	Total	52,407,266

Utilities (0.8%)
	AES Corporation
315,000	7.375%, 7/1/2021	359,100
	American Electric Power Company, Inc.
122,000	1.650%, 12/15/2017	122,102

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Utilities (0.8%) - continued
	Atlas Pipeline Partners, LP
$315,000	4.750%, 11/15/2021	$297,675
	Commonwealth Edison Company
150,000	6.950%, 7/15/2018	175,979
	Crestwood Midstream Partners, LP
170,000	6.125%, 3/1/2022[d]	175,525
	Dayton Power and Light Company
112,000	1.875%, 9/15/2016	113,700
	DCP Midstream Operating, LP
162,000	2.500%, 12/1/2017	165,538
	Dominion Resources, Inc.
216,000	1.250%, 3/15/2017	215,783
	Duke Energy Corporation
135,000	0.612%, 4/3/2017[e]	135,390
168,000	2.100%, 6/15/2018	168,953
	Electricite de France
182,000	0.694%, 1/20/2017[d,e]	182,495
	Enel Finance International NV
137,000	3.875%, 10/7/2014[d]	137,793
84,000	6.250%, 9/15/2017[d]	95,247
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	64,930
364,000	4.650%, 6/1/2021	393,455
	Enterprise Products Operating, LLC
80,000	7.034%, 1/15/2068	91,100
132,000	5.100%, 2/15/2045	140,957
	Exelon Generation Company, LLC
78,000	6.200%, 10/1/2017	88,161
189,000	5.200%, 10/1/2019	210,469
	ITC Holdings Corporation
66,000	4.050%, 7/1/2023	68,264
	MidAmerican Energy Holdings Company
143,000	1.100%, 5/15/2017	142,542
197,000	5.750%, 4/1/2018	223,683
130,000	6.500%, 9/15/2037	168,402
	NiSource Finance Corporation
86,000	6.400%, 3/15/2018	98,610
168,000	6.800%, 1/15/2019	198,698
	Northeast Utilities
75,000	1.450%, 5/1/2018	73,689
	Northern States Power Company
260,000	4.125%, 5/15/2044	260,118
	NRG Energy, Inc.
315,000	6.625%, 3/15/2023	324,450
	ONEOK Partners, LP
109,000	8.625%, 3/1/2019	136,886
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	215,725
	PG&E Corporation
75,000	2.400%, 3/1/2019	75,237
	PPL Capital Funding, Inc.
230,000	1.900%, 6/1/2018	228,764
78,000	3.500%, 12/1/2022	78,638
	Sempra Energy
191,000	6.150%, 6/15/2018	220,256
	TransAlta Corporation
182,000	1.900%, 6/3/2017	182,177
	Williams Companies, Inc.
104,000	7.875%, 9/1/2021	127,844

Principal Amount	Long-Term Fixed Income (32.6%)	Value

Utilities (0.8%) - continued
	Williams Partners, LP
$65,000	7.250%, 2/1/2017	$73,799

	Total	6,232,134

	Total Long-Term Fixed Income (cost $244,140,332)	247,633,307

Shares	Common Stock (12.7%)	Value

Consumer Discretionary (1.6%)
1,050	Aaron’s, Inc.	27,699
2,475	Amazon.com, Inc.[k]	774,650
1,225	AutoZone, Inc.[k]	633,362
4,450	Barnes & Noble, Inc.[k]	92,649
8,500	Best Buy Company, Inc.	252,705
1,250	Big Lots, Inc.	54,688
3,050	Bloomin’ Brands, Inc.[k]	59,750
850	BorgWarner, Inc.	52,912
550	Brinker International, Inc.	24,662
8,550	Cablevision Systems Corporation	164,331
5,410	CBS Corporation	307,450
6,360	Cheesecake Factory, Inc.	272,717
1,150	Children’s Place Retail Stores, Inc.	57,730
1,900	Coinstar, Inc.[k]	104,538
25,650	Comcast Corporation	1,378,175
2,350	Crocs, Inc.[k]	37,295
550	Deckers Outdoor Corporation[k]	48,681
10,938	Delphi Automotive plc	730,658
850	DeVry Education Group, Inc.	33,974
1,800	DISH Network Corporation[k]	111,348
2,500	Dollar Tree, Inc.[k]	136,175
10,900	Ford Motor Company	185,518
850	General Motors Company	28,747
1,550	G-III Apparel Group, Ltd.[k]	120,389
850	Harman International Industries, Inc.	92,267
6,700	Home Depot, Inc.	541,695
8,880	Houghton Mifflin Harcourt Company[k]	155,489
2,200	Iconix Brand Group, Inc.[k]	92,906
7,853	Ignite Restaurant Group, Inc.[k]	100,911
1,650	Kohl’s Corporation	88,341
2,350	Lamar Advertising Company	117,852
9,308	Las Vegas Sands Corporation	687,396
3,100	Liberty Interactive Corporation[k]	86,955
5,150	Live Nation Entertainment, Inc.[k]	119,532
16,010	Lowe’s Companies, Inc.	766,078
4,900	Macy’s, Inc.	283,171
1,200	Marriott Vacations Worldwide Corporation[k]	69,060
10,968	MDC Partners, Inc.	226,160
550	Meredith Corporation	25,256
100	Michael Kors Holdings, Ltd.[k]	8,148
900	Multimedia Games Holding Company, Inc.[k]	21,708
2,350	Nautilus, Inc.[k]	23,406
8,600	NIKE, Inc.	663,318
10,810	NutriSystem, Inc.	173,501
1,200	Omnicom Group, Inc.	83,988
3,500	Orbitz Worldwide, Inc.[k]	30,975
2,460	Papa John’s International, Inc.	102,557
1,600	PetSmart, Inc.	109,024
3,550	Ruby Tuesday, Inc.[k]	21,335
3,000	Scientific Games Corporation[k]	25,620
1,000	Scripps Networks Interactive, Inc.	82,410

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (12.7%)	Value

Consumer Discretionary (1.6%) - continued
1,900	Smith & Wesson Holding Corporation[k]	$23,465
8,400	Starbucks Corporation	652,512
4,250	Time Warner Cable, Inc.	616,675
2,150	Toll Brothers, Inc.[k]	70,283
12,560	Tuesday Morning Corporation[k]	206,738
2,700	Wyndham Worldwide Corporation	203,985
1,600	Zumiez, Inc.[k]	44,560

	Total	12,308,080

Consumer Staples (0.6%)
7,300	Altria Group, Inc.	296,380
1,278	Andersons, Inc.	69,038
3,250	Anheuser-Busch InBev NV ADR	350,935
4,088	Annie’s, Inc.[k]	119,288
600	Bunge, Ltd.	47,304
2,000	Coca-Cola Enterprises, Inc.	90,900
750	Colgate-Palmolive Company	47,550
16,780	CVS Caremark Corporation	1,281,321
600	Green Mountain Coffee Roasters, Inc.	71,568
500	Hain Celestial Group, Inc.[k]	42,750
800	Ingredion, Inc.	58,904
2,660	Kimberly-Clark Corporation	276,294
1,150	Kroger Company	56,327
12,741	Mondelez International, Inc.	458,676
2,953	Philip Morris International, Inc.	242,176
2,750	Pilgrim’s Pride Corporation[k]	76,890
1,100	Pinnacle Foods, Inc.	33,143
1,950	Procter & Gamble Company	150,774
19,800	Rite Aid Corporation[k]	132,462
450	Sanderson Farms, Inc.	40,990
1,600	Wal-Mart Stores, Inc.	117,728
9,480	WhiteWave Foods Company[k]	282,409

	Total	4,343,807

Energy (1.3%)
310	Atwood Oceanics, Inc.[k]	14,926
1,000	Baker Hughes, Inc.	68,770
2,950	Basic Energy Services, Inc.[k]	70,771
337	Cabot Oil & Gas Corporation	11,104
13,280	Cameron International Corporation[k]	941,685
1,450	Chesapeake Energy Corporation	38,236
3,600	Chevron Corporation	465,264
135	Cimarex Energy Company	18,768
100	Concho Resources, Inc.[k]	14,080
550	ConocoPhillips	45,375
885	Denbury Resources, Inc.	15,001
100	Energen Corporation	8,163
210	Ensco plc	10,636
7,986	EOG Resources, Inc.	873,988
5,104	EQT Corporation	478,857
2,350	Exterran Holdings, Inc.	99,288
9,350	Exxon Mobil Corporation	925,089
1,800	Green Plains, Inc.	67,482
600	Gulfmark Offshore, Inc.	22,962
115	Gulfport Energy Corporation[k]	6,142
185	Helmerich & Payne, Inc.	19,658
600	Hess Corporation	59,388
340	HollyFrontier Corporation	15,983
2,450	Kosmos Energy, Ltd.[k]	23,594
31,911	Marathon Oil Corporation	1,236,551
4,750	Market Vectors Oil Service ETF	257,355

Shares	Common Stock (12.7%)	Value

Energy (1.3%) - continued
6,300	Nabors Industries, Ltd.	$171,108
160	National Oilwell Varco, Inc.	12,966
355	Noble Corporation	11,136
210	Noble Energy, Inc.	13,963
2,990	Oasis Petroleum, Inc.[k]	159,816
195	Oceaneering International, Inc.	13,242
170	Oil States International, Inc.[k]	10,419
1,650	Patterson-UTI Energy, Inc.	56,677
60	Pioneer Natural Resources Company	13,288
1,500	QEP Resources, Inc.	49,575
130	Range Resources Corporation	9,827
3,130	Rex Energy Corporation[k]	43,163
2,180	Rosetta Resources, Inc.[k]	111,333
290	Rowan Companies plc	8,851
3,900	SandRidge Energy, Inc.[k]	23,244
9,830	Schlumberger, Ltd.	1,065,474
1,760	SM Energy Company	138,230
6,250	Southwestern Energy Company[k]	253,625
2,340	Superior Energy Services, Inc.	78,624
12,000	Total SA ADR	774,000
7,827	Trinidad Drilling, Ltd.	75,661
400	Unit Corporation[k]	25,340
39,900	Weatherford International, Ltd.[k]	892,563
985	Whiting Petroleum Corporation[k]	87,163
1,300	WPX Energy, Inc.[k]	26,741

	Total	9,935,145

Financials (2.5%)
2,910	ACE, Ltd.	291,291
1,256	Affiliated Managers Group, Inc.[k]	250,258
4,680	Allied World Assurance Company Holdings AG	168,527
5,330	Allstate Corporation	311,538
1,820	American Assets Trust, Inc.	62,408
5,750	American International Group, Inc.	298,885
1,550	AmTrust Financial Services, Inc.	66,092
1,160	Argo Group International Holdings, Ltd.	57,780
800	Assurant, Inc.	50,688
51,030	Bank of America Corporation	778,207
1,150	Banner Corporation	46,276
6,160	BBCN Bancorp, Inc.	92,523
5,600	Berkshire Hathaway, Inc.[k]	702,408
9,100	Blackstone Group, LP	297,388
850	Camden Property Trust	61,506
3,400	Capital One Financial Corporation	270,436
1,250	Cash America International, Inc.	55,487
850	CBRE Group, Inc.[k]	26,214
25,810	Citigroup, Inc.	1,262,367
811	CNA Financial Corporation	30,307
13,310	CNO Financial Group, Inc.	215,356
7,250	Comerica, Inc.	364,385
1,850	Crown Castle International Corporation	137,233
6,772	Deutsche Bank AG	231,332
1,000	Digital Realty Trust, Inc.	64,390
2,250	Discover Financial Services	137,385
3,300	Duke Realty Corporation	59,367
5,960	Education Realty Trust, Inc.	62,938
1,130	Extra Space Storage, Inc.	58,455
10,800	Fifth Third Bancorp	221,184
5,050	First Horizon National Corporation	59,489
11,150	First Niagara Financial Group, Inc.	95,890

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (12.7%)	Value

Financials (2.5%) - continued
2,350	First Republic Bank	$109,792
3,350	Fulton Financial Corporation	37,989
1,585	Gaming and Leisure Properties, Inc.	53,367
1,100	General Growth Properties, Inc.	25,707
30,118	Genworth Financial, Inc.[k]	394,546
7,880	Hanmi Financial Corporation	166,426
3,040	HCC Insurance Holdings, Inc.	141,907
3,989	Host Hotels & Resorts, Inc.	86,721
36,650	Huntington Bancshares, Inc.	359,903
13,750	Invesco, Ltd.	517,413
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,685,920
4,720	iShares Russell 2000 Index Fund	524,345
6,745	J.P. Morgan Chase & Company	388,984
5,250	KeyCorp	71,085
2,023	Lazard, Ltd.	105,803
650	M&T Bank Corporation	78,975
7,400	MBIA, Inc.[k]	70,892
17,030	MetLife, Inc.	895,778
850	Montpelier Re Holdings, Inc.	25,101
22,150	Morgan Stanley	716,331
2,650	NASDAQ OMX Group, Inc.	111,804
1,450	Northern Trust Corporation	96,990
1,600	Old Republic International Corporation	23,024
2,970	PacWest Bancorp	123,760
3,080	Parkway Properties, Inc.	63,848
4,670	Pebblebrook Hotel Trust	169,988
1,800	Popular, Inc.[k]	57,420
3,350	Prudential Financial, Inc.	291,349
1,200	RLJ Lodging Trust	33,648
14,400	SPDR Euro Stoxx 50 ETF	586,944
14,100	SPDR S&P 500 ETF Trust	2,722,569
2,300	Strategic Hotels & Resorts, Inc.[k]	26,243
1,850	Sunstone Hotel Investors, Inc.	26,252
3,720	SVB Financial Group[k]	405,554
7,350	Synovus Financial Corporation	173,092
6,166	Terreno Realty Corporation	115,304
2,000	Texas Capital Bancshares, Inc.[k]	104,100
1,750	W.R. Berkley Corporation	78,067
6,491	Wells Fargo & Company	330,392
4,700	Western Alliance Bancorp[k]	107,630
3,400	Zions Bancorporation	97,988

	Total	19,090,941

Health Care (1.7%)
1,150	Abbott Laboratories	48,438
750	Acceleron Pharma, Inc.[k]	22,215
3,900	Acorda Therapeutics, Inc.[k]	114,153
4,600	Aetna, Inc.	356,638
8,350	Affymetrix, Inc.[k]	71,810
5,340	Akorn, Inc.[k]	181,186
550	Alexion Pharmaceuticals, Inc.[k]	87,445
1,820	Align Technology, Inc.[k]	98,662
5,500	Allscripts Healthcare Solutions, Inc.[k]	87,560
1,200	Amgen, Inc.	152,868
8,660	Baxter International, Inc.	646,815
550	Biogen Idec, Inc.[k]	183,914
11,500	BioScrip, Inc.[k]	86,135
28,000	Boston Scientific Corporation[k]	357,840
1,600	Bruker Corporation[k]	36,368
592	C.R. Bard, Inc.	88,344
3,900	Cardinal Health, Inc.	279,435
3,350	Centene Corporation[k]	241,502

Shares	Common Stock (12.7%)	Value

Health Care (1.7%) - continued
13,100	Cerner Corporation[k]	$723,120
750	Charles River Laboratories International, Inc.[k]	40,657
1,350	Community Health Systems, Inc.[k]	64,395
6,100	Covidien plc	527,711
1,050	DaVita HealthCare Partners, Inc.[k]	73,962
2,350	DENTSPLY International, Inc.	109,087
6,611	ExamWorks Group, Inc.[k]	233,302
4,100	Express Scripts Holding Company[k]	285,565
16,800	Gilead Sciences, Inc.[k]	1,538,040
1,100	Globus Medical, Inc.[k]	24,530
550	Greatbatch, Inc.[k]	27,230
1,200	HCA Holdings, Inc.[k]	78,372
7,200	Hologic, Inc.[k]	187,704
1,350	Humana, Inc.	158,827
650	Illumina, Inc.[k]	103,942
1,200	Impax Laboratories, Inc.[k]	28,068
11,788	Johnson & Johnson	1,179,861
650	LifePoint Hospitals, Inc.[k]	46,618
2,150	McKesson Corporation	412,499
2,950	Medicines Company[k]	68,942
19,440	Merck & Company, Inc.	1,103,026
2,900	Molina Healthcare, Inc.[k]	118,465
4,040	Neurocrine Biosciences, Inc.[k]	54,863
5,650	Novavax, Inc.[k]	24,465
5,783	NuVasive, Inc.[k]	216,169
3,650	PAREXEL International Corporation[k]	195,494
2,600	PerkinElmer, Inc.	120,172
14,000	Pfizer, Inc.	401,800
1,250	PharMerica Corporation[k]	33,738
750	Prestige Brands Holdings, Inc.[k]	23,100
700	Providence Service Corporation[k]	27,727
1,100	Qiagen NVk	26,873
750	Quintiles Transnational Holdings, Inc.[k]	41,198
1,000	Seattle Genetics, Inc.[k]	35,200
3,200	Spectrum Pharmaceuticals, Inc.[k]	22,528
530	Teleflex, Inc.	57,102
300	Thermo Fisher Scientific, Inc.	36,450
9,290	UnitedHealth Group, Inc.	752,954
2,300	Universal Health Services, Inc.	245,180
5,800	Vertex Pharmaceuticals, Inc.[k]	515,678
1,500	Volcano Corporation[k]	24,765
650	Waters Corporation[k]	67,236
850	WellPoint, Inc.	93,338

	Total	13,291,281

Industrials (1.4%)
1,000	3M Company	140,890
1,050	AAR Corporation	28,245
3,450	ADT Corporation	120,060
1,650	Aecom Technology Corporation[k]	56,018
3,200	AGCO Corporation	155,872
500	Allegion plc	25,715
2,750	Apogee Enterprises, Inc.	89,237
5,950	Boeing Company	716,856
1,522	Briggs & Stratton Corporation	27,898
1,600	Caterpillar, Inc.	161,200
3,860	CLARCOR, Inc.	228,937
900	Colfax Corporation[k]	56,673
18,200	CSX Corporation	544,544
920	Curtiss-Wright Corporation	58,429
23,150	Delta Air Lines, Inc.	867,199
6,471	EMCOR Group, Inc.	264,858

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (12.7%)	Value

Industrials (1.4%) - continued
1,530	Esterline Technologies Corporation[k]	$166,081
4,250	Exelis, Inc.	71,570
1,200	Flowserve Corporation	88,848
10,600	Fluor Corporation	772,422
2,200	GATX Corporation	136,400
3,100	Granite Construction, Inc.	100,905
6,440	HNI Corporation	227,590
5,239	Honeywell International, Inc.	481,097
1,450	Huntington Ingalls Industries, Inc.	131,834
8,750	Ingersoll-Rand plc	514,412
15,793	Interface, Inc.	250,319
5,200	Jacobs Engineering Group, Inc.[k]	264,212
750	Joy Global, Inc.	44,445
4,150	KAR Auction Services, Inc.	121,637
6,870	Korn/Ferry International[k]	202,115
4,720	Landstar System, Inc.	312,134
800	Lockheed Martin Corporation	133,576
2,893	Manitowoc Company, Inc.	76,838
750	Manpower, Inc.	58,418
2,050	Meritor, Inc.[k]	25,768
1,250	Old Dominion Freight Line, Inc.[k]	79,350
6,154	Oshkosh Corporation	284,438
777	Parker Hannifin Corporation	89,316
4,370	Pentair, Ltd.	279,986
2,400	Quanta Services, Inc.[k]	80,376
5,380	Ritchie Brothers Auctioneers, Inc.	130,304
16,650	Southwest Airlines Company	470,862
800	Spirit Aerosystems Holdings, Inc.[k]	26,056
2,420	Tennant Company	176,539
7,500	Union Pacific Corporation	737,325
600	United Technologies Corporation	63,090
2,700	Wabash National Corporation[k]	36,747
650	WABCO Holdings, Inc.[k]	63,362
300	WESCO International, Inc.[k]	23,547

	Total	10,264,550

Information Technology (2.9%)
2,700	Akamai Technologies, Inc.[k]	159,354
650	Alliance Data Systems Corporation[k]	170,488
2,700	Amdocs, Ltd.	122,418
400	Amphenol Corporation	38,468
33,619	Apple, Inc.	3,212,968
6,732	Applied Materials, Inc.	141,103
5,700	Arris Group, Inc.[k]	194,769
1,500	Aruba Networks, Inc.[k]	26,790
31,550	Atmel Corporation[k]	258,710
1,500	AVG Technologies NVk	25,500
1,200	Booz Allen Hamilton Holding Corporation	26,688
1,750	Broadcom Corporation	66,955
6,240	Broadridge Financial Solutions, Inc.	251,909
13,500	Brocade Communications Systems, Inc.	124,335
2,600	CDW Corporation	80,314
2,450	Cirrus Logic, Inc.[k]	54,953
47,320	Cisco Systems, Inc.	1,193,884
4,650	Citrix Systems, Inc.[k]	314,944
3,050	Computer Sciences Corporation	190,289
3,150	CoreLogic, Inc.[k]	85,680
20,100	Corning, Inc.	394,965
950	Diodes, Inc.[k]	24,225
4,262	DST Systems, Inc.	383,878
5,132	E2open, Inc.[k]	83,036

Shares	Common Stock (12.7%)	Value

Information Technology (2.9%) - continued
10,725	eBay, Inc.[k]	$566,280
6,300	Electronic Arts, Inc.[k]	211,680
42,000	EMC Corporation	1,230,600
11,800	Facebook, Inc.[k]	857,270
700	GameStop Corporation	29,379
1,152	Google, Inc.[k]	658,483
1,302	Google, Inc., Class Ak	754,574
3,020	Guidewire Software, Inc.[k]	122,310
5,500	Hewlett-Packard Company	195,855
1,100	iGATE Corporation[k]	39,248
4,500	Infinera Corporation[k]	41,400
750	International Business Machines Corporation	143,752
900	International Rectifier Corporation[k]	22,356
1,100	j2 Global, Inc.	53,812
14,904	Juniper Networks, Inc.[k]	350,840
3,568	Lexmark International, Inc.	171,371
1,950	LinkedIn Corporation[k]	352,248
1,700	Liquidity Services, Inc.[k]	22,933
4,500	Marvell Technology Group, Ltd.	60,030
540	Measurement Specialties, Inc.[k]	46,435
1,850	Mentor Graphics Corporation	36,537
11,360	Microsoft Corporation	490,298
28,720	NetApp, Inc.	1,115,485
8,252	NVIDIA Corporation	144,410
12,900	Oracle Corporation	521,031
4,614	Plantronics, Inc.	216,720
2,200	Polycom, Inc.[k]	28,204
9,200	QUALCOMM, Inc.	678,040
1,600	Red Hat, Inc.[k]	92,992
8,950	Salesforce.com, Inc.[k]	485,537
3,950	Sanmina Corporation[k]	91,996
2,429	Sapient Corporation[k]	35,852
1,600	SPDR S&P Semiconductor ETF	111,584
2,050	SunPower Corporation[k]	75,297
13,480	Symantec Corporation	318,937
3,700	Take-Two Interactive Software, Inc.[k]	82,806
10,050	Teradata Corporation[k]	423,708
4,081	Teradyne, Inc.	74,356
15,640	Texas Instruments, Inc.	723,350
3,920	Textura Corporation[k]	97,882
4,675	Ubiquiti Networks, Inc.[k]	178,725
1,550	VeriFone Systems, Inc.[k]	51,940
5,024	Virtusa Corporation[k]	157,151
3,350	Visa, Inc.	706,884
12,390	Vishay Intertechnology, Inc.	182,505
7,750	VMware, Inc.[k]	770,040
600	WebMD Health Corporation[k]	29,898
400	Workday, Inc.[k]	33,536
17,000	Xerox Corporation	225,420

	Total	21,738,600

Materials (0.4%)
2,700	Alcoa, Inc.	44,253
1,300	Berry Plastics Group, Inc.[k]	31,577
450	Cabot Corporation	23,575
4,630	Celanese Corporation	269,512
350	Compass Minerals International, Inc.	30,107
1,200	Crown Holdings, Inc.[k]	55,860
7,720	Dow Chemical Company	394,260
2,030	Eagle Materials, Inc.	184,365
1,300	Eastman Chemical Company	102,414

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (12.7%)	Value

Materials (0.4%) - continued
2,200	Freeport-McMoRan, Inc.	$81,884
8,350	Graphic Packaging Holding Company[k]	100,200
5,350	H.B. Fuller Company	238,878
4,880	Materials Select Sector SPDR Fund	237,412
1,000	Monsanto Company	113,090
5,110	Nucor Corporation	256,624
2,100	Owens-Illinois, Inc.[k]	65,499
1,850	Packaging Corporation of America	122,396
1,748	Silgan Holdings, Inc.	86,037
600	Sonoco Products Company	23,484
4,865	Steel Dynamics, Inc.	103,187
2,100	Stillwater Mining Company[k]	37,590
4,700	Teck Resources, Ltd.	112,612
1,650	Tronox, Ltd.	43,791
450	U.S. Silica Holdings, Inc.	25,299
650	Worthington Industries, Inc.	24,862

	Total	2,808,768

Telecommunications Services (0.1%)
6,450	AT&T, Inc.	229,556
3,264	Cogent Communications Holdings	113,293
1,050	Telephone & Data Systems, Inc.	26,250
11,363	Verizon Communications, Inc.	572,922
7,100	Vonage Holdings Corporation[k]	24,708

	Total	966,729

Utilities (0.2%)
1,100	Atmos Energy Corporation	53,152
550	Edison International, Inc.	30,140
1,230	Laclede Group, Inc.	57,785
10,670	NiSource, Inc.	402,046
5,620	NorthWestern Corporation	259,756
14,980	PG&E Corporation	669,157
1,730	Portland General Electric Company	55,239
1,900	Public Service Enterprise Group, Inc.	66,823
1,750	Southern Company	75,758
800	Westar Energy, Inc.	28,832
2,700	Wisconsin Energy Corporation	117,666

	Total	1,816,354

	Total Common Stock (cost $77,753,745)	96,564,255

Shares	Collateral Held for Securities Loaned (0.3%)	Value

1,822,921	Thrivent Cash Management Trust	1,822,921

	Total Collateral Held for Securities Loaned (cost $1,822,921)	1,822,921

Shares or Principal Amount	Short-Term Investments (12.0%)[l]	Value

	Federal Home Loan Bank Discount Notes
4,000,000	0.057%, 8/1/2014	$4,000,000
16,100,000	0.060%, 8/6/2014[m]	16,099,866
19,000,000	0.061%, 8/22/2014	18,999,321
6,800,000	0.050%, 8/27/2014[m]	6,799,755
2,000,000	0.080%, 9/5/2014	1,999,844
4,000,000	0.065%, 9/10/2014	3,999,711
3,000,000	0.065%, 9/19/2014[m]	2,999,734
5,000,000	0.075%, 10/8/2014	4,999,292
10,000,000	0.075%, 10/10/2014	9,998,542
1,000,000	0.080%, 10/15/2014[m]	999,833
	Federal Home Loan Mortgage Corporation Discount Notes
2,000,000	0.070%, 9/10/2014	1,999,844
1,100,000	0.085%, 10/29/2014[m]	1,099,769
	Federal National Mortgage Association Discount Notes
4,000,000	0.045%, 8/20/2014	3,999,905
13,000,000	0.055%, 8/27/2014	12,999,484

	Total Short-Term Investments (at amortized cost)	90,994,900

	Total Investments (cost $750,323,447) 109.6%	$830,473,091

	Other Assets and Liabilities, Net (9.6%)	(72,513,667)

	Total Net Assets 100.0%	$757,959,424

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2014, the value of these investments was $27,109,190 or 3.6% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Fund owned as of July 31, 2014.

Security	Acquisition Date	Cost

Alm Loan Funding CLO, 10/17/2026	7/31/2014	$169,915
Apidos CLO XVIII, 7/22/2026	6/25/2014	174,563
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	170,000
Carlyle Global Market Strategies CLO 2012-2, Ltd., 7/20/2023	7/3/2014	175,000
CoBank ACB, 6/15/2022	10/18/2013	74,846
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	170,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	279,695
FNA Trust, 1/10/2018	4/29/2013	192,277
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	189,772
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	170,000
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	169,745

g	All or a portion of the security is on loan.
h	Security is fair valued.
i	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At July 31, 2014, $5,099,470 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

     Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$82,591,104
Gross unrealized depreciation	(2,441,460)

Net unrealized appreciation (depreciation)	$80,149,644

Cost for federal income tax purposes	$750,323,447

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,356,514	–	3,356,514	–
Capital Goods	1,539,066	–	1,539,066	–
Communications Services	19,330,224	–	19,330,224	–
Consumer Cyclical	6,149,761	–	6,149,761	–
Consumer Non-Cyclical	3,147,583	–	3,147,583	–
Energy	1,280,340	–	1,280,340	–
Financials	1,684,806	–	1,684,806	–
Technology	1,710,267	–	1,710,267	–
Transportation	1,320,114	–	1,320,114	–
Utilities	1,284,261	–	1,284,261	–
Mutual Funds
Equity Mutual Funds	169,334,939	169,334,939	–	–
Fixed Income Mutual Funds	183,319,833	183,319,833	–	–
Long-Term Fixed Income
Asset-Backed Securities	13,829,916	–	13,356,188	473,728
Basic Materials	3,102,866	–	3,102,866	–
Capital Goods	2,532,756	–	2,532,756	–
Collateralized Mortgage Obligations	11,746,363	–	10,697,389	1,048,974
Commercial Mortgage-Backed Securities	15,236,949	–	15,236,949	–
Communications Services	8,344,354	–	8,344,354	–
Consumer Cyclical	6,461,873	–	6,461,873	–
Consumer Non-Cyclical	7,953,989	–	7,953,989	–
Energy	5,300,885	–	5,300,885	–
Financials	28,054,325	–	27,980,525	73,800
Foreign Government	2,352,136	–	2,352,136	–
Mortgage-Backed Securities	79,265,018	–	79,265,018	–
Technology	2,841,718	–	2,841,718	–
Transportation	1,970,759	–	1,970,759	–
U.S. Government and Agencies	52,407,266	–	52,407,266	–
Utilities	6,232,134	–	6,232,134	–
Common Stock
Consumer Discretionary	12,308,080	12,308,080	–	–
Consumer Staples	4,343,807	4,343,807	–	–
Energy	9,935,145	9,859,484	75,661	–
Financials	19,090,941	19,090,941	–	–
Health Care	13,291,281	13,291,281	–	–
Industrials	10,264,550	10,264,550	–	–
Information Technology	21,738,600	21,738,600	–	–
Materials	2,808,768	2,808,768	–	–
Telecommunications Services	966,729	966,729	–	–
Utilities	1,816,354	1,816,354	–	–
Collateral Held for Securities Loaned	1,822,921	1,822,921	–	–
Short-Term Investments	90,994,900	–	90,994,900	–
Total	$830,473,091	$450,966,287	$377,910,302	$1,596,502

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	645,629	645,629	–	–
Total Asset Derivatives	$645,629	$645,629	$–	$–

Liability Derivatives
Futures Contracts	1,853,390	397,852	1,455,538	–
Total Liability Derivatives	$1,853,390	$397,852	$1,455,538	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Moderately Conservative Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(225)	September 2014	($49,392,554)	($49,369,923)	$22,631
5-Yr. U.S. Treasury Bond Futures	(260)	September 2014	(31,158,074)	(30,897,345)	260,729
10-Yr. U.S. Treasury Bond Futures	110	September 2014	13,703,930	13,707,032	3,102
30-Yr. U.S. Treasury Bond Futures	330	September 2014	45,543,234	45,344,062	(199,172)
Eurex EURO STOXX 50 Futures	662	September 2014	28,962,046	27,506,508	(1,455,538)
Mini MSCI EAFE Index Futures	(24)	September 2014	(2,347,620)	(2,298,240)	49,380
Russell 2000 Index Mini-Futures	48	September 2014	5,545,550	5,360,160	(185,390)
S&P 400 Index Mini-Futures	(113)	September 2014	(15,765,927)	(15,456,140)	309,787
S&P 500 Index Futures	(25)	September 2014	(12,019,896)	(12,030,000)	(10,104)
Ultra Long Term U.S. Treasury Bond Futures	36	September 2014	5,433,561	5,430,375	(3,186)
Total Futures Contracts					($1,207,761)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Natural Resources	$12,408,513	$88,225	$–	1,217,132	$13,291,078	$88,225
Partner Small Cap Value	7,794,407	248,463	–	370,738	7,963,444	29,067
Small Cap Stock	3,521,013	24,394	–	168,977	3,653,283	–
Partner Mid Cap Value	18,405,047	3,475,856	–	1,385,262	20,474,169	95,920
Mid Cap Stock	9,455,498	33,576	–	429,488	10,677,081	33,576
Partner Worldwide Allocation	46,589,353	954,542	–	4,589,806	48,468,350	954,542
Large Cap Growth	17,305,001	63,859	–	2,270,005	19,363,141	63,859
Large Cap Value	40,910,501	541,906	–	2,212,214	44,465,506	541,906
Large Cap Stock	889,787	86,790	–	35,454	978,887	7,354
High Yield	25,291,209	1,125,167	1,569,267	4,872,603	24,850,276	1,124,731
Income	65,804,736	1,881,679	3,946,980	7,020,841	65,293,821	1,881,948
Government Bond	11,376,247	248,258	594,428	1,100,499	10,971,978	121,304
Limited Maturity Bond	90,376,014	1,553,773	9,296,835	6,592,122	82,203,758	1,045,597
Cash Management Trust-Collateral Investment	3,018,707	12,334,266	13,530,052	1,822,921	1,822,921	5,764
Total Value and Income Earned	353,146,033				354,477,693	5,993,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (18.7%)[a]	Value

Basic Materials (1.7%)
	Alpha Natural Resources, Inc., Term Loan
$402,960	3.500%, 5/22/2020	$383,819
	Arch Coal, Inc., Term Loan
494,959	6.250%, 5/16/2018	484,530
	Fortescue Metals Group, Ltd., Term Loan
628,650	3.750%, 6/30/2019	624,721
	HCA, Inc., Term Loan
436,700	2.905%, 3/31/2017	436,351
	Ineos Group Holdings, Ltd., Term Loan
569,151	3.750%, 5/4/2018	565,042
	NewPage Corporation, Term Loan
900,000	9.500%, 2/11/2021	902,475
	Tronox Pigments BV, Term Loan
672,169	4.000%, 3/19/2020	672,014

	Total	4,068,952

Capital Goods (0.8%)
	ADS Waste Holdings, Inc., Term Loan
529,301	3.750%, 10/9/2019	525,480
	Berry Plastics Group, Inc., Term Loan
499,777	3.500%, 2/8/2020	493,384
	Rexnord, LLC, Term Loan
506,175	4.000%, 8/21/2020	504,839
	Silver II Borrower, Term Loan
481,231	4.000%, 12/13/2019	478,723

	Total	2,002,426

Communications Services (6.3%)
	Birch Communication Inc., Term Loan
690,000	7.750%, 7/17/2020	676,200
	Cengage Learning Aquisitions, Term Loan
573,563	7.000%, 3/31/2020	576,189
	Charter Communications Operating, LLC, Term Loan
495,000	3.000%, 1/3/2021	483,793
	Cincinnati Bell, Inc., Term Loan
421,813	4.000%, 9/10/2020	420,496
	Clear Channel Communications, Inc., Term Loan
780	3.805%, 1/29/2016	772
519,808	6.905%, 1/30/2019	509,329
14,411	7.655%, 7/30/2019	14,353
	Cumulus Media Holdings, Inc., Term Loan
473,192	4.250%, 12/23/2020	472,771
	Fairpoint Communications, Term Loan
504,887	7.500%, 2/14/2019	519,953
	Grande Communications Networks, LLC, Term Loan
569,252	4.500%, 5/29/2020	568,540
	Gray Television, Inc., Term Loan
375,000	3.750%, 6/13/2021	373,710
	Hargray Communications Group, Inc., Term Loan
490,050	4.750%, 6/26/2019	490,908
	IMG Worldwide, Inc., Term Loan
550,000	5.250%, 5/6/2021	545,325

Principal Amount	Bank Loans (18.7%)[a]	Value

Communications Services (6.3%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$539,375	5.250%, 2/22/2019	$540,557
	Intelsat Jackson Holdings SA, Term Loan
502,409	3.750%, 6/30/2019	500,434
	Level 3 Communications, Inc., Term Loan
490,000	4.000%, 8/1/2019	488,653
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
335,000	4.500%, 1/7/2022[b,c]	335,084
	LTS Buyer, LLC, Term Loan
544,500	4.000%, 4/13/2020	541,892
	MCC Georgia, LLC, Term Loan
380,000	3.750%, 6/30/2021	379,210
	McGraw-Hill Global Education, LLC, Term Loan
502,207	5.750%, 3/22/2019	506,079
	NEP/NCP Holdco, Inc., Term Loan
500,884	4.250%, 1/22/2020	499,631
	NTelos, Inc., Term Loan
296,977	5.750%, 11/9/2019	296,481
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
555,827	5.500%, 7/31/2018	555,132
	SBA Senior Finance II, LLC, Term Loan
575,000	3.250%, 3/24/2021	567,094
	TNS, Inc., Term Loan
559,866	5.000%, 2/14/2020	559,866
	Univision Communications, Inc., Term Loan
539,396	4.000%, 3/1/2020	535,798
	Virgin Media Investment Holdings, Ltd., Term Loan
535,000	3.500%, 6/7/2020	530,228
	Visant Corporation, Term Loan
550,000	5.250%, 12/22/2016	547,938
	WideOpenWest Finance, LLC, Term Loan
549,275	4.750%, 4/1/2019	549,962
	WMG Acquisition Corporation, Term Loan
461,513	3.750%, 7/1/2020	451,622
	XO Communications, LLC, Term Loan
448,875	4.250%, 3/20/2021	448,875
	Yankee Cable Acquisition, LLC, Term Loan
544,757	4.250%, 3/1/2020	546,233
	Zayo Group, LLC, Term Loan
593,961	4.000%, 7/2/2019	589,138

	Total	15,622,246

Consumer Cyclical (3.4%)
	Bally Technologies, Inc., Term Loan
429,906	4.250%, 11/25/2020	429,502
	Booz Allen Hamilton, Inc., Term Loan
281,137	3.750%, 7/31/2019	280,552

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (18.7%)[a]	Value

Consumer Cyclical (3.4%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$468,395	4.250%, 2/23/2017	$465,856
	Ceridian Corporation, Term Loan
494,008	4.405%, 5/9/2017	493,929
	Chrysler Group, LLC, Term Loan
64,173	3.500%, 5/24/2017	63,932
573,562	3.250%, 12/31/2018	568,400
	Golden Nugget, Inc., Delayed Draw
71,640	5.500%, 11/21/2019	72,894
	Golden Nugget, Inc., Term Loan
167,160	5.500%, 11/21/2019	170,085
	Hilton Worldwide Finance, LLC, Term Loan
814,737	3.500%, 10/26/2020	809,237
	J.C. Penney Corporation, Inc., Term Loan
549,450	6.000%, 5/22/2018	554,456
	Las Vegas Sands, LLC, Term Loan
472,625	3.250%, 12/19/2020	470,900
	Marina District Finance Company, Inc., Term Loan
447,750	6.750%, 8/15/2018	452,599
	MGM Resorts International, Term Loan
445,477	3.500%, 12/20/2019	441,896
	Michaels Stores, Inc. Term Loan
590,000	4.000%, 1/28/2020	586,065
	Mohegan Tribal Gaming Authority, Term Loan
477,600	5.500%, 11/19/2019	481,578
	ROC Finance, LLC, Term Loan
560,762	5.000%, 6/20/2019	546,744
	Scientific Games International, Inc., Term Loan
552,225	4.250%, 10/18/2020	543,113
	Seminole Hard Rock Entertainment, Inc., Term Loan
29,700	3.500%, 5/14/2020	29,533
	Seminole Indian Tribe of Florida, Term Loan
445,869	3.000%, 4/29/2020[b,c]	444,754
	Toys R Us, Inc., Term Loan
484,852	5.250%, 5/25/2018	399,799

	Total	8,305,824

Consumer Non-Cyclical (2.2%)
	Albertsons, Inc., Term Loan
764,584	4.750%, 3/21/2019	764,110
	Biomet, Inc., Term Loan
371,855	3.663%, 7/25/2017	371,134
	Catalina Marketing Corporation, Term Loan
560,000	4.500%, 4/9/2021	556,853
	CHS/Community Health Systems, Inc., Term Loan
135,731	3.478%, 1/25/2017	135,731
361,769	4.250%, 1/27/2021	362,130
	Del Monte Corporation, Term Loan
448,574	3.500%, 3/9/2020	440,446
	JBS USA, LLC, Term Loan
439,511	3.750%, 5/25/2018	438,412

Principal Amount	Bank Loans (18.7%)[a]	Value

Consumer Non-Cyclical (2.2%) - continued
	Libbey Glass, Inc., Term Loan
$280,000	3.750%, 4/9/2021	$277,900
	Ortho-Clinical Diagnostics, Inc., Term Loan
600,000	4.750%, 6/30/2021[b,c]	598,500
	Roundy’s Supermarkets, Inc., Term Loan
539,120	5.750%, 3/3/2021	535,244
	Supervalu, Inc., Term Loan
540,753	4.500%, 3/21/2019	538,995
	Van Wagner Communications, LLC, Term Loan
440,393	6.250%, 8/3/2018	443,331

	Total	5,462,786

Energy (1.0%)
	Energy Solutions, LLC, Term Loan
675,000	6.750%, 5/29/2020	683,438
	Exgen Renewables I, LLC, Term Loan
376,831	5.250%, 2/6/2021	382,012
	McJunkin Red Man Corporation, Term Loan
565,725	5.000%, 11/8/2019	565,725
	Offshore Group Investment, Ltd., Term Loan
249,069	5.750%, 3/28/2019	247,747
	Pacific Drilling SA, Term Loan
539,550	4.500%, 6/3/2018	538,649

	Total	2,417,571

Financials (1.1%)
	Delos Finance Sarl, Term Loan
580,000	3.500%, 3/6/2021	577,970
	DJO Finance, LLC, Term Loan
435,592	4.250%, 9/15/2017	435,827
	Harland Clarke Holdings Corporation, Term Loan
531,375	7.000%, 5/22/2018	539,123
	TransUnion, LLC, Term Loan
548,625	4.000%, 4/9/2021	546,469
	WaveDivision Holdings, LLC, Term Loan
559,000	4.000%, 10/12/2019	557,138

	Total	2,656,527

Technology (1.1%)
	Avago Technologies, Ltd., Term Loan
700,000	3.750%, 5/6/2021	697,900
	BMC Software, Inc., Term Loan
432,125	5.000%, 9/10/2020	428,884
	First Data Corporation, Term Loan
595,000	3.666%, 3/23/2018	589,300
	Freescale Semiconductor, Inc., Term Loan
569,096	4.250%, 2/28/2020	565,778
	Infor US, Inc., Term Loan
496,225	3.750%, 6/3/2020	490,231
	SunGard Data Systems, Inc., Term Loan
26,151	4.000%, 3/8/2020	26,159

	Total	2,798,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (18.7%)[a]	Value

Transportation (0.7%)
	American Airlines, Inc., Term Loan
$935,550	3.750%, 6/27/2019	$934,970
	Delta Air Lines, Inc., Term Loan
558,560	3.250%, 4/20/2017	557,304
	OSG Bulk Ships, Inc., Term Loan
330,000	0.000%, 3/7/2019[b,c]	331,511

	Total	1,823,785

Utilities (0.4%)
	Calpine Corporation, Term Loan
499,506	4.000%, 4/1/2018	499,861
	Intergen NV, Term Loan
539,550	5.500%, 6/15/2020	541,800

	Total	1,041,661

	Total Bank Loans (cost $46,350,579)	46,200,030

Shares	Common Stock (49.6%)	Value

Consumer Discretionary (8.1%)
3,850	Amazon.com, Inc.[d]	1,205,012
2,350	AutoZone, Inc.[d]	1,215,020
17,700	Best Buy Company, Inc.	526,221
8,450	BorgWarner, Inc.	526,013
13,800	CBS Corporation	784,254
91,168	Comcast Corporation	4,898,457
11,122	Dollar Tree, Inc.[d]	605,815
46,600	Kohl’s Corporation	2,494,964
43,700	Las Vegas Sands Corporation	3,227,245
9,300	Marriott International, Inc.	601,803
34,479	MDC Partners, Inc.	710,957
7,850	NIKE, Inc.	605,470
14,100	Papa John’s International, Inc.	587,829
13,350	Starbucks Corporation	1,037,028
13,550	Toll Brothers, Inc.[d]	442,949
33,500	Tuesday Morning Corporation[d]	551,410

	Total	20,020,447

Consumer Staples (3.6%)
26,129	Anheuser-Busch InBev NV ADR	2,821,409
37,150	PepsiCo, Inc.	3,272,915
34,250	Wal-Mart Stores, Inc.	2,520,115
13,100	WhiteWave Foods Company[d]	390,249

	Total	9,004,688

Energy (4.8%)
18,350	Cameron International Corporation[d]	1,301,199
5,050	Concho Resources, Inc.[d]	711,040
11,400	EOG Resources, Inc.	1,247,616
64,800	Marathon Oil Corporation	2,511,000
12,650	Schlumberger, Ltd.	1,371,133
6,350	SM Energy Company	498,729
66,800	Total SA ADR[e]	4,308,600

	Total	11,949,317

Financials (11.3%)
58,273	Aberdeen Asia-Pacific Income Fund, Inc.	355,465
2,950	Affiliated Managers Group, Inc.[d]	587,787
14,000	Alexandria Real Estate Equities, Inc.	1,100,400
75,300	Bank of America Corporation	1,148,325

Shares	Common Stock (49.6%)	Value

Financials (11.3%) - continued
93,850	Blackstone Group, LP	$3,067,018
3,550	Boston Properties, Inc.	424,048
7,200	Camden Property Trust	520,992
13,150	Capital One Financial Corporation	1,045,951
26,500	Citigroup, Inc.	1,296,115
21,300	CNO Financial Group, Inc.	344,634
13,600	Cohen & Steers REIT and Preferred Income Fund, Inc.	245,616
29,400	DDR Corporation	515,676
5,600	Equity Residential	362,040
4,082	First Trust High Income Long/Short Fund	71,108
112,750	Genworth Financial, Inc.[d]	1,477,025
10,200	HCC Insurance Holdings, Inc.	476,136
7,850	Host Hotels & Resorts, Inc.	170,659
71,150	Invesco, Ltd.	2,677,375
24,200	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	299,112
19,675	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,254,362
9,570	iShares MSCI Emerging Markets Minimum Volatility ETF	580,421
25,431	Lazard, Ltd.	1,330,041
18,600	Macerich Company	1,209,186
23,200	MetLife, Inc.	1,220,320
66,849	MFS Intermediate Income Trust	348,952
40,817	Nuveen Quality Preferred Income Fund II	364,088
14,700	PacWest Bancorp	612,549
3,850	Prologis, Inc.	157,119
2,600	Public Storage, Inc.	446,186
3,050	Simon Property Group, Inc.	512,979
45,098	Templeton Global Income Fund	357,176
13,390	Vanguard MSCI Emerging Markets ETF	585,411
6,525	Vanguard Short-Term Corporate Bond ETF	522,783
1,550	Vornado Realty Trust	164,331
20,453	Western Asset Emerging Markets Debt Fund, Inc.	367,540
38,627	Western Asset High Income Opportunity Fund, Inc.	226,354
18,825	Zions Bancorporation	542,536

	Total	27,987,816

Health Care (6.1%)
3,148	Actavis, Inc.[d]	674,490
14,850	Amgen, Inc.	1,891,741
12,050	Becton, Dickinson and Company	1,400,692
9,650	Gilead Sciences, Inc.[d]	883,458
25,650	Hologic, Inc.[d]	668,696
4,000	Illumina, Inc.[d]	639,640
39,800	Johnson & Johnson	3,983,582
124,150	Pfizer, Inc.	3,563,105
10,950	Vertex Pharmaceuticals, Inc.[d]	973,565
4,600	Waters Corporation[d]	475,824

	Total	15,154,793

Industrials (5.0%)
14,650	ADT Corporation[e]	509,820
13,450	Boeing Company	1,620,456
16,800	Caterpillar, Inc.	1,692,600
44,100	Delta Air Lines, Inc.	1,651,986
13,188	EMCOR Group, Inc.	539,785
7,200	Flowserve Corporation	533,088
14,150	HNI Corporation	500,061

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (49.6%)	Value

Industrials (5.0%) - continued
6,300	Huntington Ingalls Industries, Inc.	$572,796
19,600	Ingersoll-Rand plc	1,152,284
29,950	Union Pacific Corporation	2,944,384
5,650	WABCO Holdings, Inc.[d]	550,762

	Total	12,268,022

Information Technology (7.8%)
56,233	Apple, Inc.	5,374,188
11,750	Autodesk, Inc.[d]	626,862
38,227	E2open, Inc.[d,e]	618,513
38,450	EMC Corporation	1,126,585
11,500	Facebook, Inc.[d]	835,475
1,450	Google, Inc.[d]	828,820
1,450	Google, Inc., Class Ad	840,348
31,400	Juniper Networks, Inc.[d]	739,156
4,850	LinkedIn Corporation[d]	876,104
12,300	MasterCard, Inc.	912,045
22,600	NetApp, Inc.	877,784
25,485	QLIK Technologies, Inc.[d]	674,333
24,850	QUALCOMM, Inc.	1,831,445
7,150	ServiceNow, Inc.[d]	420,420
7,600	Teradata Corporation[d]	320,416
12,400	TIBCO Software, Inc.[d]	239,320
14,100	Ubiquiti Networks, Inc.[d,e]	539,043
15,750	VMware, Inc.[d]	1,564,920

	Total	19,245,777

Materials (1.6%)
1,900	Airgas, Inc.	203,148
2,250	Ashland, Inc.	235,462
4,750	Crown Holdings, Inc.[d]	221,112
9,150	Domtar Corporation	328,668
2,850	FMC Corporation	185,877
43,750	Materials Select Sector SPDR Fund	2,128,438
6,350	Owens-Illinois, Inc.[d]	198,057
1,100	PPG Industries, Inc.	218,196
9,500	Steel Dynamics, Inc.	201,495

	Total	3,920,453

Utilities (1.3%)
16,500	MDU Resources Group, Inc.	519,915
18,600	NorthWestern Corporation	859,692
43,450	Utilities Select Sector SPDR Fund	1,792,313

	Total	3,171,920

	Total Common Stock (cost $104,628,041)	122,723,233

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Asset-Backed Commercial Paper (0.2%)
	Vericrest Opportunity Loan Transferee
445,758	3.625%, 4/25/2055[f]	447,997

	Total	447,997

Asset-Backed Securities (1.2%)
	Bayview Opportunity Master Fund Trust IIB, LP
542,287	3.950%, 1/28/2034 [f]	543,975
	Conseco Financial Corporation
123,912	6.330%, 11/1/2029	128,111
	Countrywide Asset-Backed Certificates
89,860	5.859%, 10/25/2046	70,159

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Asset-Backed Securities (1.2%) - continued
	GMAC Mortgage Corporation Loan Trust
$355,099	0.335%, 8/25/2035[g,h]	$310,059
332,614	0.335%, 12/25/2036[g,h]	288,324
	Popular ABS Mortgage Pass-Through Trust
250,000	5.297%, 11/25/2035	212,757
	Renaissance Home Equity Loan Trust
342,189	5.608%, 5/25/2036	243,158
489,636	5.285%, 1/25/2037	288,813
	Vericrest Opportunity Loan Transferee
465,633	3.625%, 3/25/2054[f]	468,220
	Wachovia Asset Securitization, Inc.
462,171	0.295%, 7/25/2037[f,g,h]	412,952

	Total	2,966,528

Basic Materials (0.7%)
	Anglo American Capital plc
55,000	1.184%, 4/15/2016[h,i]	55,165
	Dow Chemical Company
66,000	8.550%, 5/15/2019	84,056
	FMG Resources Pty. Ltd.
187,750	6.875%, 2/1/2018[e,i]	194,791
	Freeport-McMoRan Copper & Gold, Inc.
68,000	2.375%, 3/15/2018	68,619
	Groupe Office Cherifien des Phosphates SA
140,000	5.625%, 4/25/2024[i]	146,650
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
187,750	8.875%, 2/1/2018	193,758
	Ineos Finance plc
204,000	7.500%, 5/1/2020[i]	218,535
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	69,212
	Minsur SA
153,000	6.250%, 2/7/2024[i]	166,005
	Mosaic Company
44,000	3.750%, 11/15/2021	45,686
	NOVA Chemicals Corporation
281,626	5.250%, 8/1/2023[i]	301,340
	Trinseo Materials Operating SCA
177,000	8.750%, 2/1/2019	186,292
	Vale Overseas, Ltd.
68,000	6.250%, 1/23/2017	75,068
	Xstrata Finance Canada, Ltd.
36,000	2.050%, 10/23/2015[i]	36,386

	Total	1,841,563

Capital Goods (0.7%)
	BAE Systems plc
102,000	3.500%, 10/11/2016[i]	107,043
	Cemex Finance, LLC
187,750	9.375%, 10/12/2017[i]	214,035
	CNH Capital, LLC
187,750	3.625%, 4/15/2018	187,281
	Harsco Corporation
66,000	2.700%, 10/15/2015	66,462

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Capital Goods (0.7%) - continued
	Ingersoll-Rand Global Holding Company, Ltd.
$88,000	6.875%, 8/15/2018	$104,104
	L-3 Communications Corporation
75,000	1.500%, 5/28/2017	74,703
	Martin Marietta Materials, Inc.
88,000	1.331%, 6/30/2017[h,i]	87,949
	Nortek, Inc.
187,750	8.500%, 4/15/2021	203,709
	Reynolds Group Issuer, Inc.
187,750	9.875%, 8/15/2019	202,301
	Roper Industries, Inc.
60,000	2.050%, 10/1/2018	59,794
	Textron, Inc.
102,000	4.625%, 9/21/2016	108,933
	United Rentals North America, Inc.
211,000	7.375%, 5/15/2020	226,297

	Total	1,642,611

Collateralized Mortgage Obligations (4.5%)
	Banc of America Alternative Loan Trust
685,561	6.000%, 11/25/2035	582,148
	Countrywide Alternative Loan Trust
567,832	6.500%, 8/25/2036	422,445
	Credit Suisse First Boston Mortgage Securities Corporation
451,881	5.250%, 10/25/2035	449,783
	Deutsche Alt-A Securities Mortgage Loan Trust
422,505	0.891%, 4/25/2047[h]	376,800
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
817,445	5.500%, 11/25/2035	761,459
	GMACM Mortgage Loan Trust
457,530	4.621%, 5/25/2035	442,950
	HarborView Mortgage Loan Trust
312,436	2.702%, 12/19/2035	281,743
	HomeBanc Mortgage Trust
420,837	2.295%, 4/25/2037	313,367
	J.P. Morgan Alternative Loan Trust
324,933	2.637%, 3/25/2036	258,901
791,298	6.500%, 3/25/2036	704,268
	J.P. Morgan Mortgage Trust
680,266	2.682%, 8/25/2035	682,353
651,318	2.592%, 1/25/2037	581,842
	Lehman Mortgage Trust
79,915	6.000%, 1/25/2036	73,723
	Master Asset Securitization Trust
126,093	0.655%, 6/25/2036[h]	77,475
	MortgageIT Trust
688,911	0.415%, 12/25/2035[h]	644,690
883,419	0.355%, 4/25/2036[h]	664,304
	Residential Accredit Loans, Inc.
475,903	5.750%, 9/25/2035	430,780
	RFMSI Trust
901,181	6.000%, 7/25/2037	824,630
	Structured Adjustable Rate Mortgage Loan Trust
394,167	5.156%, 7/25/2035	345,171
455,134	2.677%, 9/25/2035	390,449

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Collateralized Mortgage Obligations (4.5%) - continued
	Structured Asset Mortgage Investments, Inc.
$948,522	0.465%, 12/25/2035[h]	$754,686
	Wells Fargo Mortgage Backed Securities Trust
600,939	2.609%, 7/25/2036	587,525
522,410	6.000%, 7/25/2037	520,498

	Total	11,171,990

Commercial Mortgage-Backed Securities (<0.1%)
	Government National Mortgage Association
67,856	3.214%, 1/16/2040	68,752

	Total	68,752

Communications Services (2.0%)
	Alliance Data Systems Corporation
165,000	5.375%, 8/1/2022[i]	163,350
	AMC Networks, Inc.
187,750	7.750%, 7/15/2021	205,586
	America Movil SAB de CV
56,000	5.000%, 10/16/2019	62,273
	American Tower Corporation
101,000	7.000%, 10/15/2017	116,789
	British Telecommunications plc
74,000	1.250%, 2/14/2017	73,873
	CBS Corporation
93,000	8.875%, 5/15/2019	118,782
	CC Holdings GS V, LLC
153,000	2.381%, 12/15/2017	155,864
	CCO Holdings, LLC
187,750	7.000%, 1/15/2019	195,729
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	215,000
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[i]	184,625
	Cox Communications, Inc.
72,000	9.375%, 1/15/2019[i]	92,390
	Digicel, Ltd.
187,750	6.000%, 4/15/2021[i]	191,036
	DIRECTV Holdings, LLC
73,000	3.500%, 3/1/2016	75,982
66,000	5.875%, 10/1/2019	76,203
	Hughes Satellite Systems Corporation
211,000	6.500%, 6/15/2019	232,891
	Intelsat Jackson Holdings SA
187,750	7.250%, 10/15/2020	198,076
	Level 3 Financing, Inc.
211,000	8.625%, 7/15/2020	229,462
	NBC Universal Enterprise, Inc.
102,000	1.662%, 4/15/2018[i]	101,421
	Numericable Group SA
160,000	6.000%, 5/15/2022[i]	160,800
	SBA Tower Trust
72,000	5.101%, 4/17/2017[i]	76,692
	Sprint Communications, Inc.
187,750	9.000%, 11/15/2018[i]	220,137
	Telefonica Emisiones SAU
77,000	3.992%, 2/16/2016	80,348
66,000	3.192%, 4/27/2018	68,650
	Time Warner Cable, Inc.
154,000	5.000%, 2/1/2020	171,404

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Communications Services (2.0%) - continued
	T-Mobile USA, Inc.
$210,000	6.633%, 4/28/2021	$220,500
	Univision Communications, Inc.
245,000	7.875%, 11/1/2020[i]	263,375
	UPCB Finance V, Ltd.
245,000	7.250%, 11/15/2021[i]	265,825
	Verizon Communications, Inc.
96,000	2.500%, 9/15/2016	99,086
76,000	1.981%, 9/14/2018[h]	79,905
82,000	3.650%, 9/14/2018	87,421
48,000	2.550%, 6/17/2019	48,579
	WideOpenWest Finance, LLC
245,000	10.250%, 7/15/2019	271,644
	Wind Acquisition Finance SA
165,000	7.375%, 4/23/2021[i]	172,013

	Total	4,975,711

Consumer Cyclical (1.2%)
	AMC Entertainment, Inc.
190,000	5.875%, 2/15/2022	192,850
	Chrysler Group, LLC
187,750	8.250%, 6/15/2021	206,525
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	199,410
	Daimler Finance North America, LLC
48,000	1.875%, 1/11/2018[i]	48,274
	Delphi Corporation
66,000	6.125%, 5/15/2021	73,260
	ERAC USA Finance, LLC
88,000	2.350%, 10/15/2019[i]	87,343
	Ford Motor Credit Company, LLC
68,000	3.984%, 6/15/2016	71,553
66,000	1.500%, 1/17/2017	66,120
55,000	3.000%, 6/12/2017	57,085
100,000	5.000%, 5/15/2018	110,126
	General Motors Company
58,000	3.500%, 10/2/2018[i]	58,290
	General Motors Financial Company, Inc.
187,750	3.250%, 5/15/2018	187,515
	Hyundai Capital America
72,000	1.450%, 2/6/2017[i]	71,985
	Jaguar Land Rover Automotive plc
211,000	5.625%, 2/1/2023[i]	220,495
	KB Home
160,000	4.750%, 5/15/2019	158,000
	L Brands, Inc.
211,000	6.625%, 4/1/2021	235,265
	Macy’s Retail Holdings, Inc.
60,000	7.450%, 7/15/2017	69,915
	Nissan Motor Acceptance Corporation
48,000	0.777%, 3/3/2017[h,i]	48,135
	Royal Caribbean Cruises, Ltd.
187,750	5.250%, 11/15/2022	194,321
	Toll Brothers Finance Corporation
136,000	4.000%, 12/31/2018	138,040
	TRW Automotive, Inc.
51,000	7.250%, 3/15/2017[i]	57,566
	West Corporation
180,000	5.375%, 7/15/2022[i]	174,600

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Consumer Cyclical (1.2%) - continued
	Wynn Las Vegas, LLC
$211,000	5.375%, 3/15/2022	$214,165

	Total	2,940,838

Consumer Non-Cyclical (1.7%)
	Altria Group, Inc.
109,000	9.700%, 11/10/2018	141,283
	Anheuser-Busch InBev Worldwide, Inc.
66,000	7.750%, 1/15/2019	81,139
	Beam, Inc.
62,000	5.375%, 1/15/2016	65,761
	Boston Scientific Corporation
72,000	2.650%, 10/1/2018	73,145
	CareFusion Corporation
68,000	1.450%, 5/15/2017	67,765
	Celgene Corporation
93,000	1.900%, 8/15/2017	94,058
	CHS/Community Health Systems, Inc.
211,000	7.125%, 7/15/2020	225,242
	ConAgra Foods, Inc.
88,000	2.100%, 3/15/2018	87,858
	Cott Beverages, Inc.
170,000	5.375%, 7/1/2022[i]	167,875
	Coventry Health Care, Inc.
44,000	5.950%, 3/15/2017	49,050
	CVS Caremark Corporation
66,000	2.250%, 12/5/2018	66,530
	Express Scripts Holding Company
66,000	2.650%, 2/15/2017	68,135
	Forest Laboratories, Inc.
91,000	4.375%, 2/1/2019[i]	97,461
	Fresenius Medical Care US Finance, Inc.
187,750	5.750%, 2/15/2021[i]	202,301
	Gilead Sciences, Inc.
44,000	3.050%, 12/1/2016	45,953
	Grupo Bimbo SAB de CV
140,000	3.875%, 6/27/2024[i]	139,003
	Hawk Acquisition Sub, Inc.
211,000	4.250%, 10/15/2020	209,681
	HCA, Inc.
187,750	4.750%, 5/1/2023	185,403
	IMS Health, Inc.
193,000	6.000%, 11/1/2020[i]	201,685
	JBS Finance II, Ltd.
187,750	8.250%, 1/29/2018[f]	198,076
	Kroger Company
124,000	1.200%, 10/17/2016	124,166
	Lorillard Tobacco Company
72,000	8.125%, 6/23/2019	89,730
	McKesson Corporation
100,000	1.292%, 3/10/2017	99,893
	Medco Health Solutions, Inc.
40,000	7.125%, 3/15/2018	47,005
	Mondelez International, Inc.
48,000	2.250%, 2/1/2019	48,067
	Mylan, Inc.
88,000	1.350%, 11/29/2016	88,063
	Pernod Ricard SA
24,000	2.950%, 1/15/2017[i]	24,830
62,000	5.750%, 4/7/2021[i]	71,243
	Perrigo Company, Ltd.
30,000	1.300%, 11/8/2016[i]	29,923

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Consumer Non-Cyclical (1.7%) - continued
$68,000	2.300%, 11/8/2018 [i]	$67,613
	Revlon Consumer Products Corporation
187,750	5.750%, 2/15/2021	190,566
	SABMiller plc
66,000	6.500%, 7/15/2018 [i]	76,642
	Safeway, Inc.
73,000	3.400%, 12/1/2016	76,592
	Spectrum Brands Escrow Corporation
211,000	6.375%, 11/15/2020	222,077
	Thermo Fisher Scientific, Inc.
67,000	1.300%, 2/1/2017	66,944
67,000	2.400%, 2/1/2019	67,223
	Valeant Pharmaceuticals International
187,750	7.250%, 7/15/2022 [i]	199,015
	WM Wrigley Jr. Company
44,000	2.000%, 10/20/2017 [i]	44,483

	Total	4,101,479

Energy (1.4%)
	BP Capital Markets plc
58,000	0.643%, 11/7/2016[h]	58,260
	Buckeye Partners, LP
136,000	2.650%, 11/15/2018	137,505
	CNOOC Nexen Finance 2014 ULC
53,000	1.625%, 4/30/2017	53,043
	CNPC General Capital, Ltd.
75,000	2.750%, 4/19/2017[i]	76,716
140,000	2.750%, 5/14/2019[i]	139,335
	Concho Resources, Inc.
187,750	6.500%, 1/15/2022	199,954
	Continental Resources, Inc.
93,000	7.125%, 4/1/2021	104,974
	Devon Energy Corporation
66,000	1.200%, 12/15/2016	66,064
	Enbridge, Inc.
45,000	0.678%, 6/2/2017[h]	45,088
	Energy Transfer Partners, LP
68,000	6.700%, 7/1/2018	79,040
	Energy XXI Gulf Coast, Inc.
185,000	7.750%, 6/15/2019	192,400
	EQT Corporation
68,000	8.125%, 6/1/2019	84,201
	Harvest Operations Corporation
187,750	6.875%, 10/1/2017	202,301
	Hess Corporation
36,000	8.125%, 2/15/2019	44,868
	Kodiak Oil & Gas Corporation
187,750	5.500%, 1/15/2021	197,137
	Linn Energy, LLC
187,750	8.625%, 4/15/2020	198,311
	MEG Energy Corporation
211,000	6.375%, 1/30/2023[i]	216,802
	Oasis Petroleum, Inc.
211,000	6.875%, 1/15/2023	228,407
	Offshore Group Investment, Ltd.
245,000	7.500%, 11/1/2019	252,350
	Petrobras Global Finance BV
58,000	2.000%, 5/20/2016	58,101
185,000	3.112%, 3/17/2020[h]	189,394
	Petroleos Mexicanos
89,000	3.125%, 1/23/2019[i]	91,519

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Energy (1.4%) - continued
	Range Resources Corporation
$264,728	5.000%, 8/15/2022	$271,346
	Suncor Energy, Inc.
48,000	6.100%, 6/1/2018	55,212
	Transocean, Inc.
75,000	6.000%, 3/15/2018	83,825
	Weatherford International, Ltd.
66,000	6.000%, 3/15/2018	74,888
43,000	9.625%, 3/1/2019	55,852

	Total	3,456,893

Financials (4.7%)
	Abbey National Treasury Services plc
62,000	3.050%, 8/23/2018	64,381
	ABN AMRO Bank NV
66,000	2.500%, 10/30/2018[i]	66,802
	Ally Financial, Inc.
245,000	4.750%, 9/10/2018	254,800
	American International Group, Inc.
100,000	8.250%, 8/15/2018	123,038
	ANZ New Zealand International, Ltd.
68,000	1.400%, 4/27/2017[i]	67,916
	Aviation Capital Group Corporation
44,000	3.875%, 9/27/2016[i]	45,491
	Bank of America Corporation
87,000	5.750%, 8/15/2016	94,306
100,000	5.700%, 5/2/2017	110,288
125,000	5.750%, 12/1/2017	140,230
25,000	2.000%, 1/11/2018	25,027
176,000	1.300%, 3/22/2018[h]	178,837
155,000	5.650%, 5/1/2018	174,315
	Bank of New York Mellon Corporation
40,000	4.500%, 12/31/2049[j]	36,900
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
94,000	0.640%, 3/10/2017[h,i]	93,976
	Banque Federative du Credit Mutuel SA
64,000	1.084%, 1/20/2017[h,i]	64,530
	Barclays Bank plc
58,000	5.140%, 10/14/2020	62,960
	BB&T Corporation
101,000	2.050%, 6/19/2018	101,636
	BBVA Banco Continental SA
101,000	2.250%, 7/29/2016[i]	101,859
	BBVA International Preferred SA Unipersonal
530,000	5.919%, 12/29/2049[j]	551,200
	BBVA US Senior SAU
102,000	4.664%, 10/9/2015	106,464
	Bear Stearns Companies, LLC
103,000	6.400%, 10/2/2017	117,637
	BNP Paribas SA
72,000	1.250%, 12/12/2016	72,069
72,000	2.375%, 9/14/2017	73,390
	BPCE SA
69,000	1.625%, 2/10/2017	69,413
265,000	5.150%, 7/21/2024[i]	277,703

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Financials (4.7%) - continued
	Branch Banking and Trust Company
$57,000	0.657%, 12/1/2016[h]	$57,039
	Caixa Economica Federal
180,000	4.250%, 5/13/2019[i]	180,000
	Capital One Financial Corporation
72,000	6.150%, 9/1/2016	79,259
	CIT Group, Inc.
190,000	3.875%, 2/19/2019	189,050
	Citigroup, Inc.
202,000	5.500%, 2/15/2017	221,259
84,000	6.000%, 8/15/2017	94,498
81,000	8.500%, 5/22/2019	102,474
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
90,000	4.625%, 12/1/2023	94,151
	Credit Agricole SA
66,000	1.625%, 4/15/2016[i]	66,738
	Credit Suisse Group AG
265,000	7.500%, 12/11/2049[i,j]	290,838
	CyrusOne, LP
187,750	6.375%, 11/15/2022	198,076
	DDR Corporation
48,000	9.625%, 3/15/2016	54,508
	Denali Borrower, LLC
355,000	5.625%, 10/15/2020[i]	365,650
	Deutsche Bank AG
92,000	1.350%, 5/30/2017	91,685
	Discover Bank
24,000	8.700%, 11/18/2019	30,228
	Discover Financial Services
41,000	6.450%, 6/12/2017	46,260
	Fifth Third Bancorp
128,000	5.450%, 1/15/2017	139,885
	General Electric Capital Corporation
94,000	0.504%, 5/15/2017[h]	94,025
82,000	5.625%, 9/15/2017	92,338
43,000	1.625%, 4/2/2018	42,952
	Genworth Financial, Inc.
77,000	7.700%, 6/15/2020	94,105
	Goldman Sachs Group, Inc.
68,000	6.250%, 9/1/2017	77,038
83,000	2.375%, 1/22/2018	83,962
44,000	2.625%, 1/31/2019	44,183
66,000	7.500%, 2/15/2019	79,614
	Hartford Financial Services Group, Inc.
100,000	6.000%, 1/15/2019	114,922
	HBOS plc
88,000	6.750%, 5/21/2018[i]	100,574
	HCP, Inc.
51,000	3.750%, 2/1/2016	53,193
68,000	3.750%, 2/1/2019	72,028
	Health Care REIT, Inc.
68,000	4.700%, 9/15/2017	74,189
	HSBC Finance Corporation
88,000	6.676%, 1/15/2021	104,915
	Huntington National Bank
62,000	1.300%, 11/20/2016	62,268
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	260,625
	ING Bank NV
265,000	5.800%, 9/25/2023[i]	295,695

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Financials (4.7%) - continued
	ING Capital Funding Trust III
$56,000	3.834%, 12/29/2049[h,j]	$55,860
	International Lease Finance Corporation
62,000	2.181%, 6/15/2016[h]	61,458
250,000	5.875%, 8/15/2022	266,875
	Intesa Sanpaolo SPA
54,000	3.625%, 8/12/2015[i]	55,176
24,000	3.875%, 1/16/2018	25,013
102,000	3.875%, 1/15/2019	105,830
	J.P. Morgan Chase & Company
85,000	3.450%, 3/1/2016	88,460
48,000	0.744%, 2/15/2017[h]	48,193
80,000	2.000%, 8/15/2017	81,075
44,000	6.300%, 4/23/2019	51,508
88,000	7.900%, 4/29/2049[j]	96,910
275,000	6.750%, 8/29/2049[j]	293,563
	KeyCorp
58,000	2.300%, 12/13/2018	58,338
	Kookmin Bank
66,000	1.110%, 1/27/2017[h,i]	66,348
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[i]	29,662
	Liberty Property, LP
102,000	5.500%, 12/15/2016	111,283
	Macquarie Bank, Ltd.
50,000	5.000%, 2/22/2017[i]	54,237
	Metropolitan Life Global Funding I
50,000	1.300%, 4/10/2017[i]	50,022
	Mizuho Corporate Bank, Ltd.
50,000	1.550%, 10/17/2017[i]	49,783
	Morgan Stanley
92,000	1.750%, 2/25/2016	93,208
140,000	6.250%, 8/28/2017	158,470
88,000	6.625%, 4/1/2018	101,782
57,000	4.875%, 11/1/2022	60,690
	Murray Street Investment Trust I
144,000	4.647%, 3/9/2017	154,977
	National City Corporation
48,000	6.875%, 5/15/2019	56,855
	Nomura Holdings, Inc.
59,000	2.000%, 9/13/2016	59,857
48,000	2.750%, 3/19/2019	48,464
	Oversea-Chinese Banking Corporation, Ltd.
145,000	4.250%, 6/19/2024[i]	145,588
	PNC Bank NA
92,000	1.150%, 11/1/2016	92,415
	Realty Income Corporation
75,000	2.000%, 1/31/2018	74,897
	Regions Bank
88,000	7.500%, 5/15/2018	103,877
	Reinsurance Group of America, Inc.
88,000	5.625%, 3/15/2017	96,607
	Royal Bank of Scotland Group plc
59,000	5.050%, 1/8/2015	60,081
50,000	1.174%, 3/31/2017[h]	50,340
265,000	7.640%, 3/29/2049[j]	281,563
265,000	7.648%, 8/29/2049[j]	315,403
	Santander US Debt SAU
104,000	3.781%, 10/7/2015[i]	107,128
	SLM Corporation
44,000	6.250%, 1/25/2016	46,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Financials (4.7%) - continued
$30,000	4.625%, 9/25/2017	$30,930
	Societe Generale SA
60,000	5.750%, 4/20/2016[i]	64,111
	State Bank of India
140,000	3.622%, 4/17/2019[i]	140,569
	Sumitomo Mitsui Banking Corporation
132,000	1.300%, 1/10/2017	131,980
	Suncorp-Metway, Ltd.
37,000	0.934%, 3/28/2017[h,i]	36,999
	Swiss RE Capital I, LP
69,000	6.854%, 5/29/2049[i,j]	73,312
	Ventas Realty, LP
47,000	1.550%, 9/26/2016	47,393
47,000	1.250%, 4/17/2017	46,858
	Voya Financial, Inc.
72,000	2.900%, 2/15/2018	74,180
	Wells Fargo & Company
34,000	1.250%, 7/20/2016	34,288

	Total	11,562,283

Foreign Government (0.4%)
	Brazil Government International Bond
140,000	5.000%, 1/27/2045[c]	134,750
	Colombia Government International Bond
100,000	2.625%, 3/15/2023	93,500
	Costa Rica Government International Bond
140,000	7.000%, 4/4/2044[i]	147,000
	Hungary Government International Bond
200,000	4.000%, 3/25/2019	205,594
	Poland Government International Bond
89,000	4.000%, 1/22/2024	92,226
	Slovenia Government International Bond
155,000	4.125%, 2/18/2019[i]	161,281
	South Africa Government International Bond
140,000	5.375%, 7/24/2044	141,225
	Uruguay Government International Bond
110,000	5.100%, 6/18/2050	108,625

	Total	1,084,201

Mortgage-Backed Securities (4.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
500,000	3.000%, 8/1/2029[c]	514,298
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
500,000	4.000%, 8/1/2044[c]	524,797
	Federal National Mortgage Association Conventional 15- yr. Pass Through
1,250,000	3.500%, 8/1/2029[c]	1,317,363
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,450,000	3.500%, 8/1/2044[c]	2,496,206

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Mortgage-Backed Securities (4.5%) - continued
$2,350,000	4.000%, 8/1/2044[c]	$2,470,740
3,450,000	4.500%, 8/1/2044[c]	3,714,491

	Total	11,037,895

Technology (0.5%)
	BMC Software Finance, Inc.
187,750	8.125%, 7/15/2021[i]	186,811
	EMC Corporation
45,000	1.875%, 6/1/2018	44,931
	Fidelity National Information Services, Inc.
91,000	1.450%, 6/5/2017	90,625
	First Data Corporation
187,750	7.375%, 6/15/2019[i]	197,138
	Freescale Semiconductor, Inc.
200,000	6.000%, 1/15/2022[i]	206,000
	Hewlett-Packard Company
78,000	5.400%, 3/1/2017	85,952
	Iron Mountain, Inc.
187,750	6.000%, 8/15/2023	195,729
	Tyco Electronics Group SA
101,000	6.550%, 10/1/2017	116,072
	Xerox Corporation
101,000	7.200%, 4/1/2016	110,784

	Total	1,234,042

Transportation (0.4%)
	American Airlines Pass Through Trust
45,311	4.950%, 1/15/2023[i]	49,049
	Avis Budget Car Rental, LLC
110,000	5.125%, 6/1/2022[i]	106,700
	Continental Airlines, Inc.
168,721	6.250%, 4/11/2020	182,957
	Delta Air Lines, Inc.
72,510	4.950%, 5/23/2019	78,900
60,982	4.750%, 5/7/2020	65,940
	Hertz Corporation
211,000	6.750%, 4/15/2019	220,495
	Korea Expressway Corporation
78,000	1.625%, 4/28/2017[i]	77,910
	United Air Lines, Inc.
55,091	10.400%, 11/1/2016	62,115
	US Airways Pass Through Trust
100,000	3.950%, 11/15/2025	102,130

	Total	946,196

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
285,000	0.250%, 9/30/2015	285,256
350,000	0.375%, 5/31/2016	349,439

	Total	634,695

Utilities (1.4%)
	Access Midstream Partners, LP
245,000	4.875%, 5/15/2023	252,350
	AES Corporation
187,750	7.375%, 7/1/2021	214,035
	Atlas Pipeline Partners, LP
211,000	4.750%, 11/15/2021	199,395
	Calpine Corporation
180,000	5.375%, 1/15/2023	176,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.7%)	Value

Utilities (1.4%) - continued
	Commonwealth Edison Company
$50,000	6.950%, 7/15/2018	$58,660
	DCP Midstream Operating, LP
66,000	2.500%, 12/1/2017	67,441
	Dominion Resources, Inc.
96,000	1.250%, 3/15/2017	95,903
	Electricite de France
66,000	0.694%, 1/20/2017[h,i]	66,180
265,000	5.625%, 12/29/2049[i,j]	275,600
	Electricite de France SA
100,000	5.250%, 12/29/2049[i,j]	101,613
	Enel Finance International NV
62,000	5.125%, 10/7/2019 [i]	69,348
	Enterprise Products Operating, LLC
330,000	7.000%, 6/1/2067	349,800
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	48,998
	Fermaca Enterprises S de RL de CV
140,000	6.375%, 3/30/2038[i]	145,600
	MidAmerican Energy Holdings Company
84,000	1.100%, 5/15/2017	83,731
39,000	5.750%, 4/1/2018	44,282
	NiSource Finance Corporation
88,000	6.400%, 3/15/2018	100,904
	NRG Energy, Inc.
187,750	6.625%, 3/15/2023	193,382
	Oleoducto Central SA
145,000	4.000%, 5/7/2021[i]	146,631
	ONEOK Partners, LP
68,000	2.000%, 10/1/2017	68,699
57,000	3.200%, 9/15/2018	59,054
	Pacific Gas & Electric Company
57,000	5.625%, 11/30/2017	64,379
	Panhandle Eastern Pipe Line Company, LP
66,000	6.200%, 11/1/2017	75,557
	PG&E Corporation
49,000	2.400%, 3/1/2019	49,155
	PPL Capital Funding, Inc.
88,000	1.900%, 6/1/2018	87,527
	TransAlta Corporation
91,000	1.900%, 6/3/2017	91,089
	Transelec SA
140,000	4.250%, 1/14/2025[i]	138,832
	Williams Companies, Inc.
88,000	7.875%, 9/1/2021	108,175

	Total	3,432,720

	Total Long-Term Fixed Income (cost $62,793,721)	63,546,394

Shares	Preferred Stock (2.0%)	Value

Financials (1.8%)
13,250	Affiliated Managers Group, Inc., 5.250%	342,115
3,975	Agribank FCB, 6.875%[j]	419,859
1,000	Allstate Corporation, 5.100%	24,950
238	Bank of America Corporation, Convertible, 7.250%[j]	274,890
10,600	CHS, Inc., 7.100%[j]	286,624
21,465	Citigroup, Inc., 6.875%[j]	576,765

Shares	Preferred Stock (2.0%)	Value

Financials (1.8%) - continued
2,600	Discover Financial Services, 6.500%[j]	$66,092
5,175	Farm Credit Bank of Texas, 6.750%[i,j]	543,214
12,400	Goldman Sachs Group, Inc., 5.500%[j]	297,104
14,700	HSBC USA, Inc., 6.500%[j]	371,028
430	M&T Bank Corporation, 6.375%[j]	438,062
10,600	Morgan Stanley, 7.125%[j]	292,136
7,155	U.S. Bancorp 6.500%[j]	202,916
265	Wells Fargo & Company, Convertible, 7.500%[j]	320,650

	Total	4,456,405

Utilities (0.2%)
3,975	Southern California Edison Company, 4.920%[j]	407,934

	Total	407,934

	Total Preferred Stock (cost $4,694,995)	4,864,339

Shares	Collateral Held for Securities Loaned (2.1%)	Value

5,210,896	Thrivent Cash Management Trust	5,210,896

	Total Collateral Held for Securities Loaned (cost $5,210,896)	5,210,896

Shares or Principal Amount	Short-Term Investments (8.6%)[k]	Value

	Federal Home Loan Bank Discount Notes
200,000	0.078%, 8/1/2014	200,000
200,000	0.085%, 10/17/2014[l]	199,963
100,000	0.090%, 10/21/2014[l]	99,980
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.070%, 10/29/2014	199,966
	Thrivent Cash Management Trust
20,644,719	0.050%	20,644,719

	Total Short-Term Investments (at amortized cost)	21,344,628

	Total Investments (cost $245,022,860) 106.7%	$263,889,520

	Other Assets and Liabilities, Net (6.7%)	(16,667,604)

	Total Net Assets 100.0%	$247,221,916

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Fund owned as of July 31, 2014.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 1/28/2034	1/17/2014	$542,288
JBS Finance II, Ltd., 1/29/2018	8/19/2013	195,621
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	463,617
Vericrest Opportunity Loan Transferee, 4/25/2055	11/21/2013	444,048
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	454,430

g	All or a portion of the security is insured or guaranteed.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.
i	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2014, the value of these investments was $11,542,311 or 4.7% of total net assets.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At July 31, 2014, $299,943 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$21,607,106
Gross unrealized depreciation	(2,740,446)

Net unrealized appreciation (depreciation)	$18,866,660

Cost for federal income tax purposes	$245,022,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,068,952	–	4,068,952	–
Capital Goods	2,002,426	–	2,002,426	–
Communications Services	15,622,246	–	15,622,246	–
Consumer Cyclical	8,305,824	–	8,305,824	–
Consumer Non-Cyclical	5,462,786	–	5,462,786	–
Energy	2,417,571	–	2,417,571	–
Financials	2,656,527	–	2,656,527	–
Technology	2,798,252	–	2,798,252	–
Transportation	1,823,785	–	1,823,785	–
Utilities	1,041,661	–	1,041,661	–
Common Stock
Consumer Discretionary	20,020,447	20,020,447	–	–
Consumer Staples	9,004,688	9,004,688	–	–
Energy	11,949,317	11,949,317	–	–
Financials	27,987,816	27,987,816	–	–
Health Care	15,154,793	15,154,793	–	–
Industrials	12,268,022	12,268,022	–	–
Information Technology	19,245,777	19,245,777	–	–
Materials	3,920,453	3,920,453	–	–
Utilities	3,171,920	3,171,920	–	–
Long-Term Fixed Income
Asset-Backed Commercial Paper	447,997	–	447,997	–
Asset-Backed Securities	2,966,528	–	2,966,528	–
Basic Materials	1,841,563	–	1,841,563	–
Capital Goods	1,642,611	–	1,642,611	–
Collateralized Mortgage Obligations	11,171,990	–	11,171,990	–
Commercial Mortgage-Backed Securities	68,752	–	68,752	–
Communications Services	4,975,711	–	4,975,711	–
Consumer Cyclical	2,940,838	–	2,940,838	–
Consumer Non-Cyclical	4,101,479	–	4,101,479	–
Energy	3,456,893	–	3,456,893	–
Financials	11,562,283	–	11,562,283	–
Foreign Government	1,084,201	–	1,084,201	–
Mortgage-Backed Securities	11,037,895	–	11,037,895	–
Technology	1,234,042	–	1,234,042	–
Transportation	946,196	–	946,196	–
U.S. Government and Agencies	634,695	–	634,695	–
Utilities	3,432,720	–	3,432,720	–
Preferred Stock
Financials	4,456,405	3,055,270	1,401,135	–
Utilities	407,934	–	407,934	–
Collateral Held for Securities Loaned	5,210,896	5,210,896	–	–
Short-Term Investments	21,344,628	20,644,719	699,909	–
Total	$263,889,520	$151,634,118	$112,255,402	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	15,869	15,869	–	–
Total Asset Derivatives	$15,869	$15,869	$–	$–

Liability Derivatives
Futures Contracts	16,103	16,103	–	–
Total Liability Derivatives	$16,103	$16,103	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Balanced Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(115)	September 2014	($25,246,015)	($25,233,516)	$12,499
5-Yr. U.S. Treasury Bond Futures	5	September 2014	595,640	594,180	(1,460)
30-Yr. U.S. Treasury Bond Futures	2	September 2014	271,443	274,813	3,370
S&P 500 Index Futures	13	September 2014	6,269,004	6,255,600	(13,404)
Ultra Long Term U.S. Treasury Bond Futures	14	September 2014	2,113,051	2,111,812	(1,239)
Total Futures Contracts					($234)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Collateral Investment	$—	$13,017,111	$7,806,215	5,210,896	$5,210,896	$5,110
Cash Management Trust-Short Term Investment	24,239,009	77,043,365	80,637,655	20,644,719	20,644,719	7,531
Total Value and Income Earned	24,239,009				25,855,615	12,641

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (41.7%)[a]	Value

Basic Materials (3.9%)
	Alpha Natural Resources, Inc., Term Loan
$1,550,391	3.500%, 5/22/2020	$1,476,747
	Arch Coal, Inc., Term Loan
2,227,313	6.250%, 5/16/2018	2,180,384
	Fortescue Metals Group, Ltd., Term Loan
2,277,000	3.750%, 6/30/2019	2,262,769
	Ineos Group Holdings, Ltd., Term Loan
2,261,755	3.750%, 5/4/2018	2,245,425
	NewPage Corporation, Term Loan
2,580,000	9.500%, 2/11/2021	2,587,095
	Tronox Pigments BV, Term Loan
970,911	4.000%, 3/19/2020	970,688
	Wausau Paper Corporation, Term Loan
1,500,000	0.000%, 7/30/2020[b,c]	1,481,250

	Total	13,204,358

Capital Goods (2.5%)
	ADS Waste Holdings, Inc., Term Loan
2,235,999	3.750%, 10/9/2019	2,219,856
	Berry Plastics Group, Inc., Term Loan
256,750	3.500%, 2/8/2020	253,466
	Rexnord, LLC, Term Loan
2,233,125	4.000%, 8/21/2020	2,227,230
	Silver II Borrower, Term Loan
2,165,539	4.000%, 12/13/2019	2,154,256
	STHI Holding Corporation, Term Loan
1,575,000	0.000%, 7/30/2021[b,c]	1,568,117

	Total	8,422,925

Communications Services (15.0%)
	Birch Communication Inc., Term Loan
1,825,000	7.750%, 7/17/2020	1,788,500
	Cengage Learning Aquisitions, Term Loan
1,770,563	7.000%, 3/31/2020	1,778,672
	Cincinnati Bell, Inc., Term Loan
1,116,563	4.000%, 9/10/2020	1,113,079
	Clear Channel Communications, Inc., Term Loan
3,382	3.805%, 1/29/2016	3,345
2,219,170	6.905%, 1/30/2019	2,174,432
62,448	7.655%, 7/30/2019	62,195
	Fairpoint Communications, Term Loan
2,004,699	7.500%, 2/14/2019	2,064,519
	Grande Communications Networks, LLC, Term Loan
2,262,158	4.500%, 5/29/2020	2,259,330
	Hargray Communications Group, Inc., Term Loan
2,262,150	4.750%, 6/26/2019	2,266,109
	IMG Worldwide, Inc., Term Loan
1,125,000	5.250%, 5/6/2021	1,115,438
	Integra Telecom Holdings, Inc., Term Loan
2,261,449	5.250%, 2/22/2019	2,266,402

Principal Amount	Bank Loans (41.7%)[a]	Value

Communications Services (15.0%) - continued
	Level 3 Communications, Inc., Term Loan
$2,250,000	4.000%, 8/1/2019	$2,243,812
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,200,000	4.500%, 1/7/2022[b,c]	1,200,300
	LTS Buyer, LLC, Term Loan
2,227,500	4.000%, 4/13/2020	2,216,830
	McGraw-Hill Global Education, LLC, Term Loan
1,995,445	5.750%, 3/22/2019	2,010,829
	NEP/NCP Holdco, Inc., Term Loan
3,249,257	4.250%, 1/22/2020	3,241,133
	NTelos, Inc., Term Loan
2,227,330	5.750%, 11/9/2019	2,223,610
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
2,152,652	5.500%, 7/31/2018	2,149,962
	SBA Senior Finance II, LLC, Term Loan
1,750,000	3.250%, 3/24/2021	1,725,937
	TNS, Inc., Term Loan
2,126,210	5.000%, 2/14/2020	2,126,210
	Univision Communications, Inc., Term Loan
2,261,535	4.000%, 3/1/2020	2,246,451
	Virgin Media Investment Holdings, Ltd., Term Loan
2,285,000	3.500%, 6/7/2020	2,264,618
	Visant Corporation, Term Loan
2,250,000	5.250%, 12/22/2016	2,241,562
	WideOpenWest Finance, LLC, Term Loan
2,261,449	4.750%, 4/1/2019	2,264,276
	WMG Acquisition Corporation, Term Loan
258,050	3.750%, 7/1/2020	252,520
	XO Communications, LLC, Term Loan
548,625	4.250%, 3/20/2021	548,625
	Yankee Cable Acquisition, LLC, Term Loan
2,242,968	4.250%, 3/1/2020	2,249,047
	Zayo Group, LLC, Term Loan
2,260,644	4.000%, 7/2/2019	2,242,288

	Total	50,340,031

Consumer Cyclical (7.2%)
	Amaya Gaming Group, Inc., Term Loan
1,050,000	0.000%, 7/28/2022[b,c]	1,038,849
	Bally Technologies, Inc., Term Loan
1,528,969	4.250%, 11/25/2020	1,527,532
	Booz Allen Hamilton, Inc., Term Loan
930,231	3.750%, 7/31/2019	928,296
	Burlington Coat Factory Warehouse Corporation, Term Loan
2,150,792	4.250%, 2/23/2017	2,139,134
	Ceridian Corporation, Term Loan
2,179,449	4.405%, 5/9/2017	2,179,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (41.7%)[a]	Value

Consumer Cyclical (7.2%) - continued
	Chrysler Group, LLC, Term Loan
$256,692	3.500%, 5/24/2017	$255,729
2,344,125	3.250%, 12/31/2018	2,323,028
	Golden Nugget, Inc., Delayed Draw
238,800	5.500%, 11/21/2019	242,979
	Golden Nugget, Inc., Term Loan
557,200	5.500%, 11/21/2019	566,951
	J.C. Penney Corporation, Inc., Term Loan
2,262,150	6.000%, 5/22/2018	2,282,758
	Las Vegas Sands, LLC, Term Loan
2,363,125	3.250%, 12/19/2020	2,354,500
	Marina District Finance Company, Inc., Term Loan
2,119,350	6.750%, 8/15/2018	2,142,302
	Mohegan Tribal Gaming Authority, Term Loan
1,741,250	5.500%, 11/19/2019	1,755,755
	ROC Finance, LLC, Term Loan
258,050	5.000%, 6/20/2019	251,599
	Scientific Games International, Inc., Term Loan
2,273,575	4.250%, 10/18/2020	2,236,061
	Seminole Hard Rock Entertainment, Inc., Term Loan
128,700	3.500%, 5/14/2020	127,977
	Seminole Indian Tribe of Florida, Term Loan
237,250	3.000%, 4/29/2020	236,657
	Toys R Us, Inc., Term Loan
2,226,361	5.250%, 5/25/2018	1,835,813

	Total	24,425,020

Consumer Non-Cyclical (3.5%)
	Albertsons, Inc., Term Loan
2,490,561	4.750%, 3/21/2019	2,489,017
	CHS/Community Health Systems, Inc., Term Loan
2,487,500	4.250%, 1/27/2021	2,489,988
	Del Monte Corporation, Term Loan
38,695	3.500%, 3/9/2020	37,994
	Roundy’s Supermarkets, Inc., Term Loan
2,288,989	5.750%, 3/3/2021	2,272,531
	Supervalu, Inc., Term Loan
2,281,077	4.500%, 3/21/2019	2,273,663
	Van Wagner Communications, LLC, Term Loan
2,201,966	6.250%, 8/3/2018	2,216,653

	Total	11,779,846

Energy (1.5%)
	Exgen Renewables I, LLC, Term Loan
1,338,741	5.250%, 2/6/2021	1,357,149
	McJunkin Red Man Corporation, Term Loan
1,339,875	5.000%, 11/8/2019	1,339,875
	Offshore Group Investment, Ltd., Term Loan
128,375	5.750%, 3/28/2019	127,693

Principal Amount	Bank Loans (41.7%)[a]	Value

Energy (1.5%) - continued
	Pacific Drilling SA, Term Loan
$2,262,150	4.500%, 6/3/2018	$2,258,372

	Total	5,083,089

Financials (1.8%)
	Delos Finance Sarl, Term Loan
2,375,000	3.500%, 3/6/2021	2,366,688
	Harland Clarke Holdings Corporation, Term Loan
2,227,875	7.000%, 5/22/2018	2,260,357
	TransUnion, LLC, Term Loan
1,122,187	4.000%, 4/9/2021	1,117,777
	WaveDivision Holdings, LLC, Term Loan
256,100	4.000%, 10/12/2019	255,247

	Total	6,000,069

Technology (3.2%)
	Avago Technologies, Ltd., Term Loan
1,875,000	3.750%, 5/6/2021	1,869,375
	BMC Software, Inc., Term Loan
2,160,625	5.000%, 9/10/2020	2,144,420
	First Data Corporation, Term Loan
2,285,000	3.666%, 3/23/2018	2,263,110
	Freescale Semiconductor, Inc., Term Loan
2,261,535	4.250%, 2/28/2020	2,248,350
	Infor US, Inc., Term Loan
2,064,625	3.750%, 6/3/2020	2,043,112
	SunGard Data Systems, Inc., Term Loan
113,320	4.000%, 3/8/2020	113,354

	Total	10,681,721

Transportation (1.9%)
	American Airlines, Inc., Term Loan
4,489,650	3.750%, 6/27/2019	4,486,866
	OSG Bulk Ships, Inc., Term Loan
1,850,000	0.000%, 3/7/2019[b,c]	1,858,473

	Total	6,345,339

Utilities (1.2%)
	Calpine Corporation, Term Loan
256,031	4.000%, 4/1/2018	256,212
1,492,500	4.000%, 10/31/2020	1,492,232
	Intergen NV, Term Loan
2,262,150	5.500%, 6/15/2020	2,271,583

	Total	4,020,027

	Total Bank Loans (cost $140,771,619)	140,302,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Asset-Backed Commercial Paper (0.3%)
	Bayview Opportunity Master Fund Trust IIB, LP
$750,000	3.623%, 7/28/2019[d]	$750,234
	Vericrest Opportunity Loan Transferee
445,758	3.625%, 4/25/2055[d]	447,997

	Total	1,198,231

Asset-Backed Securities (3.0%)
	Asset Backed Securities Corporation Home Equity Loan Trust
927,746	0.295%, 7/25/2036[e]	862,459
	Bayview Opportunity Master Fund Trust IIB, LP
723,050	3.950%, 1/28/2034[d]	725,300
	Countrywide Asset-Backed Certificates
606,554	5.859%, 10/25/2046	473,572
	Credit Based Asset Servicing and Securitization, LLC
699,690	3.767%, 12/25/2036	472,507
	First Horizon ABS Trust
949,350	0.315%, 10/25/2034[e,f]	817,318
	GMAC Mortgage Corporation Loan Trust
1,614,086	0.335%, 8/25/2035[e,f]	1,409,360
1,330,455	0.335%, 12/25/2036[e,f]	1,153,296
	Popular ABS Mortgage Pass- Through Trust
900,000	5.297%, 11/25/2035	765,926
	Renaissance Home Equity Loan Trust
1,395,372	5.608%, 5/25/2036	991,546
979,272	5.285%, 1/25/2037	577,625
	Vericrest Opportunity Loan Transferee
488,914	3.625%, 3/25/2054[d]	491,631
	Wachovia Asset Securitization, Inc.
1,677,405	0.295%, 7/25/2037[d,e,f]	1,498,770

	Total	10,239,310

Basic Materials (1.8%)
	Anglo American Capital plc
200,000	1.184%, 4/15/2016[e,g]	200,600
	ArcelorMittal
500,000	6.000%, 3/1/2021	518,750
	Dow Chemical Company
136,000	8.550%, 5/15/2019	173,206
	First Quantum Minerals, Ltd.
269,000	6.750%, 2/15/2020[g]	274,380
269,000	7.000%, 2/15/2021[g]	277,070
	FMG Resources Pty. Ltd.
469,079	6.875%, 2/1/2018[g,h]	486,669
	Freeport-McMoRan Copper & Gold, Inc.
162,000	2.375%, 3/15/2018	163,475
	Groupe Office Cherifien des Phosphates SA
375,000	5.625%, 4/25/2024[g]	392,813
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
469,079	8.875%, 2/1/2018	484,090
	Ineos Finance plc
394,000	7.500%, 5/1/2020[g]	422,072

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Basic Materials (1.8%) - continued
	Inmet Mining Corporation
$79	8.750%, 6/1/2020[d]	$85
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	156,285
	Minsur SA
370,000	6.250%, 2/7/2024[g]	401,450
	Mosaic Company
138,000	3.750%, 11/15/2021	143,288
	NOVA Chemicals Corporation
703,617	5.250%, 8/1/2023[g]	752,870
	Sappi Papier Holding GmbH
470,000	6.625%, 4/15/2021[g]	497,025
	Trinseo Materials Operating SCA
384,000	8.750%, 2/1/2019	404,160
	Vale Overseas, Ltd.
182,000	6.250%, 1/23/2017	200,917
	Xstrata Finance Canada, Ltd.
137,000	2.050%, 10/23/2015[g]	138,471

	Total	6,087,676

Capital Goods (1.3%)
	BAE Systems plc
202,000	3.500%, 10/11/2016[g]	211,988
	Cemex Finance, LLC
469,079	9.375%, 10/12/2017[g]	534,750
	CNH Capital, LLC
469,079	3.625%, 4/15/2018	467,906
	Crown Americas Capital Corporation IV
390,000	4.500%, 1/15/2023	368,550
	Harsco Corporation
207,000	2.700%, 10/15/2015	208,449
	Ingersoll-Rand Global Holding Company, Ltd.
238,000	6.875%, 8/15/2018	281,553
	L-3 Communications Corporation
201,000	1.500%, 5/28/2017	200,205
	Martin Marietta Materials, Inc.
238,000	1.331%, 6/30/2017[e,g]	237,863
	Nortek, Inc.
469,079	8.500%, 4/15/2021	508,951
	Reynolds Group Issuer, Inc.
469,079	9.875%, 8/15/2019	505,433
	Roper Industries, Inc.
215,000	2.050%, 10/1/2018	214,261
	Textron, Inc.
202,000	4.625%, 9/21/2016	215,730
	United Rentals North America, Inc.
376,000	7.375%, 5/15/2020	403,260

	Total	4,358,899

Collateralized Mortgage Obligations (8.3%)
	Banc of America Alternative Loan Trust
963,491	6.000%, 11/25/2035	818,154
742,192	0.955%, 5/25/2046[e]	519,304
	Banc of America Mortgage Trust
519,133	2.631%, 7/25/2035	479,205
	BCAP, LLC Trust
1,054,879	0.335%, 3/25/2037[e]	859,063
	Bear Stearns ALT-A Trust
459,760	2.532%, 6/25/2034	457,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Collateralized Mortgage Obligations (8.3%) - continued
	CHL Mortgage Pass-Through Trust
$389,192	6.250%, 9/25/2036	$362,575
613,595	6.000%, 4/25/2037	571,969
	CitiMortgage Alternative Loan Trust
514,488	5.750%, 4/25/2037	444,685
	Countrywide Alternative Loan Trust
567,832	6.500%, 8/25/2036	422,445
1,249,567	6.000%, 11/25/2036	1,072,569
890,935	6.000%, 1/25/2037	802,764
641,713	5.500%, 5/25/2037	548,127
402,635	7.000%, 10/25/2037	290,414
	Countrywide Home Loans, Inc.
382,454	2.466%, 3/20/2036	320,355
	Credit Suisse First Boston Mortgage Securities Corporation
451,881	5.250%, 10/25/2035	449,783
	Deutsche Alt-A Securities Mortgage Loan Trust
422,505	0.891%, 4/25/2047[e]	376,801
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
817,445	5.500%, 11/25/2035	761,459
	GMAC Mortgage Corporation Loan Trust
470,737	4.634%, 9/19/2035	464,905
	GMACM Mortgage Loan Trust
686,296	4.621%, 5/25/2035	664,425
	Greenpoint Mortgage Funding Trust
398,262	0.355%, 10/25/2045[e]	315,279
	HarborView Mortgage Loan Trust
316,602	2.702%, 12/19/2035	285,500
	HomeBanc Mortgage Trust
1,472,930	2.295%, 4/25/2037	1,096,784
	IndyMac Index Mortgage Loan Trust
469,357	4.740%, 10/25/2035	404,938
	J.P. Morgan Alternative Loan Trust
1,624,666	2.637%, 3/25/2036	1,294,503
565,141	6.500%, 3/25/2036	502,984
	J.P. Morgan Mortgage Trust
680,266	2.682%, 8/25/2035	682,353
620,303	2.592%, 1/25/2037	554,135
	Lehman Mortgage Trust
319,661	6.000%, 1/25/2036	294,890
	Lehman XS Trust
1,098,456	0.315%, 3/25/2037[e]	734,743
	Master Asset Securitization Trust
504,371	0.655%, 6/25/2036[e]	309,901
	Merrill Lynch Mortgage Investors Trust
842,518	6.250%, 8/25/2036	666,920
	MortgageIT Trust
1,033,367	0.415%, 12/25/2035[e]	967,034
883,418	0.355%, 4/25/2036[e]	664,304
	RALI Trust
405,804	0.375%, 7/25/2036[e]	272,971
1,080,491	5.750%, 4/25/2037	852,312
	Residential Accredit Loans, Inc.
414,237	3.570%, 9/25/2035	348,287
971,611	5.750%, 9/25/2035	879,489

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Collateralized Mortgage Obligations (8.3%) - continued
	RFMSI Trust
$901,181	6.000%, 7/25/2037	$824,630
	Sequoia Mortgage Trust
667,142	2.685%, 9/20/2046	571,256
	Structured Adjustable Rate Mortgage Loan Trust
788,334	5.156%, 7/25/2035	690,341
	Structured Asset Mortgage Investments, Inc.
1,206,812	0.465%, 12/25/2035[e]	960,193
1,038,846	0.365%, 5/25/2046[e]	806,385
	WaMu Mortgage Pass Through Certificates
247,711	2.314%, 8/25/2046	216,473
	Washington Mutual Alternative Mortgage Pass Through Certificates
424,725	0.871%, 2/25/2047[e]	292,902
	Wells Fargo Mortgage Backed Securities Trust
582,694	2.612%, 3/25/2036	568,110
631,902	2.609%, 7/25/2036	617,798
326,506	6.000%, 7/25/2037	325,311

	Total	27,687,588

Commercial Mortgage-Backed Securities (0.1%)
	Government National Mortgage Association
242,342	3.214%, 1/16/2040	245,542

	Total	245,542

Communications Services (3.5%)
	Alliance Data Systems Corporation
440,000	5.375%, 8/1/2022[g]	435,600
	AMC Networks, Inc.
469,079	7.750%, 7/15/2021	513,641
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	149,011
	American Tower Corporation
257,000	7.000%, 10/15/2017	297,176
	British Telecommunications plc
189,000	1.250%, 2/14/2017	188,674
	CBS Corporation
210,000	8.875%, 5/15/2019	268,217
	CC Holdings GS V, LLC
363,000	2.381%, 12/15/2017	369,795
	CCO Holdings, LLC
469,079	7.000%, 1/15/2019	489,015
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	537,500
	Cequel Communications Escrow 1, LLC
390,000	6.375%, 9/15/2020[g]	401,700
	Columbus International, Inc.
460,000	7.375%, 3/30/2021[g]	485,300
	Cox Communications, Inc.
193,000	9.375%, 1/15/2019[g]	247,657
	Digicel, Ltd.
469,079	6.000%, 4/15/2021[g]	477,288
	DIRECTV Holdings, LLC
166,000	3.500%, 3/1/2016	172,780
171,000	5.875%, 10/1/2019	197,436

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Communications Services (3.5%) - continued
	Hughes Satellite Systems Corporation
$376,000	6.500%, 6/15/2019	$415,010
	Intelsat Jackson Holdings SA
469,079	7.250%, 10/15/2020	494,878
	Level 3 Financing, Inc.
376,000	8.625%, 7/15/2020	408,900
	NBC Universal Enterprise, Inc.
201,000	1.662%, 4/15/2018[g]	199,860
	Numericable Group SA
415,000	6.000%, 5/15/2022[g]	417,075
	SBA Tower Trust
276,000	5.101%, 4/17/2017[g]	293,985
	Sprint Communications, Inc.
469,079	9.000%, 11/15/2018[g]	549,995
	Telefonica Emisiones SAU
145,000	3.992%, 2/16/2016	151,306
218,000	3.192%, 4/27/2018	226,755
	Time Warner Cable, Inc.
405,000	5.000%, 2/1/2020	450,769
	T-Mobile USA, Inc.
525,000	6.633%, 4/28/2021	551,250
	Verizon Communications, Inc.
255,000	2.500%, 9/15/2016	263,196
175,000	1.981%, 9/14/2018[e]	183,992
276,000	3.650%, 9/14/2018	294,247
140,000	2.550%, 6/17/2019	141,688
	WideOpenWest Finance, LLC
500,000	10.250%, 7/15/2019	554,375
	Wind Acquisition Finance SA
420,000	7.375%, 4/23/2021[g]	437,850
	Windstream Corporation
500,000	7.750%, 10/1/2021	539,375

	Total	11,805,296

Consumer Cyclical (2.4%)
	AMC Entertainment, Inc.
448,000	5.875%, 2/15/2022	454,720
	Chrysler Group, LLC
469,079	8.250%, 6/15/2021	515,987
	Cinemark USA, Inc.
394,000	4.875%, 6/1/2023	385,135
	Daimler Finance North America, LLC
135,000	1.875%, 1/11/2018[g]	135,771
	Delphi Corporation
207,000	6.125%, 5/15/2021	229,770
	ERAC USA Finance, LLC
238,000	2.350%, 10/15/2019[g]	236,223
	Ford Motor Credit Company, LLC
182,000	3.984%, 6/15/2016	191,509
207,000	1.500%, 1/17/2017	207,376
135,000	3.000%, 6/12/2017	140,118
203,000	5.000%, 5/15/2018	223,555
	General Motors Company
223,000	3.500%, 10/2/2018[g]	224,115
	General Motors Financial Company, Inc.
469,079	3.250%, 5/15/2018	468,493
	GLP Capital, LP
500,000	4.875%, 11/1/2020[g]	507,500
	Hilton Worldwide Finance, LLC
500,000	5.625%, 10/15/2021[g]	523,750

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Consumer Cyclical (2.4%) - continued
	Hyundai Capital America
$195,000	1.450%, 2/6/2017[g]	$194,958
	Jaguar Land Rover Automotive plc
376,000	5.625%, 2/1/2023[g]	392,920
	KB Home
412,000	4.750%, 5/15/2019	406,850
	L Brands, Inc.
376,000	6.625%, 4/1/2021	419,240
	Macy’s Retail Holdings, Inc.
250,000	7.450%, 7/15/2017	291,314
	Nissan Motor Acceptance Corporation
108,000	0.777%, 3/3/2017[e,g]	108,303
	Royal Caribbean Cruises, Ltd.
469,079	5.250%, 11/15/2022	485,497
	Toll Brothers Finance Corporation
268,000	4.000%, 12/31/2018	272,020
	TRW Automotive, Inc.
135,000	7.250%, 3/15/2017[g]	152,381
	West Corporation
470,000	5.375%, 7/15/2022[g]	455,900
	Wynn Las Vegas, LLC
376,000	5.375%, 3/15/2022	381,640

	Total	8,005,045

Consumer Non-Cyclical (3.4%)
	Altria Group, Inc.
274,000	9.700%, 11/10/2018	355,151
	Anheuser-Busch InBev Worldwide, Inc.
207,000	7.750%, 1/15/2019	254,482
	Beam, Inc.
140,000	5.375%, 1/15/2016	148,494
	Boston Scientific Corporation
210,000	2.650%, 10/1/2018	213,340
	CareFusion Corporation
182,000	1.450%, 5/15/2017	181,371
	Celgene Corporation
255,000	1.900%, 8/15/2017	257,901
	CHS/Community Health Systems, Inc.
376,000	7.125%, 7/15/2020	401,380
	ConAgra Foods, Inc.
288,000	2.100%, 3/15/2018	287,534
	Cott Beverages, Inc.
435,000	5.375%, 7/1/2022[g]	429,562
	Coventry Health Care, Inc.
120,000	5.950%, 3/15/2017	133,772
	CVS Caremark Corporation
136,000	2.250%, 12/5/2018	137,092
	Envision Healthcare Corporation
500,000	5.125%, 7/1/2022[g]	493,750
	Express Scripts Holding Company
205,000	2.650%, 2/15/2017	211,631
	Forest Laboratories, Inc.
236,000	4.375%, 2/1/2019[g]	252,756
	Fresenius Medical Care US Finance, Inc.
469,079	5.750%, 2/15/2021[g]	505,432
	Gilead Sciences, Inc.
220,000	3.050%, 12/1/2016	229,765
	Grupo Bimbo SAB de CV
375,000	3.875%, 6/27/2024[g]	372,330
	Hawk Acquisition Sub, Inc.
376,000	4.250%, 10/15/2020	373,650

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Consumer Non-Cyclical (3.4%) - continued
	HCA, Inc.
$469,079	4.750%, 5/1/2023	$463,215
	IMS Health, Inc.
375,000	6.000%, 11/1/2020[g]	391,875
	JBS Finance II, Ltd.
469,079	8.250%, 1/29/2018[d]	494,878
	Kroger Company
280,000	1.200%, 10/17/2016	280,374
	Lorillard Tobacco Company
210,000	8.125%, 6/23/2019	261,714
	McKesson Corporation
270,000	1.292%, 3/10/2017	269,710
	Medco Health Solutions, Inc.
110,000	7.125%, 3/15/2018	129,263
	Mondelez International, Inc.
140,000	2.250%, 2/1/2019	140,196
	Mylan, Inc.
246,000	1.350%, 11/29/2016	246,177
	Pernod Ricard SA
140,000	2.950%, 1/15/2017[g]	144,840
140,000	5.750%, 4/7/2021[g]	160,872
	Perrigo Company, Ltd.
117,000	1.300%, 11/8/2016[g]	116,699
134,000	2.300%, 11/8/2018[g]	133,237
	Revlon Consumer Products Corporation
469,079	5.750%, 2/15/2021	476,115
	SABMiller plc
182,000	6.500%, 7/15/2018[g]	211,346
	Safeway, Inc.
276,000	3.400%, 12/1/2016	289,579
	Spectrum Brands Escrow Corporation
376,000	6.375%, 11/15/2020	395,740
	Thermo Fisher Scientific, Inc.
152,000	1.300%, 2/1/2017	151,873
212,000	2.400%, 2/1/2019	212,705
	Valeant Pharmaceuticals International
469,079	7.250%, 7/15/2022[g]	497,224
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[g]	540,000
	WM Wrigley Jr. Company
138,000	2.000%, 10/20/2017[g]	139,515

	Total	11,386,540

Energy (2.5%)
	BP Capital Markets plc
223,000	0.643%, 11/7/2016[e]	224,000
	Buckeye Partners, LP
268,000	2.650%, 11/15/2018	270,966
	CNOOC Nexen Finance 2014 ULC
200,000	1.625%, 4/30/2017	200,163
	CNPC General Capital, Ltd.
201,000	2.750%, 4/19/2017[g]	205,598
370,000	2.750%, 5/14/2019[g]	368,243
	Concho Resources, Inc.
469,079	6.500%, 1/15/2022	499,569
	Continental Resources, Inc.
235,000	7.125%, 4/1/2021	265,256
	Devon Energy Corporation
207,000	1.200%, 12/15/2016	207,200
	Enbridge, Inc.
118,000	0.678%, 6/2/2017[e]	118,230

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Energy (2.5%) - continued
	Energy Transfer Partners, LP
$134,000	6.700%, 7/1/2018	$155,755
	EQT Corporation
52,000	5.150%, 3/1/2018	56,575
134,000	8.125%, 6/1/2019	165,925
	Harvest Operations Corporation
469,079	6.875%, 10/1/2017	505,433
	Hess Corporation
138,000	8.125%, 2/15/2019	171,996
	Kodiak Oil & Gas Corporation
469,079	5.500%, 1/15/2021	492,533
	Linn Energy, LLC
500,000	6.250%, 11/1/2019	507,500
469,079	8.625%, 4/15/2020	495,465
	MEG Energy Corporation
376,000	6.375%, 1/30/2023[g]	386,340
	Oasis Petroleum, Inc.
376,000	6.875%, 1/15/2023	407,020
	Offshore Group Investment, Ltd.
500,000	7.125%, 4/1/2023	493,750
	Petrobras Global Finance BV
207,000	2.000%, 5/20/2016	207,360
465,000	3.112%, 3/17/2020[e]	476,044
	Petroleos Mexicanos
239,000	3.125%, 1/23/2019[g,h]	245,764
	Range Resources Corporation
661,400	5.000%, 8/15/2022	677,935
	Suncor Energy, Inc.
140,000	6.100%, 6/1/2018	161,035
	Transocean, Inc.
205,000	6.000%, 3/15/2018	229,121
	Weatherford International, Ltd.
156,000	6.000%, 3/15/2018	177,009
114,000	9.625%, 3/1/2019	148,072

	Total	8,519,857

Financials (8.6%)
	Abbey National Treasury Services plc
140,000	3.050%, 8/23/2018	145,377
	ABN AMRO Bank NV
207,000	2.500%, 10/30/2018[g]	209,515
	American International Group, Inc.
285,000	8.250%, 8/15/2018	350,658
	ANZ New Zealand International, Ltd.
200,000	1.400%, 4/27/2017[g]	199,754
	Aviation Capital Group Corporation
138,000	3.875%, 9/27/2016[g]	142,676
	Bank of America Corporation
290,000	5.750%, 8/15/2016	314,353
268,000	5.700%, 5/2/2017	295,571
305,000	5.750%, 12/1/2017	342,161
138,000	2.000%, 1/11/2018	138,152
484,000	1.300%, 3/22/2018[e]	491,803
420,000	5.650%, 5/1/2018	472,338
	Bank of New York Mellon Corporation
160,000	4.500%, 12/31/2049[i]	147,600
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
230,000	0.640%, 3/10/2017[e,g]	229,941

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Financials (8.6%) - continued
	Banque Federative du Credit Mutuel SA
$207,000	1.084%, 1/20/2017[e,g]	$208,713
	Barclays Bank plc
140,000	5.140%, 10/14/2020	151,972
	BB&T Corporation
202,000	2.050%, 6/19/2018	203,272
	BBVA Banco Continental SA
202,000	2.250%, 7/29/2016[g]	203,717
	BBVA International Preferred SA Unipersonal
715,000	5.919%, 12/29/2049[i]	743,600
	BBVA US Senior SAU
205,000	4.664%, 10/9/2015	213,972
	Bear Stearns Companies, LLC
295,000	6.400%, 10/2/2017	336,921
	BNP Paribas SA
189,000	1.250%, 12/12/2016	189,182
208,000	2.375%, 9/14/2017	212,015
	BPCE SA
250,000	1.625%, 2/10/2017	251,495
358,000	5.150%, 7/21/2024[g]	375,160
	Branch Banking and Trust Company
223,000	0.657%, 12/1/2016[e]	223,153
	Caixa Economica Federal
460,000	4.250%, 5/13/2019[g]	460,000
	Capital One Financial Corporation
267,000	6.150%, 9/1/2016	293,919
	CIT Group, Inc.
450,000	3.875%, 2/19/2019	447,750
	Citigroup, Inc.
546,000	5.500%, 2/15/2017	598,057
229,000	6.000%, 8/15/2017	257,620
215,000	8.500%, 5/22/2019	272,000
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
240,000	4.625%, 12/1/2023	251,069
500,000	11.000%, 12/29/2049[g,i]	670,500
	Credit Agricole SA
225,000	1.625%, 4/15/2016[g]	227,515
	Credit Suisse Group AG
358,000	7.500%, 12/11/2049[g,i]	392,905
	CyrusOne, LP
469,079	6.375%, 11/15/2022	494,878
	DDR Corporation
140,000	9.625%, 3/15/2016	158,983
	Denali Borrower, LLC
500,000	5.625%, 10/15/2020[g]	515,000
	Deutsche Bank AG
235,000	1.350%, 5/30/2017	234,196
	Discover Bank
70,000	8.700%, 11/18/2019	88,165
	Discover Financial Services
138,000	6.450%, 6/12/2017	155,704
	Fifth Third Bancorp
315,000	5.450%, 1/15/2017	344,248
	General Electric Capital Corporation
268,000	0.504%, 5/15/2017[e]	268,072
265,000	5.625%, 9/15/2017	298,410
94,000	1.625%, 4/2/2018	93,894
	Genworth Financial, Inc.
200,000	7.700%, 6/15/2020	244,429

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Financials (8.6%) - continued
	Goldman Sachs Group, Inc.
$183,000	6.250%, 9/1/2017	$207,324
238,000	2.375%, 1/22/2018	240,760
138,000	2.625%, 1/31/2019	138,572
228,000	7.500%, 2/15/2019	275,032
	Hartford Financial Services Group, Inc.
263,000	6.000%, 1/15/2019	302,246
	HBOS plc
186,000	6.750%, 5/21/2018[g]	212,577
	HCP, Inc.
100,000	3.750%, 2/1/2016	104,299
139,000	3.750%, 2/1/2019	147,234
	Health Care REIT, Inc.
134,000	4.700%, 9/15/2017	146,197
	HSBC Finance Corporation
276,000	6.676%, 1/15/2021	329,052
	Huntington National Bank
223,000	1.300%, 11/20/2016	223,964
	Icahn Enterprises, LP
620,000	6.000%, 8/1/2020	646,350
	ING Bank NV
358,000	5.800%, 9/25/2023[g]	399,468
200,000	4.125%, 11/21/2023	204,000
	ING Capital Funding Trust III
144,000	3.834%, 12/29/2049[e,i]	143,640
	International Lease Finance Corporation
140,000	2.181%, 6/15/2016[e]	138,775
420,000	5.875%, 4/1/2019	446,250
	Intesa Sanpaolo SPA
102,000	3.625%, 8/12/2015[g]	104,221
68,000	3.875%, 1/16/2018	70,871
201,000	3.875%, 1/15/2019	208,548
	J.P. Morgan Chase & Company
246,000	3.450%, 3/1/2016	256,013
140,000	0.744%, 2/15/2017[e]	140,562
200,000	2.000%, 8/15/2017	202,686
138,000	6.300%, 4/23/2019	161,547
276,000	7.900%, 4/29/2049[i]	303,945
775,000	6.750%, 8/29/2049[i]	827,313
	KeyCorp
223,000	2.300%, 12/13/2018	224,298
	Kookmin Bank
205,000	1.110%, 1/27/2017[e,g]	206,082
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[g]	59,325
	Liberty Property, LP
223,000	5.500%, 12/15/2016	243,295
	Lloyds Banking Group plc
125,000	5.920%, 9/29/2049[g,i]	126,563
	Macquarie Bank, Ltd.
207,000	5.000%, 2/22/2017[g]	224,541
	Metropolitan Life Global Funding I
150,000	1.300%, 4/10/2017[g]	150,065
	Mizuho Corporate Bank, Ltd.
191,000	1.550%, 10/17/2017[g]	190,170
	Morgan Stanley
235,000	1.750%, 2/25/2016	238,085
345,000	6.250%, 8/28/2017	390,514
238,000	6.625%, 4/1/2018	275,273
150,000	4.875%, 11/1/2022	159,711
	Murray Street Investment Trust I
386,000	4.647%, 3/9/2017	415,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Financials (8.6%) - continued
	National City Corporation
$140,000	6.875%, 5/15/2019	$165,826
	Nomura Holdings, Inc.
207,000	2.000%, 9/13/2016	210,007
135,000	2.750%, 3/19/2019	136,306
	Oversea-Chinese Banking Corporation, Ltd.
365,000	4.250%, 6/19/2024[g]	366,479
	PNC Bank NA
276,000	1.150%, 11/1/2016	277,244
	Realty Income Corporation
191,000	2.000%, 1/31/2018	190,737
	Regions Bank
268,000	7.500%, 5/15/2018	316,354
	Reinsurance Group of America, Inc.
305,000	5.625%, 3/15/2017	334,833
	Royal Bank of Scotland Group plc
207,000	5.050%, 1/8/2015	210,794
134,000	1.174%, 3/31/2017[e]	134,910
358,000	7.640%, 3/29/2049[i]	380,375
358,000	7.648%, 8/29/2049[i]	426,092
	Santander US Debt SAU
252,000	3.781%, 10/7/2015[g]	259,580
	SLM Corporation
150,000	6.250%, 1/25/2016	158,439
150,000	4.625%, 9/25/2017	154,650
	Societe Generale SA
207,000	5.750%, 4/20/2016[g]	221,183
	State Bank of India
375,000	3.622%, 4/17/2019[g]	376,523
	Sumitomo Mitsui Banking Corporation
360,000	1.300%, 1/10/2017	359,944
	Suncorp-Metway, Ltd.
138,000	0.934%, 3/28/2017[e,g]	137,998
	Swiss RE Capital I, LP
202,000	6.854%, 5/29/2049[g,i]	214,625
	Ventas Realty, LP
134,000	1.550%, 9/26/2016	135,121
134,000	1.250%, 4/17/2017	133,595
	Voya Financial, Inc.
210,000	2.900%, 2/15/2018	216,359
	Wells Fargo & Company
155,000	1.250%, 7/20/2016	156,313

	Total	28,719,465

Foreign Government (1.0%)
	Azerbaijan Government International Bond
215,000	4.750%, 3/18/2024[g]	221,987
	Bahama Government International Bond
200,000	5.750%, 1/16/2024[g,h]	212,500
	Brazil Government International Bond
375,000	5.000%, 1/27/2045[c]	360,937
	Colombia Government International Bond
250,000	2.625%, 3/15/2023	233,750
	Costa Rica Government International Bond
375,000	7.000%, 4/4/2044[g]	393,750

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Foreign Government (1.0%) - continued
	Hungary Government International Bond
$480,000	4.000%, 3/25/2019	$493,426
	Mexico Government International Bond
50,000	3.500%, 1/21/2021	51,275
	Philippines Government International Bond
50,000	4.200%, 1/21/2024	53,000
	Poland Government International Bond
239,000	4.000%, 1/22/2024	247,664
	Slovenia Government International Bond
400,000	4.125%, 2/18/2019[g]	416,208
	South Africa Government International Bond
375,000	5.375%, 7/24/2044	378,281
	Uruguay Government International Bond
290,000	5.100%, 6/18/2050	286,375

	Total	3,349,153

Mortgage-Backed Securities (9.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,250,000	3.000%, 8/1/2029[c]	1,285,744
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,350,000	4.000%, 8/1/2044[c]	1,416,952
	Federal National Mortgage Association Conventional 15- yr. Pass Through
3,050,000	3.500%, 8/1/2029 [c]	3,214,366
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
7,850,000	3.500%, 8/1/2044[c]	7,998,046
8,562,500	4.000%, 8/1/2044[c]	9,002,432
8,300,000	4.500%, 8/1/2044[c]	8,936,312

	Total	31,853,852

Technology (1.1%)
	Amkor Technology, Inc.
500,000	6.625%, 6/1/2021	521,250
	Baidu, Inc.
200,000	2.750%, 6/9/2019	199,716
	BMC Software Finance, Inc.
469,079	8.125%, 7/15/2021[g]	466,734
	EMC Corporation
140,000	1.875%, 6/1/2018	139,785
	Fidelity National Information Services, Inc.
236,000	1.450%, 6/5/2017	235,027
	First Data Corporation
469,079	7.375%, 6/15/2019[g]	492,533
	Freescale Semiconductor, Inc.
500,000	6.000%, 1/15/2022[g]	515,000
	Hewlett-Packard Company
276,000	5.400%, 3/1/2017	304,138
	Iron Mountain, Inc.
469,079	6.000%, 8/15/2023	489,015

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Technology (1.1%) - continued
	Tyco Electronics Group SA
$202,000	6.550%, 10/1/2017	$232,144
	Xerox Corporation
202,000	7.200%, 4/1/2016	221,568

	Total	3,816,910

Transportation (0.7%)
	American Airlines Pass Through Trust
132,155	4.950%, 1/15/2023[g]	143,058
	Avis Budget Car Rental, LLC
270,000	5.125%, 6/1/2022[g]	261,900
	Continental Airlines, Inc.
421,537	6.250%, 4/11/2020	457,104
	Delta Air Lines, Inc.
147,196	4.950%, 5/23/2019	160,167
120,170	4.750%, 5/7/2020	129,940
	Hertz Corporation
376,000	6.750%, 4/15/2019	392,920
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[g]	199,769
	United Air Lines, Inc.
186,917	10.400%, 11/1/2016	210,749
	US Airways Pass Through Trust
400,000	3.950%, 11/15/2025	408,520

	Total	2,364,127

U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
965,000	0.375%, 5/31/2016	963,454

	Total	963,454

Utilities (2.4%)
	AES Corporation
469,079	7.375%, 7/1/2021	534,750
	Atlas Pipeline Partners, LP
376,000	4.750%, 11/15/2021	355,320
	Calpine Corporation
470,000	5.375%, 1/15/2023	460,600
	Chesapeake Midstream Partners, LP
500,000	6.125%, 7/15/2022	534,375
	Commonwealth Edison Company
134,000	6.950%, 7/15/2018	157,208
	DCP Midstream Operating, LP
206,000	2.500%, 12/1/2017	210,499
	Dominion Resources, Inc.
230,000	1.250%, 3/15/2017	229,769
	Electricite de France
207,000	0.694%, 1/20/2017[e,g]	207,563
358,000	5.625%, 12/29/2049[g,i]	372,320
	Electricite de France SA
400,000	5.250%, 12/29/2049[g,i]	406,452
	Enel Finance International NV
140,000	5.125%, 10/7/2019[g]	156,593
	Enterprise Products Operating, LLC
450,000	7.000%, 6/1/2067	477,000
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	153,676
	Fermaca Enterprises S de RL de CV
370,000	6.375%, 3/30/2038[g]	384,800
	MidAmerican Energy Holdings Company
245,000	1.100%, 5/15/2017	244,216

Principal Amount	Long-Term Fixed Income (50.2%)	Value

Utilities (2.4%) - continued
$138,000	5.750%, 4/1/2018	$156,691
	NiSource Finance Corporation
242,000	6.400%, 3/15/2018	277,485
	NRG Energy, Inc.
469,079	6.625%, 3/15/2023	483,151
	Oleoducto Central SA
370,000	4.000%, 5/7/2021[g]	374,162
	ONEOK Partners, LP
134,000	2.000%, 10/1/2017	135,377
150,000	3.200%, 9/15/2018	155,404
	Pacific Gas & Electric Company
134,000	5.625%, 11/30/2017	151,346
	Panhandle Eastern Pipe Line Company, LP
207,000	6.200%, 11/1/2017	236,974
	PG&E Corporation
136,000	2.400%, 3/1/2019	136,430
	PPL Capital Funding, Inc.
311,000	1.900%, 6/1/2018	309,329
	TransAlta Corporation
236,000	1.900%, 6/3/2017	236,230
	Transelec SA
375,000	4.250%, 1/14/2025[g]	371,871
	Williams Companies, Inc.
238,000	7.875%, 9/1/2021	292,566

	Total	8,202,157

	Total Long-Term Fixed Income (cost $167,580,460)	168,803,102

Shares	Common Stock (4.6%)	Value

Financials (4.6%)
149,944	Aberdeen Asia-Pacific Income Fund, Inc.	914,658
34,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	614,040
10,204	First Trust High Income Long/Short Fund	177,754
60,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	747,780
45,145	iShares J.P. Morgan USD Emerging Markets Bond ETF	5,172,714
30,815	iShares MSCI Emerging Markets Minimum Volatility ETF[h]	1,868,930
171,926	MFS Intermediate Income Trust	897,454
105,022	Nuveen Quality Preferred Income Fund II	936,796
115,998	Templeton Global Income Fund	918,704
41,100	Vanguard MSCI Emerging Markets ETF	1,796,892
52,636	Western Asset Emerging Markets Debt Fund, Inc.[h]	945,869
100,767	Western Asset High Income Opportunity Fund, Inc.	590,495

	Total	15,582,086

	Total Common Stock (cost $14,897,501)	15,582,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Preferred Stock (2.1%)	Value

Financials (1.9%)
17,900	Affiliated Managers Group, Inc., 5.250%	$462,178
5,370	Agribank FCB, 6.875%[i]	567,206
4,400	Allstate Corporation, 5.100%	109,780
322	Bank of America Corporation, Convertible, 7.250%[i]	371,910
14,320	CHS, Inc., 7.100%[i]	387,213
28,995	Citigroup, Inc., 6.875%[i]	779,095
10,000	Discover Financial Services, 6.500%[i]	254,200
6,965	Farm Credit Bank of Texas, 6.750%[g,i]	731,108
20,600	Goldman Sachs Group, Inc., 5.500%[i]	493,576
19,675	HSBC USA, Inc., 6.500%[i]	496,597
580	M&T Bank Corporation, 6.375%[i]	590,875
14,300	Morgan Stanley, 7.125%[i]	394,108
9,666	U.S. Bancorp 6.500%[i]	274,128
358	Wells Fargo & Company, Convertible, 7.500%[i]	433,180

	Total	6,345,154

Utilities (0.2%)
5,362	Southern California Edison Company, 4.920%[i]	550,275

	Total	550,275

	Total Preferred Stock (cost $6,666,876)	6,895,429

Shares	Collateral Held for Securities Loaned (0.8%)	Value

2,725,847	Thrivent Cash Management Trust	2,725,847

	Total Collateral Held for Securities Loaned (cost $2,725,847)	2,725,847

Shares or Principal Amount	Short-Term Investments (12.6%)[j]	Value

	Federal Home Loan Bank Discount Notes
200,000	0.060%, 8/1/2014	200,000
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.070%, 10/29/2014	99,983
41,898,344	Thrivent Cash Management Trust 0.050%	41,898,344

	Total Short-Term Investments (at amortized cost)	42,198,327

	Total Investments (cost $374,840,630) 112.0%	$376,507,216

	Other Assets and Liabilities, Net (12.0%)	(40,372,304)

	Total Net Assets 100.0%	$336,134,912

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Fund owned as of July 31, 2014.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	$750,000
Bayview Opportunity Master Fund Trust IIB, LP, 1/28/2034	1/17/2014	723,050
Inmet Mining Corporation, 6/1/2020	8/19/2013	84
JBS Finance II, Ltd., 1/29/2018	8/19/2013	488,745
Vericrest Opportunity Loan Transferee, 4/25/2055	11/21/2013	444,048
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	486,797
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	1,677,405

e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.
f	All or a portion of the security is insured or guaranteed.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2014, the value of these investments was $30,714,639 or 9.1% of total net assets.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$5,384,365
Gross unrealized depreciation	(3,717,779)

Net unrealized appreciation (depreciation)	$1,666,586
Cost for federal income tax purposes	$374,840,630

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	13,204,358	–	13,204,358	–
Capital Goods	8,422,925	–	8,422,925	–
Communications Services	50,340,031	–	50,340,031	–
Consumer Cyclical	24,425,020	–	24,425,020	–
Consumer Non-Cyclical	11,779,846	–	11,779,846	–
Energy	5,083,089	–	5,083,089	–
Financials	6,000,069	–	6,000,069	–
Technology	10,681,721	–	10,681,721	–
Transportation	6,345,339	–	6,345,339	–
Utilities	4,020,027	–	4,020,027	–
Long-Term Fixed Income
Asset-Backed Commercial Paper	1,198,231	–	447,997	750,234
Asset-Backed Securities	10,239,310	–	10,239,310	–
Basic Materials	6,087,676	–	6,087,676	–
Capital Goods	4,358,899	–	4,358,899	–
Collateralized Mortgage Obligations	27,687,588	–	27,687,588	–
Commercial Mortgage-Backed Securities	245,542	–	245,542	–
Communications Services	11,805,296	–	11,805,296	–
Consumer Cyclical	8,005,045	–	8,005,045	–
Consumer Non-Cyclical	11,386,540	–	11,386,540	–
Energy	8,519,857	–	8,519,857	–
Financials	28,719,465	–	28,719,465	–
Foreign Government	3,349,153	–	3,349,153	–
Mortgage-Backed Securities	31,853,852	–	31,853,852	–
Technology	3,816,910	–	3,816,910	–
Transportation	2,364,127	–	2,364,127	–
U.S. Government and Agencies	963,454	–	963,454	–
Utilities	8,202,157	–	8,202,157	–
Common Stock
Financials	15,582,086	15,582,086	–	–
Preferred Stock
Financials	6,345,154	4,455,965	1,889,189	–
Utilities	550,275	–	550,275	–
Collateral Held for Securities Loaned	2,725,847	2,725,847	–	–
Short-Term Investments	42,198,327	41,898,344	299,983	–
Total	$376,507,216	$64,662,242	$311,094,740	$750,234

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	57,684	57,684	–	–
Total Asset Derivatives	$57,684	$57,684	$–	$–

Liability Derivatives
Futures Contracts	18,260	18,260	–	–
Total Liability Derivatives	$18,260	$18,260	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Opportunity Income Plus Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(312)	September 2014	($68,495,406)	($68,459,626)	$35,780
5-Yr. U.S. Treasury Bond Futures	51	September 2014	6,075,531	6,060,634	(14,897)
30-Yr. U.S. Treasury Bond Futures	13	September 2014	1,764,377	1,786,281	21,904
Ultra Long Term U.S. Treasury Bond Futures	38	September 2014	5,735,425	5,732,062	(3,363)
Total Futures Contracts					$39,424

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Collateral Investment	$–	$11,100,318	$8,374,471	2,725,847	$2,725,847	$3,925
Cash Management Trust-Short Term Investment	40,150,617	168,589,656	166,841,928	41,898,344	41,898,344	17,642
Total Value and Income Earned	40,150,617				44,624,191	21,567

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Partner Emerging Markets Equity Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (94.8%)	Value

Bermuda (0.7%)
182,000	Pacific Basin Shipping, Ltd.	$109,630

	Total	109,630

Brazil (4.6%)
14,700	BR Properties SA	90,905
7,900	Companhia Paranaense de Energia	122,430
31,800	Embraer SA	303,178
18,500	Even Construtora e Incorporadora SA	50,556
4,700	Natura Cosmeticos SA	73,481
16,796	Oi SA	11,327
3,200	WEG SA	38,661

	Total	690,538

Chile (0.5%)
128,826	Aguas Andinas SA	81,523

	Total	81,523

China (10.9%)
222,000	Air China, Ltd.	135,467
122,000	China Shenhua Energy Company, Ltd.	358,731
128,000	CNOOC, Ltd.	226,415
266,000	Dongfeng Motor Group Company, Ltd.	472,355
25,000	Haitian International Holdings, Ltd.	58,709
286,000	PetroChina Company, Ltd.	370,677

	Total	1,622,354

Colombia (1.9%)
367	Bancolombia SA ADR	22,904
17,473	Bancolumbia SA	263,481

	Total	286,385

Cyprus (0.3%)
4,633	Globaltrans Investment plc	45,566

	Total	45,566

Czech Republic (3.2%)
3,640	CEZ AS	103,387
1,741	Komercni Banka AS	377,461

	Total	480,848

Hong Kong (6.9%)
62,500	China Mobile, Ltd.	682,915
22,000	Shenzhou International Group Holdings, Ltd.	69,261
151,000	Sinotruk Hong Kong, Ltd.	79,857
45,000	Weichai Power Company, Ltd.	196,085

	Total	1,028,118

Hungary (1.0%)
8,996	OTP Bank Nyrt	155,922

	Total	155,922

India (0.9%)
3,959	Reliance Industries, Ltd. GDR[a]	130,888

	Total	130,888

Indonesia (3.2%)
5,939	Bank Rakyat Indonesia Persero Tbk PT ADR	112,485
77,000	Indo Tambangraya Megah Tbk PT	171,609

Shares	Common Stock (94.8%)	Value

Indonesia (3.2%) - continued
98,200	United Tractors Tbk PT	$192,589

	Total	476,683

Luxembourg (2.7%)
15,077	Ternium SA ADR	401,048

	Total	401,048

Malaysia (4.1%)
78,600	CIMB Group Holdings Berhad	171,646
77,800	Genting Berhad	239,407
62,906	Malayan Banking Berhad	194,041

	Total	605,094

Mexico (3.7%)
465,700	America Movil SAB de CV	549,892

	Total	549,892

Peru (1.1%)
13,736	Cia de Minas Buenaventura SA ADR	160,849

	Total	160,849

Poland (4.1%)
5,081	Bank Handlowy w Warszawie SA	176,691
4,287	Bank Pekao SA	227,188
6,956	Grupa Lotos SAb	80,692
39,708	Orange Polska SA	131,075

	Total	615,646

Russia (4.0%)
29,502	Novolipetsk Steel OJSC GDR	392,202
10,727	Phosagro OAO	133,260
8,635	Sberbank of Russia GDR	71,634

	Total	597,096

South Africa (2.9%)
9,173	AngloGold Ashanti, Ltd. ADR[b]	157,684
6,078	Barclays Africa Group, Ltd.	94,569
9,543	Impala Platinum Holdings, Ltd.	94,566
14,880	Reunert, Ltd.	89,168

	Total	435,987

South Korea (22.4%)
1,529	Hyundai Department Store Company, Ltd.	217,769
2,271	Hyundai Heavy Industries Company, Ltd.	327,389
1,458	Hyundai Mobis	435,539
2,198	Hyundai Motor Company	520,330
2,033	Kangwon Land, Inc.	67,409
1,213	LG Chem, Ltd.	339,447
4,032	POSCO ADR	325,907
240	Samsung Electronics Company, Ltd.	310,611
2,920	Samsung Heavy Industries Company, Ltd.	78,436
2,034	Samsung Life Insurance Company, Ltd.	207,043
6,536	Shinhan Financial Group Company, Ltd.	322,798
837	Shinsegae Company, Ltd.	189,359

	Total	3,342,037

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Partner Emerging Markets Equity Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (94.8%)	Value

Taiwan (5.7%)
55,000	Advanced Semiconductor Engineering, Inc.[b]	$65,318
33,090	Chicony Electronics Company, Ltd.	91,667
71,000	Chipbond Technology Corporation	114,753
181,000	Compal Electronics, Inc.	166,605
58,000	Mega Financial Holding Company, Ltd.	50,934
22,000	Novatek Microelectronics Corporation	111,379
6,000	Powertech Technology, Inc.	10,010
10,000	Richtek Technology Corporation	57,686
5,000	Taiwan Life Insurance Company, Ltd.[b]	3,611
8,245	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	164,900
13,000	Vanguard International Semiconductor Corporation	18,603

	Total	855,466

Thailand (3.9%)
34,000	Kasikornbank pcl	220,027
36,000	PTT pcl	356,550

	Total	576,577

Turkey (1.2%)
4,642	Ford Otomotiv Sanayi ASb	63,584
8,019	Turkiye Halk Bankasi AS	60,379
14,745	Turkiye Garanti Bankasi AS	60,723

	Total	184,686

United States (4.9%)
2,745	CTC Media, Inc.	26,544
15,967	iShares MSCI Emerging Markets Index Fund	699,674

	Total	726,218

	Total Common Stock (cost $13,451,564)	14,159,051

Shares	Preferred Stock (2.9%)	Value

Brazil (2.9%)
111,304	Oi SA	72,608
28,300	Vale SA	363,987

	Total	436,595

	Total Preferred Stock (cost $520,565)	436,595

Shares or Principal Amount	Short-Term Investments (1.6%)[c]	Value

232,358	Thrivent Cash Management Trust 0.050%	232,358

	Total Short-Term Investments (at amortized cost)	232,358

	Total Investments (cost $14,204,487) 99.3%	$14,828,004

	Other Assets and Liabilities, Net 0.7%	104,278

	Total Net Assets 100.0%	$14,932,282

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2014, the value of these investments was $130,888 or 0.9% of total net assets.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,370,126
Gross unrealized depreciation	(746,609)

Net unrealized appreciation (depreciation)	$623,517

Cost for federal income tax purposes	$14,204,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Partner Emerging Markets Equity Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,352,113	26,544	2,325,569	–
Consumer Staples	73,481	–	73,481	–
Energy	1,695,562	–	1,695,562	–
Financials	3,584,116	835,063	2,749,053	–
Industrials	1,654,735	–	1,654,735	–
Information Technology	1,111,532	164,900	946,632	–
Materials	2,004,963	1,178,748	826,215	–
Telecommunications Services	1,375,209	–	1,375,209	–
Utilities	307,340	–	307,340	–
Preferred Stock
Materials	363,987	–	363,987	–
Telecommunications Services	72,608	–	72,608	–
Short-Term Investments	232,358	232,358	–	–

Total	$14,828,004	$2,437,613	$12,390,391	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Short Term Investment	$257,720	$3,061,230	$3,086,592	232,358	$232,358	$83
Total Value and Income Earned	257,720				232,358	83

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (95.7%)	Value

Consumer Discretionary (16.7%)
7,304	American Axle & Manufacturing Holdings, Inc.[a]	$134,320
20,921	ANN, Inc.[a]	768,847
2,246	Asbury Automotive Group, Inc.[a]	151,672
48,139	Brunswick Corporation	1,941,446
3,471	Buffalo Wild Wings, Inc.[a,b]	504,406
42,790	Burlington Stores, Inc.[a,b]	1,400,517
37,764	Chuy’s Holdings, Inc.[a]	1,081,939
26,060	Core-Mark Holding Company, Inc.	1,230,032
61,810	Del Frisco’s Restaurant Group, Inc.[a]	1,317,789
6,770	Dorman Products, Inc.[a]	293,683
33,647	Five Below, Inc.[a,b]	1,232,153
15,559	Fox Factory Holding Corporation[a]	231,518
29,660	G-III Apparel Group, Ltd.[a]	2,303,692
42,613	HomeAway, Inc.[a]	1,479,523
35,798	Imax Corporation[a,b]	941,129
44,723	Kate Spade & Company[a]	1,691,871
3,636	Lithia Motors, Inc.	323,059
69,711	Multimedia Games Holding Company, Inc.[a]	1,681,429
5,611	Oxford Industries, Inc.	334,247
7,410	Red Robin Gourmet Burgers, Inc.[a]	476,908
4,780	Rentrak Corporation[a]	237,279
10,840	Restoration Hardware Holdings, Inc.[a]	886,604
6,839	Shutterfly, Inc.[a,b]	337,299
27,310	Skechers USA, Inc.[a]	1,424,763
31,411	Tenneco, Inc.[a]	2,000,881
13,241	Vail Resorts, Inc.	999,695
26,089	Vitamin Shoppe, Inc.[a]	1,112,696
7,800	Zoe’s Kitchen, Inc.[a,b]	226,278

	Total	26,745,675

Consumer Staples (3.1%)
15,836	B&G Foods, Inc.	444,516
8,781	Boston Beer Company, Inc.[a,b]	1,935,332
26,685	Natural Grocers by Vitamin Cottage, Inc.[a]	605,216
34,593	United Natural Foods, Inc.[a]	2,027,842

	Total	5,012,906

Energy (4.5%)
5,243	Bonanza Creek Energy, Inc.[a]	293,923
8,381	Callon Petroleum Company[a]	82,804
5,477	Diamondback Energy, Inc.[a]	450,374
158,615	Kodiak Oil & Gas Corporation[a]	2,464,877
4,929	PDC Energy, Inc.[a]	267,448
97,120	Penn Virginia Corporation[a]	1,264,502
70,752	Rex Energy Corporation[a]	975,670
17,406	SemGroup Corporation	1,341,654

	Total	7,141,252

Financials (9.2%)
52,112	Bank of the Ozarks, Inc.	1,603,486
40,390	Chesapeake Lodging Trust	1,198,775
16,678	eHealth, Inc.[a]	345,235
62,888	Essent Group, Ltd.[a]	1,145,191
28,479	Evercore Partners, Inc.	1,553,814
36,279	Hanmi Financial Corporation	766,213
30,840	iShares Russell 2000 Growth Index Fund	4,003,340
59,746	Kennedy-Wilson Holdings, Inc.	1,398,056
38,520	PacWest Bancorp	1,605,129

Shares	Common Stock (95.7%)	Value

Financials (9.2%) - continued
50,300	Western Alliance Bancorp[a]	$1,151,870

	Total	14,771,109

Health Care (19.6%)
34,929	Acadia Healthcare Company, Inc.[a]	1,664,716
6,150	Air Methods Corporation[a,b]	309,038
99,215	Akorn, Inc.[a]	3,366,365
16,576	Align Technology, Inc.[a]	898,585
7,190	AtriCure, Inc.[a]	118,419
47,664	Bruker Corporation[a]	1,083,403
14,656	Cardiovascular Systems, Inc.[a]	395,712
17,100	Centene Corporation[a]	1,232,739
20,516	Cubist Pharmaceuticals, Inc.[a]	1,249,424
32,031	Cyberonics, Inc.[a]	1,904,884
123,823	Depomed, Inc.[a]	1,232,039
61,040	ExamWorks Group, Inc.[a]	2,154,102
2,923	Furiex Pharmaceuticals, Inc. Contigent Value Right[a,c]	28,499
67,319	Impax Laboratories, Inc.[a]	1,574,591
111,437	Ironwood Pharmaceuticals, Inc.[a]	1,649,268
25,720	LifePoint Hospitals, Inc.[a]	1,844,638
12,362	Natus Medical, Inc.[a]	355,655
72,573	Neurocrine Biosciences, Inc.[a]	985,541
44,898	NPS Pharmaceuticals, Inc.[a]	1,254,450
48,600	NuVasive, Inc.[a]	1,816,668
4,587	PAREXEL International Corporation[a]	245,680
10,631	Puma Biotechnology, Inc.[a]	2,357,105
36,407	Team Health Holdings, Inc.[a]	2,058,816
15,373	Teleflex, Inc.	1,656,287

	Total	31,436,624

Industrials (15.0%)
4,225	Chart Industries, Inc.[a,b]	321,311
2,740	Circor International, Inc.	196,924
18,346	Generac Holdings, Inc.[a]	796,216
3,435	Genesee & Wyoming, Inc.[a]	342,572
21,800	Granite Construction, Inc.	709,590
32,030	H&E Equipment Services, Inc.[a]	1,158,845
26,941	Heico Corporation	1,324,420
17,745	Huron Consulting Group, Inc.[a]	1,072,508
89,420	Interface, Inc.	1,417,307
36,909	MasTec, Inc.[a]	1,003,556
23,301	Middleby Corporation[a]	1,697,711
67,478	On Assignment, Inc.[a]	1,822,581
24,202	PGT, Inc.[a]	224,110
9,143	Primoris Services Corporation	218,335
24,162	Proto Labs, Inc.[a]	1,957,122
48,190	Ritchie Brothers Auctioneers, Inc.[b]	1,167,162
44,170	Saia, Inc.[a]	2,016,360
32,988	Spirit Airlines, Inc.[a]	2,158,075
58,211	Swift Transportation Company[a]	1,190,415
30,360	Tutor Perini Corporation[a]	826,703
5,677	WageWorks, Inc.[a]	236,958
13,903	Watsco, Inc.	1,245,292
16,117	Watts Water Technologies, Inc.	942,200

	Total	24,046,273

Information Technology (23.2%)
52,720	A10 Networks, Inc.[a]	569,376
15,560	Alliance Fiber Optic Products, Inc.[b]	208,193
17,161	Ambarella, Inc.[a,b]	490,976
174,690	Applied Micro Circuits Corporation[a]	1,458,661
19,420	Applied Optoelectronics, Inc.[a]	349,560
46,165	Aspen Technology, Inc.[a]	2,005,408

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (95.7%)	Value

Information Technology (23.2%) - continued
17,761	Belden, Inc.	$1,205,972
32,892	Bottomline Technologies, Inc.[a]	931,172
10,552	CalAmp Corporation[a]	179,489
31,648	Callidus Software, Inc.[a]	339,267
41,284	Cardtronics, Inc.[a]	1,591,911
41,462	Cavium, Inc.[a]	1,934,202
4,530	ChannelAdvisor Corporation[a]	103,873
47,458	Cognex Corporation[a]	1,944,829
15,640	Coherent, Inc.[a]	921,352
51,646	Constant Contact, Inc.[a]	1,607,740
48,056	Cornerstone OnDemand, Inc.[a]	2,010,663
28,240	Dealertrack Technologies, Inc.[a]	1,060,977
32,919	Demandware, Inc.[a]	1,983,041
40,607	Digimarc Corporation	1,029,794
20,047	Electronics for Imaging, Inc.[a]	883,471
62,537	Guidewire Software, Inc.[a]	2,532,748
2,156	Heartland Payment Systems, Inc.[b]	102,410
19,450	Inphi Corporation[a]	296,807
21,089	Manhattan Associates, Inc.[a]	619,173
11,690	MaxLinear, Inc.[a]	110,821
9,903	Methode Electronics, Inc.	316,698
45,669	Monolithic Power Systems, Inc.	1,883,390
69,788	Proofpoint, Inc.[a]	2,461,423
86,460	RF Micro Devices, Inc.[a]	964,894
3,775	SPS Commerce, Inc.[a]	201,396
15,167	SunPower Corporation[a,b]	557,084
9,175	Synaptics, Inc.[a,b]	662,710
38,950	The Rubicon Project, Inc.[a,b]	463,894
5,770	Tyler Technologies, Inc.[a]	523,512
7,990	Ultimate Software Group, Inc.[a]	1,077,931
48,909	Virtusa Corporation[a]	1,529,874

	Total	37,114,692

Materials (4.4%)
48,262	Chemtura Corporation[a]	1,122,574
121,512	Graphic Packaging Holding Company[a]	1,458,144
18,065	KapStone Paper and Packaging Corporation[a]	537,253
45,956	PolyOne Corporation	1,744,030
99,570	Senomyx, Inc.[a,b]	702,467
25,150	U.S. Silica Holdings, Inc.	1,413,933

	Total	6,978,401

	Total Common Stock (cost $129,709,227)	153,246,932

Shares	Collateral Held for Securities Loaned (6.8%)	Value

10,974,289	Thrivent Cash Management Trust	10,974,289

	Total Collateral Held for Securities Loaned (cost $10,974,289)	10,974,289

Shares or Principal Amount	Short-Term Investments (3.9%)[d]	Value

6,233,677	Thrivent Cash Management Trust 0.050%	$6,233,677

	Total Short-Term Investments (at amortized cost)	6,233,677

	Total Investments (cost $146,917,193) 106.4%	$170,454,898

	Other Assets and Liabilities, Net (6.4%)	(10,266,558)

	Total Net Assets 100.0%	$160,188,340

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is fair valued.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$29,988,404
Gross unrealized depreciation	(6,450,699)

Net unrealized appreciation (depreciation)	$23,537,705

Cost for federal income tax purposes	$146,917,193

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Partner Small Cap Growth Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	26,745,675	26,745,675	–	–
Consumer Staples	5,012,906	5,012,906	–	–
Energy	7,141,252	7,141,252	–	–
Financials	14,771,109	14,771,109	–	–
Health Care	31,436,624	31,408,125	–	28,499
Industrials	24,046,273	24,046,273	–	–
Information Technology	37,114,692	37,114,692	–	–
Materials	6,978,401	6,978,401	–	–
Collateral Held for Securities Loaned	10,974,289	10,974,289	–	–
Short-Term Investments	6,233,677	6,233,677	–	–
Total	$170,454,898	$170,426,399	$–	$28,499

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Collateral Investment	$17,412,554	$64,305,229	$70,743,494	10,974,289	$10,974,289	$33,206
Cash Management Trust-Short Term Investment	8,052,231	43,297,511	45,116,065	6,233,677	6,233,677	2,159
Total Value and Income Earned	25,464,785				17,207,966	35,365

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (97.2%)	Value

Consumer Discretionary (14.1%)
146,600	Aaron’s, Inc.	$3,867,308
25,500	American Public Education, Inc.[a]	910,350
12,100	Ascent Capital Group, Inc.[a]	749,958
42,500	Crocs, Inc.[a]	674,475
39,631	CSS Industries, Inc.	978,489
54,400	Dorman Products, Inc.[a,b]	2,359,872
65,200	Drew Industries, Inc.	2,934,000
44,300	Ethan Allen Interiors, Inc.[b]	1,015,356
50,200	Fred’s, Inc.	794,666
68,200	Haverty Furniture Companies, Inc.	1,516,086
30,800	Hooker Furniture Corporation	447,216
46,100	M/I Homes, Inc.[a]	948,738
43,400	MarineMax, Inc.[a]	723,478
52,500	Matthews International Corporation	2,283,225
71,300	Meritage Homes Corporation[a]	2,730,790
99,600	Modine Manufacturing Company[a]	1,371,492
117,000	Orient-Express Hotels, Ltd.[a]	1,450,800
101,650	Pier 1 Imports, Inc.	1,530,849
205,800	Quiksilver, Inc.[a,b]	615,342
11,200	Red Robin Gourmet Burgers, Inc.[a]	720,832
107,200	Shiloh Industries, Inc.[a]	1,822,400
127,600	Sportsman’s Warehouse Holdings, Inc.[a,b]	738,804
125,180	Stein Mart, Inc.	1,624,836
29,750	Steven Madden, Ltd.[a]	947,538
53,500	Winnebago Industries, Inc.[a]	1,257,250

	Total	35,014,150

Consumer Staples (0.7%)
168,300	Alliance One International, Inc.[a]	382,041
64,100	Spartannash Company	1,343,536

	Total	1,725,577

Energy (4.0%)
42,500	C&J Energy Services, Inc.[a]	1,273,300
5,600	CARBO Ceramics, Inc.[b]	697,424
82,500	Cloud Peak Energy, Inc.[a]	1,277,100
16,600	Contango Oil & Gas Company[a]	667,818
65,171	Gulf Island Fabrication, Inc.	1,270,835
140,100	Hercules Offshore, Inc.[a,b]	494,553
16,200	PDC Energy, Inc.[a]	879,012
268,500	Teekay Tankers, Ltd.[b]	1,068,630
54,500	Tesco Corporation	1,063,840
104,200	Tetra Technologies, Inc.[a]	1,147,242

	Total	9,839,754

Financials (25.5%)
104,500	Ares Capital Corporation	1,746,195
24,200	Assured Guaranty, Ltd.	540,144
35,437	Bank of Kentucky Financial Corporation	1,224,348
67,500	BBCN Bancorp, Inc.	1,013,850
14,440	Catchmark Timber Trust, Inc.	173,280
109,000	CBL & Associates Properties, Inc.	2,038,300
141,900	Cedar Realty Trust, Inc.	893,970
297,767	CoBiz Financial, Inc.	3,370,722
59,200	Columbia Banking System, Inc.	1,509,008
66,500	Compass Diversified Holdings	1,171,730
116,200	East West Bancorp, Inc.	3,957,772
65,460	Employers Holdings, Inc.	1,394,298
134,000	First Potomac Realty Trust	1,767,460
12,500	Forestar Real Estate Group, Inc.[a]	233,750
90,900	Glacier Bancorp, Inc.	2,407,032
66,400	Golub Capital BDC, Inc.	1,102,904

Shares	Common Stock (97.2%)	Value

Financials (25.5%) - continued
63,900	Hatteras Financial Corporation	$1,223,685
135,000	Hercules Technology Growth Capital, Inc.	2,216,700
75,400	Home Bancshares, Inc.	2,266,524
17,500	iShares Russell 2000 Value Index Fund	1,686,475
46,800	JMP Group, Inc.	315,432
18,000	Kilroy Realty Corporation	1,113,120
251,100	Kite Realty Group Trust	1,531,710
61,400	LaSalle Hotel Properties	2,136,106
19,800	Main Street Capital Corporation	601,524
405	Markel Corporation[a]	256,005
142,600	Meadowbrook Insurance Group, Inc.	859,878
52,400	National Interstate Corporation	1,419,516
13,500	Piper Jaffray Companies[a]	696,600
41,500	Potlatch Corporation	1,713,950
95,500	ProAssurance Corporation	4,166,665
7,900	PS Business Parks, Inc.	651,750
80,500	Radian Group, Inc.[b]	1,019,130
144,400	Redwood Trust, Inc.	2,740,712
65,100	Safeguard Scientifics, Inc.[a]	1,292,235
85,600	Sandy Spring Bancorp, Inc.	2,003,896
35,000	State Auto Financial Corporation	738,850
26,100	SVB Financial Group[a]	2,845,422
45,400	TCP Capital Corporation	776,340
61,200	THL Credit, Inc.	809,064
45,500	Washington Real Estate Investment Trust	1,233,960
56,500	Wintrust Financial Corporation	2,617,645

	Total	63,477,657

Health Care (3.4%)
11,900	Analogic Corporation	855,729
5,056	Atrion Corporation	1,420,736
29,800	National Healthcare Corporation	1,637,808
65,500	Triple-S Management Corporation[a]	1,131,840
85,200	West Pharmaceutical Services, Inc.	3,471,900

	Total	8,518,013

Industrials (26.5%)
61,500	A.O. Smith Corporation	2,872,050
69,100	Aegion Corporation[a]	1,583,081
118,200	Alaska Air Group, Inc.	5,197,254
28,000	Applied Industrial Technologies, Inc.	1,356,880
28,700	Astec Industries, Inc.	1,115,569
99,400	Beacon Roofing Supply, Inc.[a]	2,747,416
59,600	Celadon Group, Inc.	1,265,904
28,300	Circor International, Inc.	2,033,921
71,900	Comfort Systems USA, Inc.	1,071,310
54,400	ESCO Technologies, Inc.	1,825,120
38,100	Franklin Electric Company, Inc.	1,396,365
34,900	FTI Consulting, Inc.[a]	1,289,904
45,200	G & K Services, Inc.	2,173,668
31,300	Genesee & Wyoming, Inc.[a]	3,121,549
55,600	Gibraltar Industries, Inc.[a]	816,764
67,600	Greenbrier Companies, Inc.	4,356,820
30,100	Hub Group, Inc.[a]	1,390,018
15,000	IDEX Corporation	1,137,300
35,000	Kaman Corporation	1,400,350
91,400	Kforce, Inc.	1,817,946
29,100	Kirby Corporation[a]	3,388,986
96,900	Kratos Defense & Security Solutions, Inc.[a]	707,370

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (97.2%)	Value

Industrials (26.5%) - continued
45,700	Landstar System, Inc.	$3,022,141
33,500	Luxfer Holdings plc ADR	636,835
53,100	Matson, Inc.	1,431,045
84,270	McGrath Rentcorp	2,911,528
29,400	Mine Safety Appliances Company	1,522,332
102,000	Navigant Consulting, Inc.[a]	1,664,640
22,600	Nordson Corporation	1,698,842
59,400	Pike Corporation[a]	478,764
51,200	Quanex Building Products Corporation	875,008
10,300	RBC Bearings, Inc.	571,444
24,300	Sun Hydraulics Corporation	886,464
34,100	Universal Forest Products, Inc.	1,492,898
42,700	Universal Truckload Services, Inc.	1,037,183
30,900	Waste Connections, Inc.	1,462,806
40,780	Woodward, Inc.	2,037,369

	Total	65,794,844

Information Technology (9.2%)
43,100	Advanced Energy Industries, Inc.[a]	724,942
2,400	Badger Meter, Inc.	119,760
40,400	Belden, Inc.	2,743,160
75,400	Brooks Automation, Inc.	767,572
46,100	Cabot Microelectronics Corporation[a]	1,852,759
23,300	Cognex Corporation[a]	954,834
47,300	Cohu, Inc.	527,395
91,200	Electro Rent Corporation	1,390,800
103,100	Electro Scientific Industries, Inc.	616,538
45,700	Entegris, Inc.[a]	525,093
27,400	Fabrinet[a]	509,640
122,400	Intevac, Inc.[a]	776,016
12,600	Ixia[a]	134,820
14,600	Littelfuse, Inc.	1,269,032
63,700	Methode Electronics, Inc.	2,037,126
27,800	Newport Corporation[a]	481,218
76,000	Progress Software Corporation[a]	1,761,680
137,400	ShoreTel, Inc.[a]	849,132
224,200	Sonus Networks, Inc.[a]	791,426
46,200	Synnex Corporation[a]	2,979,900
53,800	Teradyne, Inc.	980,236

	Total	22,793,079

Materials (8.6%)
30,900	American Vanguard Corporation	392,121
49,800	AptarGroup, Inc.	3,042,780
12,600	Carpenter Technology Corporation	682,164
56,100	Clearwater Paper Corporation[a]	3,792,360
17,300	Franco-Nevada Corporation	978,802
17,200	Haynes International, Inc.	856,560
78,000	Innospec, Inc.	3,136,380
4,084	Martin Marietta Materials, Inc.	507,356
34,800	Minerals Technologies, Inc.	2,020,836
86,800	Myers Industries, Inc.	1,604,064
191,300	Sandstorm Gold Ltd.[a,b]	1,298,927
29,100	Schnitzer Steel Industries, Inc.	777,261
51,200	Stillwater Mining Company[a]	916,480
150,100	Wausau Paper Corporation	1,511,507

	Total	21,517,598

Telecommunications Services (0.3%)
55,730	Premiere Global Services, Inc.[a]	730,063

	Total	730,063

Shares	Common Stock (97.2%)	Value

Utilities (4.9%)
22,200	Black Hills Corporation	$1,170,162
71,100	Cleco Corporation	3,963,114
47,400	El Paso Electric Company	1,746,690
39,200	NorthWestern Corporation	1,811,824
43,600	PNM Resources, Inc.	1,118,340
46,600	Southwest Gas Corporation	2,308,098

	Total	12,118,228

	Total Common Stock (cost $146,963,787)	241,528,963

Shares	Preferred Stock (0.2%)	Value

Health Care (0.2%)
30,846	National Healthcare Corporation, Convertible[c]	460,531

	Total	460,531

	Total Preferred Stock (cost $416,153)	460,531

Shares	Collateral Held for Securities Loaned (2.1%)	Value

5,266,155	Thrivent Cash Management Trust	5,266,155

	Total Collateral Held for Securities Loaned (cost $5,266,155)	5,266,155

Shares or Principal Amount	Short-Term Investments (2.4%)[d]	Value

6,106,018	Thrivent Cash Management Trust 0.050%	6,106,018

	Total Short-Term Investments (at amortized cost)	6,106,018

	Total Investments (cost $158,752,113) 101.9%	$253,361,667

	Other Assets and Liabilities, Net (1.9%)	(4,805,973)

	Total Net Assets 100.0%	$248,555,694

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$100,020,098
Gross unrealized depreciation	(5,410,544)

Net unrealized appreciation (depreciation)	$94,609,554

Cost for federal income tax purposes	$158,752,113

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Partner Small Cap Value Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	35,014,150	35,014,150	–	–
Consumer Staples	1,725,577	1,725,577	–	–
Energy	9,839,754	9,839,754	–	–
Financials	63,477,657	63,477,657	–	–
Health Care	8,518,013	8,518,013	–	–
Industrials	65,794,844	65,794,844	–	–
Information Technology	22,793,079	22,793,079	–	–
Materials	21,517,598	20,538,796	978,802	–
Telecommunications Services	730,063	730,063	–	–
Utilities	12,118,228	12,118,228	–	–
Preferred Stock
Health Care	460,531	460,531	–	–
Collateral Held for Securities Loaned	5,266,155	5,266,155	–	–
Short-Term Investments	6,106,018	6,106,018	–	–

Total	$253,361,667	$252,382,865	$978,802	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Collateral Investment	$4,609,450	$48,825,410	$48,168,705	5,266,155	$5,266,155	$31,836
Cash Management Trust-Short Term Investment	7,881,847	21,852,880	23,628,709	6,106,018	6,106,018	2,553
Total Value and Income Earned	12,491,297				11,372,173	34,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Small Cap Stock Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (96.4%)	Value

Consumer Discretionary (10.6%)
151,160	Cheesecake Factory, Inc.	$6,481,741
272,500	Houghton Mifflin Harcourt Company[a]	4,771,475
251,158	Ignite Restaurant Group, Inc.[a,b]	3,227,380
324,037	MDC Partners, Inc.	6,681,643
323,690	NutriSystem, Inc.	5,195,225
74,050	Papa John’s International, Inc.	3,087,144
379,500	Tuesday Morning Corporation[a]	6,246,570

	Total	35,691,178

Consumer Staples (2.6%)
125,332	Annie’s, Inc.[a,b]	3,657,188
170,950	WhiteWave Foods Company[a]	5,092,601

	Total	8,749,789

Energy (5.7%)
142,830	Market Vectors Oil Service ETF	7,738,529
84,670	Oasis Petroleum, Inc.[a]	4,525,612
93,550	Rex Energy Corporation[a]	1,290,055
65,490	Rosetta Resources, Inc.[a]	3,344,574
235,191	Trinidad Drilling, Ltd.	2,273,502

	Total	19,172,272

Financials (21.5%)
35,732	Affiliated Managers Group, Inc.[a]	7,119,601
94,160	Allied World Assurance Company Holdings AG	3,390,702
74,800	American Assets Trust, Inc.	2,564,892
35,030	Argo Group International Holdings, Ltd.	1,744,844
186,200	BBCN Bancorp, Inc.	2,796,724
403,160	CNO Financial Group, Inc.	6,523,129
179,800	Education Realty Trust, Inc.	1,898,688
36,560	Extra Space Storage, Inc.	1,891,249
236,310	Hanmi Financial Corporation	4,990,867
57,870	HCC Insurance Holdings, Inc.	2,701,372
52,000	iShares Russell 2000 Index Fund	5,776,680
91,150	PacWest Bancorp	3,798,220
103,400	Parkway Properties, Inc.	2,143,482
143,420	Pebblebrook Hotel Trust	5,220,488
48,050	SVB Financial Group[a]	5,238,411
220,340	Synovus Financial Corporation	5,189,007
150,490	Terreno Realty Corporation	2,814,163
59,690	Texas Capital Bancshares, Inc.[a]	3,106,864
143,370	Western Alliance Bancorp[a]	3,283,173

	Total	72,192,556

Health Care (9.5%)
70,100	Acorda Therapeutics, Inc.[a]	2,051,827
160,640	Akorn, Inc.[a]	5,450,515
55,330	Align Technology, Inc.[a]	2,999,439
401,000	BioScrip, Inc.[a,b]	3,003,490
222,172	ExamWorks Group, Inc.[a,b]	7,840,450
130,900	Neurocrine Biosciences, Inc.[a]	1,777,622
190,723	NuVasive, Inc.[a]	7,129,226
16,060	Teleflex, Inc.	1,730,305

	Total	31,982,874

Industrials (20.5%)
86,570	Apogee Enterprises, Inc.	2,809,196
115,690	CLARCOR, Inc.	6,861,574
27,820	Curtiss-Wright Corporation	1,766,848
241,711	EMCOR Group, Inc.	9,893,231
46,060	Esterline Technologies Corporation[a]	4,999,813

Shares	Common Stock (96.4%)	Value

Industrials (20.5%) - continued
60,030	GATX Corporation	$3,721,860
93,800	Granite Construction, Inc.	3,053,190
143,800	HNI Corporation	5,081,892
474,560	Interface, Inc.	7,521,776
211,400	Korn/Ferry International[a]	6,219,388
115,800	Landstar System, Inc.	7,657,854
161,000	Ritchie Brothers Auctioneers, Inc.[b]	3,899,420
72,390	Tennant Company	5,280,851

	Total	68,766,893

Information Technology (16.0%)
405,100	Atmel Corporation[a]	3,321,820
191,580	Broadridge Financial Solutions, Inc.	7,734,085
99,220	DST Systems, Inc.	8,936,745
157,068	E2open, Inc.[a,b]	2,541,360
90,350	Guidewire Software, Inc.[a]	3,659,175
16,420	Measurement Specialties, Inc.[a]	1,411,956
139,696	Plantronics, Inc.	6,561,521
47,910	SPDR S&P Semiconductor ETF	3,341,243
119,180	Textura Corporation[a,b]	2,975,925
90,900	Ubiquiti Networks, Inc.[a,b]	3,475,107
154,565	Virtusa Corporation[a]	4,834,793
335,600	Vishay Intertechnology, Inc.[b]	4,943,388

	Total	53,737,118

Materials (5.6%)
44,400	Eagle Materials, Inc.	4,032,408
162,580	H.B. Fuller Company	7,259,197
155,770	Materials Select Sector SPDR Fund	7,578,211

	Total	18,869,816

Telecommunications Services (1.0%)
97,803	Cogent Communications Holdings	3,394,742

	Total	3,394,742

Utilities (3.4%)
36,930	Laclede Group, Inc.	1,734,971
172,740	NorthWestern Corporation	7,984,043
51,990	Portland General Electric Company	1,660,041

	Total	11,379,055

	Total Common Stock (cost $281,739,507)	323,936,293

	Collateral Held for Securities
Shares	Loaned (8.6%)	Value

28,698,841	Thrivent Cash Management Trust	28,698,841

	Total Collateral Held for Securities Loaned (cost $28,698,841)	28,698,841

Shares or Principal Amount	Short-Term Investments (7.2%)[c]	Value

	Federal Home Loan Bank Discount Notes
400,000	0.070%, 9/19/2014[d]	399,962

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Small Cap Stock Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (7.2%)[c]	Value

23,763,050	Thrivent Cash Management Trust 0.050%	$23,763,050

	Total Short-Term Investments (at amortized cost)	24,163,012

	Total Investments (cost $334,601,360) 112.2%	$376,798,146

	Other Assets and Liabilities, Net (12.2%)	(40,888,857)

	Total Net Assets 100.0%	$335,909,289

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At July 31, 2014, $399,962 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$51,597,550
Gross unrealized depreciation	(9,400,764)

Net unrealized appreciation (depreciation)	$42,196,786

Cost for federal income tax purposes	$334,601,360

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	35,691,178	35,691,178	–	–
Consumer Staples	8,749,789	8,749,789	–	–
Energy	19,172,272	16,898,770	2,273,502	–
Financials	72,192,556	72,192,556	–	–
Health Care	31,982,874	31,982,874	–	–
Industrials	68,766,893	68,766,893	–	–
Information Technology	53,737,118	53,737,118	–	–
Materials	18,869,816	18,869,816	–	–
Telecommunications Services	3,394,742	3,394,742	–	–
Utilities	11,379,055	11,379,055	–	–
Collateral Held for Securities Loaned	28,698,841	28,698,841	–	–
Short-Term Investments	24,163,012	23,763,050	399,962	–
Total	$376,798,146	$374,124,682	$2,673,464	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	344,106	344,106	–	–
Total Liability Derivatives	$344,106	$344,106	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Small Cap Stock Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	59	September 2014	$6,932,636	$6,588,530	($344,106)
Total Futures Contracts					($344,106)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Collateral Investment	$26,183,357	$99,279,334	$96,763,850	28,698,841	$28,698,841	$119,403
Cash Management Trust-Short Term Investment	24,933,198	67,384,021	68,554,169	23,763,050	23,763,050	7,779
Total Value and Income Earned	51,116,555				52,461,891	127,182

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (94.8%)	Value

Consumer Discretionary (18.0%)
80,440	BorgWarner, Inc.	$5,007,390
63,960	Delphi Automotive plc	4,272,528
39,510	Discovery Communications, Inc.[a]	3,366,647
115,930	Dollar Tree, Inc.[a]	6,314,707
71,900	Dunkin’ Brands Group, Inc.	3,081,634
83,390	HomeAway, Inc.[a,b]	2,895,301
33,200	Jarden Corporation[a]	1,855,880
84,890	Limited Brands, Inc.	4,921,073
116,440	Marriott International, Inc.	7,534,832
37,830	O’Reilly Automotive, Inc.[a]	5,674,500
37,120	PVH Corporation	4,089,882
26,740	Ross Stores, Inc.	1,722,056
75,350	Starwood Hotels & Resorts Worldwide, Inc.	5,789,894
60,810	Toll Brothers, Inc.[a]	1,987,879
45,760	Tractor Supply Company	2,844,899
81,150	Under Armour, Inc.[a]	5,416,763
69,760	VF Corporation	4,274,195
22,070	Wynn Resorts, Ltd.	4,705,324

	Total	75,755,384

Consumer Staples (3.2%)
66,200	Hain Celestial Group, Inc.[a]	5,660,100
80,740	Monster Beverage Corporation[a]	5,164,131
33,660	United Natural Foods, Inc.[a]	1,973,149
22,268	Whole Foods Market, Inc.	851,083

	Total	13,648,463

Energy (7.0%)
531,440	Alpha Natural Resources, Inc.[a,b]	1,801,582
90,200	Cameron International Corporation[a]	6,396,082
44,740	Concho Resources, Inc.[a]	6,299,392
32,540	HollyFrontier Corporation	1,529,705
128,940	Peabody Energy Corporation[b]	1,956,020
17,690	Pioneer Natural Resources Company	3,917,627
34,370	SM Energy Company	2,699,420
122,130	Southwestern Energy Company[a]	4,956,035

	Total	29,555,863

Financials (11.1%)
43,440	Affiliated Managers Group, Inc.[a]	8,655,420
55,220	Ameriprise Financial, Inc.	6,604,312
134,230	Discover Financial Services	8,196,084
153,960	First Republic Bank	7,193,011
17,620	Intercontinental Exchange, Inc.	3,386,916
16,980	SVB Financial Group[a]	1,851,160
40,740	T. Rowe Price Group, Inc.	3,163,869
163,110	TD Ameritrade Holding Corporation	5,239,093
91,520	Zions Bancorporation	2,637,606

	Total	46,927,471

Health Care (12.8%)
28,370	Actavis, Inc.[a]	6,078,556
65,007	AmerisourceBergen Corporation	4,999,688
86,230	BioMarin Pharmaceutical, Inc.[a]	5,330,739
35,742	Catamaran Corporation[a]	1,625,903
97,920	Cerner Corporation[a]	5,405,184
21,560	Cooper Companies, Inc.	3,468,573
34,680	Covance, Inc.[a]	2,910,346
19,120	Cubist Pharmaceuticals, Inc.[a]	1,164,408
75,660	Envision Healthcare Holdings, Inc.[a]	2,704,845

Shares	Common Stock (94.8%)	Value

Health Care (12.8%) - continued
23,590	Mettler-Toledo International, Inc.[a]	$6,065,933
61,120	Perrigo Company plc	9,195,504
47,080	Team Health Holdings, Inc.[a]	2,662,374
14,000	Universal Health Services, Inc.	1,492,400
9,360	Vertex Pharmaceuticals, Inc.[a]	832,197

	Total	53,936,650

Industrials (17.9%)
68,777	AMETEK, Inc.	3,348,752
65,690	B/E Aerospace, Inc.[a]	5,592,847
58,570	Fastenal Company[b]	2,597,579
23,245	Flowserve Corporation	1,721,060
109,320	Fortune Brands Home and Security, Inc.	4,131,203
46,980	GATX Corporation	2,912,760
59,790	Graco, Inc.	4,433,428
40,680	JB Hunt Transport Services, Inc.	3,142,937
92,440	Nielsen Holdings NV	4,262,408
40,070	Pentair, Ltd.	2,567,285
134,440	Quanta Services, Inc.[a]	4,502,396
151,720	Robert Half International, Inc.	7,381,178
44,540	Roper Industries, Inc.	6,416,878
131,490	Southwest Airlines Company	3,718,537
73,930	Stericycle, Inc.[a]	8,697,864
95,290	United Rentals, Inc.[a]	10,091,211

	Total	75,518,323

Information Technology (19.1%)
143,159	Agilent Technologies, Inc.	8,029,788
71,490	Amphenol Corporation	6,875,193
54,710	ANSYS, Inc.[a]	4,209,387
46,866	Autodesk, Inc.[a]	2,500,301
125,523	Ciena Corporation[a,b]	2,451,464
20,520	Citrix Systems, Inc.[a]	1,389,820
40,170	Cornerstone OnDemand, Inc.[a]	1,680,713
72,884	Euronet Worldwide, Inc.[a]	3,647,115
50,240	F5 Networks, Inc.[a]	5,656,522
208,070	Fortinet, Inc.[a]	5,108,119
56,030	Gartner, Inc.[a]	3,833,573
19,630	IAC InterActiveCorp	1,319,136
55,320	Imperva, Inc.[a]	1,226,444
7,930	LinkedIn Corporation[a]	1,432,475
62,569	Microchip Technology, Inc.[b]	2,816,856
44,130	Nice Systems, Ltd. ADR	1,744,900
85,339	Nuance Communications, Inc.[a,b]	1,551,463
149,230	NVIDIA Corporation	2,611,525
121,110	NXP Semiconductors NVa	7,551,209
158,840	QLIK Technologies, Inc.[a]	4,202,906
89,361	ServiceNow, Inc.[a]	5,254,427
49,220	Synopsys, Inc.[a]	1,859,040
106,399	VeriFone Systems, Inc.[a]	3,565,431

	Total	80,517,807

Materials (3.7%)
42,610	Airgas, Inc.	4,555,861
36,910	Albemarle Corporation	2,264,059
29,590	Celanese Corporation	1,722,434
81,450	FMC Corporation	5,312,169
68,950	Silver Wheaton Corporation	1,800,285

	Total	15,654,808

Telecommunications Services (2.0%)
53,900	Cogent Communications Holdings	1,870,869

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (94.8%)	Value

Telecommunications Services (2.0%) - continued
38,540	SBA Communications Corporation[a]	$4,121,082
61,840	TW Telecom, Inc.[a]	2,519,362

	Total	8,511,313

	Total Common Stock (cost $296,638,282)	400,026,082

Shares	Collateral Held for Securities Loaned (3.9%)	Value

16,641,765	Thrivent Cash Management Trust	16,641,765

	Total Collateral Held for Securities Loaned (cost $16,641,765)	16,641,765

Shares or Principal Amount	Short-Term Investments (5.1%)[c]	Value

21,551,244	Thrivent Cash Management Trust 0.050%	21,551,244

	Total Short-Term Investments (at amortized cost)	21,551,244

	Total Investments (cost $334,831,291) 103.8%	$438,219,091

	Other Assets and Liabilities, Net (3.8%)	(16,173,774)

	Total Net Assets 100.0%	$422,045,317

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$114,938,273
Gross unrealized depreciation	(11,550,473)

Net unrealized appreciation (depreciation)	$103,387,800

Cost for federal income tax purposes	$334,831,291

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	75,755,384	75,755,384	–	–
Consumer Staples	13,648,463	13,648,463	–	–
Energy	29,555,863	29,555,863	–	–
Financials	46,927,471	46,927,471	–	–
Health Care	53,936,650	53,936,650	–	–
Industrials	75,518,323	75,518,323	–	–
Information Technology	80,517,807	80,517,807	–	–
Materials	15,654,808	15,654,808	–	–
Telecommunications Services	8,511,313	8,511,313	–	–
Collateral Held for Securities Loaned	16,641,765	16,641,765	–	–
Short-Term Investments	21,551,244	21,551,244	–	–

Total	$438,219,091	$438,219,091	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Mid Cap Growth Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Collateral Investment	$19,138,554	$107,792,479	$110,289,268	16,641,765	$16,641,765	$13,452
Cash Management Trust-Short Term Investment	18,686,520	70,306,014	67,441,290	21,551,244	21,551,244	7,023
Total Value and Income Earned	37,825,074				38,193,009	20,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (98.2%)	Value

Consumer Discretionary (12.1%)
25,441	AMC Networks, Inc.[a]	$1,523,153
15,270	Expedia, Inc.	1,212,743
12,040	Fossil, Inc.[a]	1,179,920
65,552	Gap, Inc.	2,629,291
36,764	GNC Holdings, Inc.	1,206,227
56,822	Liberty Interactive Corporation[a]	1,593,857
15,709	Liberty Media Corporation, Class Aa	739,108
31,418	Liberty Media Corporation, Class Ca	1,476,646
38,654	MGM Resorts International[a]	1,037,473
14,883	PVH Corporation	1,639,809
10,615	Scripps Networks Interactive, Inc.	874,782
134,110	Staples, Inc.	1,554,335
27,699	Starwood Hotels & Resorts Worldwide, Inc.	2,128,391
52,608	Toll Brothers, Inc.[a]	1,719,756

	Total	20,515,491

Consumer Staples (4.9%)
8,657	Constellation Brands, Inc.[a]	720,782
10,795	Energizer Holdings, Inc.	1,238,834
15,087	Ingredion, Inc.	1,110,856
40,539	Kroger Company	1,985,600
64,643	Tyson Foods, Inc.	2,405,366
22,897	Whole Foods Market, Inc.	875,123

	Total	8,336,561

Energy (7.9%)
25,061	Cameron International Corporation[a]	1,777,075
85,353	Chesapeake Energy Corporation	2,250,759
17,702	Cimarex Energy Company	2,460,932
48,610	Newfield Exploration Company[a]	1,958,983
22,006	Oil States International, Inc.[a]	1,348,748
20,339	QEP Resources, Inc.	672,204
31,356	Southwestern Energy Company[a]	1,272,426
27,829	Tesoro Corporation	1,712,597

	Total	13,453,724

Financials (26.6%)
34,325	Arthur J. Gallagher & Company	1,544,625
14,930	AvalonBay Communities, Inc.	2,210,834
44,492	Brixmor Property Group, Inc.	1,007,744
19,511	Camden Property Trust	1,411,816
86,038	DDR Corporation	1,509,107
12,489	Everest Re Group, Ltd.	1,947,160
124,057	Fifth Third Bancorp	2,540,687
211,091	Huntington Bancshares, Inc.	2,072,914
68,860	Invesco, Ltd.	2,591,202
57,681	Lincoln National Corporation	3,021,908
22,729	M&T Bank Corporation	2,761,573
49,655	NASDAQ OMX Group, Inc.	2,094,944
122,011	Navient Corporation	2,098,589
63,837	Principal Financial Group, Inc.	3,171,422
35,862	Raymond James Financial, Inc.	1,827,169
35,825	RLJ Lodging Trust	1,004,533
11,074	Signature Bank[a]	1,266,755
205,482	SLM Corporation	1,820,570
68,383	Starwood Property Trust, Inc.	1,613,839
20,688	Taubman Centers, Inc.	1,521,809
35,366	Unum Group	1,214,115
34,171	Validus Holdings, Ltd.	1,248,267
39,297	Voya Financial, Inc.	1,457,919

Shares	Common Stock (98.2%)	Value

Financials (26.6%) - continued
68,711	XL Group plc	$2,215,243

	Total	45,174,744

Health Care (8.7%)
9,493	C.R. Bard, Inc.	1,416,641
41,439	Cardinal Health, Inc.	2,969,105
45,052	CIGNA Corporation	4,056,482
26,479	Endo International plc[a]	1,776,211
12,999	Laboratory Corporation of America Holdings[a]	1,347,866
25,530	Tenet Healthcare Corporation[a]	1,347,218
18,119	Zimmer Holdings, Inc.	1,813,168

	Total	14,726,691

Industrials (12.2%)
29,785	Armstrong World Industries, Inc.[a]	1,449,934
13,352	Carlisle Companies, Inc.	1,068,427
20,316	Crane Company	1,393,881
11,719	Dun & Bradstreet Corporation	1,289,441
22,296	Fortune Brands Home and Security, Inc.	842,566
62,706	Hertz Global Holdings, Inc.[a]	1,769,563
44,303	ITT Corporation	2,036,609
12,764	Kansas City Southern	1,392,042
5,435	Parker Hannifin Corporation	624,753
33,200	Terex Corporation	1,145,732
57,275	Textron, Inc.	2,083,092
26,850	Timken Company	1,189,455
39,726	Triumph Group, Inc.	2,516,642
41,838	United Continental Holdings, Inc.[a]	1,940,865

	Total	20,743,002

Information Technology (12.4%)
46,782	Agilent Technologies, Inc.	2,624,002
54,336	Altera Corporation	1,777,874
35,902	Analog Devices, Inc.	1,781,816
20,166	AOL, Inc.[a]	777,399
45,116	Applied Materials, Inc.	945,631
130,777	Atmel Corporation[a]	1,072,371
20,360	Check Point Software Technologies, Ltd.[a]	1,381,833
30,645	Citrix Systems, Inc.[a]	2,075,586
12,036	Global Payments, Inc.	833,734
82,028	Maxim Integrated Products, Inc.	2,404,241
36,028	NetApp, Inc.	1,399,328
28,713	PTC, Inc.[a]	1,032,520
50,453	TIBCO Software, Inc.[a]	973,743
145,304	Xerox Corporation	1,926,731

	Total	21,006,809

Materials (7.0%)
35,178	Celanese Corporation	2,047,711
4,948	CF Industries Holdings, Inc.	1,238,682
68,994	Louisiana-Pacific Corporation[a]	934,179
35,223	Newmont Mining Corporation	877,405
28,649	Packaging Corporation of America	1,895,418
17,399	Reliance Steel & Aluminum Company	1,187,482
48,001	Steel Dynamics, Inc.	1,018,101
17,547	Timkensteel Corporation[a]	763,470
24,938	Valspar Corporation	1,871,597

	Total	11,834,045

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Partner Mid Cap Value Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (98.2%)	Value

Utilities (6.4%)
58,046	Calpine Corporation[a]	$1,279,334
30,563	Edison International, Inc.	1,674,852
72,807	FirstEnergy Corporation	2,272,307
13,507	PG&E Corporation	603,358
23,382	SCANA Corporation	1,189,676
23,486	Sempra Energy	2,341,789
47,095	Xcel Energy, Inc.	1,450,526

	Total	10,811,842

	Total Common Stock (cost $145,463,470)	166,602,909

Shares or Principal Amount	Short-Term Investments (2.2%)[b]	Value

3,739,097	Thrivent Cash Management Trust 0.050%	3,739,097

	Total Short-Term Investments (at amortized cost)	3,739,097

	Total Investments (cost $149,202,567) 100.4%	$170,342,006

	Other Assets and Liabilities, Net (0.4%)	(727,782)

	Total Net Assets 100.0%	$169,614,224

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$23,619,446
Gross unrealized depreciation	(2,480,007)

Net unrealized appreciation (depreciation)	$21,139,439

Cost for federal income tax purposes	$149,202,567

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	20,515,491	20,515,491	–	–
Consumer Staples	8,336,561	8,336,561	–	–
Energy	13,453,724	13,453,724	–	–
Financials	45,174,744	45,174,744	–	–
Health Care	14,726,691	14,726,691	–	–
Industrials	20,743,002	20,743,002	–	–
Information Technology	21,006,809	21,006,809	–	–
Materials	11,834,045	11,834,045	–	–
Utilities	10,811,842	10,811,842	–	–
Short-Term Investments	3,739,097	3,739,097	–	–

Total	$170,342,006	$170,342,006	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Short Term Investment	$2,568,093	$32,554,984	$31,383,980	3,739,097	$3,739,097	$936
Total Value and Income Earned	2,568,093				3,739,097	936

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Mid Cap Stock Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (94.3%)	Value

Consumer Discretionary (7.8%)
240,200	Cheesecake Factory, Inc.	$10,299,776
314,000	DISH Network Corporation[a]	19,424,040
10,850	Michael Kors Holdings, Ltd.[a]	884,058
212,400	Omnicom Group, Inc.	14,865,876
175,300	Scripps Networks Interactive, Inc.	14,446,473
371,100	Toll Brothers, Inc.[a]	12,131,259

	Total	72,051,482

Consumer Staples (4.0%)
105,500	Green Mountain Coffee Roasters, Inc.	12,584,040
140,700	Ingredion, Inc.	10,359,741
485,800	WhiteWave Foods Company[a]	14,471,982

	Total	37,415,763

Energy (6.6%)
55,000	Atwood Oceanics, Inc.[a]	2,648,250
59,191	Cabot Oil & Gas Corporation	1,950,343
37,300	Cameron International Corporation[a]	2,644,943
26,600	Cimarex Energy Company	3,697,932
21,000	Concho Resources, Inc.[a]	2,956,800
155,600	Denbury Resources, Inc.	2,637,420
20,100	Energen Corporation	1,640,763
37,100	Ensco plc	1,879,115
22,350	EQT Corporation	2,096,877
22,150	Gulfport Energy Corporation[a]	1,183,032
38,050	Helmerich & Payne, Inc.[b]	4,043,193
60,350	HollyFrontier Corporation	2,837,053
32,700	National Oilwell Varco, Inc.	2,650,008
62,300	Noble Corporation	1,954,351
42,600	Noble Energy, Inc.	2,832,474
37,900	Oasis Petroleum, Inc.[a]	2,025,755
40,400	Oceaneering International, Inc.	2,743,564
36,000	Oil States International, Inc.[a]	2,206,440
13,000	Pioneer Natural Resources Company	2,878,980
27,350	Range Resources Corporation	2,067,387
58,500	Rowan Companies plc	1,785,420
31,500	SM Energy Company	2,474,010
135,100	Superior Energy Services, Inc.	4,539,360
36,200	Whiting Petroleum Corporation[a]	3,203,338

	Total	61,576,808

Financials (22.0%)
154,000	Camden Property Trust	11,143,440
178,600	Digital Realty Trust, Inc.	11,500,054
574,900	Duke Realty Corporation	10,342,451
292,600	First Republic Bank	13,670,272
274,703	Gaming and Leisure Properties, Inc.	9,249,250
311,826	HCC Insurance Holdings, Inc.	14,556,038
700,109	Host Hotels & Resorts, Inc.	15,220,370
2,053,900	Huntington Bancshares, Inc.	20,169,298
918,000	KeyCorp	12,429,720
349,682	Lazard, Ltd.	18,288,368
114,900	M&T Bank Corporation[b]	13,960,350
463,600	NASDAQ OMX Group, Inc.	19,559,284
253,990	Northern Trust Corporation	16,989,391
595,702	Zions Bancorporation	17,168,131

	Total	204,246,417

Health Care (12.5%)
299,700	Acorda Therapeutics, Inc.[a]	8,772,219

Shares	Common Stock (94.3%)	Value

Health Care (12.5%) - continued
962,600	Allscripts Healthcare Solutions, Inc.[a]	$15,324,592
105,114	C.R. Bard, Inc.	15,686,162
152,450	Centene Corporation[a]	10,990,121
690,650	Hologic, Inc.[a]	18,005,245
114,550	Illumina, Inc.[a]	18,317,691
161,850	Universal Health Services, Inc.	17,253,210
113,600	Waters Corporation[a]	11,750,784

	Total	116,100,024

Industrials (15.7%)
598,291	ADT Corporation[b]	20,820,527
207,400	Flowserve Corporation	15,355,896
119,100	Huntington Ingalls Industries, Inc.	10,828,572
515,330	Manitowoc Company, Inc.	13,687,165
129,248	Manpower, Inc.	10,067,127
458,944	Oshkosh Corporation	21,212,391
137,918	Parker Hannifin Corporation	15,853,674
938,700	Southwest Airlines Company	26,546,436
114,200	WABCO Holdings, Inc.[a]	11,132,216

	Total	145,504,004

Information Technology (20.1%)
112,700	Alliance Data Systems Corporation[a,b]	29,560,083
1,181,090	Applied Materials, Inc.	24,755,647
215,853	eBay, Inc.[a]	11,397,038
535,300	Juniper Networks, Inc.[a]	12,600,962
259,700	NetApp, Inc.	10,086,748
1,446,662	NVIDIA Corporation	25,316,585
279,650	Red Hat, Inc.[a]	16,253,258
359,700	SunPower Corporation[a,b]	13,211,781
309,500	Teradata Corporation[a]	13,048,520
710,451	Teradyne, Inc.	12,944,417
304,500	Ubiquiti Networks, Inc.[a,b]	11,641,035
72,500	Workday, Inc.[a]	6,078,400

	Total	186,894,474

Materials (4.3%)
365,500	Owens-Illinois, Inc.[a]	11,399,945
208,064	Silgan Holdings, Inc.	10,240,910
849,094	Steel Dynamics, Inc.	18,009,284

	Total	39,650,139

Utilities (1.3%)
329,200	Public Service Enterprise Group, Inc.	11,577,964

	Total	11,577,964

	Total Common Stock (cost $631,969,324)	875,017,075

Shares	Collateral Held for Securities Loaned (6.8%)	Value

62,391,572	Thrivent Cash Management Trust	62,391,572

	Total Collateral Held for Securities Loaned (cost $62,391,572)	62,391,572

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Mid Cap Stock Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.6%)[c]	Value

42,856,877	Thrivent Cash Management Trust 0.050%	$42,856,877

	Total Short-Term Investments (at amortized cost)	42,856,877

	Total Investments (cost $737,217,773) 105.7%	$980,265,524

	Other Assets and Liabilities, Net (5.7%)	(52,536,716)

	Total Net Assets 100.0%	$927,728,808

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$252,809,420
Gross unrealized depreciation	(9,761,669)

Net unrealized appreciation (depreciation)	$243,047,751

Cost for federal income tax purposes	$737,217,773

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	72,051,482	72,051,482	–	–
Consumer Staples	37,415,763	37,415,763	–	–
Energy	61,576,808	61,576,808	–	–
Financials	204,246,417	204,246,417	–	–
Health Care	116,100,024	116,100,024	–	–
Industrials	145,504,004	145,504,004	–	–
Information Technology	186,894,474	186,894,474	–	–
Materials	39,650,139	39,650,139	–	–
Utilities	11,577,964	11,577,964	–	–
Collateral Held for Securities Loaned	62,391,572	62,391,572	–	–
Short-Term Investments	42,856,877	42,856,877	–	–

Total	$980,265,524	$980,265,524	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Collateral Investment	$96,425,470	$322,586,228	$356,620,126	62,391,572	$62,391,572	$273,143
Cash Management Trust-Short Term Investment	37,146,950	130,623,958	124,914,031	42,856,877	42,856,877	20,538
Total Value and Income Earned	133,572,420				105,248,449	293,681

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (86.6%)	Value

Australia (3.6%)
82,873	Amcom Telecommunications, Ltd.	$156,917
648,968	Arrium, Ltd.	487,626
237,003	Australand Holdings, Ltd.	984,003
174,187	AWE, Ltd.[a]	291,408
72,325	BC Iron, Ltd.	225,108
985,225	Beach Energy, Ltd.	1,532,665
181,278	BHP Billiton, Ltd.	6,436,528
13,729	BT Investment Management, Ltd.	84,924
312,866	Challenger, Ltd.	2,316,917
61,062	Charter Hall Group	244,338
273,357	CSR, Ltd.	950,694
71,173	Downer EDI, Ltd.	317,454
149,639	Drillsearch Energy, Ltd.[a]	226,640
210,879	DuluxGroup, Ltd.	1,070,565
445,557	Envestra, Ltd.	535,692
79,260	G8 Education, Ltd.	361,836
5,266	Greencross, Ltd.	50,590
6,306	GUD Holdings, Ltd.	43,473
23,032	Hills, Ltd.	38,837
105,435	iiNet, Ltd.	738,020
447,600	Incitec Pivot, Ltd.	1,224,921
33,511	Independence Group NL	148,815
286,051	Investa Office Fund	941,612
27,853	IOOF Holdings, Ltd.	223,617
43,682	M2 Telecommunications Group, Ltd.	245,214
44,168	Macquarie Group, Ltd.	2,363,852
7,360	McMillan Shakespeare, Ltd.	64,293
573,072	Mount Gibson Iron, Ltd.	383,688
102,432	Navitas, Ltd.	466,350
180,934	Northern Star Resources, Ltd.	286,269
25,679	NRW Holdings, Ltd.	25,433
74,293	Orica, Ltd.	1,500,501
21,613	PanAust, Ltd.	44,787
46,344	Ramsay Health Care, Ltd.	2,064,656
31,592	RCR Tomlinson, Ltd.	85,651
28,973	Sandfire Resources NLa	171,170
6,824	Sirius Resources NLa	24,443
202,552	Spark Infrastructure Group	352,948
95,758	Transpacific Industries Group, Ltd.[a]	95,250
7,437	Village Roadshow, Ltd.	53,552
107,901	Woolworths, Ltd.	3,677,731

	Total	31,538,988

Austria (0.7%)
87,881	AMS AG	3,133,721
18,927	CA Immobilien Anlagen AGa	378,049
7,029	CAT Oil AG	134,349
2,323	Flughafen Wien Aktiengesellschaft	218,178
4,723	Osterreichische Post AG	221,636
467	Schoeller-Bleckmann Oilfield Equipment AG	55,592
41,544	Voestalpine AG	1,828,253

	Total	5,969,778

Belgium (0.6%)
42,597	Anheuser-Busch InBev NV	4,597,600
1,061	Befimmo SA	83,070
1,615	Compagnie Maritime Belge	37,803
3,998	Euronav SAa	48,359
10,798	Exmar NV	166,669
4,375	Kinepolis Group NV	169,814
5,566	Melexis NV	257,655

Shares	Common Stock (86.6%)	Value

Belgium (0.6%) - continued
6,213	Nyrstar NVa	$25,651

	Total	5,386,621

Bermuda (0.7%)
63,594	Archer, Ltd.[a]	98,195
53,846	Catlin Group, Ltd.	456,863
92,775	Jardine Matheson Holdings, Ltd.	5,537,658
211,000	Pacific Basin Shipping, Ltd.	127,099

	Total	6,219,815

Brazil (1.7%)
203,399	Banco Bradesco SA ADR	3,107,937
30,700	BR Properties SA	189,849
17,200	Companhia Paranaense de Energia	266,557
69,900	Embraer SA	666,419
39,800	Even Construtora e Incorporadora SA	108,765
40,000	Lojas Renner SA	1,207,713
48,707	Multiplan Empreendimentos Imobiliarios SAa	1,158,878
11,100	Natura Cosmeticos SA	173,539
17,119	Oi SA	11,545
150,725	Petroleo Brasileiro SA ADR[b]	2,402,557
108,500	Souza Cruz SA	1,008,602
102,412	Ultrapar Participacoes SAa	2,349,551
153,032	Vale SA ADR[b]	2,196,009
7,300	WEG SA	88,195

	Total	14,936,116

Canada (3.7%)
82,712	Alimentation Couche-Tard, Inc.	2,263,609
35,768	Baytex Energy Corporation	1,533,266
87,871	Brookfield Asset Management, Inc.	3,919,883
25,195	Canadian Imperial Bank of Commerce[b]	2,338,686
56,848	Canadian National Railway Company	3,800,294
99,817	Canadian Natural Resources, Ltd.	4,351,174
8,110	Entertainment One, Ltd.	46,745
32,200	Magna International, Inc.	3,457,879
81,690	Manulife Financial Corporation[b]	1,669,238
22,128	Open Text Corporation	1,230,652
35,278	Royal Bank of Canada	2,603,587
33,144	Saputo, Inc.	2,057,004
27,704	Suncor Energy, Inc.	1,137,532
31,936	Vermilion Energy, Inc	2,107,685

	Total	32,517,234

Cayman Islands (0.2%)
412,800	MGM China Holdings, Ltd.	1,509,464
214,000	Xinyi Glass Holdings Company, Ltd.	125,167

	Total	1,634,631

Chile (0.2%)
296,273	Aguas Andinas SA	187,486
55,146	Banco Santander Chile SA ADR[b]	1,402,363

	Total	1,589,849

China (0.9%)
506,000	Air China, Ltd.	308,767
275,500	China Shenhua Energy Company, Ltd.	810,085
290,000	CNOOC, Ltd.	512,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (86.6%)	Value

China (0.9%) - continued
312,000	Dongfeng Motor Group Company, Ltd.	$554,040
1,096,000	FIH Mobile, Ltd.[a]	616,718
32,000	Haitian International Holdings, Ltd.	75,148
559,575	Lenovo Group, Ltd.	763,309
2,495,000	PetroChina Company, Ltd.	3,233,697
156,400	Sands China, Ltd.	1,148,241

	Total	8,022,977

Colombia (0.1%)
10,551	Bancolombia SA ADR	658,488

	Total	658,488

Cyprus (<0.1%)
9,725	Globaltrans Investment plc	95,645

	Total	95,645

Czech Republic (0.1%)
5,509	CEZ AS	156,472
3,102	Komercni Banka AS	672,536

	Total	829,008

Denmark (1.5%)
880	A P Moller - Maersk AS	2,051,561
3,139	Aktieselskabet Schouw & Company	145,149
255	ALK-Abello AS	36,626
25,501	Coloplast AS	2,156,177
177,975	Danske Bank AS	5,141,814
12,715	GN Store Nord AS	325,010
22,874	Novo Nordisk AS	1,052,940
13,777	Pandora AS	942,774
6,841	Royal Unibrew ASa	1,001,322
2,344	Zealand Pharma ASa	30,300

	Total	12,883,673

Faroe Islands (<0.1%)
17,038	Bakkafrost PF	332,235

	Total	332,235

Finland (0.3%)
5,178	Citycon OYJ	19,014
7,895	Cramo Oyj	160,258
12,557	Ramirent Oyj	119,437
19,987	Sponda Oyj	102,686
204,283	Stora Enso Oyj	1,835,487

	Total	2,236,882

France (5.9%)
5,061	ABC Arbitrage	31,716
33,144	Air France-KLM[a]	358,172
5,490	Altamir	85,276
6,158	Assystem	176,731
307,700	AXA SA	7,069,284
3,360	Boiron SA	255,734
2,022	Bourbon SA	58,198
87,309	Cap Gemini SA	6,331,049
47,531	Carrefour SA	1,641,468
3,238	Cegid Group	130,682
28,900	Christian Dior SA	5,033,791
113,723	Compagnie de Saint-Gobain	5,533,388
12,011	Etablissements Maurel et Prom	182,596
1,246	Euler Hermes Group	145,409
192,775	GDF Suez	4,970,597

Shares	Common Stock (86.6%)	Value

France (5.9%) - continued
8,105	Ipsen SA	$360,202
3,273	Korian Medica SA	118,552
16,631	Mercialys SA	394,730
6,153	Montupet SA	383,121
11,744	MPI	66,369
300,395	Natixis	1,941,100
9,364	Neopost SA	657,472
83,390	Orange SA	1,305,827
22,637	Orpea	1,481,788
22,809	Plastic Omnium SA	604,169
17,202	Rallye SA	863,109
2,828	Rubis SCA	169,798
7,064	Saft Groupe SA	260,254
1,012	Societe de la Tour Eiffel	78,597
45,296	Technicolor SAa	327,663
33,447	Thales SA	1,902,281
78,350	Total SA	5,053,148
2,188	Vicat SA	174,139
39,812	Vinci SA	2,747,535

	Total	50,893,945

Germany (5.6%)
11,261	Allianz SE	1,874,795
4,369	Alstria Office REIT AGa	57,848
7,115	Aurelius AG	250,621
35,432	Balda AG	138,160
11,367	BASF SE	1,176,413
16,856	Bayer AG	2,223,410
307	Bertrandt AG	38,340
1,589	Biotest AG	168,730
48,041	Borussia Dortmund GmbH & Company KGaA	315,277
4,714	Centrotec Sustainable AG	100,773
894	Cewe Stiftung & Company KGaA	60,442
10,031	Continental AG	2,160,314
1,251	CTS Eventim AG & Company KGAA	36,603
96,521	Daimler AG	7,964,767
2,124	Deutsche Beteiligungs AG	62,304
60,550	Deutsche Boerse AG	4,383,493
14,138	Deutsche EuroShop AG	667,318
101,129	Deutsche Post AG	3,235,581
13,555	Deutz AG	95,606
34,454	Duerr AG	2,624,545
10,052	Gerresheimer AG	693,886
8,000	Grammer AG	391,279
17,358	Hochtief AG	1,455,708
3,393	Homag Group AG	120,881
196,024	Infineon Technologies AG	2,159,890
12,546	Leoni AG	857,388
12,787	LPKF Laser & Electronics AG	226,469
5,397	MorphoSys AGa	516,400
553	Nemetschek AG	55,672
22,089	Nordex SEa	401,600
742	Norma Group SE	36,557
895	R. Stahl AB	47,938
24,661	Rhoen-Klinikum AG	764,777
24,560	SAF-Holland SA	338,591
3,891	SAP SE ADR[b]	305,800
19,449	Siemens AG	2,401,872
7,358	Sixt SE	257,982
14,554	Symrise AG	764,143
7,902	Takkt AG	132,080
187,975	ThyssenKrupp AGa	5,295,059
66,628	TUI AG	940,399
43,708	United Internet AG	1,747,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (86.6%)	Value

Germany (5.6%) - continued
5,728	Wacker Chemie AG	$663,032
2,054	Wacker Neuson SE	45,039

	Total	48,255,260

Hong Kong (3.6%)
504,400	AIA Group, Ltd.	2,702,273
442,000	China Mobile, Ltd.	4,829,578
23,000	Chow Sang Sang Holdings International, Ltd.	59,553
60,669	Dah Sing Financial Holdings, Ltd.	345,224
73,500	Dickson Concepts, Ltd.	41,729
165,000	Emperor Entertainment Hotel, Ltd.	57,457
220,000	Emperor International Holdings, Ltd.	56,350
76,700	Esprit Holdings, Ltd.	120,012
23,000	Great Eagle Holdings, Ltd.	83,057
2,840,425	Guangzhou Automobile Group Company, Ltd.	3,188,809
393,000	Hang Lung Group, Ltd.	2,107,579
518,300	Hutchison Whampoa, Ltd.	7,030,970
2,655,027	New World Development Company, Ltd.	3,348,091
282,000	NewOcean Energy Holdings, Ltd.	192,394
161,000	Samson Holding, Ltd.	20,557
50,000	Shenzhou International Group Holdings, Ltd.	157,410
546,000	Shun Tak Holdings, Ltd.[a]	278,572
161,000	Sinotruk Hong Kong, Ltd.	85,146
94,000	Sunlight Real Estate Investment Trust	40,178
150,500	Swire Pacific, Ltd., Class A	1,937,711
270,000	Swire Pacific, Ltd., Class B	646,962
166,950	Swire Properties, Ltd.	544,278
592,000	Truly International Holdings, Ltd.	356,154
256,000	United Laboratories International Holdings[a]	169,910
31,300	VTech Holdings, Ltd.	387,310
54,000	Weichai Power Company, Ltd.	235,302
185,000	Wharf Holdings, Ltd.	1,474,448
200,000	Wheelock and Company, Ltd.[a]	1,008,444

	Total	31,505,458

Hungary (0.2%)
20,416	OTP Bank Nyrt	353,857
70,010	Richter Gedeon Nyrt	1,148,758

	Total	1,502,615

India (1.6%)
789	GlaxoSmithKline Pharmaceuticals, Ltd.	32,533
9,500	Grasim Industries, Ltd.[a]	502,783
27,779	Hero Motocorp, Ltd.	1,190,136
129,000	Hindustan Unilever, Ltd.	1,458,242
167,191	Housing Development Finance Corporation	2,929,598
55,000	ICICI Bank, Ltd.[a]	1,327,399
49,800	Infosys, Ltd.	2,753,651
337,058	ITC, Ltd.	1,973,537
8,820	Reliance Industries, Ltd. GDR[c]	291,596
39,439	Ultra Tech Cement, Ltd.	1,569,898

	Total	14,029,373

Shares	Common Stock (86.6%)	Value

Indonesia (0.4%)
280,900	Bank Rakyat Indonesia Persero Tbk PT	$269,431
179,700	Indo Tambangraya Megah Tbk PT	400,495
4,126,000	PT Astra International Tbk	2,724,584
206,000	United Tractors Tbk PT	404,006

	Total	3,798,516

Ireland (0.1%)
44,137	Beazley plc	181,272
1,608	DCC plc	91,744
14,046	Grafton Group plc	136,124
141,785	Henderson Group plc	579,598

	Total	988,738

Israel (0.3%)
322,624	Israel Chemicals, Ltd.	2,623,337

	Total	2,623,337

Italy (3.6%)
660,563	A2A SPA	753,773
8,226	Acea SpA	120,063
34,805	Ascopiave SPA	90,741
221,125	Assicurazioni Generali SPA	4,615,520
21,183	ASTM SPA	324,137
34,465	Banca Generali SPA	962,528
15,066	Banca IFIS SPA	276,390
717,971	Banca Popolare di Milano SCRL[a]	625,654
215,605	Beni Stabili SPA	175,052
7,136	Brembo SPA	262,583
7,555	Cairo Communication SPA	54,831
42,911	Cementir Holding SpA	334,523
1,130	Cosmo Pharmaceuticals SPA	229,115
29,491	Credito Emiliano SPA	247,482
3,715	De’Longhi	78,874
420,754	Enel SPA	2,395,339
262,117	Eni SPA	6,669,791
31,714	ERG SPA	470,529
8,404	Falck Renewables SPA	14,419
322,407	Hera SPA	872,071
13,626	Immobiliare Grande Distribuzione SPA	19,888
28,738	Indesit Company SPA[a]	415,687
4,695	Industria Macchine Automatiche SPA	187,132
2,566,725	Intesa Sanpaolo SPA	7,622,188
248,919	IREN SpA	350,763
1,491	Italmobiliare SPA	37,175
50,220	Maire Tecnimont SPA[a]	132,050
144,942	Recordati SPA	2,392,360
1,281	Reply SPA	95,533
3,007	Societa Cattolica di Assicurazioni SCRL	64,056
4,060	Societa Iniziative Autostradali e Servizi SPA	48,301
10,310	Sogefi SPA[a]	41,310

	Total	30,979,858

Japan (14.5%)
28,000	77 Bank, Ltd.	145,786
18	Advance Residence Investment Corporation	42,862
5,400	Ai Holdings Corporation	99,891
7,100	Aisan Industry Company, Ltd.	58,318
29,800	Alpine Electronics, Inc.	469,439
38,400	Aoyama Trading Company, Ltd.	978,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (86.6%)	Value

Japan (14.5%) - continued
2,000	Ariake Japan Company, Ltd.	$50,683
53,200	Asahi Group Holdings, Ltd.	1,604,439
11,000	Ashikaga Holdings Company, Ltd.	45,074
52,448	Avex Group Holdings, Inc.	895,567
96,000	Bridgestone Corporation	3,464,674
60,800	Brother Industries, Ltd.	1,087,791
1,600	C.Uyemura & Company, Ltd.	87,882
50,000	Calsonic Kansei Corporation	328,847
16,500	Capcom Company, Ltd.	301,374
1,700	Century Tokyo Leasing Corporation	54,587
7,900	Chiyoda Integre Company, Ltd.	115,453
4,000	Chugoku Marine Paints, Ltd.	30,279
30,800	CKD Corporation	274,961
13,000	Clarion Company, Ltd.[a]	51,779
14,400	Coca-Cola West Company, Ltd.	239,994
600	Cocokara Fine, Inc.	16,411
12,500	COMSYS Holdings Corporation	231,366
4,400	CROOZ, Inc.	158,714
3,900	CyberAgent, Inc.	130,733
5,000	Daido Metal Company, Ltd.	68,107
36,000	Daihen Corporation	157,579
12,358	Daiichikosho Company, Ltd.	366,585
28,000	Dainippon Screen Manufacturing Company, Ltd.	129,046
2,000	Daiwa Industries, Ltd.	13,921
47	Daiwa Office Investment Corporation	236,382
506,189	Daiwa Securities Group, Inc.	4,249,957
233,000	DIC Corporation	533,804
12,000	Doutor Nichires Holdings Company, Ltd.	201,653
62,000	DOWA Holdings Company, Ltd.	576,908
16,590	Eagle Industry Company, Ltd.	303,118
32,700	EDION Corporation	216,198
8,418	EIZO Corporation	213,593
13,800	Eneres Company, Ltd.[a]	222,097
4,478	EN-Japan, Inc.	98,433
4,600	Exedy Corporation	135,805
20,127	Fancl Corporation	246,496
8,700	Financial Products Group Company, Ltd.	79,533
19,200	Foster Electric Company, Ltd.	253,468
278,000	Fuji Electric Company, Ltd.	1,433,430
108,700	Fuji Heavy Industries, Ltd.	3,099,831
23,616	Fuji Machine Manufacturing Company, Ltd.	203,141
37,800	Fuji Oil Company, Ltd.	603,962
2,500	Fuji Soft, Inc.	55,699
59,231	Fujitsu General, Ltd.	817,608
125,000	Fujitsu, Ltd.	958,185
7,000	Funai Electric Company, Ltd.	72,511
1,400	Fuyo General Lease Company, Ltd.	56,222
133	Global One Real Estate Investment Corporation	395,661
13,300	G-Tekt Corporation	141,567
19,000	Gunze, Ltd.	51,855
106,000	Hakuhodo Dy Holdings, Inc.	1,112,885
67	Hankyu REIT, Inc.	366,172
35,000	Hitachi Capital Corporation	932,818
28,700	Hitachi Transport System, Ltd.	434,268
5,500	Horiba, Ltd.	191,855
6,000	House Foods Group, Inc.	108,177
1,600	IBJ Leasing Company, Ltd.	42,727
79	Ichigo Real Estate Investment Corporation	54,469

Shares	Common Stock (86.6%)	Value

Japan (14.5%) - continued
3,700	Ikyu Corporation	$48,570
9,100	Inabata & Company, Ltd.	85,820
12	Industrial & Infrastructure Fund Investment Corporation	105,109
2,000	Iriso Electronics Company, Ltd.	123,698
24,900	IT Holdings Corporation	454,538
13,000	Jaccs Company, Ltd.	63,953
21,240	JAFCO Company, Ltd.	819,930
29,200	Japan Airlines Company, Ltd.	1,612,934
13,000	Japan Aviation Electronics Industry, Ltd.	267,501
2,900	Japan Digital Laboratory Company, Ltd.	52,047
8,300	Japan Petroleum Exploration Company, Ltd.	313,918
447	Japan Rental Housing Investments, Inc.	328,227
22,778	Japan Vilene Company, Ltd.	126,954
85,700	JTEKT Corporation	1,483,738
64,800	JVC Kenwood Corporation[a]	147,423
3,700	Kanematsu Electronics, Ltd.	51,204
47,800	Kao Corporation	1,965,737
6,000	Kasumi Company, Ltd.	46,569
1,200	Kato Sangyo Company, Ltd.	26,676
35,000	Kato Works Company, Ltd.	248,619
53,600	KDDI Corporation	3,081,085
14,500	Keihin Corporation	222,369
23,372	Kewpie Corporation	420,580
9,000	Kinden Corporation	100,593
21,300	Kissei Pharmaceutical Company, Ltd.	506,775
5,500	KITZ Corporation	31,724
715,000	Kobe Steel, Ltd.	1,163,891
28,879	Koei Tecmo Holdings Company, Ltd.	423,151
7,900	Komori Corporation	95,389
1,500	KOSE Corporation	62,392
1,100	K’s Holdings Corporation	31,448
101,500	Kuroda Electric Company, Ltd.	1,680,026
69,000	KYB Company, Ltd.	313,183
9,600	Kyokuto Securities Company, Ltd.	163,683
6,500	KYORIN Holdings, Inc.	133,930
5,759	Kyoritsu Maintenance Company, Ltd.	258,180
12,000	Kyowa Exeo Corporation	166,256
163,400	LIXIL Group Corporation	3,961,116
1,600	MACNICA, Inc.	52,523
35,000	Maeda Road Construction Company, Ltd.	609,177
3,000	Makino Milling Machine Company, Ltd.	24,293
146,000	Marubeni Corporation	1,026,094
11,778	Matsumotokiyoshi Holdings Company, Ltd.	386,765
6,000	Megmilk Snow Brand Company, Ltd.	77,717
6,100	Melco Holdings, Inc.	131,643
58,000	Minebea Company, Ltd.	690,041
13,600	MIRAIT Holdings Corporation	135,240
16,000	MISUMI Group, Inc.	509,915
12,900	Mito Securities Company, Ltd.	47,097
166,800	Mitsubishi UFJ Financial Group, Inc.	983,670
523,000	Mitsui Engineering & Shipbuilding Company, Ltd.	1,064,391
13,100	Mitsui High-tec, Inc.	88,316

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (86.6%)	Value

Japan (14.5%) - continued
36,744	Mitsui Mining and Smelting Company, Ltd.	$109,084
466,000	Mitsui O.S.K. Lines, Ltd.	1,726,643
15,300	Mitsumi Electric Company, Ltd.	113,852
6,000	Mizuno Corporation	35,975
71,000	Morinaga Milk Industry Company, Ltd.	254,536
259,782	MS and AD Insurance Group Holdings, Inc.	5,913,253
13,000	Musashi Seimitsu Industry Company, Ltd.	317,617
7,000	Nachi-Fujikoshi Corporation	49,258
94,600	Namco Bandai Holdings, Inc.	2,394,214
13,000	NEC Networks & System Integration Corporation	318,424
12,000	Nichicon Corporation	93,528
8,400	Nifco, Inc.	276,178
2,100	Nifty Corporation	32,721
2,700	Nihon Kohden Corporation	132,662
5,300	Nihon M&A Center, Inc.	148,435
7,200	Nihon Nohyaku Company, Ltd.	77,540
37,000	NIPPO Corporation	647,243
29	Nippon Accommodations Fund, Inc.	110,563
48,000	Nippon Chemi-Con Corporation[a]	124,697
12,000	Nippon Flour Mills Company, Ltd.	60,690
7,000	Nippon Koei Company, Ltd.	37,140
67,000	Nippon Meat Packers, Inc.	1,371,531
17,000	Nippon Road Company, Ltd.	95,352
2,075,325	Nippon Sheet Glass Company[a]	2,889,328
148,900	Nippon Suisan Kaisha, Ltd.[a]	428,872
21,400	Nippon Telegraph & Telephone Corporation	1,421,052
22,000	Nippon Thompson Company, Ltd.	105,224
2,286,725	Nippon Yusen Kabushiki Kaisha	6,551,994
9,300	Nipro Corporation	79,589
506,275	Nissan Motor Company, Ltd.	4,966,762
11,000	Nisshin Oillio Group, Ltd.	37,034
4,000	Nisshinbo Holdings, Inc.	40,373
44,000	Nissin Electric Company, Ltd.	255,143
2,200	Nissin Kogyo Company, Ltd.	39,584
3,600	Nitto Kogyo Corporation	75,284
4,000	NOF Corporation	27,888
81	Nomura Real Estate Office Fund, Inc.	383,010
37	Nomura Real Estate Residential Fund, Inc.	196,503
3,000	Noritz Corporation	58,947
30,000	NS United Kaiun Kaisha, Ltd.	68,999
202,000	NTN Corporation	973,521
1,500	Okinawa Electric Power Company, Inc.	48,098
31,800	OMRON Corporation	1,410,417
103,000	Pacific Metals Company, Ltd.[a]	506,681
8,600	Paltac Corporation	114,575
18,500	Pioneer Corporation[a]	49,500
8,200	Pocket Card Company, Ltd.	59,199
6,600	Pola Orbis Holdings, Inc.	274,053
47	Premier Investment Corporation	190,437
6,500	Resorttrust, Inc.	134,247
5,481	Riso Kagaku Corporation	160,128
57,671	ROHTO Pharmaceutical Company, Ltd.	892,486
4,800	Roland DG Corporation	180,691
11,000	Ryobi, Ltd.	35,782

Shares	Common Stock (86.6%)	Value

Japan (14.5%) - continued
2,600	Ryohin Keikaku Company, Ltd.	$313,796
2,100	Saint Marc Holdings Company, Ltd.	114,538
7,700	Sakata Seed Corporation	104,207
2,500	San-A Company, Ltd.	81,124
38,000	Sankyu, Inc.	185,033
41,000	Sanwa Holdings Corporation	289,004
41,000	Sanyo Special Steel Company, Ltd.	184,214
89,000	Sapporo Holdings, Ltd.	382,298
11,800	Seikagaku Corporation	141,225
46,200	Seiko Epson Corporation	1,977,633
9,000	Seino Holdings Company, Ltd.	96,761
449	Sekisui House SI Investment Corporation	459,326
67,000	SENKO Company, Ltd.	344,245
5,000	Shiga Bank, Ltd.	29,610
31,000	Shindengen Electric Manufacturing Company, Ltd.	176,931
25,700	Shinko Electric Industries Company, Ltd.	228,476
4,100	SHOWA Corporation	45,672
337,000	Showa Denko KK	490,230
7,300	Skymark Airlines, Inc.[a]	14,711
36,000	SMK Corporation	152,139
11,400	Sohgo Security Services Company, Ltd.	258,974
312,000	Sojitz Corporation	530,689
1,000	Sosei Group Corporation[a]	41,836
64,700	Stanley Electric Company, Ltd.	1,678,141
3,700	Star Micronics Company, Ltd.	50,889
417,675	Sumitomo Corporation	5,504,144
5,300	Sumitomo Densetsu Company, Ltd.	62,431
34,600	Sumitomo Mitsui Financial Group, Inc.	1,410,451
1,383,475	Sumitomo Mitsui Trust Holdings, Inc.	6,020,477
10,000	Sumitomo Seika Chemicals Company, Ltd.	67,940
13,700	Taikisha, Ltd.	318,114
2,400	Tamron Company, Ltd.	53,801
2,300	TOCALO Company, Ltd.	39,287
9,000	Toei Company, Ltd.	47,586
6,000	Toho Zinc Company, Ltd.	28,347
8,100	Tokai Rubber Industries, Ltd.	80,032
57,000	Tokio Marine Holdings, Inc.	1,792,466
29,000	Tokuyama Corporation	99,315
13,000	Tokyo Seimitsu Company, Ltd.	230,547
34	Top REIT, Inc.	149,485
3,000	Topre Corporation	42,436
7,100	Towa Pharmaceutical Company, Ltd.	271,351
15,000	Toyo Engineering Corporation	66,042
82,000	Toyota Motor Corporation	4,841,284
1,300	TPR Company, Ltd.	30,438
45,000	Ube Industries, Ltd.	77,645
3,800	ULVAC, Inc.[a]	75,627
8,100	Unipres Corporation	175,002
7,800	Ushio, Inc.	93,094
7,900	Valor Company, Ltd.	128,742
17,900	Wakita & Company, Ltd.	209,593
4,800	Xebio Company, Ltd.	85,786
28,600	Yokogawa Bridge Holdings Corporation	429,183
8,400	Yokohama Reito Company, Ltd.	70,733

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (86.6%)	Value

Japan (14.5%) - continued
4,200	Zeria Pharmaceutical Company, Ltd.	$102,945

	Total	125,489,524

Jersey (0.7%)
20,120	Petra Diamonds, Ltd.[a]	67,869
81,351	Redefine International plc	70,733
298,400	WPP plc	5,940,138

	Total	6,078,740

Luxembourg (0.4%)
11,262	APERAM[a]	379,004
3,612	GAGFAH SAa	63,307
53,000	Tenaris SA ADR	2,277,410
33,489	Ternium SA ADR	890,807

	Total	3,610,528

Malaysia (0.3%)
420,456	CIMB Group Holdings Berhad	918,188
167,000	Genting Berhad	513,893
132,173	Malayan Banking Berhad	407,705
135,500	Public Bank Berhad	837,505

	Total	2,677,291

Mexico (1.0%)
1,006,800	America Movil SAB de CV	1,188,816
168,000	Consorcio ARA SAB de CVa	76,756
30,000	Fomento Economico Mexicano SAB de CV ADR	2,816,700
11,100	Grupo Aeroportuario del Sureste SAB de CV ADR	1,381,728
406,813	Grupo Financiero Banorte SAB de CV ADR	2,706,445
271,000	Organizacion Soriana SAB de CVa	882,903

	Total	9,053,348

Netherlands (2.9%)
5,206	Aalberts Industries NV	158,842
1,012,100	Aegon NV	8,207,774
54,533	Airbus Group NV	3,164,007
22,950	ASML Holding NV	2,164,415
25,942	BE Semiconductor Industries NV	432,805
16,312	BinckBank NV	184,728
1,085	Brunel International NV	28,421
3,951	Eurocommercial Properties NV	197,401
89,750	Koninklijke DSM NV	6,200,211
10,944	Nutreco NV	467,517
210,015	PostNL NVa	1,048,108
89,559	TomTom NVa	651,042
21,575	Unilever NV	887,938
2,439	Vastned Retail NV	124,301
10,624	Wereldhave NV	945,617

	Total	24,863,127

New Zealand (0.1%)
446,298	Air New Zealand, Ltd.	748,111
17,911	Infratil, Ltd.	37,830
17,885	Sky Network Television, Ltd.	102,176
37,198	Summerset Group Holdings, Ltd.	98,395

	Total	986,512

Norway (0.7%)
4,498	Austevoll Seafood ASA	30,266
11,579	Borregaard ASA	77,859
2,722	BW LPG, Ltd.[c]	35,021

Shares	Common Stock (86.6%)	Value

Norway (0.7%) - continued
3,079	Cermaq ASA	$38,938
58,785	DnB ASA	1,041,764
179,781	DNO International ASA[a]	602,167
5,515	Leroy Seafood Group ASA	199,897
6,139	Nordic Semiconductor ASA[a]	33,027
6,434	SalMar ASA	126,009
10,267	SpareBank 1 SMN	87,010
74,813	Statoil ASA	2,137,749
9,835	TGS Nopec Geophysical Company ASA	278,937
31,780	Yara International ASA	1,456,461

	Total	6,145,105

Peru (<0.1%)
32,333	Cia de Minas Buenaventura SA ADR	378,619

	Total	378,619

Philippines (0.4%)
2,575,500	Ayala Land, Inc.	1,832,739
746,364	Bank of the Philippine Islands	1,625,689

	Total	3,458,428

Poland (0.3%)
6,668	Bank Handlowy w Warszawie SA	231,879
37,454	Bank Pekao SA	1,984,868
6,829	Grupa Lotos SAa	79,218
53,705	Orange Polska SA	177,278

	Total	2,473,243

Portugal (0.3%)
4,252,004	Banco Espirito Santo SAa	1,141,312
70,385	Jeronimo Martins SGPS SA	920,013
69,488	Mota-Engil Africa, SGPS SA Rights[a,d]	38,150
39,720	Portucel SA	182,431
26,947	Redes Energeticas Nacionais SGPS SA	94,971

	Total	2,376,877

Russia (0.6%)
45,500	Lukoil ADR	2,536,681
6,451	Magnit OJSC[d]	1,642,906
62,321	Novolipetsk Steel OJSC GDR	828,498
21,321	Phosagro OAO	264,869
19,749	Sberbank of Russia GDR	163,834

	Total	5,436,788

Singapore (0.9%)
5,236	Cape Plc	25,106
33,000	Chip Eng Seng Corporation, Ltd.	21,927
167,000	DBS Group Holdings, Ltd.	2,433,080
584,000	Ezra Holdings, Ltd.	547,359
34,000	Ho Bee Land, Ltd.	61,118
152,000	Indofood Agri Resources, Ltd.	117,639
488,310	Keppel Corporation, Ltd.	4,280,034
18,000	Mapletree Industrial Trust[a]	20,231
381,000	Mapletree Logistics Trust[a]	358,243
3,155	REC Solar ASA[a]	41,850
11,000	Venture Corporation, Ltd.	71,414
87,000	Wing Tai Holdings, Ltd.	137,288

	Total	8,115,289

South Africa (0.4%)
20,192	AngloGold Ashanti, Ltd. ADR[a]	347,101

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (86.6%)	Value

South Africa (0.4%) - continued
12,750	Barclays Africa Group, Ltd.	$198,380
21,633	Impala Platinum Holdings, Ltd.	214,372
80,890	Massmart Holdings, Ltd.	1,057,003
17,994	Reunert, Ltd.	107,828
214,000	Truworths International, Ltd.[a]	1,498,354

	Total	3,423,038

South Korea (2.5%)
6,003	E-Mart Company, Ltd.	1,347,948
3,207	Hyundai Department Store Company, Ltd.	456,760
4,866	Hyundai Heavy Industries Company, Ltd.	701,484
3,327	Hyundai Mobis	993,856
26,955	Hyundai Motor Company	6,381,032
2,106	Kangwon Land, Inc.	69,829
76,600	KB Financial Group, Inc.	2,992,337
2,740	LG Chem, Ltd.	766,764
15,725	POSCO[a]	5,109,922
8,890	POSCO ADR	718,579
540	Samsung Electronics Company, Ltd.	698,876
5,550	Samsung Heavy Industries Company, Ltd.	149,083
4,591	Samsung Life Insurance Company, Ltd.	467,322
14,790	Shinhan Financial Group Company, Ltd.	730,444
1,672	Shinsegae Company, Ltd.	378,265

	Total	21,962,501

Spain (2.4%)
48,433	Abengoa SA	279,139
15,211	Abengoa SA B shares	80,868
7,400	Acciona SAa	606,835
41,505	Amadeus IT Holding SA	1,633,244
267,710	Banco Popular Espanol SA	1,633,715
497,253	Banco Santander SA	4,996,035
36,604	Gamesa Corporacion Tecnologia SAa	458,363
67,049	Gas Natural SDG SA	2,059,925
32,759	Grifols SA	1,478,667
696,837	Iberdrola SA	5,184,239
220,311	Inmobiliaria Colonial SAa	168,159
180,053	International Consolidated Airlines Group SAa	1,007,324
4,443	Let’s GOWEX SAa,d	1
40,625	Liberbank SAa	34,741
49,816	NH Hotel Group SAa	269,355
9,141	Realia Business SAa	14,361
139,497	Sacyr SAa	786,367

	Total	20,691,338

Sweden (2.0%)
4,375	B&B Tools Aktiebolag	101,758
13,596	Bilia AB	368,690
3,157	BioGaia AB	83,751
17,899	Castellum AB	300,334
31,960	Fabege AB	437,211
19,033	Fastighets AB Balder[a]	241,606
13,426	Haldex AB	177,114
2,094	Hexpol AB	175,910
7,124	Industrial and Financial Systems	233,398
7,979	Intrum Justitia AB	244,159
56,961	Investor AB	2,047,691
28,256	JM AB	894,037

Shares	Common Stock (86.6%)	Value

Sweden (2.0%) - continued
18,073	Klovern AB	$89,915
5,324	Kungsleden AB	37,360
47,354	Loomis AB	1,407,169
65,221	Meda AB	1,051,571
49,734	NCC AB	1,554,043
2,133	Net Entertainment NE ABa	53,088
28,319	Nobia AB	216,553
11,209	Nolato AB	274,041
4,245	Orexo ABa	86,167
32,616	SAS ABa	59,723
128,641	Skandinaviska Enskilda Banken AB	1,722,114
448,550	Volvo AB	5,476,218
8,446	Wallenstam AB	139,895
8,865	Wihlborgs Fastigheter AB	164,958

	Total	17,638,474

Switzerland (7.0%)
25,510	Actelion, Ltd.	3,063,903
83,987	Adecco SA	6,282,108
17,640	Aryzta AGa	1,595,548
9,727	Ascom Holding AG	142,352
1,851	Autoneum Holding AGa	316,716
954	Bossard Holding AGa	111,013
177,728	Credit Suisse Group AG	4,821,361
112	Forbo Holding AG	109,504
442	Galenica AG	397,982
982	Georg Fischer AG	648,933
2,883	Givaudan SAa	4,715,413
981	Helvetia Holding AG	478,010
59,395	Holcim, Ltd.[a]	4,752,581
6,298	Implenia AG	371,123
881	Inficon Holding AGa	282,841
1,696	Komax Holding AGa	261,029
8,696	Kudelski SA	147,599
48	Kuoni Reisen Holding AG	16,269
399	Lindt & Spruengli AG	2,074,141
71,793	Logitech International SA	1,052,978
93,211	Nestle SA	6,901,349
2,344	Nobel Biocare Holding AGa	41,139
66,892	Novartis AG	5,819,514
8,711	OC Oerlikon Corporation AGa	117,558
8,197	PSP Swiss Property AGa	724,670
45,392	Roche Holding AG	13,173,020
644	Siegfried Holding AGa	112,536
371	Sika AG	1,443,196
1,078	Straumann Holding AG	254,369
485	Tecan Group AG	54,960
4,935	U-Blox AGa	638,692
2,541	Zehnder Group AG	100,801

	Total	61,023,208

Taiwan (0.8%)
117,000	Advanced Semiconductor Engineering, Inc.[a]	138,948
71,275	Chicony Electronics Company, Ltd.	197,448
152,000	Chipbond Technology Corporation	245,668
414,000	Compal Electronics, Inc.	381,074
125,000	Mega Financial Holding Company, Ltd.	109,772
46,000	Novatek Microelectronics Corporation	232,884
7,000	Powertech Technology, Inc.	11,679
22,000	Richtek Technology Corporation	126,910

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (86.6%)	Value

Taiwan (0.8%) - continued
13,000	Taiwan Life Insurance Company, Ltd.[a]	$9,388
314,100	Taiwan Mobile Company, Ltd.	961,315
1,008,362	Taiwan Semiconductor Manufacturing Company, Ltd.	4,042,807
17,370	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	347,400
24,000	Vanguard International Semiconductor Corporation	34,344

	Total	6,839,637

Thailand (2.2%)
456,900	Bangkok Bank pcl	2,785,475
73,800	Kasikornbank pcl	477,589
9,082,375	Krung Thai Bank pcl	6,033,312
199,000	PTT Exploration & Production pcl	1,002,560
430,425	PTT pcl	4,262,992
133,100	Siam Cement pcl	1,772,223
367,700	Siam Commercial Bank pcl	2,023,959
237,700	Thai Oil pcl	380,840

	Total	18,738,950

Turkey (0.7%)
552,258	Akbank TAS[a]	2,190,200
70,796	BIM Birlesik Magazalar ASa	1,676,441
9,777	Ford Otomotiv Sanayi ASa	133,921
16,922	Turkiye Halk Bankasi AS	127,415
442,181	Turkiye Garanti Bankasi AS	1,821,000

	Total	5,948,977

United Kingdom (9.7%)
201,141	Afren plc[a]	372,864
47,435	Amlin plc	364,449
41,198	Ashmore Group plc	244,928
34,437	Associated British Foods plc	1,612,066
25,079	AstraZeneca plc	1,831,186
868,900	BAE Systems plc	6,262,141
11,393	Bank of Georgia Holdings plc	466,998
84,425	Bellway plc	2,142,962
23,384	Berendsen plc	412,426
34,000	BHP Billiton plc	1,161,535
23,891	Big Yellow Group plc	202,282
21,685	Bodycote plc	253,444
206,049	BP plc	1,678,017
40,704	British American Tobacco plc	2,384,546
104,378	Britvic plc	1,233,437
57,810	Cairn Energy plc[a]	171,554
292,062	Centamin plc[a]	355,764
23,426	Chesnara plc	122,606
8,245	Clinigen Group plc	51,469
1,829	Close Brothers Group plc	39,087
11,678	Computacenter plc	119,611
10,697	Concentric AB	141,136
26,127	CSR plc	232,383
1,201	Daily Mail and General Trust plc	16,932
18,561	Diageo plc	557,432
29,527	Dialog Semiconductor plc[a]	898,000
24,704	Diploma plc	266,930
172,361	DS Smith plc	760,079
87,405	easyJet plc	1,905,016
76,001	Elementis plc	345,275
149,176	EnQuest plc[a]	340,759
39,018	Faroe Petroleum plc[a]	74,767
40,770	Fenner plc	234,372
30,040	Galliford Try plc	643,485

Shares	Common Stock (86.6%)	Value

United Kingdom (9.7%) - continued
80,824	GlaxoSmithKline plc	$1,947,764
118,671	Globo plc[a]	96,670
6,737	Go-Ahead Group plc	249,869
93,973	Halfords Group plc	758,319
203,555	Hansteen Holdings plc	363,252
35,334	Hikma Pharmaceuticals plc	1,070,675
17,003	Hiscox, Ltd.	193,624
206,978	Home Retail Group plc	578,139
286,966	Howden Joinery Group plc	1,638,547
85,350	HSBC Holdings plc ADR[b]	4,556,836
9,209	Hunting plc	134,797
108,418	IG Group Holdings plc	1,113,788
4,582	Inchcape plc	49,492
99,992	Intermediate Capital Group plc	677,406
1,954	International Personal Finance plc	18,158
41,747	Interserve plc	447,822
740,964	ITV plc	2,600,920
4,702	J D Wetherspoon plc	59,022
58,362	John Wood Group plc	735,647
19,818	Keller Group plc	289,798
14,487	Laird plc	70,381
45,984	Lancashire Holdings, Ltd.	475,515
62,276	London Stock Exchange Group plc	2,031,384
14,453	LondonMetric Property plc	34,406
10,404	Lookers plc	23,318
317,849	Man Group plc	635,276
35,863	Micro Focus International plc	513,211
2,234	Mitchells & Butlers plc[a]	14,065
44,393	Mondi plc	777,500
46,001	Moneysupermarket.com Group plc	143,950
1,465	Morgan Sindall Group plc	19,775
25,286	Next plc	2,885,950
21,801	Northgate plc	181,088
47,303	Pace plc	254,352
80,338	Pennon Group plc	1,102,203
91,080	Persimmon plc	1,918,289
30,095	Petropavlovsk plc[a]	17,168
89,645	Premier Oil plc	485,833
124,332	Prudential plc	2,857,638
76,490	QinetiQ Group plc	266,568
11,964	Quindell plc	41,408
9,819	Restaurant Group plc	101,738
12,641	Rightmove plc	484,144
3,933	RPC Group plc	38,811
41,331	SABMiller plc	2,250,235
65,070	Shire plc	5,355,823
103,239	Smith & Nephew plc	1,776,719
35,585	Soco International plc[a]	257,617
98,585	Speedy Hire plc	87,647
7,846	Stagecoach Group plc	46,913
106,851	Standard Chartered plc	2,215,857
14,770	Stobart Group, Ltd.	31,420
849	Synergy Health plc	19,486
629,457	Taylor Wimpey plc	1,176,566
1,169	Telecom plus plc	27,433
854,550	Tesco plc	3,707,667
219,773	Thomas Cook Group plc[a]	452,113
22,817	Trinity Mirror plc[a]	76,274
48,198	TT Electronics plc	150,540
273,364	TUI Travel plc	1,668,683
40,880	Unilever plc	1,766,289
54,640	Vedanta Resources plc	963,951
2,132	Vesuvius plc	16,689
12,567	Victrex plc	338,949
44,885	WH Smith plc	854,189

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (86.6%)	Value

United Kingdom (9.7%) - continued
3,697	Workspace Group plc	$38,230
5,857	WS Atkins plc	131,325
10,903	Xchanging plc	32,387

	Total	84,297,456

United States (0.2%)
5,757	CTC Media, Inc.	55,670
7,073	iShares MSCI Emerging Markets Index Fund	309,939
10,000	Vanguard MSCI Emerging Markets ETF	437,200
14,600	Yum! Brands, Inc.	1,013,240

	Total	1,816,049

	Total Common Stock (cost $680,027,216)	752,952,087

Principal Amount	Long-Term Fixed Income (9.6%)	Value

Argentina (0.3%)
	Arcos Dorados BV
193,000	6.625%, 9/27/2023[c]	199,273
	Argentina Government International Bond
5,570,000	0.000%, 12/15/2035[e]	501,300
180,000	0.000%, 12/15/2035[e]	16,380
6,854,000	0.000%, 12/15/2035[e,f]	808,566
1,000,000	2.500%, 12/31/2038[g]	543,000

	Total	2,068,519

Azerbaijan (0.1%)
	Azerbaijan Government International Bond
290,000	4.750%, 3/18/2024[c]	299,425
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	212,000
260,000	4.750%, 3/13/2023	259,350

	Total	770,775

Belarus (<0.1%)
	Belarus Government International Bond
216,000	8.750%, 8/3/2015	220,320

	Total	220,320

Belize (<0.1%)
	Belize Government International Bond
135,900	5.000%, 2/20/2038[g,h]	96,829

	Total	96,829

Brazil (0.5%)
	Banco do Estado do Rio Grande do Sul SA
460,000	7.375%, 2/2/2022[c]	484,352
	Brazil Government International Bond
491,000	6.000%, 8/15/2050[i]	539,273
270,000	4.250%, 1/7/2025	270,675
193,000	Brazil Letros do Tesouro Nacional Zero Coupon, 1/1/2015[i]	81,346
	Brazil Loan Trust 1
410,000	5.477%, 7/24/2023	424,350
640,000	5.477%, 7/24/2023[h]	662,400

Principal Amount	Long-Term Fixed Income (9.6%)	Value

Brazil (0.5%) - continued
	Brazil Minas SPE via State of Minas Gerais
$990,000	5.333%, 2/15/2028[h]	$982,574
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[d,h,j]	0
	Tupy SA
200,000	6.625%, 7/17/2024[c]	205,000

	Total	3,649,970

Canada (0.1%)
	PTTEP Canada International Finance, Ltd.
200,000	5.692%, 4/5/2021[c]	224,642
400,000	5.692%, 4/5/2021	449,284

	Total	673,926

Chile (0.3%)
	AES Gener SA
330,000	8.375%, 12/18/2073[c]	369,931
70,000	5.250%, 8/15/2021[c]	74,101
280,000	5.250%, 8/15/2021	296,402
	Banco del Estado de Chile
290,000	4.125%, 10/7/2020	304,611
100,000	4.125%, 10/7/2020[c]	105,038
	CFR International SPA
200,000	5.125%, 12/6/2022	215,310
	E-CL SA
120,000	5.625%, 1/15/2021[c]	130,787
	Empresa Nacional de Electricidad SA
60,000	4.250%, 4/15/2024	60,137
	Empresa Nacional de Telecomunicaciones SA
340,000	4.875%, 10/30/2024[c]	341,226
	GNL Quintero SA
710,000	4.634%, 7/31/2029[c]	715,960
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	189,113

	Total	2,802,616

China (0.3%)
	CITIC Pacific, Ltd.
200,000	6.875%, 1/21/2018	222,750
1,480,000	6.800%, 1/17/2023	1,707,550
	Sinopec Group Overseas Development 2013, Ltd.
610,000	4.375%, 10/17/2023[c]	629,518

	Total	2,559,818

Colombia (0.4%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	423,800
	Bancolombia SA
130,000	6.125%, 7/26/2020	141,050
100,000	5.950%, 6/3/2021	110,250
	Colombia Government International Bond
20,000	8.250%, 12/22/2014	20,520
340,000	7.375%, 3/18/2019	408,850
290,000	2.625%, 3/15/2023	271,150
310,000	6.125%, 1/18/2041	369,675
200,000	5.625%, 2/26/2044	223,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.6%)	Value

Colombia (0.4%) - continued
	Ecopetrol SA
$70,000	7.375%, 9/18/2043	$87,605
	Empresa de Energia de Bogota SA
320,000	6.125%, 11/10/2021[c]	344,000
	Empresas Publicas de Medellin ESP
100,000	7.625%, 7/29/2019	119,000
	Pacific Rubiales Energy Corporation
150,000	5.375%, 1/26/2019[c]	153,000

	Total	2,671,988

Costa Rica (0.3%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	205,000
220,000	5.250%, 8/12/2018[c]	225,500
	Banco Nacional de Costa Rica
220,000	4.875%, 11/1/2018[c]	223,850
480,000	6.250%, 11/1/2023[c]	492,000
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	38,325
280,000	4.250%, 1/26/2023[c]	263,900
210,000	4.375%, 4/30/2025	193,725
410,000	5.625%, 4/30/2043[c]	356,700
610,000	7.000%, 4/4/2044	640,500

	Total	2,639,500

Cote D’Ivoire (<0.1%)
	Ivory Coast Government International Bond
420,000	5.375%, 7/23/2024[c]	411,600

	Total	411,600

Croatia (0.4%)
	Croatia Government International Bond
2,573,000	6.250%, 4/27/2017	2,762,758
190,000	6.750%, 11/5/2019	211,613
460,000	6.375%, 3/24/2021	503,699
280,000	3.875%, 5/30/2022[f]	372,496

	Total	3,850,566

Dominican Republic (0.3%)
	Dominican Republic Government International Bond
680,000	7.500%, 5/6/2021	776,900
1,400,000	14.500%, 2/10/2023[k]	37,123
350,000	6.600%, 1/28/2024[c]	381,500
100,000	5.875%, 4/18/2024	103,500
190,000	8.625%, 4/20/2027	237,500
9,200,000	18.500%, 2/4/2028[c,k]	291,403
400,000	18.500%, 2/4/2028[k]	12,670
960,000	7.450%, 4/30/2044[c]	1,022,400

	Total	2,862,996

Ecuador (0.1%)
	Ecuador Government International Bond
460,000	7.950%, 6/20/2024[c]	475,857

	Total	475,857

Principal Amount	Long-Term Fixed Income (9.6%)	Value

Egypt (0.1%)
	Egypt Government International Bond
$450,000	5.750%, 4/29/2020	$468,000

	Total	468,000

El Salvador (<0.1%)
	El Salvador Government International Bond
60,000	8.250%, 4/10/2032	70,055
290,000	7.650%, 6/15/2035	316,100
50,000	7.650%, 6/15/2035[c]	54,500
150,000	7.625%, 2/1/2041	161,250

	Total	601,905

Gabon (0.1%)
	Gabonese Republic Government International Bond
261,500	6.375%, 12/12/2024[c]	284,434
600,000	6.375%, 12/12/2024	652,620

	Total	937,054

Ghana (<0.1%)
	Ghana Government International Bond
290,000	8.500%, 10/4/2017	305,225

	Total	305,225

Greece (<0.1%)
	Hellenic Republic Government International Bond
140,000	1.015%, 8/10/2014[e,f]	187,187

	Total	187,187

Guatemala (0.1%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[c]	177,650
	Guatemala Government International Bond
200,000	4.875%, 2/13/2028	201,000
210,000	4.875%, 2/13/2028[c]	211,050

	Total	589,700

Honduras (0.2%)
	Honduras Government International Bond
200,000	8.750%, 12/16/2020	217,500
980,000	8.750%, 12/16/2020[c]	1,065,750
570,000	7.500%, 3/15/2024[c]	582,825

	Total	1,866,075

Hong Kong (0.1%)
	China Unicom Hong Kong, Ltd.
1,480,000	4.000%, 4/16/2017[l]	239,805
	Metropolitan Light International, Ltd.
200,000	5.250%, 1/17/2018	203,995
	Sun Hung Kai Properties Capital Market, Ltd.
200,000	3.625%, 1/16/2023	198,115

	Total	641,915

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.6%)	Value

Hungary (<0.1%)
	Hungary Government International Bond
$20,000	4.125%, 2/19/2018	$20,750
150,000	4.000%, 3/25/2019	154,196
110,000	5.375%, 3/25/2024	116,325
190,000	7.625%, 3/29/2041	241,775

	Total	533,046

India (<0.1%)
	Greenko Dutch BV
250,000	8.000%, 8/1/2019[c,m]	247,500

	Total	247,500

Indonesia (0.4%)
	Bumi Investment Pte., Ltd.
100,000	10.750%, 10/6/2017	46,500
	Indonesia Government International Bond
135,000	11.625%, 3/4/2019	182,925
740,000	5.875%, 1/15/2024[c]	831,575
490,000	8.500%, 10/12/2035	677,425
180,000	6.625%, 2/17/2037	207,900
150,000	7.750%, 1/17/2038	194,250
200,000	5.250%, 1/17/2042	197,000
	PT Pertamina Persero
370,000	5.625%, 5/20/2043[c]	350,113
	PT Perusahaan Gas Negara Persero Tbk
620,000	5.125%, 5/16/2024[c]	627,750

	Total	3,315,438

Iraq (0.1%)
	Iraq Government International Bond
750,000	5.800%, 1/15/2028	667,500

	Total	667,500

Ireland (0.1%)
	MTS International Funding, Ltd.
320,000	8.625%, 6/22/2020	369,536
	Sibur Securities, Ltd.
280,000	3.914%, 1/31/2018[c]	254,800
	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
170,000	9.125%, 4/30/2018	185,300

	Total	809,636

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
60,000	2.803%, 12/30/2016[c]	59,723
160,000	3.839%, 12/30/2018[c]	160,000

	Total	219,723

Jamaica (0.1%)
	Jamaica Government International Bond
420,000	7.625%, 7/9/2025	441,000

	Total	441,000

Kazakhstan (0.1%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
100,000	6.250%, 5/20/2015	103,164

Principal Amount	Long-Term Fixed Income (9.6%)	Value

Kazakhstan (0.1%) - continued
	KazMunayGas National Company JSC
$340,000	11.750%, 1/23/2015	$356,300
490,000	5.750%, 4/30/2043[h]	482,748

	Total	942,212

Lithuania (0.1%)
	Lithuania Government International Bond
480,000	7.375%, 2/11/2020	585,600
380,000	6.125%, 3/9/2021	444,600
200,000	6.625%, 2/1/2022	241,500

	Total	1,271,700

Luxembourg (0.2%)
	Gazprom Neft OAO Via GPN Capital SA
690,000	6.000%, 11/27/2023[c]	655,500
	Millicom International Cellular SA
200,000	4.750%, 5/22/2020[c]	197,500
	Wind Acquisition Finance SA
220,000	4.750%, 7/15/2020[c]	215,050
640,000	7.375%, 4/23/2021[c]	667,200

	Total	1,735,250

Macedonia (0.1%)
	Macedonia Government International Bond
330,000	3.975%, 7/24/2021[f,h]	442,438

	Total	442,438

Mexico (0.7%)
	America Movil SAB de CV
2,010,000	6.000%, 6/9/2019[n]	154,262
	Metalsa SA de CV
190,000	4.900%, 4/24/2023[c]	185,725
	Mexican Udibonos
2,978,706	5.000%, 6/16/2016[n]	246,309
	Mexico Cetes
47,603,700	Zero Coupon, 9/18/2014[n]	358,674
145,111,899	Zero Coupon, 10/16/2014[n]	1,090,830
	Mexico Government International Bond
10,000	6.625%, 3/3/2015	10,285
170,000	6.050%, 1/11/2040	205,318
780,000	4.750%, 3/8/2044	781,950
145,000	5.550%, 1/21/2045	163,850
60,000	5.750%, 10/12/2110	63,810
	Offshore Drilling Holding SA
250,000	8.375%, 9/20/2020[c]	274,375
	Pemex Project Funding Master Trust
280,000	6.625%, 6/15/2035	331,324
	Petroleos Mexicanos
47,000	6.500%, 6/2/2041	54,520
160,000	6.375%, 1/23/2045	184,000
710,000	6.375%, 1/23/2045[c]	816,500
	Trust F/1401
200,000	6.950%, 1/30/2044[h]	220,750

	Total	5,142,482

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.6%)	Value

Mozambique (0.1%)
	Mozambique EMATUM Finance 2020 BV
$600,000	6.305%, 9/11/2020	$604,344

	Total	604,344

Netherlands (<0.1%)
	Listrindo Capital BV
200,000	6.950%, 2/21/2019	215,000

	Total	215,000

Pakistan (0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	103,520
200,000	7.250%, 4/15/2019[c]	208,000
360,000	8.250%, 4/15/2024[c]	383,472
120,000	7.875%, 3/31/2036	110,400

	Total	805,392

Panama (0.2%)
	Panama Government International Bond
507,000	8.875%, 9/30/2027	726,277
318,000	9.375%, 4/1/2029	473,820
610,000	6.700%, 1/26/2036	750,300
	Panama Notas del Tesoro
50,000	4.875%, 2/5/2021	52,850

	Total	2,003,247

Paraguay (0.2%)
	Banco Continental SAECA
150,000	8.875%, 10/15/2017[h]	164,250
	Banco Regional SAECA
150,000	8.125%, 1/24/2019	165,750
330,000	8.125%, 1/24/2019[c]	364,650
	Paraguay Government International Bond
610,000	4.625%, 1/25/2023	620,675
590,000	4.625%, 1/25/2023[c]	600,325

	Total	1,915,650

Peru (0.2%)
	Abengoa Transmision Sur SA
320,000	6.875%, 4/30/2043[h]	348,800
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[c]	210,000
	Corporacion Lindley SA
150,000	6.750%, 11/23/2021	165,375
90,000	6.750%, 11/23/2021[c]	99,225
80,000	4.625%, 4/12/2023[c]	78,800
	Peru Government International Bond
40,000	5.625%, 11/18/2050	44,900
357,000	8.750%, 11/21/2033	544,425
40,000	6.550%, 3/14/2037	50,200

	Total	1,541,725

Philippines (0.2%)
	Alliance Global Group, Inc.
100,000	6.500%, 8/18/2017	109,125
	Energy Development Corporation
300,000	6.500%, 1/20/2021	325,500

Principal Amount	Long-Term Fixed Income (9.6%)	Value

Philippines (0.2%) - continued
	Philippines Government International Bond
$595,000	4.200%, 1/21/2024	$630,700
280,000	7.750%, 1/14/2031	389,200
100,000	6.375%, 10/23/2034	126,125
	San Miguel Corporation
220,000	4.875%, 4/26/2023	206,250

	Total	1,786,900

Romania (0.3%)
	Romania Government International Bond
277,000	6.500%, 6/18/2018[f]	437,232
300,000	4.875%, 11/7/2019[f]	456,227
500,000	4.625%, 9/18/2020[f]	756,427
330,000	6.750%, 2/7/2022	393,525
260,000	3.625%, 4/24/2024[f]	367,300
170,000	6.125%, 1/22/2044[c]	193,375

	Total	2,604,086

Russia (0.2%)
	AHML Finance, Ltd.
5,700,000	7.750%, 2/13/2018[c,o]	144,140
	EDC Finance, Ltd.
200,000	4.875%, 4/17/2020	182,000
	Gazprom Neft OAO Via GPN Capital SA
420,000	4.375%, 9/19/2022	361,200
200,000	6.000%, 11/27/2023	190,000
	Lukoil International Finance BV
200,000	6.125%, 11/9/2020	204,660
	Mobile Telesystems OJSC
200,000	5.000%, 5/30/2023	185,500
	Phosagro OAO via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018[c]	190,000
	Russian Foreign Bond
200,000	4.875%, 9/16/2023	198,800
	Russian Government International Bond
200,000	5.875%, 9/16/2043[c]	202,000
	Uralkali OJSC
270,000	3.723%, 4/30/2018[c]	257,175

	Total	2,115,475

Serbia (0.1%)
	Serbia Government International Bond
200,000	5.250%, 11/21/2017	208,500
580,000	5.875%, 12/3/2018[c]	618,425

	Total	826,925

Singapore (<0.1%)
	Olam International, Ltd.
260,000	6.750%, 1/29/2018	271,726
100,000	7.500%, 8/12/2020	113,750

	Total	385,476

South Africa (0.3%)
	South Africa Government International Bond
810,000	5.875%, 5/30/2022	902,745
290,000	4.665%, 1/17/2024	295,800
290,000	5.875%, 9/16/2025	320,508

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.6%)	Value

South Africa (0.3%) - continued
$520,000	5.375%, 7/24/2044	$524,550

	Total	2,043,603

Sri Lanka (0.1%)
	Sri Lanka Government International Bond
220,000	6.000%, 1/14/2019	233,200
310,000	6.000%, 1/14/2019[c]	328,600
210,000	6.250%, 10/4/2020	223,125
210,000	5.875%, 7/25/2022	216,825

	Total	1,001,750

Supranational (0.1%)
	Corporacion Andina de Fomento
599,000	3.750%, 1/15/2016	623,214
424,000	4.375%, 6/15/2022	452,383

	Total	1,075,597

Thailand (0.1%)
	PTT Exploration & Production pcl
500,000	4.875%, 12/29/2049[c,p]	505,500

	Total	505,500

Turkey (0.4%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	214,740
	Turkey Government International Bond
1,090,000	7.000%, 6/5/2020	1,272,294
130,000	5.625%, 3/30/2021	142,334
200,000	6.250%, 9/26/2022	227,740
530,000	5.750%, 3/22/2024	581,675
220,000	7.375%, 2/5/2025	268,620
50,000	8.000%, 2/14/2034	66,500
340,000	6.875%, 3/17/2036	405,875
610,000	6.000%, 1/14/2041	655,518

	Total	3,835,296

Ukraine (0.3%)
	Ukraine Government International Bond
1,030,000	6.250%, 6/17/2016	991,375
400,000	6.580%, 11/21/2016	382,000
240,000	8.375%, 11/3/2017	228,900
160,000	6.750%, 11/14/2017	152,080
260,000	9.000%, 12/7/2017[h]	254,800
200,000	7.500%, 4/17/2023	188,000
	Ukreximbank Via Biz Finance plc
160,000	8.375%, 4/27/2015	149,600
200,000	8.750%, 1/22/2018	178,040

	Total	2,524,795

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
210,000	5.500%, 12/15/2021	237,825
	Ruwais Power Company
360,000	6.000%, 8/31/2036[c]	402,725

	Total	640,550

United States (0.4%)
	Comcel Trust
200,000	6.875%, 2/6/2024	215,000

Principal Amount	Long-Term Fixed Income (9.6%)	Value

United States (0.4%) - continued
	Commonwealth of Puerto Rico G.O.
$1,540,000	8.000%, 7/1/2035	$1,386,616
	HSBC Bank USA NA
901,000	10.000%, 1/5/2017[d,q]	387,856
600,000	6.000%, 8/15/2040[d,r]	661,191
	Puerto Rico Sales Tax Financing Corporation Rev.
55,000	Zero Coupon, 8/1/2032[g]	37,446
	Puerto Rico Sales Tax Financing Corporation Rev. Ser. A
5,000	5.500%, 8/1/2037	3,691
35,000	5.375%, 8/1/2039	24,701
320,000	6.000%, 8/1/2042	240,976
	Puerto Rico Sales Tax Financing Corporation Rev. Ser. C
10,000	5.375%, 8/1/2038	7,128
	Puerto Rico Sales Tax Financing Corportation Rev. Ser. A
95,000	5.500%, 8/1/2028	72,511
670,000	5.500%, 8/1/2042	475,426
	Puerto Rico Sales Tax Financing Corportation Rev. Ser. C
410,000	5.250%, 8/1/2041	287,172

	Total	3,799,714

Uruguay (0.2%)
	Uruguay Government International Bond
1,050,396	5.100%, 6/18/2050	1,037,265
683,764	4.500%, 8/14/2024	721,371

	Total	1,758,636

Venezuela (0.4%)
	Petroleos de Venezuela SA
330,000	9.000%, 11/17/2021	280,500
110,000	12.750%, 2/17/2022	110,275
147,000	6.000%, 11/15/2026	90,846
290,000	5.375%, 4/12/2027	173,710
227,000	9.750%, 5/17/2035	183,870
10,000	5.500%, 4/12/2037	5,700
	Venezuela Government International Bond
170,000	6.000%, 12/9/2020	128,350
490,000	12.750%, 8/23/2022	497,350
680,000	9.000%, 5/7/2023	569,500
400,000	8.250%, 10/13/2024	313,000
100,000	7.650%, 4/21/2025	75,000
152,000	9.250%, 9/15/2027	127,680
100,000	9.250%, 5/7/2028	81,500
585,000	11.950%, 8/5/2031	554,288

	Total	3,191,569

Vietnam (<0.1%)
	Vietnam Government International Bond
220,000	6.875%, 1/15/2016	235,125

	Total	235,125

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
20,000	6.750%, 2/9/2022	21,540

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.6%)	Value

Virgin Islands, British (<0.1%) - continued
$150,000	6.750%, 2/9/2022[c]	$161,550

	Total	183,090

Zambia (0.1%)
	Zambia Government International Bond
600,000	5.375%, 9/20/2022	571,500

	Total	571,500

	Total Long-Term Fixed Income (cost $81,936,181)	83,291,211

Shares	Preferred Stock (1.1%)	Value

Brazil (0.5%)
249,981	Oi SA	163,073
138,000	Petroleo Brasileiro SA ADR	2,321,160
63,400	Vale SA	815,432
68,282	Vale SA ADR	874,010

	Total	4,173,675

Germany (<0.1%)
3,711	Sixt SE	103,077

	Total	103,077

Italy (<0.1%)
24,725	Unipol Gruppo Finanziario SPA	125,247

	Total	125,247

South Korea (0.6%)
4,850	Samsung Electronics Company, Ltd.	5,015,896

	Total	5,015,896

	Total Preferred Stock (cost $8,940,592)	9,417,895

Shares	Collateral Held for Securities Loaned (0.6%)	Value

5,509,480	Thrivent Cash Management Trust	5,509,480

	Total Collateral Held for Securities Loaned (cost $5,509,480)	5,509,480

Shares or Principal Amount	Short-Term Investments (1.5%)[s]	Value

	Federal Home Loan Bank Discount Notes
200,000	0.080%, 10/8/2014	199,970
	Federal Home Loan Mortgage Corporation Discount Notes
800,000	0.085%, 10/29/2014[t]	799,832
11,772,919	Thrivent Cash Management Trust 0.050%	11,772,919

	Total Short-Term Investments (at amortized cost)	12,772,721

	Total Investments (cost $789,186,190) 99.4%	$863,943,394

	Other Assets and Liabilities, Net 0.6%	5,225,508

	Total Net Assets 100.0%	$869,168,902

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2014, the value of these investments was $21,615,062 or 2.5% of total net assets.
d	Security is fair valued.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.
f	Principal amount is displayed in Euros.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2014.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of July 31, 2014.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$319,984
Banco Continental SAECA, 10/15/2017	10/10/2012	150,000
Belize Government International Bond, 8/20/2017	3/20/2013	99,667
Brazil Loan Trust 1, 7/24/2023	7/25/2013	661,456
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	1,028,220
Independencia International, Ltd., 12/30/2016	3/29/2010	100,627
KazMunayGas National Company JSC, 4/30/2043	4/24/2013	488,775
Macedonia Government International Bond, 7/24/2021	7/17/2014	439,076
Trust F/1401, 1/30/2044	1/23/2014	194,174
Ukraine Government International Bond, 12/7/2017	11/30/2012	260,000

i	Principal amount is displayed in Brazilian Real.
j	Defaulted security. Interest is not being accrued.
k	Principal amount is displayed in Dominican Republic Pesos.
l	Principal amount is displayed in Chinese Yuan.
m	Denotes investments purchased on a when-issued or delayed delivery basis.
n	Principal amount is displayed in Mexican Pesos.
o	Principal amount is displayed in Russian Rubles.
p	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
q	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
r	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
s	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

t	At July 31, 2014, $799,832 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$109,042,935
Gross unrealized depreciation	(34,285,731)

Net unrealized appreciation (depreciation)	$74,757,204

Cost for federal income tax purposes	$789,186,190

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	156,918	–	156,917	1
Consumer Discretionary	110,081,256	1,068,910	109,012,346	–
Consumer Staples	62,711,994	2,816,700	59,895,294	–
Energy	53,084,219	4,679,967	48,404,252	–
Financials	187,840,538	10,472,763	177,367,775	–
Health Care	56,482,509	–	56,482,509	–
Industrials	129,167,570	1,381,728	127,747,692	38,150
Information Technology	47,805,400	347,400	47,458,000	–
Materials	71,041,603	4,795,984	66,245,619	–
Telecommunications Services	13,959,730	–	13,959,730	–
Utilities	20,620,350	–	20,620,350	–
Long-Term Fixed Income
Basic Materials	2,613,088	–	2,613,088	–
Capital Goods	203,995	–	203,995	–
Communications Services	2,770,379	–	2,770,379	–
Consumer Cyclical	589,998	–	589,998	–
Consumer Non-Cyclical^	1,236,401	–	1,236,401	0
Energy	9,298,369	–	9,298,369	–
Financials	6,414,544	–	6,414,544	–
Foreign Government	55,205,360	–	54,864,164	341,196
Transportation	715,960	–	715,960	–
U.S. Municipals	1,149,051	–	1,149,051	–
Utilities	3,094,066	–	3,094,066	–
Preferred Stock
Energy	2,321,160	2,321,160	–	–
Financials	125,247	–	125,247	–
Industrials	103,077	–	103,077	–
Information Technology	5,015,896	–	5,015,896	–
Materials	1,689,442	874,010	815,432	–
Telecommunications Services	163,073	–	163,073	–
Collateral Held for Securities Loaned	5,509,480	5,509,480	–	–
Short-Term Investments	12,772,721	11,772,919	999,802	–
Total	$863,943,394	$46,041,021	$817,523,026	$379,347

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	89,242	80,755	8,487	–
Foreign Currency Forward Contracts	518,282	–	518,282	–
Total Asset Derivatives	$607,524	$80,755	$526,769	$–

Liability Derivatives
Futures Contracts	106,962	78,706	28,256	–
Foreign Currency Forward Contracts	407,392	–	407,392	–
Total Liability Derivatives	$514,354	$78,706	$435,648	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	11	September 2014	$2,417,612	$2,413,640	($3,972)
5-Yr. U.S. Treasury Bond Futures	(57)	September 2014	(6,817,377)	(6,773,648)	43,729
10-Yr. U.S. Treasury Bond Futures	(2)	September 2014	(249,057)	(249,219)	(162)
30-Yr. U.S. Treasury Bond Futures	(22)	September 2014	(3,017,374)	(3,022,937)	(5,563)
ASX SPI 200 Index Futures	1	September 2014	128,438	129,405	967
CME 3 Month Eurodollar Futures	(37)	June 2017	(9,021,202)	(9,008,575)	12,627
CME 3 Month Eurodollar Futures	(55)	December 2016	(13,443,965)	(13,446,812)	(2,847)
CME 3 Month Eurodollar Futures	(48)	September 2016	(11,778,252)	(11,766,600)	11,652
CME 3 Month Eurodollar Futures	(56)	March 2017	(13,674,647)	(13,661,900)	12,747
Eurex EURO STOXX 50 Futures	19	September 2014	814,038	789,461	(24,577)
FTSE 100 Index Futures	3	September 2014	342,142	338,463	(3,679)
Mini MSCI EAFE Index Futures	27	September 2014	2,651,683	2,585,521	(66,162)
Tokyo Price Index Futures	4	September 2014	495,080	502,600	7,520
Total Futures Contracts					($17,720)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	HSBC	401,000	9/17/2014	$374,311	$371,279	($3,032)
Australian Dollar	WBC	409,000	9/17/2014	384,778	378,685	(6,093)
Brazilian Real	MSC	171,620	8/4/2014	76,633	75,558	(1,075)
Brazilian Real	RBC	424,152	8/4/2014	187,065	186,739	(326)
Brazilian Real	HSBC	252,531	8/4/2014	113,182	111,181	(2,001)
Chilean Peso	RBC	103,940,550	8/11/2014	188,213	181,513	(6,700)
Chinese Yuan	BB	14,345,526	9/17/2014	2,293,123	2,313,076	19,953
Chinese Yuan	DB	7,983,838	9/5/2014 - 9/17/2014	1,275,000	1,287,880	12,880
Chinese Yuan	WBC	2,429,243	8/11/2014	390,868	393,020	2,152
Chinese Yuan	CITI	2,463,666	9/5/2014	391,973	397,675	5,702
Chinese Yuan	MSC	2,508,289	8/11/2014	399,447	405,809	6,362
Euro	CSFB	428,000	9/17/2014	578,392	573,137	(5,255)
Euro	MSC	421,500	9/17/2014	572,791	564,432	(8,359)
Euro	BB	427,000	9/17/2014	575,989	571,797	(4,192)
Euro	DB	314,880	9/17/2014	421,577	421,657	80
Euro	BOA	565,000	9/17/2014	767,303	756,594	(10,709)
Euro	CITI	543,000	9/17/2014	737,836	727,133	(10,703)
Euro	BNP	564,000	9/17/2014	761,335	755,254	(6,081)
Euro	JPM	137,000	9/17/2014	183,521	183,457	(64)
Hungarian Forint	DB	87,492,160	9/17/2014	383,987	372,966	(11,021)
Indian Rupee	BB	35,409,000	9/23/2014	579,573	577,517	(2,056)
Indian Rupee	UBS	21,422,805	9/26/2014	350,303	349,141	(1,162)
Indian Rupee	CITI	42,436,569	9/23/2014 - 9/26/2014	695,532	691,873	(3,659)
Indian Rupee	SB	57,604,553	8/1/2014 - 9/18/2014	954,252	946,622	(7,630)
Indian Rupee	BOA	22,262,566	9/5/2014	366,703	364,742	(1,961)
Indian Rupee	WBC	21,366,714	9/23/2014	350,360	348,489	(1,871)
Indian Rupee	HSBC	21,359,931	9/26/2014	349,418	348,116	(1,302)
Indian Rupee	RBS	90,221,664	8/8/2014 - 9/18/2014	1,491,900	1,483,675	(8,225)
Indonesian Rupiah	DB	2,306,716,502	8/8/2014 - 8/11/2014	195,000	198,889	3,889
Israeli Shekel	BOA	1,232,563	9/17/2014	355,441	360,062	4,621
Japanese Yen	HSBC	34,754,318	9/17/2014	341,000	338,019	(2,981)
Japanese Yen	BOA	38,727,011	9/17/2014	381,000	376,658	(4,342)
Japanese Yen	SSB	77,978,516	9/17/2014	770,000	758,416	(11,584)
Japanese Yen	CITI	38,271,126	9/17/2014	375,000	372,224	(2,776)
Japanese Yen	JPM	19,349,885	9/17/2014	191,000	188,196	(2,804)
Malaysian Ringgit	BB	3,483,129	8/4/2014 - 8/5/2014	1,078,446	1,089,468	11,022
Malaysian Ringgit	HSBC	613,015	8/7/2014	191,000	191,712	712
Malaysian Ringgit	DB	4,358,530	8/4/2014 - 8/18/2014	1,355,847	1,362,198	6,351
Malaysian Ringgit	CITI	353,711	10/3/2014	110,380	110,118	(262)
Malaysian Ringgit	JPM	1,221,410	8/7/2014	381,000	381,979	979
Malaysian Ringgit	WBC	3,990,775	8/5/2014 - 9/5/2014	1,236,156	1,247,307	11,151
Mexican Peso	JPM	18,212,168	8/8/2014 - 9/17/2014	1,398,601	1,372,979	(25,622)
Mexican Peso	HSBC	12,240,200	9/17/2014	936,439	922,648	(13,791)
Mexican Peso	SSB	12,205,520	9/17/2014	934,500	920,033	(14,467)
Mexican Peso	MSC	12,782,783	9/17/2014	982,875	963,547	(19,328)
New Taiwan Dollar	CITI	9,186,821	8/1/2014	306,432	306,335	(97)
New Taiwan Dollar	UBS	9,186,821	8/1/2014	306,677	306,335	(342)
New Taiwan Dollar	DB	46,317,002	8/28/2014	1,547,000	1,544,801	(2,199)
Polish Zloty	DB	2,903,686	9/17/2014	953,726	928,102	(25,624)
Polish Zloty	BNP	634,145	9/17/2014	207,784	202,691	(5,093)
Polish Zloty	BOA	1,773,738	9/17/2014	579,667	566,938	(12,729)
Polish Zloty	CSFB	529,865	9/17/2014	173,291	169,360	(3,931)
Russian Ruble	BOA	6,785,126	8/18/2014	192,000	189,078	(2,922)
Russian Ruble	CSFB	51,530,981	8/15/2014 - 8/29/2014	1,450,982	1,434,599	(16,383)
Russian Ruble	CITI	6,840,958	8/18/2014	193,000	190,634	(2,366)
Russian Ruble	BNP	26,217,335	8/4/2014	753,718	733,077	(20,641)
South African Rand	MSC	4,135,807	9/17/2014	382,000	382,899	899
South African Rand	BB	2,066,383	9/17/2014	193,000	191,309	(1,691)
South African Rand	DB	2,140,890	9/17/2014	200,500	198,207	(2,293)
South African Rand	SB	4,102,836	9/17/2014	383,389	379,846	(3,543)
South Korean Won	CITI	197,760,000	8/18/2014	192,000	192,334	334
South Korean Won	BOA	197,372,160	8/18/2014	192,000	191,957	(43)
South Korean Won	BB	396,969,650	8/14/2014	385,000	386,109	1,109
Thai Baht	DB	6,191,000	8/8/2014	190,941	192,756	1,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Turkish Lira	DB	59,450	9/17/2014	$28,000	$27,460	($540)
Turkish Lira	RBS	2,836,321	9/17/2014	1,330,408	1,310,121	(20,287)
Turkish Lira	HSBC	825,878	9/17/2014	381,000	381,480	480
Turkish Lira	JPM	1,636,339	9/17/2014	765,000	755,839	(9,161)
Total Purchases				$38,696,565	$38,455,737	($240,828)

Sales
Australian Dollar	SSB	201,500	9/17/2014	$189,581	$186,565	$3,016
Australian Dollar	RBS	204,000	9/17/2014	190,128	188,880	1,248
Australian Dollar	WBC	261,120	9/17/2014	242,728	241,766	962
Australian Dollar	JPM	253,440	9/17/2014	235,624	234,655	969
Australian Dollar	DB	253,440	9/17/2014	235,612	234,655	957
Brazilian Real	UBS	3,726,098	8/14/2014 - 10/24/2014	1,645,320	1,614,676	30,644
Brazilian Real	RBC	1,684,219	8/4/2014 - 9/2/2014	748,000	738,066	9,934
Brazilian Real	BB	1,343,843	10/24/2014	588,927	578,309	10,618
Brazilian Real	JPM	433,605	8/25/2014	193,000	189,746	3,254
Brazilian Real	HSBC	252,531	8/4/2014	111,375	111,181	194
Brazilian Real	MSC	1,387,020	8/4/2014 - 8/25/2014	615,078	607,948	7,130
Chilean Peso	CSFB	109,565,502	8/11/2014	193,000	191,336	1,664
Chinese Yuan	BB	9,529,819	9/17/2014	1,528,514	1,536,590	(8,076)
Chinese Yuan	HSBC	10,723,241	9/17/2014	1,721,000	1,729,018	(8,018)
Chinese Yuan	SB	6,278,904	8/11/2014 - 9/17/2014	1,007,663	1,015,029	(7,366)
Chinese Yuan	DB	9,591,681	9/5/2014 - 9/17/2014	1,538,610	1,547,408	(8,798)
Euro	BOA	428,000	9/17/2014	579,667	573,137	6,530
Euro	DB	698,000	9/17/2014	953,713	934,695	19,018
Euro	CITI	594,000	9/17/2014	799,594	795,428	4,166
Euro	BB	280,000	9/17/2014	381,370	374,949	6,421
Euro	RBC	2,344,114	9/12/2014	3,150,567	3,138,964	11,603
Euro	SSB	239,107	9/12/2014 - 9/17/2014	323,610	320,187	3,423
Euro	MSC	1,258,000	9/17/2014	1,714,355	1,684,593	29,762
Euro	BNP	960,731	9/17/2014	1,309,482	1,286,520	22,962
Euro	UBS	1,364,868	9/17/2014	1,848,980	1,827,701	21,279
Hungarian Forint	BB	89,655,178	9/17/2014	387,072	382,186	4,886
Hungarian Forint	BOA	150,124,312	9/17/2014	658,289	639,957	18,332
Indian Rupee	SB	23,043,942	8/1/2014	383,480	380,750	2,730
Indonesian Rupiah	BB	76,365,841	9/5/2014	1,254,000	1,251,151	2,849
Israeli Shekel	JPM	884,915	9/17/2014	256,022	258,505	(2,483)
Israeli Shekel	HSBC	1,183,765	9/17/2014	342,000	345,806	(3,806)
Israeli Shekel	DB	2,068,795	9/17/2014	597,906	604,345	(6,439)
Israeli Shekel	BOA	207,314	9/17/2014	59,954	60,561	(607)
Japanese Yen	JPM	39,000,863	9/17/2014	382,000	379,321	2,679
Japanese Yen	UBS	11,221,248	9/17/2014	110,052	109,137	915
Japanese Yen	SSB	49,984,113	9/17/2014	489,032	486,144	2,888
Japanese Yen	DB	11,540,939	9/17/2014	113,176	112,247	929
Japanese Yen	HSBC	19,633,175	9/17/2014	193,000	190,952	2,048
Japanese Yen	CITI	78,155,137	9/17/2014	768,000	760,134	7,866
Japanese Yen	BNP	64,427,345	9/17/2014	633,000	626,619	6,381
Malaysian Ringgit	WBC	1,226,503	8/4/2014	385,329	383,653	1,676
Malaysian Ringgit	BB	2,459,439	8/5/2014 - 8/18/2014	774,456	768,910	5,546
Malaysian Ringgit	CSFB	608,712	8/18/2014	189,000	190,218	(1,218)
Malaysian Ringgit	CITI	2,140,773	8/5/2014	660,997	669,592	(8,595)
Malaysian Ringgit	DB	1,396,005	8/7/2014 - 8/18/2014	438,892	436,525	2,367
Mexican Peso	DB	2,471,481	9/17/2014	189,000	186,297	2,703
Mexican Peso	RBC	7,407,145	8/8/2014	567,213	559,978	7,235
Mexican Peso	SSB	25,121,637	8/8/2014 - 9/17/2014	1,913,232	1,898,638	14,594
Mexican Peso	JPM	2,476,029	9/17/2014	189,000	186,639	2,361
New Taiwan Dollar	BNP	10,525,121	9/25/2014	351,095	351,129	(34)
New Taiwan Dollar	UBS	27,485,821	8/1/2014 - 9/18/2014	917,244	916,771	473
New Taiwan Dollar	SB	9,071,561	8/22/2014	302,335	302,547	(212)
New Taiwan Dollar	CITI	18,373,642	8/1/2014 - 8/28/2014	613,364	612,741	623
Polish Zloty	BOA	1,169,313	9/17/2014	382,427	373,746	8,681
Polish Zloty	DB	1,317,125	9/17/2014	421,577	420,991	586
Russian Ruble	BNP	26,834,593	8/4/2014 - 8/22/2014	767,000	748,665	18,335
Russian Ruble	BOA	13,311,571	8/15/2014	385,000	371,219	13,781

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Partner Worldwide Allocation Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Russian Ruble	UBS	17,851,517	8/21/2014	$507,030	$497,097	$9,933
Russian Ruble	CSFB	80,702,175	8/4/2014 - 8/29/2014	2,295,271	2,249,703	45,568
Singapore Dollar	HSBC	560,420	9/17/2014	448,065	449,352	(1,287)
Singapore Dollar	SB	959,868	9/17/2014	774,000	769,635	4,365
Singapore Dollar	CITI	543,897	9/17/2014	435,135	436,103	(968)
Singapore Dollar	WBC	729,129	9/17/2014	583,000	584,625	(1,625)
Singapore Dollar	RBC	543,957	9/17/2014	435,458	436,152	(694)
South African Rand	BB	3,943,247	9/17/2014	366,000	365,071	929
South African Rand	DB	86,364	9/17/2014	8,000	7,996	4
South African Rand	MSC	4,011,435	9/17/2014	377,000	371,384	5,616
South Korean Won	WBC	391,986,432	8/18/2014	384,000	381,232	2,768
South Korean Won	JPM	781,687,730	8/14/2014	769,000	760,301	8,699
South Korean Won	SB	195,206,400	8/14/2014	192,000	189,866	2,134
Thai Baht	DB	18,654,595	8/8/2014 - 9/22/2014	572,745	580,588	(7,843)
Turkish Lira	JPM	1,882,370	9/17/2014	878,450	869,482	8,968
Turkish Lira	MSC	1,202,681	9/17/2014	557,000	555,528	1,472
Turkish Lira	RBS	3,404,207	9/17/2014	1,574,000	1,572,431	1,569
Turkish Lira	DB	59,441	9/17/2014	28,000	27,456	544
Total Sales				$49,303,796	$48,952,078	$351,718

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$110,890

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Collateral Investment	$13,655,850	$87,667,967	$95,814,337	5,509,480	$5,509,480	$15,619
Cash Management Trust-Short Term Investment	13,243,347	202,922,973	204,393,401	11,772,919	11,772,919	7,276
Total Value and Income Earned	26,899,197				17,282,399	22,895

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Large Cap Growth Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (93.4%)	Value

Consumer Discretionary (18.4%)
65,891	Amazon.com, Inc.[a]	$20,623,224
20,850	AutoZone, Inc.[a]	10,780,076
239,900	Comcast Corporation	12,889,827
125,650	Home Depot, Inc.	10,158,802
152,300	Las Vegas Sands Corporation	11,247,355
162,400	NIKE, Inc.	12,525,912
170,700	Starbucks Corporation	13,259,976

	Total	91,485,172

Consumer Staples (1.2%)
54,700	Anheuser-Busch InBev NV ADR	5,906,506

	Total	5,906,506

Energy (9.1%)
80,250	Cameron International Corporation[a]	5,690,528
73,500	EOG Resources, Inc.	8,043,840
135,200	Marathon Oil Corporation	5,239,000
105,500	Schlumberger, Ltd.	11,435,145
663,100	Weatherford International, Ltd.[a]	14,833,547

	Total	45,242,060

Financials (4.6%)
165,950	Citigroup, Inc.	8,116,614
426,150	Genworth Financial, Inc.[a]	5,582,565
157,789	J.P. Morgan Chase & Company	9,099,692

	Total	22,798,871

Health Care (14.0%)
264,050	Cerner Corporation[a]	14,575,560
340,900	Gilead Sciences, Inc.[a]	31,209,395
133,450	Johnson & Johnson	13,357,010
118,850	Vertex Pharmaceuticals, Inc.[a]	10,566,954

	Total	69,708,919

Industrials (10.2%)
95,800	Boeing Company	11,541,984
410,350	Delta Air Lines, Inc.	15,371,711
138,500	Fluor Corporation	10,092,495
141,600	Union Pacific Corporation	13,920,696

	Total	50,926,886

Information Technology (34.2%)
448,114	Apple, Inc.	42,826,255
350,600	EMC Corporation	10,272,580
235,900	Facebook, Inc.[a]	17,138,135
23,053	Google, Inc.[a]	13,177,095
32,303	Google, Inc., Class Aa	18,721,204
32,800	LinkedIn Corporation[a]	5,924,992
178,700	NetApp, Inc.	6,940,708
236,800	QUALCOMM, Inc.	17,452,160
187,550	Salesforce.com, Inc.[a]	10,174,587
76,200	Visa, Inc.	16,078,962
120,400	VMware, Inc.[a]	11,962,944

	Total	170,669,622

Materials (1.7%)
64,500	Monsanto Company	7,294,305
59,500	Teck Resources, Ltd.	1,425,620

	Total	8,719,925

	Total Common Stock (cost $355,269,027)	465,457,961

Shares or Principal Amount	Short-Term Investments (6.7%)[b]	Value

	Federal Home Loan Bank Discount Notes
900,000	0.076%, 8/6/2014[c]	$899,990
900,000	0.093%, 8/8/2014[c]	899,984
233,000	0.100%, 8/15/2014[c]	232,991
31,305,558	Thrivent Cash Management Trust 0.050%	31,305,558

	Total Short-Term Investments (at amortized cost)	33,338,523

	Total Investments (cost $388,607,550) 100.1%	$498,796,484

	Other Assets and Liabilities, Net (0.1%)	(258,499)

	Total Net Assets 100.0%	$498,537,985

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	At July 31, 2014, $1,499,975 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$114,313,308
Gross unrealized depreciation	(4,124,374)

Net unrealized appreciation (depreciation)	$110,188,934

Cost for federal income tax purposes	$388,607,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Large Cap Growth Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	91,485,172	91,485,172	–	–
Consumer Staples	5,906,506	5,906,506	–	–
Energy	45,242,060	45,242,060	–	–
Financials	22,798,871	22,798,871	–	–
Health Care	69,708,919	69,708,919	–	–
Industrials	50,926,886	50,926,886	–	–
Information Technology	170,669,622	170,669,622	–	–
Materials	8,719,925	8,719,925	–	–
Short-Term Investments	33,338,523	31,305,558	2,032,965	–
Total	$498,796,484	$496,763,519	$2,032,965	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	1,080,241	–	1,080,241	–

Total Liability Derivatives	$1,080,241	$–	$1,080,241	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	453	September 2014	$19,902,670	$18,822,429	($1,080,241)
Total Futures Contracts					($1,080,241)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Collateral Investment	$6,510,000	$22,221,375	$28,731,375	–	$–	$2,296
Cash Management Trust-Short Term Investment	17,617,000	46,712,461	33,023,903	31,305,558	31,305,558	9,665
Total Value and Income Earned	24,127,000				31,305,558	11,961

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Large Cap Value Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (96.6%)	Value

Consumer Discretionary (8.1%)
147,920	CBS Corporation	$8,406,294
239,764	Delphi Automotive plc	16,016,235
436,731	Lowe’s Companies, Inc.	20,897,578
117,590	Time Warner Cable, Inc.	17,062,309

	Total	62,382,416

Consumer Staples (6.6%)
277,340	CVS Caremark Corporation	21,177,682
73,650	Kimberly-Clark Corporation	7,650,026
327,576	Mondelez International, Inc.	11,792,736
82,837	Philip Morris International, Inc.	6,793,462
45,200	Wal-Mart Stores, Inc.	3,325,816

	Total	50,739,722

Energy (14.0%)
188,800	Cameron International Corporation[a]	13,387,808
96,559	Chevron Corporation	12,479,285
142,994	EOG Resources, Inc.	15,649,263
136,775	EQT Corporation	12,832,231
425,911	Marathon Oil Corporation	16,504,051
147,600	Schlumberger, Ltd.	15,998,364
333,100	Total SA ADR	21,484,950

	Total	108,335,952

Financials (22.4%)
76,367	ACE, Ltd.	7,644,337
147,790	Allstate Corporation	8,638,326
1,380,210	Bank of America Corporation	21,048,203
258,600	Blackstone Group, LP	8,451,048
96,600	Capital One Financial Corporation	7,683,564
570,540	Citigroup, Inc.	27,905,111
194,200	Comerica, Inc.	9,760,492
188,794	Deutsche Bank AG	6,449,203
339,293	Genworth Financial, Inc.[a]	4,444,738
375,960	Invesco, Ltd.	14,147,375
469,520	MetLife, Inc.	24,696,752
509,080	Morgan Stanley	16,463,647
55,663	SVB Financial Group[a]	6,068,380
178,768	Wells Fargo & Company	9,099,291

	Total	172,500,467

Health Care (13.9%)
34,400	Amgen, Inc.	4,382,216
238,740	Baxter International, Inc.	17,831,491
154,376	Covidien plc	13,355,068
114,700	Express Scripts Holding Company[a]	7,988,855
117,695	Johnson & Johnson	11,780,092
498,310	Merck & Company, Inc.	28,274,109
396,000	Pfizer, Inc.	11,365,200
149,653	UnitedHealth Group, Inc.	12,129,376

	Total	107,106,407

Industrials (8.8%)
65,300	Boeing Company	7,867,344
500,100	CSX Corporation	14,962,992
102,800	Fluor Corporation	7,491,036
135,326	Honeywell International, Inc.	12,426,986
174,700	Ingersoll-Rand plc	10,270,613
135,690	Jacobs Engineering Group, Inc.[a]	6,894,409
120,240	Pentair, Ltd.	7,703,777

	Total	67,617,157

Information Technology (13.9%)
1,228,430	Cisco Systems, Inc.	30,993,289

Shares	Common Stock (96.6%)	Value

Information Technology (13.9%) - continued
296,900	EMC Corporation	$8,699,170
321,181	Microsoft Corporation	13,862,172
262,350	NetApp, Inc.	10,189,674
364,300	Oracle Corporation	14,714,077
152,360	Symantec Corporation	3,604,838
234,500	Teradata Corporation[a]	9,886,520
326,150	Texas Instruments, Inc.	15,084,437

	Total	107,034,177

Materials (3.1%)
125,410	Celanese Corporation	7,300,116
187,900	Dow Chemical Company	9,596,053
139,750	Nucor Corporation	7,018,245

	Total	23,914,414

Telecommunications Services (2.0%)
311,449	Verizon Communications, Inc.	15,703,259

	Total	15,703,259

Utilities (3.8%)
285,440	NiSource, Inc.	10,755,379
410,790	PG&E Corporation	18,349,990

	Total	29,105,369

	Total Common Stock (cost $545,387,689)	744,439,340

Shares	Collateral Held for Securities Loaned (2.4%)	Value

18,564,000	Thrivent Cash Management Trust	18,564,000

	Total Collateral Held for Securities Loaned (cost $18,564,000)	18,564,000

Shares or Principal Amount	Short-Term Investments (3.1%)[b]	Value

23,697,889	Thrivent Cash Management Trust 0.050%	23,697,889

	Total Short-Term Investments (at amortized cost)	23,697,889

	Total Investments (cost $587,649,578) 102.1%	$786,701,229

	Other Assets and Liabilities, Net (2.1%)	(15,891,200)

	Total Net Assets 100.0%	$770,810,029

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Large Cap Value Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$205,014,198
Gross unrealized depreciation	(5,962,547)

Net unrealized appreciation (depreciation)	$199,051,651

Cost for federal income tax purposes	$587,649,578

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	62,382,416	62,382,416	–	–
Consumer Staples	50,739,722	50,739,722	–	–
Energy	108,335,952	108,335,952	–	–
Financials	172,500,467	172,500,467	–	–
Health Care	107,106,407	107,106,407	–	–
Industrials	67,617,157	67,617,157	–	–
Information Technology	107,034,177	107,034,177	–	–
Materials	23,914,414	23,914,414	–	–
Telecommunications Services	15,703,259	15,703,259	–	–
Utilities	29,105,369	29,105,369	–	–
Collateral Held for Securities Loaned	18,564,000	18,564,000	–	–
Short-Term Investments	23,697,889	23,697,889	–	–

Total	$786,701,229	$786,701,229	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Collateral Investment	$9,844,200	$110,049,190	$101,329,390	18,564,000	$18,564,000	$51,503
Cash Management Trust-Short Term Investment	18,459,046	65,069,367	59,830,524	23,697,889	23,697,889	9,877
Total Value and Income Earned	28,303,246				42,261,889	61,380

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Large Cap Stock Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (93.9%)	Value

Consumer Discretionary (11.6%)
41,700	Alpine Electronics, Inc.	$656,899
89,100	Amazon.com, Inc.[a]	27,887,409
66,500	Aoyama Trading Company, Ltd.	1,694,560
59,300	AutoZone, Inc.[a]	30,659,879
17,000	Bayerische Motoren Werke AG	1,611,038
17,300	Bridgestone Corporation	624,363
575,700	Comcast Corporation	30,932,361
12,700	Continental AG	2,735,121
5,200	Daimler AG	429,096
110,600	EDION Corporation	731,240
15,900	Exedy Corporation	469,412
17,968	Faurecia	635,613
900	Forbo Holding AG	879,945
738,000	Global Brands Group Holding, Ltd.[a]	193,307
180,900	Halfords Group plc	1,459,780
157,900	Haseko Corporation	1,253,797
518,600	Home Retail Group plc	1,448,573
60,100	Honda Motor Company, Ltd.	2,092,146
55,900	JM AB	1,768,709
1,800	Kuoni Reisen Holding AG	610,069
495,680	Las Vegas Sands Corporation	36,605,968
738,000	Li & Fung, Ltd.	983,106
608,000	Luk Fook Holdings International, Ltd.	1,888,370
23,900	Next plc	2,727,763
56,100	Persimmon plc	1,181,555
93,200	Peugeot SAa	1,390,073
39,333	Publicis Groupe SAb	2,853,734
4,800	Rinnai Corporation	437,016
11,300	RTL Group SA	1,150,292
360,000	Samsonite International SA	1,115,614
227,000	Seiko Holdings Corporation	888,073
43,000	Sekisui House, Ltd.	564,370
59,900	SHOWA Corporation	667,255
95,845	Slater & Gordon, Ltd.	440,729
481,900	Starbucks Corporation	37,433,992
152,400	Sumitomo Forestry Company, Ltd.	1,795,246
23,800	Suzuki Motor Corporation	794,206
75,700	UNY Group Holdings Company, Ltd.	450,004
1,800	Valora Holding AG	435,096
3,100	Volkswagen AG	719,938
52,900	WH Smith plc	1,006,719
16,000	Wolters Kluwer NV	443,300
21,800	WPP plc	433,964
230,800	Wynn Macau, Ltd.	983,534

	Total	206,163,234

Consumer Staples (8.0%)
262,450	Anheuser-Busch InBev NV ADR[b]	28,339,351
56,245	Britvic plc	664,648
18,100	Casino Guichard Perrachon SA	2,181,500
228,300	CVS Caremark Corporation	17,432,988
137,000	Greencore Group plc	611,320
7,400	Henkel AG & Company KGaA	704,453
18,300	Kerry Group plc	1,357,226
34,500	Kesko Oyj	1,312,147
364,450	Kimberly-Clark Corporation	37,855,422
30,738	Koninklijke Ahold NV	535,956
12,100	KOSE Corporation	503,296
21,300	Matsumotokiyoshi Holdings Company, Ltd.	699,447
16,900	Nestle SA	1,251,277
250,400	Parmalat SPA	826,843
389,600	Philip Morris International, Inc.	31,951,096

Shares	Common Stock (93.9%)	Value

Consumer Staples (8.0%) - continued
11,000	Rallye SA	$551,924
54,300	Reckitt Benckiser Group plc	4,793,481
44,173	SalMar ASA	865,121
23,600	Suedzucker AGb	413,413
110,000	Wal-Mart Stores, Inc.	8,093,800
622,000	Wilmar International, Ltd.	1,623,956

	Total	142,568,665

Energy (11.0%)
461,000	BP plc	3,754,279
381,770	BW Offshore, Ltd.	504,926
234,650	Cameron International Corporation[a]	16,639,032
21,700	CAT Oil AG	414,764
2,000	Delek Group, Ltd.	784,742
52,800	Eni SPA	1,343,541
39,800	Ensco plc	2,015,870
189,130	EOG Resources, Inc.	20,698,387
52,800	ERG SPA	783,374
844,050	Marathon Oil Corporation	32,706,937
97,700	Neste Oil Oyj	1,805,383
47,750	Noble Corporation	1,497,918
34,700	Origin Energy, Ltd.	456,988
190,415	Royal Dutch Shell plc	7,830,261
130,300	Royal Dutch Shell plc, Class B	5,610,970
218,970	Schlumberger, Ltd.	23,734,158
73,700	Showa Shell Sekiyu KK	831,224
21,847	Statoil ASA	624,269
25,586	Subsea 7 SA	427,359
29,600	Total SA	1,909,039
232,150	Total SA ADR[b]	14,973,675
2,349,200	Weatherford International, Ltd.[a]	52,551,604
101,100	Woodside Petroleum, Ltd.	3,968,571

	Total	195,867,271

Financials (16.0%)
216,300	ACE, Ltd.	21,651,630
21,500	Allianz SE	3,579,442
57,800	Amlin plc	444,085
148,900	Assicurazioni Generali SPA	3,107,975
166,800	Aviva plc	1,411,598
25,200	AXA SA	578,960
260,900	Banco Santander SA	2,621,332
125,700	Bank Leumi Le-Israel BMa	493,585
499,467	Bank of America Corporation	7,616,872
404,400	Blackstone Group, LP	13,215,792
186,600	Capital One Financial Corporation	14,842,164
51,600	Catlin Group, Ltd.	437,806
236,900	Challenger, Ltd.	1,754,354
26,000	Cheung Kong Holdings, Ltd.	502,307
683,150	Citigroup, Inc.	33,412,866
25,400	CNP Assurances	499,020
291,350	Comerica, Inc.	14,643,251
74,400	Commonwealth Bank of Australia	5,738,449
124,445	Credit Agricole SA	1,683,414
27,700	Daito Trust Construction Company, Ltd.	3,338,572
192,000	Daiwa Securities Group, Inc.	1,612,030
416,650	Deutsche Bank AG	14,232,764
42,900	EXOR SPA	1,642,296
156,500	FlexiGroup, Ltd.	537,346
87,116	Friends Life Group, Ltd.	487,177
808,300	Genworth Financial, Inc.[a]	10,588,730
5,200	Hannover Rueckversicherung SE	443,890
39,116	Hiscox, Ltd.	445,438
1,534	HSBC Holdings plc	16,446

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Large Cap Stock Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (93.9%)	Value

Financials (16.0%) - continued
252,000	Intermediate Capital Group plc	$1,707,199
595,350	Invesco, Ltd.	22,403,020
46,150	iShares MSCI EAFE Index Fund	3,073,128
279,800	Israel Discount Bank, Ltd.[a]	487,426
787,174	J.P. Morgan Chase & Company	45,396,325
368,300	Mizuho Financial Group, Inc.	715,044
9,900	Muenchener Rueckversicherungs- Gesellschaft AG	2,100,500
15,400	National Australia Bank, Ltd.	500,032
109,100	Natixis	704,985
46,600	NKSJ Holdings, Inc.	1,176,719
138,000	Old Mutual plc	453,990
123,000	Oversea-Chinese Banking Corporation, Ltd.	981,652
75,900	Paragon Group of Companies plc	440,793
86,100	Phoenix Group Holdings	1,015,801
16,000	Sampo Oyj	794,807
13,700	SCOR SE	440,712
167,764	Storebrand ASA[a]	932,115
34,000	Sun Hung Kai Properties, Ltd.	516,095
1,900	Swiss Life Holding AGa	439,372
8,700	Swiss Re AG	739,565
145,600	UnipolSai Assicurazioni SPA	440,760
182,840	United Overseas Bank, Ltd.	3,528,566
472,550	Wells Fargo & Company	24,052,795
150,080	Westpac Banking Corporation	4,772,547
18,500	Zurich Insurance Group AGa	5,374,432

	Total	284,767,971

Health Care (12.4%)
25,000	Actelion, Ltd.	3,002,649
62,000	Amgen, Inc.	7,898,180
143,710	Baxter International, Inc.	10,733,700
271,000	Cerner Corporation[a]	14,959,200
390,400	Gilead Sciences, Inc.[a]	35,741,120
218,436	GlaxoSmithKline plc	5,264,051
8,600	Grifols SA	388,185
37,800	H. Lundbeck AS	866,219
34,600	Hikma Pharmaceuticals plc	1,048,434
38,550	ICON plc[a]	1,996,890
433,100	Johnson & Johnson	43,348,979
22,000	Kaken Pharmaceutical Company, Ltd.	491,564
874,470	Merck & Company, Inc.	49,617,428
72,400	Novartis AG	6,298,702
914,000	Pfizer, Inc.	26,231,800
8,800	Teva Pharmaceutical Industries, Ltd.	471,204
124,309	Vertex Pharmaceuticals, Inc.[a]	11,052,313

	Total	219,410,618

Industrials (9.7%)
32,100	Actividades de Construccion y Servicios SA	1,403,701
6,100	Adecco SA	456,271
22,200	Aica Kogyo Company, Ltd.	478,572
311,499	Air New Zealand, Ltd.	522,153
35,314	Arcadis NV	1,103,752
63,800	BAE Systems plc	459,805
102,300	Berendsen plc	1,804,275
58,700	Bodycote plc	686,058
270,300	Boeing Company	32,565,744
2,600	Bucher Industries AG	781,643
78,300	Cardno, Ltd.[b]	453,557
199,000	Caterpillar, Inc.	20,049,250
87,300	Daifuku Company, Ltd.	1,202,937

Shares	Common Stock (93.9%)	Value

Industrials (9.7%) - continued
665,550	Delta Air Lines, Inc.	$24,931,503
54,200	Deutsche Lufthansa AG	956,091
9,900	DKSH Holding AG	714,379
109,000	Downer EDI, Ltd.	486,172
9,500	Duerr AG	723,666
22,100	Elbit Systems, Ltd.	1,384,891
127,661	Fluor Corporation	9,302,657
1,600	Georg Fischer AG	1,057,324
13,000	Go-Ahead Group plc	482,158
172,000	Hanwa Company, Ltd.	713,292
33,600	Hino Motors, Ltd.	464,655
15,900	Hoshizaki Electric Company, Ltd.	809,541
9,000	Implenia AG	530,344
68,000	Intrum Justitia AB	2,080,818
151,700	ITOCHU Corporation	1,931,557
10,400	Jardine Matheson Holdings, Ltd.	620,767
17,200	Kanamoto Company, Ltd.	718,995
49,000	Kinden Corporation	547,674
38,600	Komatsu, Ltd.	856,044
28,900	Legrand SA	1,602,309
32,500	Leighton Holdings, Ltd.	660,977
60,700	Mineral Resources, Ltd.[b]	616,361
160,500	Mitie Group plc	824,067
244,000	Mitsui Engineering & Shipbuilding Company, Ltd.	496,580
42,300	Monadelphous Group, Ltd.	622,517
68,000	NICHIAS Corporation[b]	438,632
33,100	Nitto Kogyo Corporation	692,193
117,531	Northgate plc	976,259
207,000	NTN Corporation	997,618
10,271	Randstad Holding NV	509,140
25,600	Safran SA	1,504,439
42,800	Seaspan Corporation[b]	975,412
38,700	Securitas AB	449,955
54,000	Seino Holdings Company, Ltd.	580,566
66,400	Seven Group Holdings, Ltd.	470,118
39,300	Siemens AG	4,853,389
21,800	Teleperformance SA	1,514,631
158,000	Toppan Printing Company, Ltd.	1,203,546
405,900	Union Pacific Corporation	39,904,029
20,900	WS Atkins plc	468,618

	Total	171,641,602

Information Technology (17.7%)
844,896	Apple, Inc.	80,746,711
36,400	Ascom Holding AG	532,703
668,129	Blinkx plc[a]	386,605
6,500	Cap Gemini SA	471,335
50,250	Check Point Software Technologies, Ltd.[a,b]	3,410,468
435,900	Cisco Systems, Inc.	10,997,757
38,609	Dialog Semiconductor plc[a]	1,174,209
48,500	Econocom Group	441,509
244,200	Electrocomponents plc	977,333
1,075,100	EMC Corporation	31,500,430
216,000	Facebook, Inc.[a]	15,692,400
107,200	FUJIFILM Holdings NPV	3,060,114
41,242	Google, Inc.[a]	23,573,927
40,992	Google, Inc., Class Aa	23,756,914
121,000	Hitachi Kokusai Electric, Inc.	1,622,689
26,800	Indra Sistemas SA	414,486
37,300	Infineon Technologies AG	410,990
22,000	Japan Aviation Electronics Industry, Ltd.	452,695
1,500	Keyence Corporation	653,467
53,300	Kulicke and Soffa Industries, Inc.[a]	725,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Large Cap Stock Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Common Stock (93.9%)	Value

Information Technology (17.7%) - continued
25,500	NEC Networks & System Integration Corporation	$624,601
419,200	NetApp, Inc.	16,281,728
12,300	NTT Data Corporation	468,411
33,050	NXP Semiconductors NVa	2,060,667
455,000	Oki Electric Industry Company, Ltd.	1,009,688
11,900	OMRON Corporation	527,798
65,000	Optimal Payments plc[a]	497,121
110,645	Pace plc	594,947
44,200	Playtech plc	456,896
364,900	QUALCOMM, Inc.	26,893,130
11,100	Rohm Company, Ltd.	625,767
250,000	Salesforce.com, Inc.[a]	13,562,500
62,900	Seiko Epson Corporation	2,692,491
12,397	Spectris plc	398,766
377,850	Symantec Corporation	8,939,931
39,650	TE Connectivity, Ltd.	2,453,938
303,200	Teradata Corporation[a]	12,782,912
23,100	ULVAC, Inc.[a]	459,730
198,000	VMware, Inc.[a]	19,673,280
66,700	VTech Holdings, Ltd.	825,353
20,700	Wincor Nixdorf AG	1,051,631

	Total	313,883,974

Materials (3.2%)
1,423,822	Arrium, Ltd.	1,069,841
14,200	BHP Billiton plc	484,392
314,600	Celanese Corporation	18,312,866
1,283,859	Centamin plc[a]	1,563,884
342,050	Dow Chemical Company	17,468,493
13,100	Holmen AB	441,177
90,900	Kazakhmys plc[a]	498,461
86,000	Kureha Corporation	458,682
25,800	Mondi plc	451,862
312,100	Nippon Light Metal Holdings Company, Ltd.	529,022
23,000	Nippon Paint Company, Ltd.	529,958
51,500	Nippon Paper Industries Company, Ltd.	900,413
325,000	Oji Holdings Corporation	1,308,035
188,700	Petra Diamonds, Ltd.[a]	636,529
17,500	Rio Tinto plc	1,000,199
21,300	Smurfit Kappa Group plc	462,235
48,400	Stora Enso Oyj	434,875
117,000	Sumitomo Metal Mining Company, Ltd.	1,949,132
279,000	Sumitomo Osaka Cement Company, Ltd.	1,002,965
257,000	Taiheiyo Cement Corporation	995,053
109,000	Toagosei Company, Ltd.	459,243
143,000	Tokuyama Corporation	489,727
417,000	Tosoh Corporation	1,829,658
81,500	UPM-Kymmene Oyj	1,328,330
45,100	Voestalpine AG	1,984,744

	Total	56,589,776

Telecommunications Services (1.0%)
1,211,800	Bezeq Israel Telecommunication Corporation, Ltd.	2,256,393
229,800	BT Group plc	1,504,483
74,200	Elisa Oyj	2,129,226
57,500	Freenet AG	1,517,221
20,200	KDDI Corporation	1,161,155

Shares	Common Stock (93.9%)	Value

Telecommunications Services (1.0%) - continued
61,400	Nippon Telegraph & Telephone Corporation	$4,077,224
175,000	Singapore Telecommunications, Ltd.	569,188
800	Swisscom AG	444,160
1,333,300	Telecom Italia SPA[a,b]	1,536,348
189,800	Telstra Corporation, Ltd.	962,495
652,018	Vodafone Group plc	2,171,289

	Total	18,329,182

Utilities (3.3%)
1,035,700	A2A SPA	1,181,845
87,800	Centrica plc	457,480
460,600	Electricidade de Portugal SA	2,157,024
28,400	Electricite de France	917,427
28,300	Endesa SA	1,090,282
587,600	Enel SPA	3,345,187
86,100	Fortum Oyj	2,213,605
34,400	Gas Natural SDG SA	1,056,860
661,830	NiSource, Inc.	24,937,754
462,750	PG&E Corporation	20,671,042
5,300	Red Electrica Corporacion SA	455,424

	Total	58,483,930

	Total Common Stock (cost $1,301,372,289)	1,667,706,223

Shares	Collateral Held for Securities Loaned (1.8%)	Value

31,923,066	Thrivent Cash Management Trust	31,923,066

	Total Collateral Held for Securities Loaned (cost $31,923,066)	31,923,066

Shares or Principal Amount	Short-Term Investments (6.0%)[c]	Value

	Federal Home Loan Bank Discount Notes
7,600,000	0.085%, 10/17/2014[d]	7,598,618
7,700,000	0.090%, 10/21/2014[d]	7,698,441
	Federal National Mortgage Association
195,000	0.090%, 10/15/2014	194,964
91,447,242	Thrivent Cash Management Trust 0.050%	91,447,242

	Total Short-Term Investments (at amortized cost)	106,939,265

	Total Investments (cost $1,440,234,620) 101.7%	$1,806,568,554

	Other Assets and Liabilities, Net (1.7%)	(29,769,771)

	Total Net Assets 100.0%	$1,776,798,783

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At July 31, 2014, $12,497,568 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Large Cap Stock Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$395,496,828
Gross unrealized depreciation	(29,162,894)

Net unrealized appreciation (depreciation)	$366,333,934

Cost for federal income tax purposes	$1,440,234,620

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	206,163,234	163,519,609	42,643,625	–
Consumer Staples	142,568,665	123,672,657	18,896,008	–
Energy	195,867,271	164,817,581	31,049,690	–
Financials	284,767,971	225,129,337	59,638,634	–
Health Care	219,410,618	201,579,610	17,831,008	–
Industrials	171,641,602	127,728,595	43,913,007	–
Information Technology	313,883,974	293,052,639	20,831,335	–
Materials	56,589,776	35,781,359	20,808,417	–
Telecommunications Services	18,329,182	–	18,329,182	–
Utilities	58,483,930	45,608,796	12,875,134	–
Collateral Held for Securities Loaned	31,923,066	31,923,066	–	–
Short-Term Investments	106,939,265	91,447,242	15,492,023	–
Total	$1,806,568,554	$1,504,260,491	$302,308,063	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,064,995	2,064,995	–	–

Total Asset Derivatives	$2,064,995	$2,064,995	$–	$–

Liability Derivatives
Futures Contracts	4,490,170	4,490,170	–	–

Total Liability Derivatives	$4,490,170	$4,490,170	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	1,403	September 2014	$60,989,829	$58,295,515	($2,694,314)
Mini MSCI EAFE Index Futures	887	September 2014	86,734,976	84,939,120	(1,795,856)
S&P 500 Index Mini-Futures	(879)	September 2014	(86,659,955)	(84,594,960)	2,064,995
Total Futures Contracts					($2,425,175)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Large Cap Stock Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Collateral Investment	$–	$304,827,398	$272,904,332	31,923,066	$31,923,066	$76,192
Cash Management Trust-Short Term Investment	104,494,057	213,033,822	226,080,637	91,447,242	91,447,242	39,880
Total Value and Income Earned	104,494,057				123,370,308	116,072

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

High Yield Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (5.6%)[a]	Value

Communications Services (2.8%)
	Birch Communication Inc., Term Loan
$3,670,000	7.750%, 7/17/2020	$3,596,600
	Cengage Learning Aquisitions, Term Loan
4,568,550	7.000%, 3/31/2020	4,589,474
	Clear Channel Communications, Inc., Term Loan
125,443	3.805%, 1/29/2016	124,077
7,202,962	6.905%, 1/30/2019	7,057,751
2,316,595	7.655%, 7/30/2019	2,307,189
	IMG Worldwide, Inc., Term Loan
2,750,000	8.250%, 5/6/2022	2,724,782
	McGraw-Hill Global Education, LLC, Term Loan
1,985,853	5.750%, 3/22/2019	2,001,164

	Total	22,401,037

Consumer Cyclical (0.6%)
	Amaya BV, Term Loan
2,305,000	0.000%, 6/12/2022[b,c]	2,322,288
	Mohegan Tribal Gaming Authority, Term Loan
2,278,550	5.500%, 11/19/2019	2,297,530

	Total	4,619,818

Consumer Non-Cyclical (0.9%)
	Albertsons, Inc., Term Loan
2,970,094	4.750%, 3/21/2019	2,968,252
	HCA, Inc., Term Loan
4,238,425	2.984%, 5/1/2018	4,230,203

	Total	7,198,455

Financials (0.6%)
	DJO Finance, LLC, Term Loan
2,904,752	4.250%, 9/15/2017	2,906,321
	Nuveen Investments, Inc., Term Loan
2,350,000	6.500%, 2/28/2019	2,349,013

	Total	5,255,334

Technology (0.7%)
	First Data Corporation, Term Loan
5,549,215	3.666%, 3/23/2018	5,496,054

	Total	5,496,054

	Total Bank Loans (cost $44,461,192)	44,970,698

Principal Amount	Long-Term Fixed Income (89.7%)	Value

Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,830,323	5.746%, 5/25/2036	1,375,778
1,600,000	6.011%, 5/25/2036	1,178,146

	Total	2,553,924

Basic Materials (7.7%)
	APERAM
2,355,000	7.750%, 4/1/2018[d]	2,478,638
	Bluescope Steel, Ltd.
1,410,000	7.125%, 5/1/2018[d]	1,498,125

Principal Amount	Long-Term Fixed Income (89.7%)	Value

Basic Materials (7.7%) - continued
	CONSOL Energy, Inc.
$2,430,000	8.250%, 4/1/2020	$2,587,950
	First Quantum Minerals, Ltd.
3,136,000	6.750%, 2/15/2020[e]	3,198,720
3,006,000	7.000%, 2/15/2021[e]	3,096,180
	FMG Resources Pty. Ltd.
1,410,000	6.000%, 4/1/2017[e,f]	1,434,675
1,835,000	6.875%, 2/1/2018[e,f]	1,903,812
4,700,000	8.250%, 11/1/2019[e,f]	5,040,750
	Graphic Packaging International, Inc.
1,400,000	7.875%, 10/1/2018	1,464,750
710,000	4.750%, 4/15/2021	711,775
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
5,630,000	8.875%, 2/1/2018	5,810,160
	INEOS Group Holdings SA
2,755,000	6.125%, 8/15/2018[e,f]	2,782,550
	Magnetation, LLC
3,280,000	11.000%, 5/15/2018[e]	3,558,800
	Midwest Vanadium, Pty. Ltd.
3,070,000	11.500%, 2/15/2018[d]	1,289,400
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	3,834,000
	Rayonier AM Products, Inc.
1,010,000	5.500%, 6/1/2024[e]	994,850
	Resolute Forest Products, Inc.
4,190,000	5.875%, 5/15/2023	3,980,500
	Ryerson, Inc.
1,900,000	9.000%, 10/15/2017	2,011,625
	Sappi Papier Holding GmbH
2,355,000	8.375%, 6/15/2019[e]	2,578,725
	Signode Industrial Group Lux SA
920,000	6.375%, 5/1/2022[e]	906,200
	Tembec Industries, Inc.
2,820,000	11.250%, 12/15/2018	3,024,450
	Trinseo Materials Operating SCA
2,664,000	8.750%, 2/1/2019	2,803,860
	Westmoreland Coal Company
3,325,000	10.750%, 2/1/2018	3,541,125
	Westmoreland Escrow Corporation
1,150,000	10.750%, 2/1/2018[e]	1,224,750

	Total	61,756,370

Capital Goods (8.2%)
	Abengoa Finance SAU
2,750,000	7.750%, 2/1/2020[e]	3,004,375
	Berry Plastics Corporation
2,290,000	5.500%, 5/15/2022	2,232,750
	Brand Energy & Infrastructure Services, Inc.
1,830,000	8.500%, 12/1/2021[e]	1,884,900
	Case New Holland, Inc.
2,210,000	7.875%, 12/1/2017	2,522,162
	Cemex Finance, LLC
3,205,000	9.375%, 10/12/2017[e]	3,653,700
230,000	6.000%, 4/1/2024[e]	230,000
	Cemex SAB de CV
3,220,000	4.984%, 10/15/2018[e,f,g]	3,438,960
	CNH Capital, LLC
1,850,000	3.625%, 4/15/2018	1,845,375
	CTP Transportation Products, LLC
2,755,000	8.250%, 12/15/2019[e]	2,975,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

High Yield Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.7%)	Value

Capital Goods (8.2%) - continued
	Manitowoc Company, Inc.
$4,270,000	8.500%, 11/1/2020	$4,675,650
	Milacron, LLC
2,360,000	7.750%, 2/15/2021[e]	2,542,900
	Nortek, Inc.
2,750,000	10.000%, 12/1/2018	2,915,000
3,360,000	8.500%, 4/15/2021	3,645,600
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,454,200
	Reynolds Group Issuer, Inc.
1,420,000	9.000%, 4/15/2019	1,480,350
1,840,000	9.875%, 8/15/2019	1,982,600
1,900,000	5.750%, 10/15/2020	1,938,000
2,370,000	8.250%, 2/15/2021[f]	2,512,200
	RSC Equipment Rental, Inc.
2,780,000	8.250%, 2/1/2021	3,033,675
	Safeway Group Holding, LLC
2,825,000	7.000%, 5/15/2018[e]	2,959,188
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020	3,600,600
	Tekni-Plex, Inc.
2,056,000	9.750%, 6/1/2019[e]	2,246,180
	United Rentals North America, Inc.
930,000	7.375%, 5/15/2020	997,425
1,375,000	6.125%, 6/15/2023	1,422,266
	UR Financing Escrow Corporation
3,750,000	7.625%, 4/15/2022	4,134,375

	Total	65,327,831

Communications Services (18.0%)
	Alliance Data Systems Corporation
2,300,000	5.375%, 8/1/2022[e]	2,277,000
	Altice Financing SA
920,000	6.500%, 1/15/2022[e]	945,300
	Altice Finco SA
950,000	9.875%, 12/15/2020[e]	1,073,500
460,000	8.125%, 1/15/2024[e]	488,750
	Altice SA
2,750,000	7.750%, 5/15/2022[e]	2,811,875
	AMC Networks, Inc.
4,190,000	7.750%, 7/15/2021	4,588,050
	B Communications, Ltd.
2,290,000	7.375%, 2/15/2021[e]	2,435,988
	CCO Holdings, LLC
1,390,000	7.000%, 1/15/2019	1,449,075
700,000	7.375%, 6/1/2020	747,250
1,835,000	5.250%, 3/15/2021	1,825,825
1,835,000	5.250%, 9/30/2022	1,798,300
	CenturyLink, Inc.
1,210,000	6.450%, 6/15/2021	1,300,750
	Cequel Communications Escrow 1, LLC
3,180,000	6.375%, 9/15/2020[e]	3,275,400
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,250,000
	Columbus International, Inc.
4,435,000	7.375%, 3/30/2021[e]	4,678,925
	CSC Holdings, LLC
1,830,000	5.250%, 6/1/2024[e]	1,752,225
	Digicel, Ltd.
3,790,000	8.250%, 9/1/2017[e]	3,875,275
1,470,000	7.000%, 2/15/2020[e]	1,558,200
2,780,000	6.000%, 4/15/2021[e]	2,828,650

Principal Amount	Long-Term Fixed Income (89.7%)	Value

Communications Services (18.0%) - continued
	DISH DBS Corporation
$2,355,000	5.125%, 5/1/2020	$2,402,100
2,290,000	5.000%, 3/15/2023	2,244,200
	Eileme 2 AB
3,740,000	11.625%, 1/31/2020[d]	4,389,825
	Frontier Communications Corporation
2,745,000	8.125%, 10/1/2018	3,143,025
	Gray Television, Inc.
2,290,000	7.500%, 10/1/2020	2,395,912
	Hughes Satellite Systems Corporation
4,400,000	6.500%, 6/15/2019	4,856,500
	Intelsat Jackson Holdings SA
6,530,000	7.250%, 10/15/2020	6,889,150
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022[c,e]	2,943,750
	Level 3 Financing, Inc.
3,700,000	8.625%, 7/15/2020	4,023,750
1,380,000	6.125%, 1/15/2021[e]	1,428,300
	McGraw-Hill Global Education Holdings, LLC
4,705,000	9.750%, 4/1/2021	5,246,075
	MDC Partners, Inc.
3,270,000	6.750%, 4/1/2020[e]	3,400,800
	Nielsen Finance, LLC
1,150,000	5.000%, 4/15/2022[e]	1,132,750
	Numericable Group SA
3,910,000	6.000%, 5/15/2022[e]	3,929,550
2,290,000	6.250%, 5/15/2024[e]	2,301,450
	Sprint Communications, Inc.
7,120,000	9.000%, 11/15/2018[e]	8,348,200
2,530,000	7.000%, 3/1/2020[e]	2,846,250
	Sprint Corporation
2,740,000	7.125%, 6/15/2024[e]	2,794,800
	T-Mobile USA, Inc.
3,210,000	6.542%, 4/28/2020	3,354,450
690,000	6.633%, 4/28/2021	724,500
920,000	6.125%, 1/15/2022	946,450
690,000	6.731%, 4/28/2022	722,775
920,000	6.500%, 1/15/2024[f]	959,100
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[e]	4,673,250
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[e]	2,923,257
	UPCB Finance V, Ltd.
1,400,000	7.250%, 11/15/2021[e]	1,519,000
	Verizon Communications, Inc.
1,440,000	5.150%, 9/15/2023	1,593,613
	WideOpenWest Finance, LLC
920,000	10.250%, 7/15/2019[e]	1,020,050
4,880,000	10.250%, 7/15/2019	5,410,700
	Wind Acquisition Finance SA
3,940,000	4.750%, 7/15/2020[e]	3,851,350
4,800,000	7.375%, 4/23/2021[e]	5,004,000
	Windstream Corporation
1,830,000	7.750%, 10/1/2021	1,974,113

	Total	144,353,333

Consumer Cyclical (13.5%)
	AMC Entertainment, Inc.
2,290,000	5.875%, 2/15/2022	2,324,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

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Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.7%)	Value

Consumer Cyclical (13.5%) - continued
	Beazer Homes USA, Inc.
$2,290,000	5.750%, 6/15/2019[e,f]	$2,249,925
	Best Buy Company, Inc.
2,360,000	5.000%, 8/1/2018	2,410,150
	Brookfield Residential Properties, Inc.
2,370,000	6.500%, 12/15/2020[e]	2,485,537
1,760,000	6.125%, 7/1/2022[e]	1,804,000
	Choice Hotels International, Inc.
5,721,000	5.750%, 7/1/2022	6,178,680
	Chrysler Group, LLC
2,230,000	8.000%, 6/15/2019	2,374,950
1,900,000	8.250%, 6/15/2021	2,090,000
	Churchill Downs, Inc.
1,830,000	5.375%, 12/15/2021[e]	1,853,735
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,110,388
	CST Brands, Inc.
1,890,000	5.000%, 5/1/2023	1,866,375
	Drawbridge Special Opportunities Fund, LP
3,215,000	5.000%, 8/1/2021[e]	3,206,963
	Eldorado Resorts, LLC
5,135,000	8.625%, 6/15/2019[d]	5,455,937
	General Motors Financial Company, Inc.
2,600,000	4.750%, 8/15/2017	2,726,750
1,190,000	6.750%, 6/1/2018	1,344,700
	GLP Capital, LP
2,755,000	5.375%, 11/1/2023[e]	2,808,378
	Hilton Worldwide Finance, LLC
2,420,000	5.625%, 10/15/2021[e]	2,534,950
	Jaguar Land Rover Automotive plc
2,110,000	4.125%, 12/15/2018[e]	2,131,100
950,000	5.625%, 2/1/2023[e]	992,750
	KB Home
930,000	7.250%, 6/15/2018	1,023,000
920,000	4.750%, 5/15/2019	908,500
1,750,000	8.000%, 3/15/2020	1,981,875
1,420,000	7.500%, 9/15/2022	1,551,350
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,594,450
1,640,000	5.625%, 2/15/2022	1,722,000
	Lear Corporation
2,340,000	4.750%, 1/15/2023	2,303,438
	LKQ Corporation
2,590,000	4.750%, 5/15/2023	2,499,350
	Mohegan Tribal Gaming Authority
4,180,000	9.750%, 9/1/2021[f]	4,514,400
	Neiman Marcus Group, Ltd., LLC
2,760,000	8.000%, 10/15/2021[e]	2,911,800
1,840,000	8.750%, 10/15/2021[e,f]	1,964,200
	New Cotai, LLC
4,356,682	10.625%, 5/1/2019[e]	4,966,617
	Rite Aid Corporation
2,835,000	6.750%, 6/15/2021[f]	2,948,400
	Scientific Games International, Inc.
3,895,000	6.625%, 5/15/2021[e]	3,700,250
	Seminole Indian Tribe of Florida
3,775,000	7.804%, 10/1/2020[d]	4,190,250
	Seven Seas Cruises S de RL, LLC
4,730,000	9.125%, 5/15/2019[e]	5,108,400

Principal Amount	Long-Term Fixed Income (89.7%)	Value

Consumer Cyclical (13.5%) - continued
	Studio City Finance, Ltd.
$4,760,000	8.500%, 12/1/2020[e]	$5,224,100
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015[d]	2,538,000
	West Corporation
3,210,000	5.375%, 7/15/2022[e]	3,113,700
	WMG Acquisition Corporation
2,065,000	6.750%, 4/15/2022[e]	2,008,213

	Total	107,721,911

Consumer Non-Cyclical (9.2%)
	Aviv Healthcare Properties, LP
2,760,000	6.000%, 10/15/2021	2,898,000
	B&G Foods, Inc.
3,300,000	4.625%, 6/1/2021	3,217,500
	Biomet, Inc.
2,725,000	6.500%, 8/1/2020	2,939,321
	Cott Beverages, Inc.
2,595,000	5.375%, 7/1/2022[e]	2,562,563
	Envision Healthcare Corporation
3,205,000	5.125%, 7/1/2022[e]	3,164,938
	Fresenius Medical Care US Finance, Inc.
2,340,000	6.500%, 9/15/2018[e]	2,597,400
1,850,000	5.750%, 2/15/2021[e]	1,993,375
	Grifols Worldwide Operations, Ltd.
2,290,000	5.250%, 4/1/2022[e]	2,298,588
	HCA, Inc.
550,000	3.750%, 3/15/2019	545,875
2,355,000	6.500%, 2/15/2020	2,558,119
4,190,000	5.875%, 3/15/2022	4,462,350
1,640,000	4.750%, 5/1/2023	1,619,500
	JBS Finance II, Ltd.
3,950,000	8.250%, 1/29/2018[d]	4,167,250
	JBS USA, LLC
2,750,000	5.875%, 7/15/2024[e]	2,715,625
	MPH Acquisition Holdings, LLC
3,205,000	6.625%, 4/1/2022[e]	3,285,125
	Ortho-Clinical Diagnostics, Inc.
3,900,000	6.625%, 5/15/2022[e]	3,724,500
	Prestige Brands, Inc.
920,000	5.375%, 12/15/2021[e]	920,000
	Revlon Consumer Products Corporation
4,240,000	5.750%, 2/15/2021	4,303,600
	Spectrum Brands Escrow Corporation
1,930,000	6.375%, 11/15/2020	2,031,325
1,820,000	6.625%, 11/15/2022	1,929,200
	Teleflex, Inc.
1,565,000	6.875%, 6/1/2019	1,654,987
2,225,000	5.250%, 6/15/2024[e]	2,258,375
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020	2,873,750
3,665,000	8.125%, 4/1/2022	4,095,637
	TreeHouse Foods, Inc.
1,835,000	4.875%, 3/15/2022[f]	1,830,412
	Valeant Pharmaceuticals International
2,400,000	7.250%, 7/15/2022[e]	2,544,000
	Valeant Pharmaceuticals International, Inc.
480,000	5.625%, 12/1/2021[e]	477,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

High Yield Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.7%)	Value

Consumer Non-Cyclical (9.2%) - continued
	Visant Corporation
$2,300,000	10.000%, 10/1/2017	$2,231,000
	VPII Escrow Corporation
1,650,000	7.500%, 7/15/2021[e]	1,782,000

	Total	73,681,915

Energy (12.6%)
	Bonanza Creek Energy, Inc.
4,415,000	6.750%, 4/15/2021	4,591,600
	Calumet Specialty Products Partners, LP
3,440,000	6.500%, 4/15/2021[e]	3,508,800
	Chaparral Energy, Inc.
3,850,000	7.625%, 11/15/2022	4,032,875
	Concho Resources, Inc.
4,260,000	6.500%, 1/15/2022	4,536,900
	Diamondback Energy, Inc.
2,510,000	7.625%, 10/1/2021[e]	2,723,350
	Energy XXI Gulf Coast, Inc.
1,830,000	7.750%, 6/15/2019	1,903,200
1,140,000	6.875%, 3/15/2024[e]	1,134,300
	Exterran Partners, LP
3,720,000	6.000%, 4/1/2021	3,720,000
	Harvest Operations Corporation
2,750,000	6.875%, 10/1/2017	2,963,125
	Hornbeck Offshore Services, Inc.
1,410,000	5.000%, 3/1/2021	1,381,800
	Jones Energy Holdings, LLC
1,830,000	6.750%, 4/1/2022[e]	1,903,200
	Kodiak Oil & Gas Corporation
2,820,000	5.500%, 1/15/2021[f]	2,961,000
1,420,000	5.500%, 2/1/2022	1,498,100
	Laredo Petroleum, Inc.
3,670,000	5.625%, 1/15/2022	3,734,225
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	1,848,437
1,930,000	7.750%, 2/1/2021	2,021,675
	Markwest Energy Partners, LP
1,521,000	6.250%, 6/15/2022	1,616,063
	MEG Energy Corporation
945,000	6.500%, 3/15/2021[e]	970,988
2,840,000	6.375%, 1/30/2023[e]	2,918,100
1,200,000	7.000%, 3/31/2024[e]	1,269,000
	Memorial Production Partners, LP
2,830,000	7.625%, 5/1/2021	2,907,825
1,840,000	6.875%, 8/1/2022[e]	1,784,800
	Northern Oil and Gas, Inc.
3,535,000	8.000%, 6/1/2020	3,729,425
	Northern Tier Energy, LLC
2,980,000	7.125%, 11/15/2020	3,173,700
	Oasis Petroleum, Inc.
2,430,000	7.250%, 2/1/2019	2,539,350
1,410,000	6.500%, 11/1/2021	1,494,600
1,000,000	6.875%, 3/15/2022[e]	1,082,500
	Offshore Group Investment, Ltd.
3,770,000	7.125%, 4/1/2023	3,722,875
	Pacific Drilling V, Ltd.
3,190,000	7.250%, 12/1/2017[e]	3,341,525
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	2,299,000
940,000	6.500%, 12/15/2021	998,750
1,150,000	5.250%, 11/15/2024[e]	1,127,000
	Range Resources Corporation
3,760,000	5.000%, 3/15/2023	3,863,400

Principal Amount	Long-Term Fixed Income (89.7%)	Value

Energy (12.6%) - continued
	Rice Energy, Inc.
$3,895,000	6.250%, 5/1/2022[e]	$3,856,050
	Rosetta Resources, Inc.
3,210,000	5.875%, 6/1/2024	3,274,200
	Sabine Pass Liquefaction, LLC
2,750,000	5.750%, 5/15/2024[e]	2,791,250
	Samson Investment Company
3,440,000	10.750%, 2/15/2020[e]	3,483,000
	United Refining Company
2,789,000	10.500%, 2/28/2018	3,019,092
	Western Refining, Inc.
940,000	6.250%, 4/1/2021	963,500

	Total	100,688,580

Financials (6.7%)
	Ally Financial, Inc.
2,910,000	7.500%, 9/15/2020	3,353,775
	Aviv Healthcare Properties, LP
4,730,000	7.750%, 2/15/2019	4,966,500
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 12/31/2049[e,h]	975,125
	BBVA International Preferred SA Unipersonal
1,415,000	5.919%, 12/29/2049[h]	1,471,600
	CIT Group, Inc.
3,205,000	3.875%, 2/19/2019	3,188,975
	CyrusOne, LP
3,460,000	6.375%, 11/15/2022	3,650,300
	DDR Corporation
720,000	4.625%, 7/15/2022	766,439
	Denali Borrower, LLC
4,890,000	5.625%, 10/15/2020[e]	5,036,700
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,528,509
	Icahn Enterprises, LP
3,500,000	4.875%, 3/15/2019	3,517,500
6,965,000	6.000%, 8/1/2020	7,261,013
2,760,000	5.875%, 2/1/2022	2,813,475
	ILFC E-Capital Trust II
1,605,000	6.250%, 12/21/2065[e,g]	1,598,981
	International Lease Finance Corporation
1,400,000	8.875%, 9/1/2017	1,610,000
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020[d]	2,461,625
	Lloyds Banking Group plc
920,000	6.657%, 1/29/2049[e,h]	1,014,300
	Royal Bank of Scotland Group plc
1,885,000	7.640%, 3/29/2049[h]	2,002,812
	Speedy Cash Intermediate Holdings Corporation
1,830,000	10.750%, 5/15/2018[e]	1,843,725
	TMX Finance, LLC
1,415,000	8.500%, 9/15/2018[e]	1,501,669
	XL Group plc
1,500,000	6.500%, 12/31/2049[h]	1,470,000

	Total	54,033,023

Technology (4.5%)
	Alliance Data Systems Corporation
3,810,000	5.250%, 12/1/2017[e]	3,943,350
	Amkor Technology, Inc.
2,870,000	6.625%, 6/1/2021[f]	2,991,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

High Yield Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.7%)	Value

Technology (4.5%) - continued
	BMC Software Finance, Inc.
$1,375,000	8.125%, 7/15/2021[e]	$1,368,125
	Boxer Parent Company, Inc.
1,370,000	9.000%, 10/15/2019[e]	1,274,100
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023	3,273,600
	First Data Corporation
500,000	7.375%, 6/15/2019[e]	525,000
1,629,000	12.625%, 1/15/2021	1,940,546
1,788,000	11.750%, 8/15/2021	2,087,490
	Flextronics International, Ltd.
2,000,000	4.625%, 2/15/2020	2,025,000
	Freescale Semiconductor, Inc.
1,890,000	8.050%, 2/1/2020[f]	2,008,125
2,089,000	10.750%, 8/1/2020	2,318,790
	Infor US, Inc.
2,910,000	9.375%, 4/1/2019	3,179,175
	Micron Technology, Inc.
1,375,000	5.875%, 2/15/2022[e]	1,443,750
	NXP BV/NXP Funding, LLC
3,285,000	5.750%, 3/15/2023[e]	3,391,763
	Sensata Technologies BV
4,130,000	4.875%, 10/15/2023[e]	4,088,700

	Total	35,859,489

Transportation (4.8%)
	Algeco Scotsman Global Finance plc
3,320,000	8.500%, 10/15/2018[e,f]	3,403,000
	American Airlines Pass Through Trust
3,542,033	5.600%, 7/15/2020[e]	3,719,134
	Avis Budget Car Rental, LLC
3,100,000	5.125%, 6/1/2022[e]	3,007,000
3,150,000	5.500%, 4/1/2023	3,150,000
	Continental Airlines, Inc.
1,440,000	6.125%, 4/29/2018	1,521,072
	Delta Air Lines Pass Through Trust
2,390,578	6.875%, 5/7/2019[e]	2,671,471
	Eletson Holdings, Inc.
1,830,000	9.625%, 1/15/2022[d]	1,926,075
	HDTFS, Inc.
710,000	6.250%, 10/15/2022[f]	734,850
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,903,850
	Navios Maritime Holdings, Inc.
2,030,000	8.125%, 2/15/2019[f]	2,075,675
1,605,000	8.125%, 11/15/2021[e]	1,625,063
	Navios South American Logistics, Inc.
1,600,000	7.250%, 5/1/2022[e]	1,632,000
	Teekay Offshore Partners, LP
3,210,000	6.000%, 7/30/2019	3,185,925
	Ultrapetrol Bahamas, Ltd.
3,280,000	8.875%, 6/15/2021	3,517,800
	United Airlines Pass Through Trust
1,440,000	5.375%, 8/15/2021	1,501,200
	US Airways Group, Inc.
2,400,000	6.125%, 6/1/2018	2,526,000

	Total	38,100,115

Utilities (4.2%)
	Access Midstream Partners, LP
1,280,000	4.875%, 5/15/2023	1,318,400

Principal Amount	Long-Term Fixed Income (89.7%)	Value

Utilities (4.2%) - continued
	AES Corporation
$2,350,000	7.375%, 7/1/2021	$2,679,000
	Atlas Pipeline Partners, LP
3,770,000	4.750%, 11/15/2021	3,562,650
	Calpine Corporation
4,130,000	5.375%, 1/15/2023	4,047,400
	Chesapeake Midstream Partners, LP
810,000	6.125%, 7/15/2022	865,687
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,568,000
1,650,000	6.375%, 10/1/2022	1,753,125
	Crestwood Midstream Partners, LP
2,065,000	6.125%, 3/1/2022[e]	2,132,113
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[e,h]	2,540,325
	Energy Future Intermediate Holding Company, LLC
2,360,000	12.250%, 3/1/2022[e]	2,832,000
	Holly Energy Partners, LP
820,000	6.500%, 3/1/2020	856,900
	Regency Energy Partners, LP
3,950,000	5.500%, 4/15/2023	3,989,500
	Targa Resources Partners, LP
4,280,000	5.250%, 5/1/2023	4,344,200

	Total	33,489,300

	Total Long-Term Fixed Income (cost $694,997,144)	717,565,791

Shares	Preferred Stock (1.0%)	Value

Financials (1.0%)
36,650	CHS, Inc., 7.100%[h]	991,016
52,669	Citigroup, Inc., 6.875%[h]	1,415,216
48,000	Discover Financial Services, 6.500%[h]	1,220,160
74,979	Goldman Sachs Group, Inc., 5.500%[h]	1,796,497
16,984	Morgan Stanley[h]	451,944
17,280	PNC Financial Services Group, Inc., 6.125%[h]	470,534
1,440	Wells Fargo & Company, Convertible, 7.500%[h]	1,742,400

	Total	8,087,767

	Total Preferred Stock (cost $8,214,056)	8,087,767

Shares	Common Stock (0.1%)	Value

Consumer Discretionary (<0.1%)
153	Lear Corporation, Warrants, $0.01, expires 11/9/2014[i]	28,306
36,330	TVMAX Holdings, Inc.[i,j]	4

	Total	28,310

Financials (0.1%)
10	New Cotai, LLC[i,j]	387,447

	Total	387,447

	Total Common Stock (cost $2,569,892)	415,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

High Yield Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Collateral Held for Securities Loaned (4.8%)	Value

38,220,124	Thrivent Cash Management Trust	$38,220,124

	Total Collateral Held for Securities Loaned (cost $38,220,124)	38,220,124

Shares or Principal Amount	Short-Term Investments (2.1%)[k]	Value

	Federal Home Loan Bank Discount Notes
500,000	0.090%, 8/20/2014[l]	499,976
16,086,983	Thrivent Cash Management Trust 0.050%	16,086,983

	Total Short-Term Investments (at amortized cost)	16,586,959

	Total Investments (cost $805,049,367) 103.3%	$825,847,096

	Other Assets and Liabilities, Net (3.3%)	(26,362,715)

	Total Net Assets 100.0%	$799,484,381

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of July 31, 2014.

Security	Acquisition Date	Cost
APERAM, 4/1/2018	3/25/2011	$2,345,965
Bluescope Steel, Ltd., 5/1/2018	4/11/2013	1,410,000
Eileme 2 AB, 1/31/2020	1/19/2012	3,668,940
Eldorado Resorts, LLC, 6/15/2019	5/19/2011	5,117,196
Eletson Holdings, Inc., 1/15/2022	12/12/2013	1,804,691
JBS Finance II, Ltd., 1/29/2018	7/22/2010	3,896,043
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,350,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	2,908,916
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	3,534,487
Tunica-Biloxi Gaming Authority, 11/15/2015	11/8/2005	4,223,171

e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2014, the value of these investments was $288,623,424 or 36.1% of total net assets.
f	All or a portion of the security is on loan.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	Security is fair valued.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At July 31, 2014, $399,981 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$30,368,256
Gross unrealized depreciation	(9,570,527)

Net unrealized appreciation (depreciation)	$20,797,729

Cost for federal income tax purposes	$805,049,367

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

High Yield Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	22,401,037	–	22,401,037	–
Consumer Cyclical	4,619,818	–	4,619,818	–
Consumer Non-Cyclical	7,198,455	–	7,198,455	–
Financials	5,255,334	–	5,255,334	–
Technology	5,496,054	–	5,496,054	–
Long-Term Fixed Income
Asset-Backed Securities	2,553,924	–	2,553,924	–
Basic Materials	61,756,370	–	61,756,370	–
Capital Goods	65,327,831	–	65,327,831	–
Communications Services	144,353,333	–	144,353,333	–
Consumer Cyclical	107,721,911	–	107,721,911	–
Consumer Non-Cyclical	73,681,915	–	73,681,915	–
Energy	100,688,580	–	100,688,580	–
Financials	54,033,023	–	54,033,023	–
Technology	35,859,489	–	35,859,489	–
Transportation	38,100,115	–	38,100,115	–
Utilities	33,489,300	–	33,489,300	–
Preferred Stock
Financials	8,087,767	8,087,767	–	–
Common Stock
Consumer Discretionary	28,310	28,306	–	4
Financials	387,447	–	–	387,447
Collateral Held for Securities Loaned	38,220,124	38,220,124	–	–
Short-Term Investments	16,586,959	16,086,983	499,976	–
Total	$825,847,096	$62,423,180	$763,036,465	$387,451

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	50,150	50,150	–	–
Total Asset Derivatives	$50,150	$50,150	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	(85)	September 2014	($8,230,550)	($8,180,400)	$50,150
Total Futures Contracts					$50,150

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust-Collateral Investment	$46,006,909	$124,735,275	$132,522,060	38,220,124	$38,220,124	$95,692
Cash Management Trust-Short Term Investment	16,048,038	161,735,633	161,696,688	16,086,983	16,086,983	9,826
Total Value and Income Earned	62,054,947				54,307,107	105,518

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Income Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Basic Materials (0.4%)
	Arch Coal, Inc., Term Loan
$877,119	6.250%, 5/16/2018	$858,638
	Fortescue Metals Group, Ltd., Term Loan
1,326,476	3.750%, 6/30/2019	1,318,186
	Ineos Group Holdings, Ltd., Term Loan
875,682	3.750%, 5/4/2018	869,359

	Total	3,046,183

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
886,500	3.750%, 10/9/2019	880,099
	Berry Plastics Group, Inc., Term Loan
888,750	3.500%, 2/8/2020	877,383

	Total	1,757,482

Communications Services (1.4%)
	Charter Communications Operating, LLC, Term Loan
534,600	3.000%, 1/3/2021	522,497
	Clear Channel Communications, Inc., Term Loan
11,705	3.805%, 1/29/2016	11,578
672,127	6.905%, 1/30/2019	658,577
216,167	7.655%, 7/30/2019	215,290
	Cumulus Media Holdings, Inc., Term Loan
811,452	4.250%, 12/23/2020	810,729
	Hargray Communications Group, Inc., Term Loan
910,800	4.750%, 6/26/2019	912,394
	Intelsat Jackson Holdings SA, Term Loan
1,051,101	3.750%, 6/30/2019	1,046,971
	Level 3 Communications, Inc., Term Loan
900,000	4.000%, 1/15/2020	896,436
	McGraw-Hill Global Education, LLC, Term Loan
380,270	5.750%, 3/22/2019	383,202
	NEP/NCP Holdco, Inc., Term Loan
888,773	4.250%, 1/22/2020	886,551
	TNS, Inc., Term Loan
832,977	5.000%, 2/14/2020	832,977
	Univision Communications, Inc., Term Loan
923,947	4.000%, 3/1/2020	917,784
	Virgin Media Investment Holdings, Ltd., Term Loan
900,000	3.500%, 6/7/2020	891,972
	Visant Corporation, Term Loan
689,445	5.250%, 12/22/2016	686,859
	WideOpenWest Finance, LLC, Term Loan
888,750	4.750%, 4/1/2019	889,861
	Yankee Cable Acquisition, LLC, Term Loan
868,860	4.250%, 3/1/2020	871,214

Principal Amount	Bank Loans (4.3%)[a]	Value
Communications Services (1.4%) - continued
	Zayo Group, LLC, Term Loan
$886,439	4.000%, 7/2/2019	$879,241

	Total	12,314,133

Consumer Cyclical (0.6%)
	Bally Technologies, Inc., Term Loan
358,878	4.250%, 11/25/2020	358,540
	Burlington Coat Factory Warehouse Corporation, Term Loan
777,650	4.250%, 2/23/2017	773,435
	Caesars Entertainment Resot Properties, LLC, Term Loan
1,084,550	7.000%, 10/11/2020	1,084,398
	Chrysler Group, LLC, Term Loan
908,295	3.500%, 5/24/2017	904,889
	MGM Resorts International, Term Loan
531,900	3.500%, 12/20/2019	527,624
	ROC Finance, LLC, Term Loan
893,250	5.000%, 6/20/2019	870,919
	Toys R Us, Inc., Term Loan
824,068	5.250%, 5/25/2018	679,510

	Total	5,199,315

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
1,010,129	4.750%, 3/21/2019	1,009,504
	Biomet, Inc., Term Loan
790,192	3.663%, 7/25/2017	788,659
	CHS/Community Health Systems, Inc., Term Loan
244,316	3.478%, 1/25/2017	244,316
651,184	4.250%, 1/27/2021	651,835
	Roundy’s Supermarkets, Inc., Term Loan
756,857	5.750%, 3/3/2021	751,415
	Van Wagner Communications, LLC, Term Loan
562,725	6.250%, 8/3/2018	566,478

	Total	4,012,207

Energy (0.1%)
	McJunkin Red Man Corporation, Term Loan
357,300	5.000%, 11/8/2019	357,300
	Offshore Group Investment, Ltd., Term Loan
444,375	5.750%, 3/28/2019	442,015

	Total	799,315

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
886,500	4.000%, 10/12/2019	883,548

	Total	883,548

Technology (0.4%)
	BMC Software, Inc., Term Loan
873,853	5.000%, 9/10/2020	867,299
	First Data Corporation, Term Loan
900,000	3.666%, 3/23/2018	891,378

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Income Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value

Technology (0.4%) - continued
	Freescale Semiconductor, Inc., Term Loan
$888,784	4.250%, 2/28/2020	$883,602
	Infor US, Inc., Term Loan
552,282	3.750%, 6/3/2020	546,527
	SunGard Data Systems, Inc., Term Loan
226,639	4.000%, 3/8/2020	226,708
	Syniverse Holdings, Inc., Term Loan
345,537	4.000%, 4/23/2019	343,523

	Total	3,759,037

Transportation (0.3%)
	American Airlines, Inc., Term Loan
910,800	3.750%, 6/27/2019	910,235
	Delta Air Lines, Inc., Term Loan
1,364,305	3.250%, 4/20/2017	1,361,236

	Total	2,271,471

Utilities (0.3%)
	Calpine Corporation, Term Loan
698,286	4.000%, 4/1/2018	698,781
687,750	4.000%, 10/9/2019	687,750
	NGPL PipeCo, LLC, Term Loan
802,439	6.750%, 9/15/2017	798,427

	Total	2,184,958

	Total Bank Loans (cost $36,372,145)	36,227,649

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Asset-Backed Securities (1.2%)
	First Horizon ABS Trust
712,013	0.315%, 10/25/2034[b,c]	612,988
	GMAC Mortgage Corporation Loan Trust
1,936,903	0.335%, 8/25/2035[b,c]	1,691,232
2,161,990	0.335%, 12/25/2036[b,c]	1,874,106
	IndyMac Seconds Asset-Backed Trust
1,172,657	0.495%, 10/25/2036[b,c]	698,574
	Renaissance Home Equity Loan Trust
1,601,532	5.746%, 5/25/2036	1,203,806
1,400,000	6.011%, 5/25/2036	1,030,878
	Vericrest Opportunity Loan Transferee
1,672,478	3.625%, 10/27/2053[d]	1,684,086
1,637,518	3.625%, 11/25/2053[e]	1,644,216

	Total	10,439,886

Basic Materials (4.9%)
	Anglo American Capital plc
1,090,000	4.125%, 4/15/2021[d]	1,112,692
	ArcelorMittal
2,250,000	5.750%, 8/5/2020	2,340,000
	Barrick Gold Corporation
1,080,000	3.850%, 4/1/2022	1,075,279
1,090,000	4.100%, 5/1/2023	1,077,638
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,549,712

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Basic Materials (4.9%) - continued
	First Quantum Minerals, Ltd.
$610,000	6.750%, 2/15/2020[d]	$622,200
610,000	7.000%, 2/15/2021[d]	628,300
	Freeport-McMoRan, Inc.
2,530,000	3.550%, 3/1/2022	2,495,051
1,825,000	3.875%, 3/15/2023	1,807,013
	Georgia-Pacific, LLC
1,310,000	5.400%, 11/1/2020[d]	1,498,814
1,100,000	3.734%, 7/15/2023[d]	1,125,893
	Glencore Funding, LLC
1,820,000	4.125%, 5/30/2023[d]	1,815,778
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,100,000	8.875%, 2/1/2018	1,135,200
	International Paper Company
1,810,000	4.800%, 6/15/2044	1,792,284
	Kinross Gold Corporation
720,000	5.950%, 3/15/2024[d]	734,159
	LYB International Finance BV
1,445,000	4.000%, 7/15/2023	1,505,014
720,000	4.875%, 3/15/2044	752,759
	LyondellBasell Industries NV
1,830,000	6.000%, 11/15/2021	2,168,574
	Monsanto Company
1,080,000	4.400%, 7/15/2044	1,077,791
	Mosaic Company
1,230,000	4.250%, 11/15/2023	1,288,962
910,000	5.450%, 11/15/2033	1,015,936
	Rio Tinto Finance USA, Ltd.
1,965,000	6.500%, 7/15/2018	2,299,032
	Sappi Papier Holding GmbH
1,090,000	6.625%, 4/15/2021[d]	1,152,675
	Teck Resources, Ltd.
2,130,000	3.750%, 2/1/2023	2,050,928
	Trinseo Materials Operating SCA
981,000	8.750%, 2/1/2019	1,032,502
	Vale Overseas, Ltd.
1,100,000	4.625%, 9/15/2020	1,173,733
	Vale SA
1,070,000	5.625%, 9/11/2042	1,050,665
	Weyerhaeuser Company
735,000	4.625%, 9/15/2023	788,856
1,430,000	7.375%, 3/15/2032	1,932,175
	Xstrata Finance Canada, Ltd.
1,440,000	4.250%, 10/25/2022[d]	1,464,330

	Total	41,563,945

Capital Goods (1.5%)
	BAE Systems plc
2,120,000	4.750%, 10/11/2021[d]	2,294,487
	CNH Capital, LLC
250,000	6.250%, 11/1/2016	267,500
	L-3 Communications Corporation
1,440,000	3.950%, 5/28/2024	1,427,674
	Masco Corporation
875,000	5.950%, 3/15/2022	969,062
	Republic Services, Inc.
370,000	5.500%, 9/15/2019	421,860
1,300,000	5.250%, 11/15/2021	1,477,521
1,830,000	3.550%, 6/1/2022	1,882,133
	Reynolds Group Issuer, Inc.
1,060,000	9.875%, 8/15/2019	1,142,150
	Textron, Inc.
1,311,000	5.600%, 12/1/2017	1,464,883

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

Income Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Capital Goods (1.5%) - continued
$720,000	4.300%, 3/1/2024	$741,419
	United Rentals North America, Inc.
700,000	5.750%, 7/15/2018	731,850
180,000	6.125%, 6/15/2023	186,187

	Total	13,006,726

Collateralized Mortgage Obligations (0.9%)
	CitiMortgage Alternative Loan Trust
1,301,654	5.750%, 4/25/2037	1,125,052
	Countrywide Alternative Loan Trust
1,673,641	6.000%, 1/25/2037	1,508,011
	HomeBanc Mortgage Trust
1,472,930	2.295%, 4/25/2037	1,096,784
	Wachovia Mortgage Loan Trust, LLC
1,605,900	2.771%, 5/20/2036	1,402,506
	WaMu Mortgage Pass Through Certificates
1,031,261	0.445%, 10/25/2045[c]	973,586
	Washington Mutual Alternative Mortgage Pass Through Certificates
2,374,355	0.871%, 2/25/2047[c]	1,637,422

	Total	7,743,361

Commercial Mortgage-Backed Securities (0.7%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,394,946	5.331%, 2/11/2044	2,570,260
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,405,572
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	1,958,303

	Total	5,934,135

Communications Services (10.6%)
	America Movil SAB de CV
2,400,000	1.230%, 9/12/2016[c]	2,420,515
1,480,000	5.000%, 3/30/2020	1,622,524
	American Tower Corporation
2,180,000	4.500%, 1/15/2018	2,356,985
1,450,000	3.500%, 1/31/2023	1,410,883
	AT&T, Inc.
1,830,000	3.000%, 2/15/2022	1,813,413
1,460,000	3.900%, 3/11/2024	1,508,914
1,810,000	4.300%, 12/15/2042	1,701,970
	CC Holdings GS V, LLC
720,000	3.849%, 4/15/2023	717,492
	CenturyLink, Inc.
1,080,000	5.625%, 4/1/2020	1,125,900
1,400,000	5.800%, 3/15/2022	1,435,000
	Clear Channel Worldwide Holdings, Inc.
1,070,000	6.500%, 11/15/2022	1,123,500
	Columbus International, Inc.
1,090,000	7.375%, 3/30/2021[d]	1,149,950
	Comcast Corporation
1,300,000	6.400%, 5/15/2038	1,652,217

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Communications Services (10.6%) - continued
	Cox Communications, Inc.
$1,100,000	9.375%, 1/15/2019[d]	$1,411,516
1,080,000	3.250%, 12/15/2022[d]	1,054,715
	Crown Castle Towers, LLC
2,950,000	4.174%, 8/15/2017[d]	3,123,481
	DIRECTV Holdings, LLC
3,225,000	5.000%, 3/1/2021	3,573,390
1,815,000	3.800%, 3/15/2022	1,860,086
1,810,000	4.450%, 4/1/2024	1,895,894
	DISH DBS Corporation
1,080,000	5.000%, 3/15/2023	1,058,400
	Hughes Satellite Systems Corporation
1,420,000	6.500%, 6/15/2019	1,567,325
	Intelsat Jackson Holdings SA
740,000	7.500%, 4/1/2021	789,950
	NBC Universal Enterprise, Inc.
1,080,000	1.974%, 4/15/2019[d]	1,064,340
	NBCUniversal Media, LLC
2,490,000	4.375%, 4/1/2021	2,727,182
	News America, Inc.
1,100,000	7.625%, 11/30/2028	1,407,611
1,350,000	6.400%, 12/15/2035	1,658,846
	Numericable Group SA
1,080,000	6.000%, 5/15/2022[d]	1,085,400
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,566,728
	Qwest Corporation
1,800,000	6.500%, 6/1/2017	2,027,322
	SBA Tower Trust
2,000,000	5.101%, 4/17/2017[d]	2,130,324
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[d]	1,819,552
	Sprint Communications, Inc.
710,000	7.000%, 3/1/2020[d]	798,750
	Sprint Corporation
720,000	7.125%, 6/15/2024[d]	734,400
	Telefonica Emisiones SAU
2,530,000	5.462%, 2/16/2021	2,848,006
900,000	4.570%, 4/27/2023	950,608
	Time Warner Cable, Inc.
1,500,000	8.250%, 4/1/2019	1,884,156
1,450,000	4.125%, 2/15/2021	1,550,836
2,170,000	4.500%, 9/15/2042	2,108,507
	Time Warner Entertainment Company, LP
2,000,000	8.375%, 3/15/2023	2,672,434
	Time Warner, Inc.
1,810,000	2.100%, 6/1/2019	1,788,106
1,400,000	7.700%, 5/1/2032	1,926,007
	T-Mobile USA, Inc.
1,090,000	6.633%, 4/28/2021	1,144,500
	Univision Communications, Inc.
1,080,000	6.750%, 9/15/2022[d]	1,163,700
	UPCB Finance VI, Ltd.
1,400,000	6.875%, 1/15/2022[d]	1,498,000
	Verizon Communications, Inc.
1,980,000	3.650%, 9/14/2018	2,110,906
1,450,000	4.500%, 9/15/2020	1,578,474
2,170,000	3.450%, 3/15/2021	2,214,374
2,935,000	5.150%, 9/15/2023	3,248,094
2,180,000	6.400%, 9/15/2033	2,703,222
1,090,000	5.050%, 3/15/2034	1,156,941
1,820,000	6.550%, 9/15/2043	2,285,649

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

Income Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Communications Services (10.6%) - continued
	Windstream Corporation
$1,090,000	7.750%, 10/1/2021	$1,175,837

	Total	90,402,832

Consumer Cyclical (5.1%)
	American Honda Finance Corporation
2,600,000	3.875%, 9/21/2020[d]	2,779,171
	Chrysler Group, LLC
1,100,000	8.000%, 6/15/2019	1,171,500
	CVS Caremark Corporation
1,810,000	2.750%, 12/1/2022	1,742,371
	Daimler Finance North America, LLC
1,240,000	3.875%, 9/15/2021[d]	1,318,711
	Ford Motor Credit Company, LLC
1,440,000	1.474%, 5/9/2016[c]	1,460,154
1,750,000	4.250%, 2/3/2017	1,867,210
370,000	6.625%, 8/15/2017	422,680
2,170,000	2.375%, 3/12/2019	2,160,443
1,425,000	4.250%, 9/20/2022	1,509,689
	General Motors Company
1,830,000	3.500%, 10/2/2018[d]	1,839,150
	General Motors Financial Company, Inc.
1,340,000	4.750%, 8/15/2017	1,405,325
725,000	3.500%, 7/10/2019	722,173
	Hilton Worldwide Finance, LLC
1,090,000	5.625%, 10/15/2021[d]	1,141,775
	Hyundai Capital America
1,185,000	2.875%, 8/9/2018[d]	1,213,100
	Hyundai Motor Manufacturing Czech SRO
1,475,000	4.500%, 4/15/2015[d]	1,510,012
	Jaguar Land Rover Automotive plc
1,090,000	4.125%, 12/15/2018[d]	1,100,900
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	2,018,406
	KIA Motors Corporation
1,740,000	3.625%, 6/14/2016[d]	1,814,079
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,155,000
	Macy’s Retail Holdings, Inc.
1,930,000	3.875%, 1/15/2022	2,013,662
1,075,000	2.875%, 2/15/2023	1,031,509
1,810,000	3.625%, 6/1/2024	1,788,385
	Marriott International, Inc.
1,750,000	3.000%, 3/1/2019	1,804,766
	QVC, Inc.
1,265,000	4.375%, 3/15/2023	1,271,172
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,340,155
1,790,000	3.125%, 2/15/2023	1,708,215
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,132,500
540,000	4.375%, 4/15/2023	518,400
	Wyndham Worldwide Corporation
1,080,000	2.500%, 3/1/2018	1,091,312
1,780,000	4.250%, 3/1/2022	1,813,008

	Total	43,864,933

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Consumer Non-Cyclical (7.3%)
	AbbVie, Inc.
$1,810,000	2.900%, 11/6/2022	$1,745,799
	Activis Funding SCS
1,445,000	3.850%, 6/15/2024[d]	1,441,898
	Altria Group, Inc.
905,000	4.750%, 5/5/2021	995,622
1,825,000	4.000%, 1/31/2024	1,860,248
483,000	9.950%, 11/10/2038	795,038
	Baxter International, Inc.
1,450,000	3.200%, 6/15/2023	1,428,914
	Biomet, Inc.
1,370,000	6.500%, 8/1/2020	1,477,750
	Boston Scientific Corporation
1,810,000	6.000%, 1/15/2020	2,094,966
	BRF SA
2,170,000	4.750%, 5/22/2024[d]	2,125,949
	Bunge Limited Finance Corporation
1,470,000	8.500%, 6/15/2019	1,834,482
	Celgene Corporation
1,250,000	1.900%, 8/15/2017	1,264,219
2,230,000	3.950%, 10/15/2020	2,333,334
	ConAgra Foods, Inc.
1,105,000	2.100%, 3/15/2018	1,103,211
1,170,000	3.200%, 1/25/2023	1,139,332
	CVS Caremark Corporation
1,090,000	6.125%, 9/15/2039	1,343,066
	DaVita HealthCare Partners, Inc.
1,080,000	5.125%, 7/15/2024	1,063,800
	Edwards Lifesciences Corporation
1,375,000	2.875%, 10/15/2018	1,395,021
	Energizer Holdings, Inc.
800,000	4.700%, 5/24/2022	823,862
	Express Scripts Holding Company
1,765,000	4.750%, 11/15/2021	1,946,585
1,090,000	3.500%, 6/15/2024	1,075,089
	Forest Laboratories, Inc.
1,450,000	5.000%, 12/15/2021[d]	1,579,050
	Fresenius Medical Care US Finance, Inc.
710,000	6.500%, 9/15/2018[d]	788,100
	Gilead Sciences, Inc.
900,000	4.800%, 4/1/2044	958,434
	HCA, Inc.
1,440,000	4.750%, 5/1/2023	1,422,000
	Hospira, Inc.
1,460,000	5.200%, 8/12/2020	1,584,040
	JBS USA, LLC
1,090,000	7.250%, 6/1/2021[d]	1,166,300
	Lorillard Tobacco Company
1,830,000	8.125%, 6/23/2019	2,280,648
	McKesson Corporation
1,450,000	4.883%, 3/15/2044	1,507,774
	Mondelez International, Inc.
2,170,000	4.000%, 2/1/2024	2,254,033
	Pernod Ricard SA
2,870,000	5.750%, 4/7/2021[d]	3,297,871
1,090,000	4.450%, 1/15/2022[d]	1,155,419
	Perrigo Company, Ltd.
550,000	2.300%, 11/8/2018[d]	546,867
1,450,000	4.000%, 11/15/2023[d]	1,471,301
	Spectrum Brands Escrow Corporation
840,000	6.375%, 11/15/2020	884,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Income Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Consumer Non-Cyclical (7.3%) - continued
	Tenet Healthcare Corporation
$1,090,000	8.125%, 4/1/2022	$1,218,075
	Thermo Fisher Scientific, Inc.
1,830,000	4.150%, 2/1/2024	1,898,204
370,000	5.300%, 2/1/2044	406,044
	Tyson Foods, Inc.
1,810,000	4.500%, 6/15/2022	1,904,547
	Valeant Pharmaceuticals International
1,440,000	6.375%, 10/15/2020[d]	1,486,800
	Watson Pharmaceuticals, Inc.
1,820,000	3.250%, 10/1/2022	1,783,342
	Whirlpool Corporation
1,873,000	3.700%, 3/1/2023	1,885,843
	Zoetis, Inc.
1,810,000	3.250%, 2/1/2023	1,786,698

	Total	62,553,675

Energy (9.0%)
	Anadarko Petroleum Corporation
1,450,000	3.450%, 7/15/2024	1,435,980
1,810,000	6.450%, 9/15/2036	2,270,927
	Buckeye Partners, LP
1,090,000	4.150%, 7/1/2023	1,119,866
1,820,000	5.850%, 11/15/2043	2,024,053
	Calumet Specialty Products Partners, LP
1,090,000	6.500%, 4/15/2021[d]	1,111,800
	Cameron International Corporation
1,800,000	3.700%, 6/15/2024	1,810,730
	Canadian Natural Resources, Ltd.
1,810,000	6.250%, 3/15/2038	2,239,680
	Canadian Oil Sands, Ltd.
1,400,000	4.500%, 4/1/2022[d]	1,489,765
	Chaparral Energy, Inc.
1,080,000	7.625%, 11/15/2022	1,131,300
	CNOOC Finance 2013, Ltd.
1,800,000	3.000%, 5/9/2023	1,677,373
	Concho Resources, Inc.
1,070,000	6.500%, 1/15/2022	1,139,550
	Continental Resources, Inc.
2,170,000	3.800%, 6/1/2024[d]	2,181,034
	DCP Midstream Operating, LP
1,450,000	5.600%, 4/1/2044	1,593,915
	El Paso Pipeline Partners Operating Company, LLC
2,150,000	5.000%, 10/1/2021	2,333,126
1,090,000	4.300%, 5/1/2024	1,089,935
	Enbridge Energy Partners, LP
1,270,000	5.200%, 3/15/2020	1,422,554
	Enbridge, Inc.
450,000	3.500%, 6/10/2024	443,853
	Encana Corporation
1,270,000	3.900%, 11/15/2021	1,341,121
720,000	5.150%, 11/15/2041	771,548
	Energy Transfer Partners, LP
2,385,000	6.700%, 7/1/2018	2,772,198
	Energy XXI Gulf Coast, Inc.
900,000	6.875%, 3/15/2024[d]	895,500
	Enterprise Products Operating, LLC
725,000	3.900%, 2/15/2024	742,559
	EQT Midstream Partners, LP
1,720,000	4.000%, 8/1/2024	1,699,620

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Energy (9.0%) - continued
	Key Energy Services, Inc.
$1,175,000	6.750%, 3/1/2021	$1,198,500
	Kinder Morgan Energy Partners, LP
900,000	3.450%, 2/15/2023	864,143
	Linn Energy, LLC
1,030,000	7.750%, 2/1/2021	1,078,925
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,447,647
1,080,000	2.800%, 11/1/2022	1,043,490
	Marathon Petroleum Corporation
1,080,000	6.500%, 3/1/2041	1,310,893
	Nexen, Inc.
1,080,000	6.400%, 5/15/2037	1,325,934
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,370,453
	Noble Holding International, Ltd.
1,440,000	3.950%, 3/15/2022[f]	1,474,597
	Oasis Petroleum, Inc.
1,080,000	6.875%, 3/15/2022[d]	1,169,100
	Offshore Group Investment, Ltd.
900,000	7.500%, 11/1/2019	927,000
	Petrobras Global Finance BV
1,810,000	4.875%, 3/17/2020	1,844,028
	Regency Energy Partners, LP
360,000	5.000%, 10/1/2022	355,500
	Rosetta Resources, Inc.
1,080,000	5.875%, 6/1/2022	1,098,900
	Rowan Companies, Inc.
1,175,000	4.875%, 6/1/2022	1,263,352
1,080,000	4.750%, 1/15/2024	1,126,948
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024[d]	1,106,350
	Spectra Energy Partners, LP
1,800,000	4.600%, 6/15/2021	1,951,812
	Suncor Energy, Inc.
1,090,000	6.100%, 6/1/2018	1,253,775
1,060,000	6.850%, 6/1/2039	1,400,797
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,756,604
	Transocean, Inc.
1,080,000	7.375%, 4/15/2018	1,251,117
720,000	6.375%, 12/15/2021	820,872
1,450,000	3.800%, 10/15/2022	1,406,542
	Weatherford International, Ltd.
2,500,000	6.000%, 3/15/2018	2,836,682
	Williams Companies, Inc.
1,440,000	3.700%, 1/15/2023	1,366,972
1,450,000	4.550%, 6/24/2024	1,444,680
	Williams Partners, LP
1,450,000	4.000%, 11/15/2021	1,515,515
2,190,000	4.500%, 11/15/2023	2,308,628
900,000	3.900%, 1/15/2025	899,875
1,080,000	5.400%, 3/4/2044	1,158,177

	Total	77,115,795

Financials (26.9%)
	Abbey National Treasury Services plc
1,650,000	3.050%, 8/23/2018	1,713,373
	Aegon NV
1,400,000	2.722%, 7/29/2049[c,g]	1,281,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Income Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Financials (26.9%) - continued
	American International Group, Inc.
$2,555,000	3.375%, 8/15/2020	$2,648,664
2,075,000	4.125%, 2/15/2024	2,164,569
	American Tower Trust I
1,800,000	1.551%, 3/15/2018[d]	1,784,439
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,905,425
	Associated Banc Corporation
1,820,000	5.125%, 3/28/2016	1,928,052
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	2,607,240
	Assured Guaranty US Holdings, Inc.
1,800,000	5.000%, 7/1/2024[f]	1,816,528
	AXA SA
1,420,000	8.600%, 12/15/2030	1,909,900
	Axis Specialty Finance, LLC
1,430,000	5.875%, 6/1/2020	1,627,053
	Banco do Brasil SA
2,530,000	9.000%, 12/31/2049[d,g]	2,448,281
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
805,000	4.125%, 11/9/2022[d]	815,868
	Bank of America Corporation
2,160,000	1.300%, 3/22/2018[c]	2,194,821
2,220,000	7.625%, 6/1/2019	2,717,147
1,100,000	4.100%, 7/24/2023	1,128,576
2,170,000	4.125%, 1/22/2024	2,221,080
1,050,000	5.875%, 2/7/2042	1,242,624
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[d]	1,497,411
1,810,000	3.750%, 5/15/2024	1,811,978
	BBVA Bancomer SA/Texas
1,965,000	6.750%, 9/30/2022[d]	2,230,275
	BPCE SA
1,465,000	5.700%, 10/22/2023[d]	1,594,506
1,810,000	5.150%, 7/21/2024[d]	1,896,761
	Caixa Economica Federal
1,810,000	4.250%, 5/13/2019[d]	1,810,000
	Capital One Bank USA NA
3,075,000	2.250%, 2/13/2019	3,067,562
	Capital One Financial Corporation
540,000	2.450%, 4/24/2019	540,547
	Capital One NA
540,000	2.950%, 7/23/2021	533,991
	CIT Group, Inc.
1,780,000	5.250%, 3/15/2018	1,877,900
520,000	3.875%, 2/19/2019	517,400
	Citigroup, Inc.
2,170,000	8.500%, 5/22/2019	2,745,297
2,525,000	3.500%, 5/15/2023	2,436,562
2,195,000	5.500%, 9/13/2025	2,415,148
1,070,000	5.950%, 12/29/2049[g]	1,066,790
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019	2,718,785
700,000	5.875%, 8/15/2020	812,031
	Comerica, Inc.
1,090,000	3.800%, 7/22/2026	1,083,145
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,090,000	5.750%, 12/1/2043	1,247,804
710,000	11.000%, 12/29/2049[d,g]	952,110

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Financials (26.9%) - continued
	Credit Suisse Group AG
$1,110,000	6.500%, 8/8/2023[d]	$1,226,550
740,000	7.500%, 12/11/2049[d,g]	812,150
	Developers Diversified Realty Corporation
710,000	7.875%, 9/1/2020	891,545
	Discover Bank
1,300,000	7.000%, 4/15/2020	1,553,982
1,995,000	4.200%, 8/8/2023	2,080,767
	Discover Bank of Greenwood Delaware
900,000	4.250%, 3/13/2026	924,736
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,799,297
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[d]	1,172,710
	Fifth Third Bancorp
2,175,000	4.300%, 1/16/2024	2,262,448
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,775,000
	General Electric Capital Corporation
1,775,000	3.800%, 6/18/2019[d]	1,893,866
900,000	5.300%, 2/11/2021	1,026,498
1,800,000	1.231%, 3/15/2023[c]	1,807,362
925,000	6.750%, 3/15/2032	1,221,672
1,800,000	7.125%, 12/15/2049[g]	2,106,000
	Goldman Sachs Group, Inc.
1,750,000	6.250%, 9/1/2017	1,982,603
1,830,000	2.900%, 7/19/2018	1,873,609
1,600,000	5.375%, 3/15/2020	1,799,107
1,750,000	5.250%, 7/27/2021	1,952,351
1,810,000	4.000%, 3/3/2024	1,826,323
1,810,000	3.850%, 7/8/2024	1,800,208
740,000	6.750%, 10/1/2037	881,307
	Hartford Financial Services Group, Inc.
2,520,000	5.125%, 4/15/2022	2,843,651
	HCP, Inc.
1,900,000	5.625%, 5/1/2017	2,109,809
1,250,000	2.625%, 2/1/2020	1,240,729
1,445,000	4.200%, 3/1/2024	1,479,012
	Health Care REIT, Inc.
720,000	6.125%, 4/15/2020	832,996
1,850,000	4.950%, 1/15/2021	2,042,135
	HSBC Finance Corporation
1,790,000	6.676%, 1/15/2021	2,134,070
	HSBC Holdings plc
1,800,000	4.875%, 1/14/2022	2,008,814
	HSBC USA, Inc.
1,100,000	5.000%, 9/27/2020	1,211,765
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,982,950
	Icahn Enterprises, LP
1,460,000	6.000%, 8/1/2020	1,522,050
	ILFC E-Capital Trust II
1,270,000	6.250%, 12/21/2065[c,d]	1,265,238
	ING Bank NV
1,835,000	5.800%, 9/25/2023[d]	2,047,552
	International Lease Finance Corporation
1,050,000	4.875%, 4/1/2015	1,068,375
900,000	5.750%, 5/15/2016	941,625
1,125,000	6.750%, 9/1/2016[d]	1,231,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Income Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Financials (26.9%) - continued
	Intesa Sanpaolo SPA
$1,470,000	3.875%, 1/15/2019	$1,525,201
1,450,000	5.017%, 6/26/2024[d]	1,434,455
	J.P. Morgan Chase & Company
2,160,000	1.134%, 1/25/2018[c]	2,195,106
1,800,000	3.375%, 5/1/2023	1,749,238
1,850,000	5.500%, 10/15/2040	2,129,069
1,450,000	6.750%, 8/29/2049[g]	1,547,875
1,440,000	6.000%, 12/29/2049[g]	1,461,600
	J.P. Morgan Chase Bank NA
1,420,000	6.000%, 10/1/2017	1,602,856
	Kilroy Realty, LP
1,810,000	4.250%, 8/15/2029[h]	1,944,260
	Liberty Mutual Group, Inc.
1,965,000	4.950%, 5/1/2022[d]	2,134,935
1,810,000	4.850%, 8/1/2044[d]	1,798,894
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	1,996,548
1,125,000	4.750%, 10/1/2020	1,214,601
	Lincoln National Corporation
3,090,000	4.000%, 9/1/2023	3,202,807
	Lloyds Banking Group plc
1,450,000	5.920%, 9/29/2049[d,g]	1,468,125
	Macquarie Bank, Ltd.
1,785,000	1.650%, 3/24/2017[d]	1,792,154
	Merrill Lynch & Company, Inc.
1,950,000	6.875%, 4/25/2018	2,275,790
2,000,000	7.750%, 5/14/2038	2,725,956
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[d]	379,500
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[d]	1,076,250
	Morgan Stanley
2,270,000	6.625%, 4/1/2018	2,625,502
1,805,000	2.125%, 4/25/2018	1,810,348
1,265,000	2.500%, 1/24/2019	1,271,579
1,820,000	5.625%, 9/23/2019	2,071,036
1,600,000	5.500%, 1/26/2020	1,810,350
1,795,000	4.875%, 11/1/2022	1,911,214
1,450,000	5.000%, 11/24/2025	1,543,226
	National Retail Properties, Inc.
1,800,000	3.900%, 6/15/2024	1,796,778
	Nomura Holdings, Inc.
1,810,000	2.750%, 3/19/2019	1,827,510
	Nordea Bank AB
1,830,000	4.875%, 5/13/2021[d]	1,977,547
	Omega Healthcare Investors, Inc.
1,640,000	5.875%, 3/15/2024	1,709,700
	ORIX Corporation
2,550,000	5.000%, 1/12/2016	2,690,995
	Preferred Term Securities XXIII, Ltd.
2,101,810	0.431%, 12/22/2036[c,e]	1,576,357
	ProLogis, LP
1,800,000	6.875%, 3/15/2020	2,132,795
	Prudential Financial, Inc.
1,085,000	3.500%, 5/15/2024	1,079,089
825,000	6.200%, 11/15/2040	1,027,663
1,070,000	5.875%, 9/15/2042	1,158,275
	RBS Capital Trust III
1,260,000	5.512%, 9/29/2049[f,g]	1,252,440
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,173,255
	Regency Centers, LP
900,000	3.750%, 6/15/2024	896,463

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Financials (26.9%) - continued
	Regions Bank
$1,090,000	7.500%, 5/15/2018	$1,286,663
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,255,932
2,185,000	4.700%, 9/15/2023	2,335,859
	Royal Bank of Scotland Group plc
1,460,000	6.990%, 10/29/2049[d,g]	1,675,350
	Santander UK plc
540,000	5.000%, 11/7/2023[d]	579,770
	Simon Property Group, LP
750,000	10.350%, 4/1/2019	1,005,822
575,000	2.750%, 2/1/2023	550,678
	SLM Corporation
1,370,000	6.250%, 1/25/2016	1,447,076
2,485,000	6.000%, 1/25/2017	2,652,738
576,000	4.625%, 9/25/2017	593,856
	Societe Generale SA
1,080,000	7.875%, 12/31/2049[d,f,g]	1,129,950
	Sumitomo Mitsui Financial Group, Inc.
1,990,000	4.436%, 4/2/2024[d]	2,072,458
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/29/2049[d,g]	2,762,500
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,450,780
	Voya Financial, Inc.
990,000	2.900%, 2/15/2018	1,019,976
1,785,000	5.500%, 7/15/2022	2,023,283
	Wells Fargo & Company
1,715,000	3.450%, 2/13/2023	1,698,610
1,090,000	4.100%, 6/3/2026	1,098,501
1,780,000	7.980%, 2/28/2049[g]	2,018,520
	XLIT, Ltd.
1,810,000	5.250%, 12/15/2043	1,997,735

	Total	229,296,779

Foreign Government (1.1%)
	Brazil Government International Bond
730,000	5.000%, 1/27/2045[h]	702,625
	Colombia Government International Bond
1,800,000	5.625%, 2/26/2044	2,007,790
	Corporacion Andina de Fomento
1,226,000	4.375%, 6/15/2022	1,308,071
	Export-Import Bank of Korea
1,420,000	4.375%, 9/15/2021	1,533,201
	Mexico Government International Bond
1,850,000	5.125%, 1/15/2020	2,076,625
2,020,000	4.000%, 10/2/2023	2,102,820

	Total	9,731,132

Mortgage-Backed Securities (4.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,675,000	3.000%, 8/1/2029[h]	1,722,897
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,675,000	4.000%, 8/1/2044[h]	1,758,069

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Income Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Mortgage-Backed Securities (4.0%) - continued
	Federal National Mortgage Association Conventional 15- yr. Pass Through
$2,000,000	3.500%, 8/1/2029[h]	$2,107,781
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
3,075,000	3.500%, 8/1/2044[h]	3,132,993
16,675,000	4.000%, 8/1/2044[h]	17,531,743
6,950,000	4.500%, 8/1/2044[h]	7,482,816

	Total	33,736,299

Technology (1.6%)
	Amkor Technology, Inc.
1,090,000	6.375%, 10/1/2022	1,133,600
	Fidelity National Information Services, Inc.
1,810,000	3.875%, 6/5/2024	1,803,908
	Freescale Semiconductor, Inc.
1,090,000	5.000%, 5/15/2021[d,f]	1,084,550
	Hewlett-Packard Company
1,110,000	2.750%, 1/14/2019	1,129,246
1,090,000	4.650%, 12/9/2021	1,183,309
	Motorola Solutions, Inc.
2,500,000	3.750%, 5/15/2022	2,483,885
	Oracle Corporation
2,170,000	2.800%, 7/8/2021	2,156,197
1,800,000	2.500%, 10/15/2022	1,722,834
	Xerox Corporation
750,000	6.400%, 3/15/2016	815,402

	Total	13,512,931

Transportation (3.1%)
	American Airlines Pass Through Trust
1,360,516	5.600%, 7/15/2020[d]	1,428,542
1,378,193	4.950%, 1/15/2023[d]	1,491,894
1,366,162	4.000%, 7/15/2025[d]	1,393,485
	Avis Budget Car Rental, LLC
1,080,000	5.500%, 4/1/2023	1,080,000
	British Airways plc
2,500,474	4.625%, 6/20/2024[d]	2,644,252
	Canadian Pacific Railway Company
1,440,000	7.125%, 10/15/2031	1,909,303
	Continental Airlines, Inc.
540,465	7.250%, 11/10/2019	634,033
762,736	4.000%, 10/29/2024	777,991
	CSX Corporation
1,275,000	3.700%, 11/1/2023	1,311,773
1,107,000	6.220%, 4/30/2040	1,395,015
	Delta Air Lines, Inc.
1,015,142	4.950%, 5/23/2019	1,104,601
641,206	4.750%, 5/7/2020	693,336
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[d]	2,317,816
1,085,000	4.500%, 8/16/2021[d]	1,175,166
	Navios South American Logistics, Inc.
175,000	7.250%, 5/1/2022[d]	178,500
	Penske Truck Leasing Company, LP
1,055,000	2.500%, 3/15/2016[d]	1,082,050

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Transportation (3.1%) - continued
	United Airlines Pass Through Trust
$910,000	3.750%, 9/3/2026[h]	$910,000
	United Airlines, Inc.
1,260,000	4.000%, 4/11/2026	1,285,200
	US Airways Pass Through Trust
1,800,000	3.950%, 11/15/2025	1,838,340
	Virgin Australia Holdings, Ltd.
1,526,001	5.000%, 10/23/2023[d]	1,618,019

	Total	26,269,316

U.S. Government and Agencies (5.3%)
	U.S. Treasury Bonds
5,000,000	2.000%, 5/31/2021	4,930,860
1,600,000	3.000%, 5/15/2042	1,516,000
2,530,000	3.750%, 11/15/2043	2,745,445
	U.S. Treasury Bonds, TIPS
3,323,469	0.625%, 1/15/2024	3,431,744
	U.S. Treasury Notes
3,590,000	2.875%, 3/31/2018	3,782,962
1,458,000	1.000%, 5/31/2018	1,433,966
3,610,000	1.500%, 1/31/2019	3,584,337
7,000,000	1.000%, 6/30/2019	6,746,796
2,840,000	3.625%, 2/15/2020	3,101,814
5,000,000	1.375%, 5/31/2020	4,829,690
3,980,000	2.625%, 11/15/2020	4,107,794
	U.S. Treasury Notes, TIPS
1,910,290	0.625%, 7/15/2021	1,998,941
2,978,287	0.125%, 1/15/2023	2,956,649

	Total	45,166,998

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
1,450,000	5.250%, 11/15/2022, Ser. A, AMT	1,688,598

	Total	1,688,598

Utilities (6.0%)
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,399,962
	Arizona Public Service Company
1,620,000	8.750%, 3/1/2019	2,072,479
	Atlas Pipeline Partners, LP
720,000	4.750%, 11/15/2021	680,400
	Calpine Corporation
1,080,000	5.375%, 1/15/2023	1,058,400
	Cleveland Electric Illuminating Company
554,000	5.700%, 4/1/2017	602,772
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,141,345
	DCP Midstream Operating, LP
1,440,000	3.875%, 3/15/2023[f]	1,453,490
	DCP Midstream, LLC
1,000,000	5.850%, 5/21/2043[d]	970,000
	DPL, Inc.
1,770,000	6.500%, 10/15/2016[f]	1,876,200
	El Paso Pipeline Partners Operating Company, LLC
720,000	4.700%, 11/1/2042	667,760
	Electricite de France SA
1,800,000	5.250%, 12/29/2049[d,g]	1,829,034
	Energy Transfer Partners, LP
1,995,000	4.650%, 6/1/2021	2,156,435

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Income Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (89.4%)	Value

Utilities (6.0%) - continued
	Enterprise Products Operating, LLC
$1,400,000	7.034%, 1/15/2068	$1,594,250
1,070,000	6.650%, 4/15/2018	1,252,070
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	668,156
1,500,000	4.000%, 10/1/2020	1,570,227
	FirstEnergy Transmission, LLC
2,170,000	4.350%, 1/15/2025[d]	2,188,556
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	3,020,174
	Kinder Morgan Energy Partners, LP
1,450,000	5.800%, 3/1/2021	1,648,256
1,110,000	4.150%, 2/1/2024	1,109,475
1,065,000	5.000%, 8/15/2042	1,024,317
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023	2,613,046
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,333,077
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,949,274
1,800,000	5.450%, 9/15/2020	2,038,433
	Ohio Power Company
1,600,000	6.050%, 5/1/2018	1,833,414
	ONEOK Partners, LP
365,000	3.200%, 9/15/2018	378,151
1,100,000	5.000%, 9/15/2023	1,201,164
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,527,364
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,809,669
1,810,000	3.950%, 3/15/2024	1,864,588
	PSEG Power, LLC
700,000	5.320%, 9/15/2016	760,574
	Southern California Edison Company
1,415,000	6.250%, 8/1/2049[g]	1,535,275

	Total	50,827,787

	Total Long-Term Fixed Income (cost $731,242,010)	762,855,128

Shares	Preferred Stock (1.8%)	Value

Financials (1.8%)
44,925	Allstate Corporation, 5.100%	1,120,879
35,500	Annaly Capital Management, Inc., 7.500%[g]	856,615
43,424	CHS, Inc., 7.100%[g]	1,174,185
57,878	Citigroup, Inc., 7.875%	1,567,915
12,500	Cobank ACB, 6.250%[d,g]	1,292,969
18,075	Countrywide Capital V, 7.000%	459,286
36,000	DDR Corporation, 6.250%[g]	879,840
72,000	Discover Financial Services, 6.500%[g]	1,830,240
54,060	Goldman Sachs Group, Inc., 5.500%[g]	1,295,277
57,878	HSBC USA, Inc., 6.500%[g]	1,460,840
51,800	Morgan Stanley, 7.125%[g]	1,427,608
36,389	RBS Capital Funding Trust VII, 6.080%[g]	870,425

Shares	Preferred Stock (1.8%)	Value

Financials (1.8%) - continued
58,500	Wells Fargo & Company, 5.850%[g]	$1,497,600

	Total	15,733,679

	Total Preferred Stock (cost $15,496,967)	15,733,679

Shares	Collateral Held for Securities Loaned (1.0%)	Value

8,599,267	Thrivent Cash Management Trust	8,599,267

	Total Collateral Held for Securities Loaned (cost $8,599,267)	8,599,267

Shares or Principal Amount	Short-Term Investments (8.6%)[i]	Value

	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.085%, 10/29/2014[j]	199,958
	Thrivent Cash Management Trust
72,995,349	0.050%	72,995,349
	U.S. Treasury Bill
200,000	0.020%, 10/16/2014[k]	199,992

	Total Short-Term Investments (at amortized cost)	73,395,299

	Total Investments (cost $865,105,688) 105.1%	$896,811,022

	Other Assets and Liabilities, Net (5.1%)	(43,193,722)

	Total Net Assets 100.0%	$853,617,300

[a]	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
[b]	All or a portion of the security is insured or guaranteed.
[c]	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.
[d]

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2014, the value of these investments was $132,553,857 or 15.5% of total net assets.

[e]

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of July 31, 2014.

Security	Acquisition Date	Cost

Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	$2,101,810
Vericrest Opportunity Loan Transferee, 11/25/2053	12/18/2013	1,631,031

[f]	All or a portion of the security is on loan.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Income Fund

Schedule of Investments as of July 31, 2014

(unaudited)

[i]	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
[j]	At July 31, 2014, $199,958 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
[k]	At July 31, 2014, $199,992 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

     Definitions:

AMT	-	Subject to Alternative Minimum Tax
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$37,634,521
Gross unrealized depreciation	(5,929,188)

Net unrealized appreciation (depreciation)	$31,705,333

Cost for federal income tax purposes	$865,105,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Income Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,046,183	–	3,046,183	–
Capital Goods	1,757,482	–	1,757,482	–
Communications Services	12,314,133	–	12,314,133	–
Consumer Cyclical	5,199,315	–	5,199,315	–
Consumer Non-Cyclical	4,012,207	–	4,012,207	–
Energy	799,315	–	799,315	–
Financials	883,548	–	883,548	–
Technology	3,759,037	–	3,759,037	–
Transportation	2,271,471	–	2,271,471	–
Utilities	2,184,958	–	2,184,958	–
Long-Term Fixed Income
Asset-Backed Securities	10,439,886	–	10,439,886	–
Basic Materials	41,563,945	–	41,563,945	–
Capital Goods	13,006,726	–	13,006,726	–
Collateralized Mortgage Obligations	7,743,361	–	7,743,361	–
Commercial Mortgage-Backed Securities	5,934,135	–	5,934,135	–
Communications Services	90,402,832	–	90,402,832	–
Consumer Cyclical	43,864,933	–	43,864,933	–
Consumer Non-Cyclical	62,553,675	–	62,553,675	–
Energy	77,115,795	–	77,115,795	–
Financials	229,296,779	–	227,720,422	1,576,357
Foreign Government	9,731,132	–	9,731,132	–
Mortgage-Backed Securities	33,736,299	–	33,736,299	–
Technology	13,512,931	–	13,512,931	–
Transportation	26,269,316	–	26,269,316	–
U.S. Government and Agencies	45,166,998	–	45,166,998	–
U.S. Municipals	1,688,598	–	1,688,598	–
Utilities	50,827,787	–	50,827,787	–
Preferred Stock
Financials	15,733,679	14,440,710	1,292,969	–
Collateral Held for Securities Loaned	8,599,267	8,599,267	–	–
Short-Term Investments	73,395,299	72,995,349	399,950	–
Total	$896,811,022	$96,035,326	$799,199,339	$1,576,357

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	905,646	905,646	–	–
Total Asset Derivatives	$905,646	$905,646	$–	$–

Liability Derivatives
Futures Contracts	220,475	220,475	–	–
Credit Default Swaps	106,449	–	106,449	–
Total Liability Derivatives	$326,924	$220,475	$106,449	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Income Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(335)	September 2014	($40,138,782)	($39,810,040)	$328,742
10-Yr. U.S. Treasury Bond Futures	(585)	September 2014	(73,473,391)	(72,896,487)	576,904
30-Yr. U.S. Treasury Bond Futures	360	September 2014	49,686,725	49,466,250	(220,475)
Total Futures Contracts					$685,171

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 21, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2018	$5,346,000	($106,449)	($106,449)
Total Credit Default Swaps				($106,449)	($106,449)

[1]

As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

[2]	The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.
[3]

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust- Collateral Investment	$14,088,307	$63,684,356	$69,173,396	8,599,267	$8,599,267	$12,657
Cash Management Trust- Short Term Investment	32,571,966	179,850,335	139,426,952	72,995,349	72,995,349	14,481
Total Value and Income Earned	46,660,273				81,594,616	27,138

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Alabama (0.1%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
$1,500,000	5.000%, 5/1/2029, Ser. Aa	$1,766,340

	Total	1,766,340

Alaska (0.2%)
	Valdez, AK Marine Terminal Rev. (Exxon Pipeline Company)
3,650,000	0.050%, 10/1/2025[b]	3,650,000

	Total	3,650,000

Arizona (0.9%)
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. A	1,662,135
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,500,000	5.000%, 5/15/2031	2,650,100
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,161,080
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. A	3,351,924
	Phoenix, AZ Civic Improvement Corporation Airport Rev. Refg.
3,000,000	5.000%, 7/1/2021, AMT	3,539,580
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,543,351

	Total	13,908,170

Arkansas (0.5%)
	Rogers, AR Sales and Use Tax Refg. and Improvement
2,975,000	4.000%, 11/1/2027, Ser. 2011	3,141,273
1,000,000	4.125%, 11/1/2031, Ser. 2011	1,032,810
	University of Arkansas Rev. Refg., Various Fac. Rev. (Pine Bluff Campus)
650,000	5.000%, 12/1/2029, Ser. A	752,752
	University Of Arkansas Rev. Various Fac. (Fayetteville Campus)
1,135,000	5.000%, 11/1/2039, Ser. A	1,271,041
825,000	5.000%, 11/1/2041, Ser. A	921,640

	Total	7,119,516

California (12.5%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,642,040
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	5,373,100
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	7,767,960
	California G.O. Refg.
2,765,000	5.000%, 9/1/2015	2,908,310

Principal Amount	Long-Term Fixed Income (99.3%)	Value

California (12.5%) - continued
	California Health Fac. Financing Auth. Rev.
$3,840,000	1.450%, 8/15/2033, Ser. Ab	$3,917,376
	California Infrastructure and Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Rev. (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,c	6,290,000
	California Infrastructure and Economic Development Bank Rev. (California Independent System Operator Corporation)
3,025,000	6.250%, 2/1/2039, Ser. Aa	3,115,901
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034	1,666,875
1,250,000	5.000%, 10/1/2042	1,311,712
	California State Department of Water Resources Supply Rev.
6,250,000	5.000%, 5/1/2016, Ser. M	6,759,063
	California Various Purpose G.O.
6,065,000	5.500%, 4/1/2024	7,193,878
10,000	5.250%, 4/1/2029	10,041
10,000,000	5.250%, 3/1/2038	10,969,900
10,000,000	6.000%, 4/1/2038	11,749,900
5,000,000	6.000%, 11/1/2039	5,976,150
	California Various Purpose G.O. (NATL-RE Insured)
300,000	6.000%, 8/1/2016[c]	308,586
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,291,762
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, CA Water System Rev. Refg. (NATL-RE Insured)
10,000,000	5.000%, 6/1/2037, Ser. Ac	10,873,600
	Foothill-De Anza CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. C	5,484,150
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	478,997
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. A	12,018,293
	Los Angeles Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	8,674,640
	Los Angeles Unified School District, Los Angeles County, CA G.O.
5,000,000	5.000%, 1/1/2034, Ser. I	5,558,950
	Pittsburg, CA Redevelopment Agency Tax Allocation (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[c]	3,202,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

California (12.5%) - continued
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA Collateralized)
$2,815,000	7.600%, 5/1/2023, Ser. Aa,c	$3,525,253
	San Bernardino, CA Single Family Mortgage Rev. Refg. (FHA/VA MTGS GNMA Collateralized)
1,000,000	7.500%, 5/1/2023, Ser. Aa	1,252,360
	San Diego Community College District, San Diego County, CA G.O. (AGM Insured)
10,000,000	5.000%, 5/1/2030[a,c]	10,361,800
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030	5,366,450
	San Diego Unified School District G.O.
10,000,000	Zero Coupon, 7/1/2033, Ser. Ac,d	8,699,400
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,673,040
7,030,000	6.000%, 5/1/2039, Ser. E	8,021,511
	San Jose, CA Redevelopment Agency Tax Allocation Refg. (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Ser. Ac	2,814,731
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	3,527,450
	Tuolumne Wind Proj. Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. A	2,331,820
	University of California General Rev.
5,000,000	5.250%, 5/15/2039, Ser. O	5,690,300

	Total	184,807,849

Colorado (3.9%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	556,675
200,000	5.000%, 6/1/2021	225,424
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Ser. A	484,775
1,000,000	5.375%, 6/15/2038, Ser. A	1,019,690
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	991,520
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc.)
3,000,000	5.125%, 12/1/2039	3,017,130

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Colorado (3.9%) - continued
	Colorado Health Fac. Auth. Health Fac. Rev. (Evangelical Lutheran Good Samaritan Society)
$2,110,000	5.000%, 12/1/2024	$2,344,674
500,000	5.625%, 6/1/2043	548,180
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,139,320
	Colorado Higher Education Capital Construction Lease Purchase Financing Program C.O.P.
405,000	5.500%, 11/1/2027[a]	479,338
1,180,000	5.500%, 11/1/2027	1,347,005
	Denver, CO Airport System Rev. (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Ser. Ac	5,290,150
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,589,550
2,000,000	5.250%, 12/1/2031, Ser. A	2,155,720
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, CO G.O. Refg. (AGM Insured)
10,000,000	5.000%, 12/15/2016, Ser. Ac	10,628,000
	Larimer County, CO Poudre School District R-1 G.O. Improvement (NATL-RE-IBC Insured)
2,050,000	7.000%, 12/15/2016[c]	2,233,229
	Northwest Parkway Public Highway Auth. Rev. (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Ser. Ca,c	4,388,760
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021	1,078,010
500,000	5.000%, 12/1/2022	538,005
	University of Colorado University Enterprise Rev.
1,250,000	5.375%, 6/1/2032, Ser. A	1,447,338
9,790,000	5.000%, 6/1/2033	10,761,168

	Total	58,263,661

District of Columbia (1.2%)
	District of Columbia Income Tax Secured Rev. Refg.
2,325,000	5.000%, 12/1/2017, Ser. A	2,650,244
5,225,000	5.000%, 12/1/2028, Ser. C	5,975,624
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Rev.
2,365,000	6.250%, 5/15/2024	2,381,626
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg.
6,000,000	5.000%, 10/1/2038, Ser. A, AMT	6,475,020

	Total	17,482,514

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Florida (4.8%)
	Broward County, FL Water and Sewer Utility Rev.
$3,115,000	5.250%, 10/1/2034, Ser. A	$3,478,427
	CityPlace Community Development District Special Assessment and Rev.
500,000	5.000%, 5/1/2017	540,075
2,000,000	5.000%, 5/1/2026	2,225,480
	County of Broward, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[c]	1,342,526
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	706,101
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	804,272
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. C	1,580,610
	Gulf Breeze FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,167,904
	Hillsborough County, FL Community Investment Tax Refg. Rev.
4,025,000	5.000%, 11/1/2017, Ser. B	4,510,737
	Jacksonville FL Port Auth. Rev.
2,390,000	5.000%, 11/1/2038, Ser. A, AMT	2,496,451
	Leon County Educational Fac. Auth. C.O.P. (Southgate Residence Hall)
1,145,000	8.500%, 9/1/2017[a]	1,418,747
	Miami-Dade County Industrial Development Auth. (Pinecrest Academy, Inc.)
1,500,000	5.250%, 9/15/2044	1,495,410
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. B	8,438,700
8,000,000	5.500%, 10/1/2041, Ser. A	8,952,480
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[c]	2,220,700
	Orange County Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Ser. Ac	3,170,637
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,514,858
	Orange County, Orlando Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. A	3,968,460
4,095,000	5.000%, 7/1/2035, Ser. C	4,458,759
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. A	6,939,822

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Florida (4.8%) - continued
	Tallahassee, FL Consolidated Utility Systems Rev.
$4,535,000	5.000%, 10/1/2032	$4,953,308

	Total	71,384,464

Georgia (1.3%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,085,530
500,000	5.000%, 1/1/2034, Ser. C, AMT	538,060
500,000	5.000%, 1/1/2037, Ser. C, AMT	535,395
	Atlanta, GA Airport General Rev. Refg.
1,425,000	5.000%, 1/1/2033, Ser. B	1,601,073
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
1,500,000	6.100%, 10/1/2019[a,c]	1,732,035
	Burke County Development Auth. Pollution Control Rev. (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Ser. C	6,384,360
	Cherokee County, GA Water and Sewerage (NATL-RE Insured)
4,875,000	5.500%, 8/1/2018[c]	5,275,189
	Milledgeville and Baldwin County Development Auth. Rev. (Georgia College and State University Foundation Property III, LLC Student Housing System)
2,500,000	5.500%, 9/1/2024[a]	2,534,750

	Total	19,686,392

Hawaii (1.6%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,365,949
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,072,720
5,395,000	5.250%, 11/15/2037	5,736,827
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,000,000	5.000%, 8/1/2028, AMT	1,090,650
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,558,960
	Honolulu, HI Board of Water Supply Water System Rev. (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Ser. Ac	5,294,450

	Total	23,119,556

Illinois (8.8%)
	Broadview, Cook County, IL Tax Increment Rev.
350,000	5.375%, 7/1/2015	350,343
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	11,032,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Illinois (8.8%) - continued
	Chicago Tax Increment Allocation (Near South Redevelopment) (ACA Insured)
$7,200,000	Zero Coupon, 11/15/2014, Ser. Ac	$7,133,400
	Chicago, IL Midway International Airport Rev.
1,120,000	5.000%, 1/1/2026, Ser. A, AMT	1,244,130
2,000,000	5.000%, 1/1/2034, Ser. Ba,b	2,039,300
	Cook County, IL Community Consolidated School District No. 15 Limited Tax Capital Appreciation School G.O. (NATL-RE Insured)
1,000,000	Zero Coupon, 12/1/2014[a,c]	998,330
	Cook County, IL School District No. 99 (Cicero) G.O. School (NATL-RE Insured)
1,565,000	8.500%, 12/1/2014[c]	1,599,023
1,815,000	8.500%, 12/1/2016[c]	2,073,728
	Illinois Educational Fac. Auth. Rev. (Northwestern University)
4,900,000	5.250%, 11/1/2032[a]	5,208,553
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. A	4,651,612
	Illinois Finance Auth. Rev. (Rush University Medical Center)
5,000,000	7.250%, 11/1/2038, Ser. A	5,859,200
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
2,390,000	5.000%, 3/1/2034, Ser. A	2,583,662
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured)
2,020,000	5.250%, 11/1/2035, Ser. Bc	2,114,213
	Illinois G.O.
5,000,000	5.000%, 3/1/2027	5,224,000
1,500,000	5.500%, 7/1/2033	1,610,130
1,750,000	5.500%, 7/1/2038	1,862,630
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
2,045,000	6.000%, 4/1/2018, Ser. Cc	2,258,478
	Illinois Health Fac. Auth. Rev. Refg. (Thorek Hospital and Medical Center)
2,620,000	5.250%, 8/15/2018	2,627,336
	Illinois Sales Tax Rev. (Build Illinois) (NATL-RE Insured)
7,975,000	5.750%, 6/15/2018, 2nd Ser.[c]	9,326,762
	Joliet Regional Port District, IL Marine Terminal Rev. Refg. (Exxon)
6,850,000	0.050%, 10/1/2024[b]	6,850,000
	McHenry and Lake Counties G.O. School (AGM Insured)
840,000	9.000%, 12/1/2017[c]	953,644
2,195,000	9.000%, 12/1/2017[a,c]	2,525,830
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
885,000	5.500%, 6/15/2015, Ser. Ac	918,187

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Illinois (8.8%) - continued
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured) - continued
$17,605,000	Zero Coupon, 6/15/2020, Ser. Ac	$15,044,177
7,000,000	5.500%, 6/15/2020, Ser. Bc	7,745,990
3,100,000	Zero Coupon, 6/15/2024, Ser. Ac	2,130,444
2,000,000	Zero Coupon, 12/15/2024, Ser. Ac	1,341,740
	Railsplitter Tobacco Settlement Auth. Tobacco Settlement Rev.
6,340,000	5.000%, 6/1/2017	7,012,040
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
2,545,000	6.700%, 11/1/2021, Ser. Ac	2,919,904
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	9,895,140
	University of Illinois Auxiliary Fac. System Rev.
2,500,000	5.750%, 4/1/2038, Ser. A	2,838,425

	Total	129,972,473

Indiana (2.3%)
	East Chicago Elementary School Building Corporation, Lake County, IN First Mortgage Refg.
295,000	6.250%, 1/5/2016	297,994
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. D	7,757,750
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. A	1,733,760
	Indiana Finance Auth. Private Activity (Ohio River Bridges East End Crossing)
1,000,000	5.000%, 1/1/2019, Ser. B, AMT	1,076,710
	Indiana Health and Educational Fac. Financing Auth. Health System Rev. Refg. (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
450,000	5.250%, 5/15/2041, Ser. Ec	477,675
	Indiana Municipal Power Agency Rev.
1,750,000	5.250%, 1/1/2034, Ser. A	1,951,338
	Indiana Municipal Power Agency Supply System Rev.
4,155,000	5.000%, 1/1/2042, Ser. A	4,375,215
	Indiana Transportation Finance Auth. Highway Rev.
125,000	6.800%, 12/1/2016, Ser. A	135,280
	Indiana Transportation Finance Auth. Highway Rev. (NATL-RE-IBC Insured)
710,000	7.250%, 6/1/2015, Ser. Ac	725,279

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Indiana (2.3%) - continued
	Indianapolis Local Public Improvement Bank Rev. (Waterworks)
$5,000,000	5.750%, 1/1/2038, Ser. A	$5,449,050
	Knox County, IN Economic Development Rev. Refg.
2,850,000	5.000%, 4/1/2037, Ser. A	2,933,818
6,965,000	5.000%, 4/1/2042, Ser. A	7,147,135

	Total	34,061,004

Iowa (0.6%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
3,165,000	5.400%, 6/1/2029	3,361,673
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,324,235
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Ser. A	3,811,941

	Total	8,497,849

Kansas (0.3%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,750,068
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
55,000	6.700%, 6/1/2029, Ser. A-2	56,580

	Total	3,806,648

Kentucky (1.7%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. A	6,588,834
	Kentucky Public Transportation Infrastructure Auth. Subordinate Toll Rev. (Downtown Crossing)
5,000,000	5.000%, 7/1/2017, Ser. A	5,550,000
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. A	5,744,550
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
2,500,000	5.250%, 10/1/2035, Ser. Ac	2,685,225
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	4,009,758

	Total	24,578,367

Louisiana (2.4%)
	City of Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,353,950

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Louisiana (2.4%) - continued
	Lafayette Public Power Auth. Electric Rev.
$375,000	5.000%, 11/1/2022	$440,130
1,520,000	5.000%, 11/1/2031	1,665,920
	Louisiana Public Fac. Auth. Rev. (University of New Orleans Research and Technology Foundation, Inc.-Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[c]	5,066,426
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. B	5,590,450
7,000,000	5.000%, 5/1/2045, Ser. B	7,697,830
	Louisiana Utilities Rev. (Parish of St. Tammany)
2,000,000	5.500%, 8/1/2035, Ser. B	2,312,540
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
1,365,000	5.000%, 4/1/2030, Ser. B, AMT	1,463,962
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,598,580
525,000	5.000%, 4/1/2033, Ser. B, AMT	550,137
	Tobacco Settlement Financing Corporation Rev.
3,620,000	5.000%, 5/15/2024, Ser. A	3,721,831

	Total	35,461,756

Maryland (0.1%)
	Morgan State University Academic Fees and Auxiliary Fac. Fees Rev. Refg. (NATL-RE Insured)
1,010,000	6.050%, 7/1/2015[c]	1,032,079

	Total	1,032,079

Massachusetts (4.6%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev.
6,000,000	5.250%, 7/1/2031, Ser. A	7,488,720
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,358,150
	Massachusetts Development Finance Agency Rev.
3,000,000	5.000%, 7/1/2042, Ser. J	3,314,880
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	831,428
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	19,741,868
	Massachusetts Health and Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	6,788,988
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	8,869,131

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Massachusetts (4.6%) - continued
	Massachusetts School Building Auth. Sales Tax Refg.
$6,900,000	5.000%, 8/15/2029, Ser. B	$8,016,834
	Massachusetts Water Pollution Abatement Trust Pool Program Refg.
5,000,000	5.000%, 8/1/2024	6,188,600

	Total	67,598,599

Michigan (1.9%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
2,000,000	5.700%, 4/1/2020	2,240,680
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,066,570
	Grand Valley State University General Rev.
1,045,000	5.750%, 12/1/2034	1,143,199
	Kalamazoo Hospital Finance Auth. Hospital Rev. (AGM Insured)
4,000,000	5.250%, 5/15/2036[c]	4,221,640
	Kalamazoo Hospital Finance Auth. Hospital Rev. Refg. (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Ser. Ac	3,449,322
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,082,193
	Michigan State Hospital Finance Auth. Hospital Rev. Refg. (Sisters of Mercy Health Corporation) (NATL-RE Insured)
525,000	5.375%, 8/15/2014, Ser. Pa,c	525,761
20,000	5.375%, 8/15/2014, Ser. Pa,c	19,961
	Michigan State Trunk Line Fund Refg. (AGM Insured)
5,000,000	5.000%, 11/1/2022[c]	5,273,650
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	5,287,320

	Total	28,310,296

Minnesota (2.3%)
	Baytown Township, MN Lease Rev. (St.Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Ser. A	1,043,720
	Minnesota Agricultural and Economic Development Board Health Care System Rev. (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Ser. Ac	85,258
	Minnesota Higher Education Fac. Auth. Rev.
1,575,000	5.250%, 12/1/2035, Ser. H	1,701,347

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Minnesota (2.3%) - continued
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
$1,800,000	6.300%, 12/1/2040, Ser. 7J	$1,963,242
	Minnesota Higher Education Fac. Auth. Rev. (University of St. Thomas)
530,000	5.250%, 10/1/2019, Ser. 5-Y	533,593
	North Oaks, MN Senior Housing Rev. (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,133,860
	Northern Municipal Power Agency, MN Electric System Rev. (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Ser. Ac	2,171,080
	Rochester MN Health Care Fac. Rev. Olmsted Medical Center
1,000,000	5.875%, 7/1/2030	1,125,680
	Shakopee Independent School District No. 720 G.O. School Building Crossover Refg.
1,425,000	5.000%, 2/1/2018	1,624,700
	St. Cloud, MN Health Care Refg. Rev. (CentraCare Health System)
2,040,000	5.125%, 5/1/2030, Ser. A	2,264,624
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services)
1,000,000	5.750%, 7/1/2030, Ser. C	1,099,830
5,745,000	5.750%, 7/1/2039	6,309,216
	St. Paul, MN Housing and Redevelopment Auth. Educational Fac. Rev. Refg. (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,252,640
	St. Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners)
230,000	5.250%, 5/15/2019	249,237
1,500,000	5.250%, 5/15/2036	1,573,365
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,866,741
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,139,070
1,000,000	5.000%, 1/1/2034, Ser. A	1,134,740
300,000	5.000%, 1/1/2035, Ser. A	339,129
1,000,000	5.000%, 1/1/2040, Ser. A	1,109,150
	Winona, MN Health Care Fac. Rev.
500,000	5.000%, 7/1/2034	517,375

	Total	34,237,597

Mississippi (0.4%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,770,282

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Mississippi (0.4%) - continued
	Mississippi Development Bank S.O., Desoto County Highway Construction Project
$3,180,000	5.000%, 1/1/2030	$3,581,380

	Total	5,351,662

Missouri (1.1%)
	Jackson County, MO Special Obligation Rev. (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[c]	8,077,050
	Missouri State Environmental Improvement and Energy Resources Auth. Water Pollution Rev.
175,000	5.250%, 1/1/2018	175,553
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (BJC Health System)
2,500,000	5.000%, 5/15/2020, Ser. A	2,591,800
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	904,632
925,000	5.000%, 2/15/2022	1,043,511
1,680,000	5.000%, 2/15/2034	1,751,635
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
900,000	5.000%, 7/1/2016, AMT	972,945
1,000,000	5.000%, 7/1/2032, AMT	1,034,260

	Total	16,551,386

Montana (0.2%)
	Montana Fac. Finance Auth. Rev. (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	3,056,230

	Total	3,056,230

Nebraska (0.9%)
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	2,103,220
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,772,800
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,458,163
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,105,320
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,354,634
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. B	1,797,096

	Total	12,591,233

Principal Amount	Long-Term Fixed Income (99.3%)	Value

New Hampshire (0.2%)
	New Hampshire State Turnpike System Rev. Refg.
$1,000,000	5.000%, 2/1/2017, Ser. B	$1,101,990
2,000,000	5.000%, 10/1/2019	2,326,560

	Total	3,428,550

New Jersey (1.2%)
	Hudson County, NJ Refg. C.O.P. (NATL-RE Insured)
2,000,000	6.250%, 12/1/2015[c]	2,150,800
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. A	1,112,810
	New Jersey G.O. (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Ser. Lc	1,155,150
	New Jersey Transportation Trust Fund Auth. Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,673,895
	New Jersey Transportation Trust Fund Auth. Transportation System Rev. (AGM Insured)
5,000,000	5.500%, 12/15/2016, Ser. Ac	5,542,300
	New Jersey Turnpike Auth. Turnpike Rev. (AMBAC-TCRS Insured)
485,000	6.500%, 1/1/2016, Ser. Cc	526,278
260,000	6.500%, 1/1/2016, Ser. Ca,c	282,516
1,285,000	6.500%, 1/1/2016, Ser. Ca,c	1,325,645
260,000	6.500%, 1/1/2016, Ser. Ca,c	282,708
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	3,917,760

	Total	17,969,862

New Mexico (0.9%)
	Jicarilla, NM Apache Nation Rev.
3,500,000	5.500%, 9/1/2023, Ser. Ae	3,500,315
	Sandoval County, NM Incentive Payment Refg. Rev.
9,000,000	5.000%, 6/1/2020[a]	9,357,750

	Total	12,858,065

New York (6.7%)
	Metropolitan Transportation Auth. State Service Contract Refg.
5,000,000	5.500%, 7/1/2017, Ser. A	5,687,500
	New York City G.O.
5,000	5.250%, 8/1/2017[a]	5,000
11,995,000	5.250%, 8/1/2017	11,995,480
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
11,155,000	5.750%, 6/15/2040, Ser. A	12,732,874
3,250,000	5.375%, 6/15/2043, Ser. EE	3,794,180
	New York City Transitional Finance Auth. Future Tax Secured Rev.
12,505,000	5.000%, 11/1/2021	15,067,900
15,000,000	5.000%, 11/1/2033, Ser. D-1	16,980,000
	New York City Trust for Cultural Resources Refg. Rev. (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Ser. A	2,267,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

New York (6.7%) - continued
	New York State Dormitory Auth. State Personal Income Tax Rev.
$5,125,000	5.000%, 2/15/2029, Ser. A	$5,784,997
	New York State Dormitory Auth. State University Educational Fac. Rev.
5,000,000	5.875%, 5/15/2017, Ser. A	5,524,900
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	11,078,700
	New York State Local Government Assistance Corporation Refg. (NATL-RE-IBC Insured)
2,000,000	5.250%, 4/1/2016, Ser. Ec	2,114,720
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1	4,294,152
	Port Authority of New York and New Jersey Consolidated Rev.
1,125,000	5.000%, 12/1/2024, AMT	1,304,764

	Total	98,632,393

North Carolina (2.1%)
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,097,820
1,000,000	5.000%, 4/1/2033	1,093,940
	North Carolina Eastern Municipal Power Agency Power System Rev.
7,190,000	5.250%, 1/1/2020, Ser. A	8,097,090
2,580,000	5.000%, 1/1/2021, Ser. A	2,989,317
2,000,000	5.000%, 1/1/2026, Ser. B	2,212,600
1,475,000	6.000%, 1/1/2026, Ser. Aa	1,894,431
	North Carolina Eastern Municipal Power Agency Power System Rev. Refg.
2,500,000	5.000%, 1/1/2017, Ser. D	2,745,250
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.
3,200,000	5.000%, 1/1/2025, Ser. A	3,650,752
1,250,000	5.000%, 1/1/2030, Ser. A	1,398,963
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,342,648

	Total	30,522,811

North Dakota (0.7%)
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,692,370
	South Central Regional Water District, ND Utility System Rev. (Refg. and Northern Burleigh County Expansion)
2,945,000	5.650%, 10/1/2029, Ser. Aa	2,969,944
	Ward County, ND Health Care Fac. Refg. Rev. (Trinity)
2,315,000	6.250%, 7/1/2021, Ser. B	2,318,472

Principal Amount	Long-Term Fixed Income (99.3%)	Value

North Dakota (0.7%) - continued
	Ward County, ND Health Care Fac. Rev. (Trinity)
$2,895,000	5.125%, 7/1/2025	$2,945,547

	Total	9,926,333

Ohio (4.7%)
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,203,370
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	14,128,708
	City of Toledo, OH Water System Rev. Improvements and Refg.
2,500,000	5.000%, 11/15/2038	2,755,350
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,614,491
	Cuyahoga County G.O. Capital Improvement and Refg.
2,540,000	5.000%, 12/1/2021, Ser. A	2,987,065
	Kent State University General Receipts Rev.
350,000	5.000%, 5/1/2017, Ser. A	388,328
1,500,000	5.000%, 5/1/2037, Ser. A	1,640,670
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,250,000	5.125%, 8/15/2025	1,367,425
1,750,000	5.500%, 8/15/2030	1,922,900
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,749,168
	Ohio Higher Educational Fac. Commission Rev. (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Ser. B	2,323,900
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,061,562
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,516,250
	Ohio State Turnpike Commission Rev.
8,000,000	Zero Coupon, 2/15/2034[d]	6,043,600
	Ohio Turnpike Commission Turnpike Rev. Refg. (NATL-RE Insured)
2,000,000	5.500%, 2/15/2024, Ser. Ac	2,450,700
10,000,000	5.500%, 2/15/2026, Ser. Ac	12,355,100
	Port of Greater Cincinnati Development Auth. Economic Development Rev. (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,868,597

	Total	69,377,184

Oklahoma (0.4%)
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,274,320

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Oklahoma (0.4%) - continued
	Oklahoma Municipal Power Auth. Power Supply System Rev.
$1,620,000	6.000%, 1/1/2038, Ser. A	$1,833,419
	Oklahoma State Turnpike Auth.
500,000	5.000%, 1/1/2028, Ser. A	563,770

	Total	5,671,509

Oregon (0.2%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. A	323,766
	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O.
5,000,000	Zero Coupon, 6/15/2028, Ser. B	3,120,600

	Total	3,444,366

Pennsylvania (3.8%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Ser. B	3,423,930
2,100,000	5.625%, 8/15/2039	2,337,846
	Beaver County Industrial Development Auth. Pollution Control Rev. Refg. (FirstEnergy Generation)
3,000,000	2.700%, 4/1/2035, Ser. Ab	3,027,090
5,000,000	2.500%, 12/1/2041, Ser. Bb	5,035,550
	Cornwall-Lebanon School District, Lebanon County, PA G.O. Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[c]	1,949,300
1,520,000	Zero Coupon, 3/15/2017[c]	1,449,016
	Cumberland County Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027	2,841,080
2,065,000	6.125%, 1/1/2029	2,250,127
2,455,000	5.000%, 1/1/2036	2,490,966
	Lycoming County Auth. Health System Rev. (Susquehanna Health System)
6,820,000	5.750%, 7/1/2039, Ser. A	7,231,246
	Pennsylvania Economic Development Financing Auth. Unemployment Compensation Rev.
3,000,000	5.000%, 7/1/2020, Ser. B	3,502,500
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
8,250,000	Zero Coupon, 6/1/2033, Ser. Cc,d	9,313,837
10,070,000	6.250%, 6/1/2038, Ser. Cc	11,231,474

	Total	56,083,962

South Carolina (2.7%)
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	6,951,913

Principal Amount	Long-Term Fixed Income (99.3%)	Value

South Carolina (2.7%) - continued
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
$10,005,000	5.000%, 11/1/2021	$12,130,762
	Greenwood County, SC Hospital Fac. Refg. Rev.
1,120,000	5.000%, 10/1/2024, Ser. B	1,263,987
2,890,000	5.000%, 10/1/2031, Ser. B	3,128,339
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,429,685
	Piedmont, SC Municipal Power Agency Electric Rev. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	4,930,600
	South Carolina Public Service Auth. Rev. Obligations (Santee Cooper)
3,855,000	5.500%, 1/1/2038, Ser. A	4,341,385
	South Carolina State Public Service Auth. Rev.
4,500,000	5.000%, 12/1/2049, Ser. A	4,801,995

	Total	39,978,666

South Dakota (0.2%)
	South Dakota Health and Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023	1,114,950
820,000	5.000%, 9/1/2025	903,706
	South Dakota Health and Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,338,362

	Total	3,357,018

Tennessee (0.4%)
	Jackson, TN Hospital Rev. Refg. and Improvement (Jackson- Madison County General Hospital)
2,060,000	5.625%, 4/1/2038	2,250,303
3,450,000	5.750%, 4/1/2041	3,778,509

	Total	6,028,812

Texas (10.8%)
	Alliance Airport Auth., Inc. Special Fac. Rev. Refg. (Federal Express Corporation)
10,425,000	4.850%, 4/1/2021, AMT	10,792,064
	Amarillo Health Fac. Corporation Hospital Rev. (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[a,c]	2,242,920
	Bexar County Housing Finance Corporation Multifamily Housing Rev. (Dymaxion and Marbach Park Apartments) (NATL-RE Insured)
1,930,000	6.000%, 8/1/2023, Ser. Ac	1,901,069
	Clifton Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. A	4,500,480

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Texas (10.8%) - continued
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
$1,000,000	5.000%, 8/15/2042	$1,044,320
2,000,000	6.000%, 8/15/2043	2,269,760
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,491,200
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[a,c]	11,958,600
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
3,000,000	0.050%, 6/1/2020[b]	3,000,000
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Ser. Ba	2,544,441
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
1,000,000	0.050%, 3/1/2024[b]	1,000,000
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	5,322,940
	Harris County, TX Toll Road Rev. Refg.
6,500,000	5.250%, 8/15/2047, Ser. B	7,118,085
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Aa,c	13,733,800
	Lewisville Independent School District, Denton County, TX Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	4,905,745
	Lower Colorado River Auth. Rev. Refg. (AGM Insured)
215,000	5.875%, 5/15/2015, Ser. Ac	215,875
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC - Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,085,230
	North East Independent School District, Bexar County, TX Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,278,450
2,000,000	5.250%, 2/1/2029[c]	2,522,940
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,650,435
	North Texas Tollway Auth. Rev.
5,000,000	5.000%, 1/1/2042, Ser. B	5,337,400

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Texas (10.8%) - continued
	North Texas Tollway Auth. Rev. (Special Proj. System)
$15,000,000	5.000%, 9/1/2030, Ser. D	$16,908,750
	North Texas Tollway Auth. System Rev. Refg.
1,000,000	5.625%, 1/1/2033, Ser. A	1,112,810
	North Texas Tollway Auth. System Rev. Refg. (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Dc	2,879,150
	Northside Independent School District School Building G.O. (PSF-GTD Insured)
4,865,000	1.350%, 6/1/2033[b,c]	4,821,847
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. A	2,837,825
2,000,000	6.500%, 8/15/2039, Ser. A	2,280,320
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. A	2,346,260
	San Leanna Education Fac. Corporation Higher Education Rev. (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,201,018
1,000,000	5.125%, 6/1/2027	1,023,250
	Socorro, TX Independent School District G.O. Refg. (PSF-GTD Insured)
2,000,000	5.000%, 8/15/2034[c]	2,222,540
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,340,538
	Southwest Higher Education Auth., Inc., Higher Education Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,853,799
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGM Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,382,013
2,000,000	5.250%, 9/1/2027, Ser. Bc	2,202,320
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,097,220
	Tarrant County Cultural Education Fac. Finance Corporation Refg. Rev. (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Ser. A	2,193,400
	Texas College Student Loan G.O.
1,900,000	5.000%, 8/1/2017, AMT	2,141,243
	Texas Transportation Commission Central Texas Turnpike System Rev. Refg.
2,000,000	1.250%, 8/15/2042, Ser. Bb	2,006,200

	Total	158,766,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Utah (1.1%)
	Riverton, UT Hospital Rev.
$3,010,000	5.000%, 8/15/2041	$3,229,369
	Utah Associated Municipal Power Systems Rev. Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,412,320
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
3,175,000	5.000%, 5/15/2043	3,438,080
1,610,000	5.000%, 5/15/2045, Ser. Af	1,790,095
	Utah State Charter School Finance Auth. Charter School Rev. (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,072,050

	Total	15,941,914

Virginia (1.5%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. C	1,115,230
	Fairfax County, VA Industrial Development Auth. Hospital Rev. Refg. (Inova Health System Hospitals)
2,510,000	5.250%, 8/15/2019	2,837,404
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	11,178,900
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040	2,103,680
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
4,500,000	6.000%, 1/1/2037, AMT	4,963,545

	Total	22,198,759

Washington (4.9%)
	Franklin County, WA Pasco School District No. 1 U.T.G.O. (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[a,c]	6,533,520
	FYI Properties Lease Rev. (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,907,309
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	761,281
1,000,000	5.000%, 6/1/2020, AMT	1,144,550
	Snohomish County School District No. 15 Edmonds
1,000,000	5.000%, 12/1/2033	1,148,820
	State of Washington Various Purpose G.O.
5,390,000	5.000%, 8/1/2021, Ser. A	6,463,095
12,095,000	5.000%, 8/1/2030, Ser. A	13,998,874
	Tobacco Settlement Auth. WA Rev. Refg.
3,645,000	5.000%, 6/1/2024	3,724,898
	Washington Economic Development Finance Auth. Lease Rev. (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[a,c]	5,975,240

Principal Amount	Long-Term Fixed Income (99.3%)	Value

Washington (4.9%) - continued
	Washington G.O.
$1,140,000	6.750%, 2/1/2015, Ser. A	$1,177,039
	Washington G.O. (AGM Insured)
5,000,000	5.000%, 7/1/2021, Ser. 2007Aa,c	5,441,150
	Washington Health Care Fac. Auth. Rev.
2,500,000	5.250%, 12/1/2030	2,701,900
5,000,000	5.250%, 10/1/2032, Ser. A	5,539,850
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038	6,003,784
	Washington Higher Education Fac. Auth. Refg. Rev. (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Ser. B	5,548,863
	Washington Higher Education Fac. Auth. Rev. and Refg. Rev. (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,455,365
1,000,000	5.625%, 10/1/2040	1,064,430

	Total	71,589,968

Wisconsin (0.9%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ac	3,232,440
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039	3,760,768
	Wisconsin Health and Educational Fac. Auth. Rev. (Marquette University)
1,125,000	5.000%, 10/1/2033, Ser. B-1	1,209,960
	Wisconsin Health and Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,310,000	5.500%, 12/15/2038, Ser. A	5,751,898

	Total	13,955,066

Wyoming (1.3%)
	Lincoln County, WY Pollution Control Rev. (Exxon)
2,200,000	0.050%, 11/1/2014, Ser. Cb	2,200,000
2,585,000	0.050%, 11/1/2014, Ser. Db	2,585,000
5,400,000	0.050%, 11/1/2014, Ser. Ab	5,400,000
	Wyoming Municipal Power Agency Power Supply System Rev.
3,270,000	5.375%, 1/1/2042, Ser. A	3,563,842
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
5,175,000	5.750%, 10/1/2020	5,681,995

	Total	19,430,837

	Total Long-Term Fixed Income (cost $1,356,580,215)	1,465,457,973

	Total Investments (cost $1,356,580,215) 99.3%	$1,465,457,973

	Other Assets and Liabilities, Net 0.7%	10,195,297

	Total Net Assets 100.0%	$1,475,653,270

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2014.
e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Municipal Bond Fund owned as of July 31, 2014.

Security	Acquisition Date	Cost

Jicarilla, NM Apache Nation Rev., 9/1/2023	10/23/2003	$3,532,509

f	Denotes investments purchased on a when-issued or delayed delivery basis.

Definitions:

ACA	-	American Capital Access Holding, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance
Corporation
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
CR	-	Custodial Receipts
C.O.P.	-	Certificate of Participation
Fac.	-	Facility/Facilities
FGIC	-	Financial Guaranty Insurance Company
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee
Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
TCRS	-	Temporary Custodial Receipts
U.T. G.O.	-	Unlimited Tax General Obligation
VA MTGS	-	Department of Veterans’ Affairs - Mortgages
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$112,040,225
Gross unrealized depreciation	(3,162,467)

Net unrealized appreciation (depreciation)	$108,877,758

Cost for federal income tax purposes	$1,356,580,215

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Municipal Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Education	180,090,890	–	180,090,890	–
Electric Revenue	44,763,550	–	44,763,550	–
Escrowed/Pre-refunded	124,071,222	–	124,071,222	–
General Obligation	262,489,114	–	262,489,114	–
Health Care	181,185,650	–	181,185,650	–
Housing Finance	5,474,733	–	5,474,733	–
Industrial Development Revenue	39,344,943	–	39,344,943	–
Other Revenue	239,880,154	–	239,880,154	–
Tax Revenue	72,978,463	–	72,978,463	–
Transportation	239,622,040	–	239,622,040	–
Water & Sewer	75,557,214	–	75,557,214	–

Total	$1,465,457,973	$–	$1,465,457,973	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Government Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (97.7%)	Value

Asset-Backed Securities (1.9%)
	Education Loan Asset-Backed Trust I
$103,345	0.605%, 6/25/2022[a,b]	$103,300
	Northstar Education Finance, Inc.
791,711	0.855%, 12/26/2031[a,b]	792,447
	U.S. Small Business Administration
1,000,000	3.191%, 3/10/2024	1,034,872

	Total	1,930,619

Collateralized Mortgage Obligations (0.5%)
	NCUA Guaranteed Notes
506,803	0.603%, 10/7/2020[b]	509,460

	Total	509,460

Commercial Mortgage-Backed Securities (1.5%)
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
462,672	0.727%, 12/25/2016	459,525
	Federal National Mortgage Association
782,971	0.953%, 11/25/2015	786,892
	Government National Mortgage Association
210,845	2.164%, 3/16/2033	211,843
96,937	3.214%, 1/16/2040	98,217

	Total	1,556,477

Financials (6.1%)
	Achmea Hypotheekbank NV
608,000	3.200%, 11/3/2014[a]	612,347
	Bank of Montreal
750,000	2.625%, 1/25/2016[a]	772,528
	Canadian Imperial Bank of Commerce
1,000,000	2.600%, 7/2/2015[a]	1,020,279
	National Bank of Canada
500,000	2.200%, 10/19/2016[a]	514,233
	North American Development Bank
500,000	2.300%, 10/10/2018	504,851
	Private Export Funding Corporation
1,000,000	1.375%, 2/15/2017	1,008,804
1,000,000	2.050%, 11/15/2022	945,151
	SpareBank 1 Boligkreditt AS
500,000	1.250%, 5/2/2018[a]	490,990
	USAA Capital Corporation
350,000	2.125%, 6/3/2019[a]	349,734

	Total	6,218,917

Foreign Government (6.5%)
	Bank of England
1,000,000	0.875%, 3/17/2017[a]	998,091
	Denmark Government International Bond
1,000,000	0.375%, 4/25/2016[a]	997,140
	Export Development Canada
1,000,000	0.750%, 12/15/2017	982,375
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	502,696

Principal Amount	Long-Term Fixed Income (97.7%)	Value

Foreign Government (6.5%) - continued
	Inter-American Development Bank
$1,000,000	0.875%, 3/15/2018	$980,752
500,000	3.000%, 10/4/2023	517,485
600,000	4.375%, 1/24/2044	657,761
	International Finance Corporation
500,000	0.500%, 5/16/2016	499,161
	Kommunalbanken AS
500,000	2.750%, 5/5/2015[a]	509,267

	Total	6,644,728

Mortgage-Backed Securities (6.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
350,000	3.000%, 8/1/2029[c]	360,008
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
350,000	4.000%, 8/1/2044[c]	367,358
	Federal National Mortgage Association Conventional 15-yr. Pass Through
1,175,000	3.500%, 8/1/2029[c]	1,238,322
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,400,000	3.500%, 8/1/2044[c]	1,426,403
1,125,000	4.000%, 8/1/2044[c]	1,182,801
1,550,000	4.500%, 8/1/2044[c]	1,668,830

	Total	6,243,722

Technology (0.5%)
	Micron Semiconductor Asia Pte, Ltd.
540,000	1.258%, 1/15/2019	539,251

	Total	539,251

U.S. Government and Agencies (73.6%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,019,300
1,000,000	2.000%, 7/27/2016	1,026,494
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	468,601
	Federal Home Loan Bank
5,575,000	0.875%, 5/24/2017	5,552,622
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	970,080
1,000,000	1.250%, 10/2/2019	966,055
6,000,000	1.375%, 5/1/2020	5,785,086
3,000,000	2.375%, 1/13/2022	2,978,865
	Federal National Mortgage Association
110,000	0.625%, 8/26/2016	109,945
500,000	1.375%, 11/15/2016	506,934
5,950,000	0.875%, 5/21/2018	5,846,946
2,000,000	1.875%, 2/19/2019	2,011,952
1,250,000	6.250%, 5/15/2029	1,683,941
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,479,500
	U.S. Treasury Bonds
2,125,000	7.625%, 2/15/2025	3,122,422
850,000	6.500%, 11/15/2026	1,185,883

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Government Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (97.7%)	Value

U.S. Government and Agencies (73.6%) - continued
	U.S. Treasury Bonds, TIPS
$3,045,507	0.125%, 4/15/2019	$3,110,227
347,036	2.375%, 1/15/2025	419,019
357,678	2.125%, 2/15/2040	458,611
1,579,079	0.750%, 2/15/2042	1,501,482
	U.S. Treasury Notes
500,000	3.250%, 3/31/2017	531,289
50,000	0.750%, 6/30/2017	49,641
2,900,000	0.875%, 7/15/2017[d]	2,889,125
2,000,000	0.750%, 2/28/2018	1,958,906
1,000,000	2.375%, 6/30/2018	1,034,688
1,000,000	1.125%, 4/30/2020	953,750
600,000	1.875%, 6/30/2020	595,640
9,000,000	2.000%, 7/31/2020	8,991,558
2,830,000	1.625%, 8/15/2022	2,675,012
3,800,000	1.750%, 5/15/2023	3,583,579
2,500,000	2.500%, 8/15/2023	2,504,103
2,500,000	2.750%, 2/15/2024	2,546,875
2,000,000	3.625%, 2/15/2044	2,121,250
	U.S. Treasury Notes, TIPS
919,607	0.125%, 1/15/2022	921,188
3,859,406	0.125%, 1/15/2023	3,831,367

	Total	75,391,936

Utilities (1.0%)
	John Sevier Combined Cycle Generation, LLC
966,973	4.626%, 1/15/2042	1,046,682

	Total	1,046,682

	Total Long-Term Fixed Income (cost $99,153,617)	100,081,792

Shares	Collateral Held for Securities Loaned (2.5%)	Value

2,543,750	Thrivent Cash Management Trust	2,543,750

	Total Collateral Held for Securities Loaned (cost $2,543,750)	2,543,750

Shares or Principal Amount	Short-Term Investments (8.0%)[e]	Value

	Thrivent Cash Management Trust
8,256,220	0.050%	8,256,220

	Total Short-Term Investments (at amortized cost)	8,256,220

	Total Investments (cost $109,953,587) 108.2%	$110,881,762

	Other Assets and Liabilities, Net (8.2%)	(8,426,982)

	Total Net Assets 100.0%	$102,454,780

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2014, the value of these investments was $7,160,356 or 7.0% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security is on loan. e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,965,048
Gross unrealized depreciation	(1,036,873)

Net unrealized appreciation (depreciation)	$928,175

Cost for federal income tax purposes	$109,953,587

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Government Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,930,619	–	1,930,619	–
Collateralized Mortgage Obligations	509,460	–	509,460	–
Commercial Mortgage-Backed Securities	1,556,477	–	1,556,477	–
Financials	6,218,917	–	6,218,917	–
Foreign Government	6,644,728	–	6,644,728	–
Mortgage-Backed Securities	6,243,722	–	6,243,722	–
Technology	539,251	–	539,251	–
U.S. Government and Agencies	75,391,936	–	75,391,936	–
Utilities	1,046,682	–	1,046,682	–
Collateral Held for Securities Loaned	2,543,750	2,543,750	–	–
Short-Term Investments	8,256,220	8,256,220	–	–
Total	$110,881,762	$10,799,970	$100,081,792	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2013	Gross Purchases	Gross Sales	Shares Held at July 31, 2014	Value July 31, 2014	Income Earned November 1, 2013 - July 31, 2014
Cash Management Trust- Collateral Investment	$6,897,500	$29,901,615	$34,255,365	2,543,750	$2,543,750	$10,990
Cash Management Trust- Short Term Investment	5,744,452	24,264,893	21,753,125	8,256,220	8,256,220	2,985
Total Value and Income Earned	12,641,952				10,799,970	13,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.9%)[a]	Value

Basic Materials (0.3%)
	Arch Coal, Inc., Term Loan
$554,353	6.250%, 5/16/2018	$542,673
	Fortescue Metals Group, Ltd., Term Loan
871,200	3.750%, 6/30/2019	865,755
	Ineos Group Holdings, Ltd., Term Loan
924,749	3.750%, 5/4/2018	918,072

	Total	2,326,500

Capital Goods (0.3%)
	ADS Waste Holdings, Inc., Term Loan
922,089	3.750%, 10/9/2019	915,431
	Berry Plastics Group, Inc., Term Loan
701,125	3.500%, 2/8/2020	692,158
	Rexnord, LLC, Term Loan
555,800	4.000%, 8/21/2020	554,333
	Silver II Borrower, Term Loan
538,978	4.000%, 12/13/2019	536,170

	Total	2,698,092

Communications Services (1.8%)
	Cincinnati Bell, Inc., Term Loan
277,900	4.000%, 9/10/2020	277,033
	Clear Channel Communications, Inc., Term Loan
9,234	3.805%, 1/29/2016	9,134
755,234	6.905%, 1/30/2019	740,008
170,532	7.655%, 7/30/2019	169,840
	Fairpoint Communications, Term Loan
222,743	7.500%, 2/14/2019	229,390
	Grande Communications Networks, LLC, Term Loan
702,902	4.500%, 5/29/2020	702,024
	Hargray Communications Group, Inc., Term Loan
925,650	4.750%, 6/26/2019	927,270
	Integra Telecom Holdings, Inc., Term Loan
899,120	5.250%, 2/22/2019	901,089
	Intelsat Jackson Holdings SA, Term Loan
826,076	3.750%, 6/30/2019	822,830
	Level 3 Communications, Inc., Term Loan
225,000	4.000%, 8/1/2019	224,381
340,000	4.000%, 1/15/2020	338,653
	LTS Buyer, LLC, Term Loan
554,400	4.000%, 4/13/2020	551,744
	McGraw-Hill Global Education, LLC, Term Loan
638,845	5.750%, 3/22/2019	643,770
	NEP/NCP Holdco, Inc., Term Loan
701,143	4.250%, 1/22/2020	699,390
	NTelos, Inc., Term Loan
554,358	5.750%, 11/9/2019	553,432
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,238,835	5.500%, 7/31/2018	1,237,286
	TNS, Inc., Term Loan
857,043	5.000%, 2/14/2020	857,043

Principal Amount	Bank Loans (4.9%)[a]	Value

Communications Services (1.8%) - continued
	Univision Communications, Inc., Term Loan
$899,154	4.000%, 3/1/2020	$893,157
	Virgin Media Investment Holdings, Ltd., Term Loan
910,000	3.500%, 6/7/2020	901,883
	Visant Corporation, Term Loan
395,000	5.250%, 12/22/2016	393,519
	WideOpenWest Finance, LLC, Term Loan
899,120	4.750%, 4/1/2019	900,244
	WMG Acquisition Corporation, Term Loan
704,675	3.750%, 7/1/2020	689,574
	Yankee Cable Acquisition, LLC, Term Loan
882,171	4.250%, 3/1/2020	884,561
	Zayo Group, LLC, Term Loan
897,284	4.000%, 7/2/2019	889,998

	Total	15,437,253

Consumer Cyclical (0.9%)
	Bally Technologies, Inc., Term Loan
216,822	4.250%, 11/25/2020	216,618
	Booz Allen Hamilton, Inc., Term Loan
281,137	3.750%, 7/31/2019	280,552
	Burlington Coat Factory Warehouse Corporation, Term Loan
535,308	4.250%, 2/23/2017	532,407
	Ceridian Corporation, Term Loan
1,089,724	4.405%, 5/9/2017	1,089,550
	Chrysler Group, LLC, Term Loan
700,967	3.500%, 5/24/2017	698,338
	J.C. Penney Corporation, Inc., Term Loan
925,650	6.000%, 5/22/2018	934,083
	MGM Resorts International, Term Loan
779,536	3.500%, 12/20/2019	773,268
	ROC Finance, LLC, Term Loan
704,675	5.000%, 6/20/2019	687,058
	Scientific Games International, Inc., Term Loan
930,325	4.250%, 10/18/2020	914,975
	Seminole Hard Rock Entertainment, Inc., Term Loan
351,450	3.500%, 5/14/2020	349,475
	Seminole Indian Tribe of Florida, Term Loan
647,875	3.000%, 4/29/2020	646,255
	Toys R Us, Inc., Term Loan
554,116	5.250%, 5/25/2018	456,913

	Total	7,579,492

Consumer Non-Cyclical (0.6%)
	Albertsons, Inc., Term Loan
936,138	4.750%, 3/21/2019	935,557
	Biomet, Inc., Term Loan
1,045,843	3.663%, 7/25/2017	1,043,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Bank Loans (4.9%)[a]	Value

Consumer Non-Cyclical (0.6%) - continued
	Del Monte Corporation, Term Loan
$111,247	3.500%, 3/9/2020	$109,231
	JBS USA, LLC, Term Loan
492,252	3.750%, 5/25/2018	491,021
	Roundy’s Supermarkets, Inc., Term Loan
433,157	5.750%, 3/3/2021	430,043
	Supervalu, Inc., Term Loan
1,392,930	4.500%, 3/21/2019	1,388,403
	Van Wagner Communications, LLC, Term Loan
822,067	6.250%, 8/3/2018	827,551

	Total	5,225,620

Energy (0.1%)
	Offshore Group Investment, Ltd., Term Loan
350,563	5.750%, 3/28/2019	348,701
	Pacific Drilling SA, Term Loan
900,900	4.500%, 6/3/2018	899,396

	Total	1,248,097

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
911,625	7.000%, 5/22/2018	924,917
	WaveDivision Holdings, LLC, Term Loan
699,350	4.000%, 10/12/2019	697,021

	Total	1,621,938

Technology (0.4%)
	BMC Software, Inc., Term Loan
1,080,313	5.000%, 9/10/2020	1,072,210
	First Data Corporation, Term Loan
935,000	3.666%, 3/23/2018	926,043
	Freescale Semiconductor, Inc., Term Loan
899,154	4.250%, 2/28/2020	893,912
	SunGard Data Systems, Inc., Term Loan
305,092	4.000%, 3/8/2020	305,183

	Total	3,197,348

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,039,500	3.750%, 6/27/2019	1,038,856

	Total	1,038,856

Utilities (0.2%)
	Calpine Corporation, Term Loan
699,160	4.000%, 4/1/2018	699,657
159,200	4.000%, 10/31/2020	159,171
	Intergen NV, Term Loan
900,900	5.500%, 6/15/2020	904,657

	Total	1,763,485

	Total Bank Loans (cost $42,294,066)	42,136,681

Principal Amount	Long-Term Fixed Income (91.6%)	Value

Asset-Backed Securities (14.2%)
	American Homes 4 Rent
$2,695,983	1.250%, 6/17/2031[b,c]	$2,699,493
	BA Credit Card Trust
3,850,000	0.532%, 6/15/2021[c]	3,850,258
	Bayview Opportunity Master Fund Trust IIB, LP
1,992,895	3.228%, 7/28/2034[d]	1,997,829
	Capital One Multi-Asset Execution Trust
2,250,000	1.260%, 1/15/2020	2,251,359
	Chase Issuance Trust
5,200,000	1.150%, 1/15/2019	5,204,529
	Chesapeake Funding, LLC
1,410,978	0.606%, 5/7/2024[b,c]	1,413,137
1,937,994	0.606%, 1/7/2025[b,c]	1,940,478
	Citibank Credit Card Issuance Trust
4,275,000	0.025%, 2/22/2019	4,256,254
	Countrywide Home Loans, Inc.
365,071	6.085%, 6/25/2021[e]	362,948
	Credit Based Asset Servicing and Securitization, LLC
734,674	3.767%, 12/25/2036	496,133
	Edlinc Student Loan Funding Trust
2,111,359	3.180%, 10/1/2025[c,d]	2,137,751
	Education Loan Asset-Backed Trust I
1,446,823	0.605%, 6/25/2022[b,c]	1,446,196
	Enterprise Fleet Financing, LLC
928,413	0.720%, 4/20/2018[b]	928,858
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[d,f]	1
	Ford Credit Auto Owner Trust
2,875,000	2.260%, 11/15/2025[b]	2,884,499
	FRS, LLC
3,014,493	1.800%, 4/15/2043[d]	2,998,510
	GMAC Mortgage Corporation Loan Trust
484,226	0.335%, 8/25/2035[c,e]	422,808
583,211	5.750%, 10/25/2036[e]	555,714
997,842	0.335%, 12/25/2036[c,e]	864,972
	Golden Credit Card Trust
4,800,000	0.402%, 2/15/2018[b,c]	4,801,502
1,500,000	0.582%, 9/15/2018[b,c]	1,503,864
	Great America Leasing Receivables
2,000,000	0.780%, 6/15/2016[b]	2,002,732
	J.P. Morgan Mortgage Trust
939,261	2.654%, 2/25/2036	838,218
	Master Credit Card Trust
7,000,000	0.780%, 4/21/2017[b]	7,009,002
	Mortgage Equity Conversion Asset Trust
2,044,080	0.600%, 1/25/2042[c,d]	1,737,468
2,075,804	0.580%, 2/25/2042[c,d]	1,660,643
	Motor plc
4,108,433	0.635%, 8/25/2021[b,c]	4,108,429
	Nationstar Agency Advance Funding Trust
2,800,000	0.997%, 2/15/2045[b]	2,796,192
	Nissan Master Owner Trust Receivables
6,000,000	0.452%, 2/15/2018[c]	6,002,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.6%)	Value

Asset-Backed Securities (14.2%) - continued
	Northstar Education Finance, Inc.
$3,166,845	0.855%, 12/26/2031[b,c]	$3,169,787
	Penarth Master Issuer plc
4,500,000	0.546%, 11/18/2017[b,c]	4,505,562
	Renaissance Home Equity Loan Trust
1,520,842	5.608%, 5/25/2036	1,080,704
734,454	5.285%, 1/25/2037	433,219
	Selene Non-Performing Loans, LLC
2,000,000	2.981%, 5/25/2054[d]	1,999,956
	SLM Student Loan Trust
1,630,722	0.304%, 4/27/2020[c]	1,629,831
1,083,278	1.252%, 12/15/2021[b,c]	1,087,391
1,956,138	0.304%, 4/25/2022[c]	1,952,284
1,565,695	0.752%, 8/15/2022[b,c]	1,568,539
2,313,608	0.902%, 10/16/2023[b,c]	2,323,003
1,487,903	0.555%, 3/25/2025[c]	1,489,356
4,243,120	0.675%, 3/25/2026[c]	4,270,378
1,800,000	1.202%, 5/17/2027[b,c]	1,816,672
	U.S. Residential Opportunity Fund Trust
2,076,364	3.466%, 3/25/2034[d]	2,086,628
	Vericrest Opportunity Loan Transferee
1,396,898	3.625%, 3/25/2054[d]	1,404,659
3,807,563	3.125%, 4/27/2054[b]	3,816,553
3,470,882	3.250%, 11/25/2053[b]	3,478,302
2,588,409	3.625%, 11/25/2053[b]	2,612,541
1,403,587	3.625%, 11/25/2053[d]	1,409,328
	Wachovia Asset Securitization, Inc.
629,027	0.295%, 7/25/2037[c,d,e]	562,039
	World Financial Network Credit Card Master Trust
1,800,000	0.532%, 12/15/2019[c]	1,800,844
4,000,000	0.910%, 3/16/2020	3,998,252
	World Omni Auto Receivables Trust
1,250,000	1.330%, 1/15/2018	1,261,319
	World Omni Master Owner Trust
3,600,000	0.502%, 2/15/2018[b,c]	3,603,942

	Total	122,533,680

Basic Materials (0.8%)
	Dow Chemical Company
1,500,000	2.500%, 2/15/2016	1,536,835
	Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375%, 3/15/2018	1,009,102
	Goldcorp, Inc.
1,000,000	3.625%, 6/9/2021	1,012,782
	Kinross Gold Corporation
900,000	5.950%, 3/15/2024[b]	917,699
	Mosaic Company
500,000	4.250%, 11/15/2023	523,969
	Xstrata Finance Canada, Ltd.
1,950,000	2.700%, 10/25/2017[b]	1,997,020

	Total	6,997,407

Capital Goods (0.9%)
	John Deere Capital Corporation
3,000,000	0.333%, 10/8/2014[c]	3,001,002

Principal Amount	Long-Term Fixed Income (91.6%)	Value

Capital Goods (0.9%) - continued
	Precision Castparts Corporation
$1,600,000	1.250%, 1/15/2018	$1,583,691
	Roper Industries, Inc.
1,600,000	1.850%, 11/15/2017	1,606,376
	Textron, Inc.
1,300,000	6.200%, 3/15/2015	1,339,048

	Total	7,530,117

Collateralized Mortgage Obligations (6.4%)
	Alm Loan Funding CLO
3,050,000	1.664%, 10/17/2026[c,d,g]	3,048,475
	American Home Mortgage Assets Trust
1,284,712	1.041%, 11/25/2046[c]	717,509
	Apidos CLO XVIII
3,000,000	1.646%, 7/22/2026[c,d]	2,990,700
	BCAP, LLC Trust
1,476,830	0.335%, 3/25/2037[c]	1,202,688
	Bear Stearns Adjustable Rate Mortgage Trust
595,841	2.410%, 10/25/2035[c]	590,975
	Birchwood Park CLO, Ltd.
3,050,000	1.674%, 7/15/2026[c,d,g,h]	3,050,000
	Carlyle Global Market Strategies CLO 2012-2, Ltd.
3,000,000	1.532%, 7/20/2023[c,d]	3,000,000
	Countrywide Alternative Loan Trust
478,753	5.500%, 11/25/2035	493,053
392,543	5.500%, 2/25/2036	366,589
557,880	6.000%, 1/25/2037	502,670
	Countrywide Home Loans, Inc.
786,942	2.466%, 3/20/2036	659,166
760,793	2.384%, 9/20/2036	562,943
	Deutsche Alt-A Securities Mortgage Loan Trust
1,408,350	0.891%, 4/25/2047[c]	1,256,001
	Dryden 34 Senior Loan Fund CLO
3,050,000	1.663%, 10/15/2026[c,d,g]	3,050,000
	GSR Mortgage Loan Trust
1,460,799	0.345%, 8/25/2046[c]	1,404,848
	HarborView Mortgage Loan Trust
1,538,514	2.107%, 6/19/2034	1,531,228
	HomeBanc Mortgage Trust
841,674	2.295%, 4/25/2037	626,733
	Impac CMB Trust
1,643,916	0.675%, 4/25/2035[c]	1,545,222
608,421	0.795%, 8/25/2035[c]	544,942
	J.P. Morgan Alternative Loan Trust
1,216,875	2.637%, 3/25/2036	969,583
	J.P. Morgan Mortgage Trust
503,507	2.591%, 10/25/2036	423,749
	Madison Park Funding XIV CLO, Ltd.
3,350,000	1.681%, 7/20/2026[c,d,g]	3,345,980
	Master Asset Securitization Trust
958,304	0.655%, 6/25/2036[c]	588,813
	NCUA Guaranteed Notes
3,081,366	0.603%, 10/7/2020[c]	3,097,518
	Neuberger Berman CLO, Ltd.
2,400,000	1.701%, 8/4/2025[c,d]	2,398,057
	Octagon Investment Partners XX CLO, Ltd.
3,050,000	1.675%, 8/12/2026[c,d,g]	3,050,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.6%)	Value

Collateralized Mortgage Obligations (6.4%) - continued
	Residential Accredit Loans, Inc.
$720,412	3.570%, 9/25/2035	$605,716
	Sequoia Mortgage Trust
2,171,593	1.070%, 9/20/2034[c]	2,109,627
	Voya CLO 2014-3, Ltd.
3,050,000	1.653%, 7/25/2026[c,d]	3,045,425
	Wachovia Mortgage Loan Trust, LLC
611,771	2.771%, 5/20/2036	534,288
	WaMu Mortgage Pass Through Certificates
468,755	0.445%, 10/25/2045[c]	442,539
1,207,713	1.001%, 10/25/2046[c]	1,010,654
1,501,163	0.941%, 12/25/2046[c]	1,245,923
1,413,671	0.861%, 1/25/2047[c]	1,183,082
	Washington Mutual Alternative Mortgage Pass Through Certificates
942,893	1.041%, 9/25/2046[c]	628,158
1,567,075	0.871%, 2/25/2047[c]	1,080,699
	Wells Fargo Mortgage Backed Securities Trust
844,907	2.612%, 3/25/2036	823,760
971,424	2.614%, 3/25/2036	972,572

	Total	54,699,885

Commercial Mortgage-Backed Securities (6.3%)
	Bear Stearns Commercial Mortgage Securities, Inc.
148,283	5.655%, 6/11/2040	147,834
1,628,563	5.331%, 2/11/2044	1,747,777
	Citigroup Commercial Mortgage Trust
750,000	5.710%, 12/10/2049	829,314
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,724,528
	Commercial Mortgage Pass- Through Certificates
4,000,000	1.204%, 6/8/2030[b,c]	4,013,368
1,000,000	5.306%, 12/10/2046	1,072,094
	Credit Suisse First Boston Mortgage Securities Corporation
2,662,566	4.691%, 4/15/2037	2,675,964
	Credit Suisse Mortgage Capital Certificates
1,517,441	5.467%, 9/15/2039	1,625,951
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
3,889,225	0.727%, 12/25/2016	3,862,770
	Federal National Mortgage Association
3,131,883	0.953%, 11/25/2015	3,147,568
2,350,000	1.272%, 1/25/2017	2,365,148
	Government National Mortgage Association
371,962	2.870%, 3/16/2051	375,221
1,261,536	1.864%, 8/16/2031	1,265,865
1,444,286	2.164%, 3/16/2033	1,451,128
630,089	3.214%, 1/16/2040	638,408

Principal Amount	Long-Term Fixed Income (91.6%)	Value

Commercial Mortgage-Backed Securities (6.3%) - continued
	Greenwich Capital Commercial Funding Corporation
$4,500,000	5.224%, 4/10/2037	$4,647,708
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,496,042	0.852%, 4/15/2028[b,c]	1,494,718
3,600,000	1.102%, 12/15/2028[b,c]	3,601,044
3,500,000	5.429%, 12/12/2043	3,747,723
	LSTAR Commercial Mortgage Trust
3,324,448	1.519%, 1/20/2041[b]	3,318,132
	Morgan Stanley Capital I
2,202,610	3.224%, 7/15/2049	2,289,652
	Morgan Stanley Capital, Inc.
1,494,119	5.592%, 4/12/2049	1,520,659
	NCUA Guaranteed Notes
2,070,766	1.600%, 10/29/2020	2,081,089
	SCG Trust 2013-SRP1
2,575,000	1.552%, 11/15/2026[b,c]	2,585,498
	Wachovia Bank Commercial Mortgage Trust
1,238,686	5.765%, 7/15/2045	1,313,364

	Total	53,542,525

Communications Services (2.5%)
	America Movil SAB de CV
2,400,000	1.230%, 9/12/2016[c]	2,420,515
	AT&T, Inc.
1,625,000	1.400%, 12/1/2017	1,616,388
1,470,000	1.137%, 11/27/2018[c]	1,496,800
	British Telecommunications plc
1,500,000	1.625%, 6/28/2016	1,517,055
600,000	1.250%, 2/14/2017	598,966
578,000	2.350%, 2/14/2019	580,805
	Crown Castle Towers, LLC
1,500,000	3.214%, 8/15/2015[d]	1,523,764
850,000	4.174%, 8/15/2017[b]	899,986
	DIRECTV Holdings, LLC
1,500,000	1.750%, 1/15/2018	1,495,589
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,257,101
	NBC Universal Enterprise, Inc.
1,750,000	1.662%, 4/15/2018[b]	1,740,072
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[b]	1,124,723
	Verizon Communications, Inc.
1,350,000	1.761%, 9/15/2016[c]	1,385,685
1,000,000	0.631%, 6/9/2017[c]	1,001,682
2,080,000	1.002%, 6/17/2019[c]	2,108,800
	Viacom, Inc.
1,000,000	2.500%, 9/1/2018	1,014,877

	Total	21,782,808

Consumer Cyclical (1.0%)
	American Honda Finance Corporation
760,000	0.602%, 5/26/2016[b,c]	763,097
	Ford Motor Credit Company, LLC
1,250,000	4.207%, 4/15/2016	1,314,394
1,300,000	3.984%, 6/15/2016	1,367,922
500,000	3.000%, 6/12/2017	518,954
	Home Depot, Inc.
1,600,000	2.250%, 9/10/2018	1,629,219

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.6%)	Value

Consumer Cyclical (1.0%) - continued
	Hyundai Capital America
$2,250,000	1.875%, 8/9/2016[b]	$2,279,000
1,000,000	1.450%, 2/6/2017[b]	999,783

	Total	8,872,369

Consumer Non-Cyclical (3.7%)
	Allergan, Inc.
1,250,000	1.350%, 3/15/2018	1,205,626
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	477,936
	Amgen, Inc.
2,025,000	0.828%, 5/22/2019[c]	2,034,526
	Celgene Corporation
1,500,000	1.900%, 8/15/2017	1,517,062
	ConAgra Foods, Inc.
650,000	0.603%, 7/21/2016[c]	649,734
1,400,000	1.900%, 1/25/2018	1,399,329
	Dr Pepper Snapple Group, Inc.
500,000	2.000%, 1/15/2020	487,431
	Edwards Lifesciences Corporation
1,100,000	2.875%, 10/15/2018	1,116,017
	Express Scripts Holding Company
2,000,000	2.650%, 2/15/2017	2,064,692
1,220,000	1.250%, 6/2/2017	1,214,804
	Forest Laboratories, Inc.
2,250,000	4.375%, 2/1/2019[b]	2,409,750
	Gilead Sciences, Inc.
1,500,000	2.050%, 4/1/2019	1,493,591
	Heineken NV
2,000,000	1.400%, 10/1/2017[b]	1,993,288
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,536,828
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[b]	2,523,163
	Kroger Company
1,460,000	0.763%, 10/17/2016[c]	1,463,187
	McKesson Corporation
1,100,000	1.292%, 3/10/2017	1,098,818
	Mondelez International, Inc.
1,484,000	0.745%, 2/1/2019[c]	1,480,732
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[b]	2,053,776
	Thermo Fisher Scientific, Inc.
1,400,000	1.300%, 2/1/2017	1,398,834
	Unilever Capital Corporation
2,000,000	2.200%, 3/6/2019	2,024,760

	Total	31,643,884

Energy (2.5%)
	Cameron International Corporation
1,275,000	1.400%, 6/15/2017	1,275,739
	Canadian Natural Resources, Ltd.
1,475,000	0.609%, 3/30/2016[c]	1,479,483
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,016,152
	CNOOC Nexen Finance 2014 ULC
1,750,000	1.625%, 4/30/2017	1,751,426
	CNPC General Capital, Ltd.
1,000,000	2.750%, 5/14/2019[b,i]	995,251
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,360,784
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019[b]	1,240,121

Principal Amount	Long-Term Fixed Income (91.6%)	Value

Energy (2.5%) - continued
	Enbridge, Inc.
$1,375,000	0.678%, 6/2/2017[c]	$1,377,683
	EQT Midstream Partners, LP
1,000,000	4.000%, 8/1/2024	988,151
	International Petroleum Investment Company, Ltd.
1,000,000	3.125%, 11/15/2015[b]	1,029,230
	Petrobras Global Finance BV
1,780,000	3.112%, 3/17/2020[c]	1,822,275
	Petroleos Mexicanos
1,500,000	2.254%, 7/18/2018[c]	1,567,500
750,000	3.500%, 7/18/2018	780,000
125,000	3.125%, 1/23/2019[b]	128,537
	Total Capital International SA
1,520,000	0.580%, 6/19/2019[c]	1,524,367
	Weatherford International, Ltd.
1,000,000	6.000%, 3/15/2018	1,134,673

	Total	21,471,372

Financials (21.9%)
	Achmea Hypotheekbank NV
443,000	3.200%, 11/3/2014[b]	446,167
	American Express Credit Corporation
2,080,000	0.781%, 3/18/2019[c]	2,092,270
	American International Group, Inc.
1,500,000	5.050%, 10/1/2015	1,576,414
1,150,000	2.300%, 7/16/2019	1,142,715
	American Tower Trust I
1,000,000	1.551%, 3/15/2018[b]	991,355
	Australia and New Zealand Banking Group, Ltd.
3,500,000	2.400%, 11/23/2016[b]	3,612,245
	Aviation Capital Group Corporation
1,100,000	3.875%, 9/27/2016[b]	1,137,270
	Bank Nederlandse Gemeenten NV
1,000,000	1.375%, 3/19/2018[b]	996,143
	Bank of America Corporation
1,125,000	1.500%, 10/9/2015	1,134,763
1,000,000	1.300%, 3/22/2018[c]	1,016,121
1,775,000	1.105%, 4/1/2019[c]	1,788,703
	Bank Of America National Association
1,000,000	5.300%, 3/15/2017	1,093,046
	Bank of Montreal
3,250,000	2.625%, 1/25/2016[b]	3,347,620
1,500,000	0.834%, 4/9/2018[c]	1,514,288
	Bank of New York Mellon Corporation
1,600,000	1.077%, 11/24/2014[c]	1,604,085
500,000	4.500%, 12/31/2049[j]	461,250
	Bank of Nova Scotia
2,000,000	2.150%, 8/3/2016[b]	2,053,080
	Barclays Bank plc
3,000,000	2.500%, 9/21/2015[b]	3,066,759
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[b]	2,017,000
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,713,159
	BNZ International Funding, Ltd.
2,500,000	2.350%, 3/4/2019[b]	2,496,033

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.6%)	Value

Financials (21.9%) - continued
	Caisse Centrale Desjardins du Quebec
$2,000,000	2.550%, 3/24/2016[b]	$2,061,962
	Caixa Economica Federal
1,250,000	4.250%, 5/13/2019[b]	1,250,000
	Canadian Imperial Bank of Commerce
1,500,000	2.600%, 7/2/2015[b]	1,530,418
	Citigroup, Inc.
1,775,000	0.770%, 3/10/2017[c]	1,777,283
1,475,000	1.003%, 4/8/2019[c]	1,476,996
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,215,630
	CoBank ACB
1,560,000	0.831%, 6/15/2022[c,d]	1,439,100
	Commonwealth Bank of Australia
3,500,000	0.750%, 1/15/2016[b]	3,504,711
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
655,000	4.625%, 12/1/2023	685,210
	Credit Agricole SA
1,350,000	1.034%, 4/15/2019[b,c]	1,360,076
	Credit Suisse AG Guernsey
1,000,000	1.625%, 3/6/2015[b]	1,007,000
1,000,000	2.600%, 5/27/2016[b]	1,033,061
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[b]	1,657,500
810,000	7.500%, 12/11/2049[b,j]	888,975
	DnB Boligkreditt AS
3,500,000	1.450%, 3/21/2018[b]	3,461,840
	General Electric Capital Corporation
3,500,000	1.231%, 3/15/2023[c]	3,514,315
	Goldman Sachs Group, Inc.
2,750,000	2.375%, 1/22/2018	2,781,886
1,525,000	1.324%, 11/15/2018[c]	1,549,903
1,550,000	5.700%, 12/29/2049[j]	1,578,675
	GTP Acquisition Partners I, LLC
1,500,000	4.347%, 6/15/2016[d]	1,533,813
	HSBC USA, Inc.
1,530,000	0.530%, 6/23/2017[c]	1,530,214
	ING Bank NV
3,500,000	2.500%, 1/14/2016[b]	3,591,945
500,000	2.625%, 12/5/2022[b]	487,770
	ING Capital Funding Trust III
715,000	3.834%, 12/29/2049[c,j]	713,212
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015	747,075
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[b]	1,483,919
	J.P. Morgan Chase & Company
3,100,000	1.134%, 1/25/2018[c]	3,150,384
1,075,000	7.900%, 4/29/2049[j]	1,183,844
375,000	6.000%, 12/29/2049[j]	380,625
	J.P. Morgan Chase Bank NA
1,000,000	5.875%, 6/13/2016	1,087,776
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	700,939
	Landwirtschaftliche Rentenbank
3,500,000	0.431%, 3/15/2016	3,508,708
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[b]	348,510
	Macquarie Bank, Ltd.
1,750,000	5.000%, 2/22/2017[b]	1,898,290

Principal Amount	Long-Term Fixed Income (91.6%)	Value

Financials (21.9%) - continued
	Manufacturers and Traders Trust Company
$1,475,000	0.611%, 1/30/2017[c]	$1,479,210
	MassMutual Global Funding II
2,500,000	2.000%, 4/5/2017[b]	2,547,075
	MasterCard, Inc.
1,400,000	2.000%, 4/1/2019	1,394,634
	Metropolitan Life Global Funding I
1,820,000	0.365%, 6/23/2016[b,c]	1,819,292
2,250,000	3.650%, 6/14/2018[b]	2,379,409
	Mizuho Bank, Ltd.
1,350,000	0.663%, 4/16/2017[b,c]	1,351,058
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[b]	701,847
	Morgan Stanley
825,000	4.100%, 5/22/2023	827,621
1,425,000	5.000%, 11/24/2025	1,516,619
1,000,000	5.450%, 12/29/2049[j]	1,001,250
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,194,526
	MUFG Union Bank NA
1,550,000	1.500%, 9/26/2016	1,567,391
	National Australia Bank, Ltd.
2,750,000	2.000%, 6/20/2017[b]	2,802,244
	National Bank of Canada
1,750,000	2.200%, 10/19/2016[b]	1,799,815
	NCUA Guaranteed Notes
2,007,981	0.509%, 12/7/2020[c]	2,011,870
	Network Rail Infrastructure Finance plc
4,000,000	0.875%, 5/15/2018[b]	3,908,472
	New York Life Global Funding
4,000,000	3.000%, 5/4/2015[b]	4,080,152
	Norddeutsche Landesbank Girozentrale
3,000,000	0.875%, 10/16/2015[b]	3,011,559
	Nordea Bank AB
2,000,000	3.125%, 3/20/2017[b]	2,091,160
	North American Development Bank
1,750,000	2.300%, 10/10/2018	1,766,977
	Principal Life Global Funding II
2,250,000	1.000%, 12/11/2015[b]	2,261,831
	RBS Capital Trust III
910,000	5.512%, 9/29/2049[j]	904,540
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	998,625
	Reliance Standard Life Global Funding II
1,400,000	2.500%, 4/24/2019[b]	1,407,024
	Royal Bank of Canada
3,000,000	1.200%, 9/19/2017	2,984,076
	Royal Bank of Scotland Group plc
1,765,000	1.174%, 3/31/2017[c]	1,776,986
700,000	6.125%, 12/15/2022	752,928
1,350,000	5.125%, 5/28/2024	1,349,792
	Santander UK plc
500,000	5.000%, 11/7/2023[b]	536,824
	Skandinaviska Enskilda Banken AB
1,700,000	1.750%, 3/19/2018[b]	1,687,723
2,500,000	1.375%, 5/29/2018[b]	2,471,945

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.6%)	Value

Financials (21.9%) - continued
	SLM Corporation
$500,000	4.625%, 9/25/2017	$515,500
	SpareBank 1 Boligkreditt AS
2,500,000	1.250%, 5/2/2018[b]	2,454,953
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[b]	1,963,720
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[b]	987,191
	Sumitomo Mitsui Financial Group, Inc.
1,450,000	4.436%, 4/2/2024[b]	1,510,082
	Suncorp-Metway, Ltd.
2,065,000	0.934%, 3/28/2017[b,c]	2,064,971
	Svensk Exportkredit AB
2,500,000	0.533%, 1/23/2017[c]	2,514,455
1,500,000	1.125%, 4/5/2018	1,478,958
	Svenska Handelsbanken AB
2,250,000	0.680%, 3/21/2016[c]	2,261,430
500,000	0.722%, 6/17/2019[c]	499,517
	Swedbank AB
1,750,000	1.750%, 3/12/2018[b]	1,745,450
	Toronto-Dominion Bank
2,500,000	0.691%, 9/9/2016[c]	2,513,595
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020	3,069,546
	UnitedHealth Group, Inc.
1,800,000	1.400%, 10/15/2017	1,797,518
	USAA Capital Corporation
2,075,000	2.125%, 6/3/2019[b]	2,073,425
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053	508,750
1,500,000	2.900%, 2/15/2018	1,545,419
	Wachovia Corporation
1,000,000	0.501%, 6/15/2017[c]	998,627
	Wells Fargo & Company
2,500,000	2.625%, 12/15/2016	2,592,867
925,000	3.450%, 2/13/2023	916,160
900,000	4.100%, 6/3/2026	907,019
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[b]	2,476,830
	Yale University
1,250,000	2.086%, 4/15/2019	1,258,505

	Total	188,461,014

Foreign Government (5.8%)
	Asian Development Bank
1,000,000	0.500%, 6/20/2016	998,306
	Bahama Government International Bond
225,000	5.750%, 1/16/2024[b,i]	239,063
	Canada Government International Bond
5,500,000	0.875%, 2/14/2017	5,491,915
	Eksportfinans ASA
1,500,000	2.375%, 5/25/2016	1,504,425
	European Investment Bank
4,000,000	1.750%, 3/15/2017	4,075,400
	Export Development Canada
3,500,000	0.750%, 12/15/2017	3,438,312
	Hydro Quebec
2,000,000	2.000%, 6/30/2016	2,049,010
	Inter-American Development Bank
2,750,000	0.193%, 2/11/2016[c]	2,749,992

Principal Amount	Long-Term Fixed Income (91.6%)	Value

Foreign Government (5.8%) - continued
	International Finance Corporation
$3,000,000	0.500%, 5/16/2016	$2,994,969
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	3,007,305
	Kommunalbanken AS
4,000,000	2.750%, 5/5/2015[b]	4,074,136
	Kommuninvest I Sverige AB
2,500,000	1.000%, 10/24/2017[b]	2,477,590
	Mexico Government International Bond
750,000	5.125%, 1/15/2020	841,875
275,000	3.500%, 1/21/2021	282,013
	Philippines Government International Bond
275,000	4.200%, 1/21/2024	291,500
	Poland Government International Bond
125,000	4.000%, 1/22/2024	129,531
	Province of British Columbia
3,500,000	2.100%, 5/18/2016	3,595,574
	Province of Manitoba
3,000,000	1.300%, 4/3/2017	3,019,707
	Province of Ontario
2,500,000	0.274%, 8/13/2015[c]	2,500,775
2,000,000	1.000%, 7/22/2016	2,011,262
	Slovenia Government International Bond
700,000	4.125%, 2/18/2019[b]	728,364
	Sweden Government International Bond
3,150,000	0.375%, 3/29/2016[b]	3,145,023

	Total	49,646,047

Mortgage-Backed Securities (6.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
6,670,000	3.000%, 8/1/2029[g]	6,860,731
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
446,465	6.500%, 9/1/2037	503,164
7,170,000	4.000%, 8/1/2044[g]	7,525,587
	Federal National Mortgage Association Conventional 15- yr. Pass Through
14,900,000	3.500%, 8/1/2029[g]	15,702,970
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
3,201,123	2.250%, 6/25/2025	3,255,850
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
789,269	6.000%, 8/1/2024	886,154
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
651,578	5.826%, 9/1/2037[c]	694,107
286,123	5.456%, 10/1/2037[c]	306,171
3,870,285	2.076%, 1/1/2043[c]	3,995,244
6,787,648	2.060%, 3/1/2043[c]	6,994,638

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.6%)	Value

Mortgage-Backed Securities (6.2%) - continued
$6,213,212	1.742%, 7/1/2043[c]	$6,287,427

	Total	53,012,043

Technology (1.6%)
	Affiliated Computer Services, Inc.
1,000,000	5.200%, 6/1/2015	1,037,570
	Amphenol Corporation
1,122,000	2.550%, 1/30/2019	1,132,441
	Apple, Inc.
2,650,000	0.523%, 5/6/2019[c]	2,646,274
600,000	2.100%, 5/6/2019	599,409
	Cisco Systems, Inc.
1,750,000	0.727%, 3/1/2019[c]	1,764,198
	Hewlett-Packard Company
1,484,000	1.174%, 1/14/2019[c]	1,495,593
	Micron Semiconductor Asia Pte, Ltd.
1,012,500	1.258%, 1/15/2019	1,011,095
	Oracle Corporation
325,000	1.200%, 10/15/2017	323,135
2,250,000	2.375%, 1/15/2019	2,281,707
	Xilinx, Inc.
1,410,000	2.125%, 3/15/2019	1,403,129

	Total	13,694,551

Transportation (1.4%)
	American Airlines Pass Through Trust
1,172,859	5.600%, 7/15/2020[b]	1,231,501
1,415,952	4.950%, 1/15/2023[b]	1,532,768
	British Airways plc
1,488,378	4.625%, 6/20/2024[b]	1,573,959
	Continental Airlines, Inc.
1,901,562	4.150%, 4/11/2024	1,988,321
	CSX Corporation
400,000	3.700%, 11/1/2023	411,537
	Delta Air Lines, Inc.
672,594	4.750%, 5/7/2020	727,276
	Kansas City Southern de Mexico SA de CV
1,555,000	0.935%, 10/28/2016[c]	1,560,146
	TTX Company
650,000	4.125%, 10/1/2023[d]	668,918
	US Airways Pass Through Trust
1,000,000	3.950%, 11/15/2025	1,021,300
	Virgin Australia Holdings, Ltd.
1,372,470	5.000%, 10/23/2023[b]	1,455,230

	Total	12,170,956

U.S. Government and Agencies (14.6%)
	Federal Agricultural Mortgage Corporation
2,500,000	2.125%, 9/15/2015	2,548,250
2,500,000	2.000%, 7/27/2016	2,566,235
	Federal Home Loan Bank
1,600,000	0.875%, 5/24/2017	1,593,578
	Federal Home Loan Mortgage Corporation
10,000,000	0.875%, 2/22/2017	9,984,690
750,000	1.250%, 8/1/2019	727,560
3,050,000	1.250%, 10/2/2019	2,946,468
	Federal National Mortgage Association
5,000,000	1.875%, 2/19/2019	5,029,880

Principal Amount	Long-Term Fixed Income (91.6%)	Value

U.S. Government and Agencies (14.6%) - continued
	U.S. Treasury Bonds
$690,000	3.000%, 5/15/2042	$653,775
	U.S. Treasury Bonds, TIPS
17,765,458	0.125%, 4/15/2019	18,142,991
	U.S. Treasury Notes
1,250,000	0.250%, 12/31/2015	1,250,000
115,000	1.000%, 10/31/2016	115,800
10,775,000	0.625%, 12/15/2016	10,744,701
20,610,000	0.875%, 7/15/2017[i]	20,532,713
19,400,000	0.875%, 1/31/2018	19,121,125
6,400,000	2.375%, 6/30/2018	6,622,003
7,100,000	3.625%, 2/15/2044	7,530,437
	U.S. Treasury Notes, TIPS
1,286,299	0.125%, 4/15/2018	1,317,353
2,446,670	1.125%, 1/15/2021	2,630,745
6,831,363	0.125%, 1/15/2022	6,843,113
5,152,745	0.125%, 1/15/2023	5,115,310

	Total	126,016,727

Utilities (1.8%)
	American Electric Power Company, Inc.
500,000	1.650%, 12/15/2017	500,418
	Dayton Power and Light Company
900,000	1.875%, 9/15/2016	913,663
	Electricite de France SA
1,000,000	5.250%, 12/29/2049[b,j]	1,016,130
	Enterprise Products Operating, LLC
1,350,000	7.034%, 1/15/2068	1,537,312
	Kansas City Power & Light Company
175,000	3.150%, 3/15/2023	173,873
	MidAmerican Energy Holdings Company
844,000	1.100%, 5/15/2017	841,298
1,006,000	5.750%, 4/1/2018	1,142,257
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043	846,260
	NextEra Energy Capital Holdings, Inc.
2,075,000	2.400%, 9/15/2019	2,080,316
	Northeast Utilities
1,250,000	1.450%, 5/1/2018	1,228,155
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,504,738
	Public Service Electric And Gas Company
2,070,000	1.800%, 6/1/2019	2,039,151
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,791,067

	Total	15,614,638

	Total Long-Term Fixed Income (cost $785,315,842)	787,690,023

Shares	Preferred Stock (0.7%)	Value

Financials (0.5%)
14,000	Allstate Corporation, 5.100%	349,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Shares	Preferred Stock (0.7%)	Value

Financials (0.5%) - continued
54,000	Citigroup, Inc., 7.875%	$1,462,860
26,000	Discover Financial Services, 6.500%[j]	660,920
7,350	Farm Credit Bank of Texas, 6.750%[b,j]	771,521
17,000	Goldman Sachs Group, Inc., 5.500%[j]	407,320
39,000	HSBC Holdings plc, 8.000%[j]	1,055,730

	Total	4,707,651

Utilities (0.2%)
16,250	Southern California Edison Company, 4.920%[j]	1,667,656

	Total	1,667,656

	Total Preferred Stock (cost $6,237,173)	6,375,307

Shares	Collateral Held for Securities Loaned (2.5%)	Value

21,436,937	Thrivent Cash Management Trust	21,436,937
	Total Collateral Held for Securities Loaned (cost $21,436,937)	21,436,937

Shares or Principal Amount	Short-Term Investments (7.5%)[k]	Value

	Federal Home Loan Bank Discount Notes
400,000	0.080%, 10/15/2014[l]	399,933
	Federal Home Loan Mortgage Corporation Discount Notes
600,000	0.085%, 10/29/2014[l]	599,874
	Thrivent Cash Management Trust
63,030,630	0.050%	63,030,630
	U.S. Treasury Bill
800,000	0.020%, 10/16/2014[m]	799,966

	Total Short-Term Investments (at amortized cost)	64,830,403

	Total Investments (cost $920,114,421) 107.2%	$922,469,351

	Other Assets and Liabilities, Net (7.2%)	(61,771,171)

	Total Net Assets 100.0%	$860,698,180

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2014, the value of these investments was $213,732,916 or 24.8% of total net assets.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of July 31, 2014.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,048,475
Apidos CLO XVIII, 7/22/2026	6/25/2014	2,992,500
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2034	6/27/2014	1,992,895
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,050,000
Carlyle Global Market Strategies CLO 2012-2, Ltd., 7/20/2023	7/3/2014	3,000,000
CoBank ACB, 6/15/2022	10/18/2013	1,459,502
Crown Castle Towers, LLC, 8/15/2015	7/29/2010	1,500,000
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,050,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/30/2012	2,129,028
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	85,895
FRS, LLC, 4/15/2043	4/10/2013	3,014,117
GTP Acquisition Partners I, LLC, 6/15/2016	6/29/2011	1,500,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	3,345,980
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	2,044,080
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	2,075,804
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	2,400,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,050,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	2,000,000
TTX Company, 10/1/2023	9/19/2013	649,993
U.S. Residential Opportunity Fund Trust, 3/25/2034	3/14/2014	2,076,364
Vericrest Opportunity Loan Transferee, 11/25/2053	12/18/2013	1,398,026
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	1,390,850
Voya CLO 2014-3, Ltd., 7/25/2026	7/10/2014	3,045,425
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	629,027

e	All or a portion of the security is insured or guaranteed.
f	Defaulted security. Interest is not being accrued.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Security is fair valued.
i	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At July 31, 2014, $999,807 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At July 31, 2014, $599,975 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:
CLO - Collateralized Loan Obligation
TIPS - Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,755,814
Gross unrealized depreciation	(7,400,884)

Net unrealized appreciation (depreciation)	$2,354,930

Cost for federal income tax purposes	$920,114,421

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Basic Materials	2,326,500	–	2,326,500	–
Capital Goods	2,698,092	–	2,698,092	–
Communications Services	15,437,253	–	15,437,253	–
Consumer Cyclical	7,579,492	–	7,579,492	–
Consumer Non-Cyclical	5,225,620	–	5,225,620	–
Energy	1,248,097	–	1,248,097	–
Financials	1,621,938	–	1,621,938	–
Technology	3,197,348	–	3,197,348	–
Transportation	1,038,856	–	1,038,856	–
Utilities	1,763,485	–	1,763,485	–
Long-Term Fixed Income
Asset-Backed Securities	122,533,680	–	114,201,626	8,332,054
Basic Materials	6,997,407	–	6,997,407	–
Capital Goods	7,530,117	–	7,530,117	–
Collateralized Mortgage Obligations	54,699,885	–	36,217,780	18,482,105
Commercial Mortgage-Backed Securities	53,542,525	–	53,542,525	–
Communications Services	21,782,808	–	21,782,808	–
Consumer Cyclical	8,872,369	–	8,872,369	–
Consumer Non-Cyclical	31,643,884	–	31,643,884	–
Energy	21,471,372	–	21,471,372	–
Financials	188,461,014	–	187,021,914	1,439,100
Foreign Government	49,646,047	–	49,646,047	–
Mortgage-Backed Securities	53,012,043	–	53,012,043	–
Technology	13,694,551	–	13,694,551	–
Transportation	12,170,956	–	12,170,956	–
U.S. Government and Agencies	126,016,727	–	126,016,727	–
Utilities	15,614,638	–	15,614,638	–
Preferred Stock
Financials	4,707,651	3,936,130	771,521	–
Utilities	1,667,656	–	1,667,656	–
Collateral Held for Securities Loaned	21,436,937	21,436,937	–	–
Short-Term Investments	64,830,403	63,030,630	1,799,773	–

Total	$922,469,351	$88,403,697	$805,812,395	$28,253,259

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	835,380	835,380	–	–

Total Asset Derivatives	$835,380	$835,380	$–	$–

Liability Derivatives
Futures Contracts	6,124	6,124	–	–
Credit Default Swaps	57,972	–	57,972	–

Total Liability Derivatives	$64,096	$6,124	$57,972	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Portfolio as discussed in the Notes to Schedule of Investments.

			Change in
	Value	Realized	Unrealized			Transfers	Transfers	Value
Investments in	November 1,	Gain/	Appreciation/			Into	Out of	July 31,
Securities	2013	(Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	2014

Long-Term Fixed Income
Asset-Backed
Securities	8,537,592	(2,339)	598,730	–	(801,929)	–	–	8,332,054
Collateralized
Mortgage
Obligations	–	–	(1,800)	18,483,905	–	–	–	18,482,105
Financials	1,496,025	(643)	12,718	–	(69,000)	–	–	1,439,100

	$10,033,617	(2,982)	$609,648	$18,483,905	($870,929)	$–	$–	$28,253,259

Transfers into or out of Level 3 represent the beginning value, respectively, of any security or instrument where a change in the valuation level occurred from the beginning to the end of the period.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Asset-Backed Securities are credit spread of the issuer, cash flows, and recent market activity based on comparable bonds. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Collateralized Mortgage Obligations are recent market activity. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financial Securities are recent market activity based on comparable bonds. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures Contracts	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	(590)	September 2014	($70,692,183)	($70,113,204)	$578,979
10-Yr. U.S. Treasury Bond Futures	(260)	September 2014	(32,654,840)	(32,398,439)	256,401
30-Yr. U.S. Treasury Bond Futures	10	September 2014	1,380,187	1,374,063	(6,124)
Total Futures Contracts					$829,256

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

Limited Maturity Bond Fund

Schedule of Investments as of July 31, 2014

(unaudited)

			Notional
	Buy/Sell	Termination	Principal		Unrealized
Credit Default Swaps and Counterparty	Protection[1]	Date	Amount[2]	Value[3]	Gain/(Loss)

CDX HY 22, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2019	$17,820,000	($57,972)	($57,972)
Total Credit Default Swaps				($57,972)	($57,972)

1	As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

	Value	Gross Purchases	Gross Sales	Shares Held at	Value	Income Earned November 1, 2013 -
Fund	October 31, 2013			July 31, 2014	July 31, 2014	July 31, 2014

Cash Management Trust-Collateral Investment	$8,269,685	$130,035,065	$116,867,813	21,436,937	$21,436,937	$16,323
Cash Management Trust-Short Term Investment	42,812,455	222,882,793	202,664,618	63,030,630	63,030,630	18,612
Total Value and Income Earned	51,082,140				84,467,567	34,935

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

Money Market Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Asset Backed Commercial Paper (18.6%)[a]	Value

	Dealers Capital Access Trust, LLC
$2,160,000	0.170%, 8/6/2014[b]	$2,159,949
	Golden Funding Corporation
7,500,000	0.090%, 8/5/2014[b]	7,499,925
4,540,000	0.180%, 8/18/2014[b]	4,539,614
	Kells Funding, LLC
4,600,000	0.232%, 10/8/2014[b,c,d]	4,600,000
4,730,000	0.232%, 11/17/2014[b,c,d]	4,729,993
	Liberty Street Funding, LLC
4,550,000	0.170%, 8/4/2014[b]	4,549,936
4,510,000	0.180%, 10/23/2014[b]	4,508,128
	Nieuw Amsterdam Receivables
4,570,000	0.160%, 8/12/2014[b]	4,569,777
4,510,000	0.160%, 10/16/2014[b]	4,508,477
	Old Line Funding, LLC
4,680,000	0.230%, 9/18/2014[b]	4,678,565
4,560,000	0.184%, 11/17/2014[b,c,d]	4,560,000
	Starbird Funding Corporation
12,850,000	0.090%, 8/1/2014[b]	12,850,000
	Sydney Capital Corporation
4,500,000	0.190%, 9/12/2014[b]	4,499,002
4,510,000	0.160%, 9/24/2014[b]	4,508,918
	Thunder Bay Funding, LLC
5,170,000	0.190%, 9/29/2014[b]	5,168,390
4,480,000	0.170%, 10/15/2014[b]	4,478,413

	Total	82,409,087

Principal Amount	Certificate of Deposit (11.4%)[a]	Value

	Bank of Montreal Chicago
4,680,000	0.233%, 4/9/2015[d]	4,680,000
	Bank of Nova Scotia/Houston
4,815,000	0.270%, 10/24/2014[d]	4,815,000
	Rabobank Nederland NY
4,620,000	0.277%, 12/1/2014[d]	4,620,000
2,340,000	0.278%, 5/20/2015[d]	2,340,341
4,440,000	0.254%, 7/17/2015[d]	4,440,000
	Skandinaviska Enskilda Banken AB
4,620,000	0.281%, 9/16/2014[d]	4,620,000
4,510,000	0.627%, 2/26/2015[d]	4,520,142
	Svenska Handelsbanken NY
4,510,000	0.160%, 9/10/2014	4,510,000
	Toronto Dominion Bank of New York
4,675,000	0.300%, 9/19/2014	4,675,634
4,750,000	0.216%, 11/18/2014[d]	4,750,000
	US Bank NA
4,350,000	0.172%, 1/15/2015[d]	4,350,000
	Wells Fargo Bank NA
2,300,000	0.210%, 8/20/2014	2,300,073

	Total	50,621,190

Principal Amount	Financial Company Commercial Paper (15.8%)[a]	Value

	AllianceBernstein, LP
22,000,000	0.140%, 8/1/2014	22,000,000
	General Electric Capital Corporation
4,640,000	0.160%, 9/2/2014[b]	4,639,340
	Nordea Bank AB
4,540,000	0.185%, 8/29/2014	4,539,347
4,465,000	0.190%, 9/5/2014	4,464,175
	Prudential Funding, LLC
5,000,000	0.080%, 8/7/2014	4,999,933

Principal Amount	Financial Company Commercial Paper (15.8%)[a]	Value

	Svenska Handelsbank, Inc.
$4,470,000	0.100%, 8/18/2014	$4,469,789
	US Bank NA
16,500,000	0.100%, 8/1/2014	16,500,000
	Westpac Banking Corporation
4,580,000	0.225%, 8/1/2014[c,d]	4,580,000
4,620,000	0.216%, 9/19/2014[c,d]	4,619,945

	Total	70,812,529

Principal Amount	Government Agency Debt (26.8%)[a]	Value

	Federal Agricultural Mortgage Corporation
4,330,000	0.240%, 10/17/2014	4,331,014
4,800,000	0.350%, 7/1/2015[d]	4,807,116
	Federal Farm Credit Bank
3,860,000	0.175%, 4/23/2015[d]	3,861,713
3,860,000	0.155%, 8/3/2015[d]	3,861,200
	Federal Home Loan Bank
4,470,000	0.131%, 12/9/2014[d]	4,470,786
4,710,000	0.122%, 2/23/2015[d]	4,710,000
6,825,000	0.100%, 3/10/2015	6,824,324
4,470,000	0.122%, 8/26/2015[d]	4,470,275
	Federal Home Loan Mortgage Corporation
13,380,000	0.144%, 6/26/2015[d]	13,383,896
2,280,000	0.144%, 7/17/2015[d]	2,280,674
	Overseas Private Investment Corporation
3,508,777	0.110%, 8/6/2014[d]	3,508,777
4,500,000	0.110%, 8/7/2014[d]	4,500,000
4,510,000	0.110%, 8/7/2014[d]	4,510,000
7,700,000	0.110%, 8/7/2014[d]	7,700,000
5,275,000	0.110%, 8/7/2014[d]	5,275,000
4,855,000	0.110%, 8/7/2014[d]	4,855,000
2,778,681	0.176%, 9/7/2014	2,791,849
9,500,000	0.300%, 12/9/2014	9,518,339
3,530,561	0.300%, 12/10/2014	3,537,352
5,042,840	0.420%, 4/15/2015	5,049,097
6,800,000	0.390%, 5/2/2015	6,806,609
8,710,000	0.430%, 7/12/2015	8,711,845

	Total	119,764,866

Shares	Investment Company (7.5%)	Value

	BlackRock Cash Funds
20,978,000	0.090%	20,978,000
	Dreyfus Institutional Cash Advantage Fund
315,000	0.060%	315,000
	DWS Money Market Series
12,182,024	0.050%	12,182,024

	Total	33,475,024

Principal Amount	Other Commercial Paper (13.9%)[a]	Value

	Baker Hughes, Inc.
4,470,000	0.100%, 8/4/2014	4,469,963
	Caisse d’Amortissement de la Dette Sociale
2,000,000	0.130%, 8/11/2014	1,999,928
	Caisse des Depots et Consignations
4,550,000	0.150%, 8/15/2014	4,549,735
4,250,000	0.165%, 10/17/2014	4,248,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

Money Market Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Principal Amount	Other Commercial Paper (13.9%)[a]	Value

	Cargill Global Funding plc
$10,000,000	0.070%, 8/4/2014	$9,999,942
	Chevron Corporation
4,490,000	0.105%, 9/24/2014	4,489,293
	Coca-Cola Company
4,520,000	0.100%, 9/8/2014	4,519,523
4,670,000	0.180%, 9/17/2014	4,668,903
	Long Island Power Authority
4,550,000	0.160%, 8/13/2014	4,550,000
	Proctor & Gamble Company
4,540,000	0.120%, 9/12/2014	4,539,364
	Reckitt Benckiser Treasury Services plc
4,750,000	0.350%, 9/12/2014[c]	4,748,060
	Schlumberger Investment SA
4,490,000	0.110%, 8/29/2014	4,489,616
4,440,000	0.120%, 9/16/2014	4,439,319

	Total	61,712,146

Principal Amount	Other Note (8.3%)[a]	Value

	Bank of New York Mellon Corporation
8,320,000	1.077%, 11/24/2014[d]	8,343,518
	General Electric Capital Corporation
3,870,000	4.750%, 9/15/2014[b]	3,891,582
4,470,000	1.000%, 8/11/2015[b,d]	4,504,437
	John Deere Capital Corporation
3,850,000	0.333%, 10/8/2014[d]	3,850,620
	Nederlandse Waterschapsbank NV
4,720,000	0.285%, 10/27/2014[c,d]	4,720,356
	Procter & Gamble Company
4,500,000	0.700%, 8/15/2014	4,501,035
	Royal Bank of Canada
2,300,000	0.282%, 8/7/2015[c,d]	2,300,000
	Wells Fargo Bank NA
4,600,000	0.321%, 8/14/2015[d]	4,600,000

	Total	36,711,548

	Total Investments (at amortized cost) 102.3%	$455,506,390

	Other Assets and Liabilities, Net (2.3)%	(10,331,068)

	Total Net Assets 100.0%	$445,175,322

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2014, the value of these investments was $34,858,354 or 7.8% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2014.

Cost for federal income tax purposes	$455,506,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

Money Market Fund

Schedule of Investments as of July 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2014, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Asset Backed Commercial Paper	82,409,087	–	82,409,087	–
Certificate of Deposit	50,621,190	–	50,621,190	–
Financial Company Commercial Paper	70,812,529	–	70,812,529	–
Government Agency Debt	119,764,866	–	119,764,866	–
Investment Company	33,475,024	33,475,024	–	–
Other Commercial Paper	61,712,146	–	61,712,146	–
Other Note	36,711,548	–	36,711,548	–

Total	$455,506,390	$33,475,024	$422,031,366	$–

There were no significant transfers between Levels during the period ended July 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

Notes to Schedule of Investments

As of July 31, 2014

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options are valued at the last quoted sales price. Futures contracts are valued at the settle price on the exchange on which they trade. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies and procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

189

Notes to Schedule of Investments

As of July 31, 2014

(unaudited)

A derivative may incur a mark to market loss if the value if the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives

(foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial

190

Notes to Schedule of Investments

As of July 31, 2014

(unaudited)

margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

191

Notes to Schedule of Investments

As of July 31, 2014

(unaudited)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The amounts presented in the tables below are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral pledged. The actual amounts of collateral may be greater than amounts presented in the tables.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

192

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 29, 2014	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 29, 2014	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: September 29, 2014	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer